UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21295
JPMorgan Trust I
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)
Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan Developed International Value Fund

Class A Shares/Ticker: JFEAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Developed International Value Fund (Class A Shares)	$53	0.99%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,050,545
Total number of portfolio holdings	275
Portfolio turnover rate	14%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFEAX-425
JPMorgan Developed International Value Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan Developed International Value Fund

Class C Shares/Ticker: JIUCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Developed International Value Fund (Class C Shares)	$80	1.49%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,050,545
Total number of portfolio holdings	275
Portfolio turnover rate	14%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIUCX-425
JPMorgan Developed International Value Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Developed International Value Fund
Class I Shares/Ticker: JIESX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Developed International Value Fund (Class I Shares)	$40	0.74%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,050,545
Total number of portfolio holdings	275
Portfolio turnover rate	14%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIESX-425
JPMorgan Developed International Value Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Developed International Value Fund
Class L Shares/Ticker: JNUSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Developed International Value Fund (Class L Shares)	$34	0.64%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,050,545
Total number of portfolio holdings	275
Portfolio turnover rate	14%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNUSX-425
JPMorgan Developed International Value Fund - Class L

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Developed International Value Fund
Class R2 Shares/Ticker: JPVZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Developed International Value Fund (Class R2 Shares)	$69	1.29%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,050,545
Total number of portfolio holdings	275
Portfolio turnover rate	14%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPVZX-425
JPMorgan Developed International Value Fund - Class R2

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Developed International Value Fund
Class R5 Shares/Ticker: JPVRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Developed International Value Fund (Class R5 Shares)	$34	0.64%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,050,545
Total number of portfolio holdings	275
Portfolio turnover rate	14%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPVRX-425
JPMorgan Developed International Value Fund - Class R5

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Developed International Value Fund
Class R6 Shares/Ticker: JNVMX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Developed International Value Fund (Class R6 Shares)	$29	0.54%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,050,545
Total number of portfolio holdings	275
Portfolio turnover rate	14%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNVMX-425
JPMorgan Developed International Value Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Emerging Markets Equity Fund
Class A Shares/Ticker: JFAMX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class A Shares)	$62	1.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,248,068
Total number of portfolio holdings	82
Portfolio turnover rate	19%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFAMX-425
JPMorgan Emerging Markets Equity Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Emerging Markets Equity Fund
Class C Shares/Ticker: JEMCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class C Shares)	$87	1.74%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,248,068
Total number of portfolio holdings	82
Portfolio turnover rate	19%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEMCX-425
JPMorgan Emerging Markets Equity Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Emerging Markets Equity Fund
Class I Shares/Ticker: JEMSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class I Shares)	$49	0.99%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,248,068
Total number of portfolio holdings	82
Portfolio turnover rate	19%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEMSX-425
JPMorgan Emerging Markets Equity Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Emerging Markets Equity Fund
Class L Shares/Ticker: JMIEX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class L Shares)	$44	0.89%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,248,068
Total number of portfolio holdings	82
Portfolio turnover rate	19%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMIEX-425
JPMorgan Emerging Markets Equity Fund - Class L

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Emerging Markets Equity Fund
Class R2 Shares/Ticker: JHUJX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class R2 Shares)	$77	1.54%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,248,068
Total number of portfolio holdings	82
Portfolio turnover rate	19%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHUJX-425
JPMorgan Emerging Markets Equity Fund - Class R2

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Emerging Markets Equity Fund
Class R3 Shares/Ticker: JHURX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class R3 Shares)	$64	1.29%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,248,068
Total number of portfolio holdings	82
Portfolio turnover rate	19%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHURX-425
JPMorgan Emerging Markets Equity Fund - Class R3

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Emerging Markets Equity Fund
Class R4 Shares/Ticker: JHUKX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class R4 Shares)	$52	1.04%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,248,068
Total number of portfolio holdings	82
Portfolio turnover rate	19%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHUKX-425
JPMorgan Emerging Markets Equity Fund - Class R4

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Emerging Markets Equity Fund
Class R5 Shares/Ticker: JEMOX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class R5 Shares)	$44	0.89%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,248,068
Total number of portfolio holdings	82
Portfolio turnover rate	19%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEMOX-425
JPMorgan Emerging Markets Equity Fund - Class R5

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Emerging Markets Equity Fund
Class R6 Shares/Ticker: JEMWX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class R6 Shares)	$39	0.79%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,248,068
Total number of portfolio holdings	82
Portfolio turnover rate	19%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEMWX-425
JPMorgan Emerging Markets Equity Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Europe Dynamic Fund
Class A Shares/Ticker: VEUAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Europe Dynamic Fund (Class A Shares)	$65	1.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$562,397
Total number of portfolio holdings	70
Portfolio turnover rate	57%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VEUAX-425
JPMorgan Europe Dynamic Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Europe Dynamic Fund
Class C Shares/Ticker: VEUCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Europe Dynamic Fund (Class C Shares)	$91	1.74%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$562,397
Total number of portfolio holdings	70
Portfolio turnover rate	57%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VEUCX-425
JPMorgan Europe Dynamic Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Europe Dynamic Fund
Class I Shares/Ticker: JFESX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Europe Dynamic Fund (Class I Shares)	$52	0.98%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$562,397
Total number of portfolio holdings	70
Portfolio turnover rate	57%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFESX-425
JPMorgan Europe Dynamic Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Europe Dynamic Fund
Class L Shares/Ticker: JFEIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Europe Dynamic Fund (Class L Shares)	$45	0.86%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$562,397
Total number of portfolio holdings	70
Portfolio turnover rate	57%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFEIX-425
JPMorgan Europe Dynamic Fund - Class L

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Europe Dynamic Fund
Class R6 Shares/Ticker: VEUVX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Europe Dynamic Fund (Class R6 Shares)	$40	0.75%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$562,397
Total number of portfolio holdings	70
Portfolio turnover rate	57%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VEUVX-425
JPMorgan Europe Dynamic Fund - Class R6
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan Global Allocation Fund

Class A Shares/Ticker: GAOAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Allocation Fund (Class A Shares)	$50	1.01%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,720,650
Total number of portfolio holdings	1,865
Portfolio turnover rate	54%
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GAOAX-425
JPMorgan Global Allocation Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan Global Allocation Fund

Class C Shares/Ticker: GAOCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Allocation Fund (Class C Shares)	$75	1.51%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,720,650
Total number of portfolio holdings	1,865
Portfolio turnover rate	54%
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GAOCX-425
JPMorgan Global Allocation Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan Global Allocation Fund

Class I Shares/Ticker: GAOSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Allocation Fund (Class I Shares)	$38	0.76%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,720,650
Total number of portfolio holdings	1,865
Portfolio turnover rate	54%
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GAOSX-425
JPMorgan Global Allocation Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan Global Allocation Fund

Class R2 Shares/Ticker: GAONX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Allocation Fund (Class R2 Shares)	$68	1.38%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,720,650
Total number of portfolio holdings	1,865
Portfolio turnover rate	54%
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GAONX-425
JPMorgan Global Allocation Fund - Class R2

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan Global Allocation Fund

Class R3 Shares/Ticker: GAOTX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Allocation Fund (Class R3 Shares)	$56	1.13%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,720,650
Total number of portfolio holdings	1,865
Portfolio turnover rate	54%
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GAOTX-425
JPMorgan Global Allocation Fund - Class R3

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan Global Allocation Fund

Class R4 Shares/Ticker: GAOFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Allocation Fund (Class R4 Shares)	$44	0.88%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,720,650
Total number of portfolio holdings	1,865
Portfolio turnover rate	54%
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GAOFX-425
JPMorgan Global Allocation Fund - Class R4

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan Global Allocation Fund

Class R5 Shares/Ticker: GAORX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Allocation Fund (Class R5 Shares)	$36	0.73%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,720,650
Total number of portfolio holdings	1,865
Portfolio turnover rate	54%
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GAORX-425
JPMorgan Global Allocation Fund - Class R5

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan Global Allocation Fund

Class R6 Shares/Ticker: GAOZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Allocation Fund (Class R6 Shares)	$31	0.63%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,720,650
Total number of portfolio holdings	1,865
Portfolio turnover rate	54%
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GAOZX-425
JPMorgan Global Allocation Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan Income Builder Fund

Class A Shares/Ticker: JNBAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Builder Fund (Class A Shares)	$35	0.71%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$8,016,436
Total number of portfolio holdings	2,762
Portfolio turnover rate	52%
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNBAX-425
JPMorgan Income Builder Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan Income Builder Fund

Class C Shares/Ticker: JNBCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Builder Fund (Class C Shares)	$60	1.21%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$8,016,436
Total number of portfolio holdings	2,762
Portfolio turnover rate	52%
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNBCX-425
JPMorgan Income Builder Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Income Builder Fund
Class I Shares/Ticker: JNBSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Builder Fund (Class I Shares)	$28	0.56%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$8,016,436
Total number of portfolio holdings	2,762
Portfolio turnover rate	52%
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNBSX-425
JPMorgan Income Builder Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Income Builder Fund
Class R6 Shares/Ticker: JNBZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Builder Fund (Class R6 Shares)	$24	0.48%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$8,016,436
Total number of portfolio holdings	2,762
Portfolio turnover rate	52%
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNBZX-425
JPMorgan Income Builder Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan International Equity Fund
Class A Shares/Ticker: JSEAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Equity Fund (Class A Shares)	$49	0.95%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,731,174
Total number of portfolio holdings	77
Portfolio turnover rate	26%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSEAX-425
JPMorgan International Equity Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan International Equity Fund
Class C Shares/Ticker: JIECX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Equity Fund (Class C Shares)	$75	1.45%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,731,174
Total number of portfolio holdings	77
Portfolio turnover rate	26%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIECX-425
JPMorgan International Equity Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan International Equity Fund
Class I Shares/Ticker: VSIEX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Equity Fund (Class I Shares)	$36	0.70%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,731,174
Total number of portfolio holdings	77
Portfolio turnover rate	26%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VSIEX-425
JPMorgan International Equity Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan International Equity Fund

Class R2 Shares/Ticker: JIEZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Equity Fund (Class R2 Shares)	$65	1.25%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,731,174
Total number of portfolio holdings	77
Portfolio turnover rate	26%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIEZX-425
JPMorgan International Equity Fund - Class R2

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan International Equity Fund

Class R5 Shares/Ticker: JIERX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Equity Fund (Class R5 Shares)	$31	0.60%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,731,174
Total number of portfolio holdings	77
Portfolio turnover rate	26%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIERX-425
JPMorgan International Equity Fund - Class R5

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan International Equity Fund

Class R6 Shares/Ticker: JNEMX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Equity Fund (Class R6 Shares)	$26	0.50%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,731,174
Total number of portfolio holdings	77
Portfolio turnover rate	26%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNEMX-425
JPMorgan International Equity Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan International Focus Fund

Class A Shares/Ticker: IUAEX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Focus Fund (Class A Shares)	$51	1.00%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,505,081
Total number of portfolio holdings	52
Portfolio turnover rate	30%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
IUAEX-425
JPMorgan International Focus Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan International Focus Fund

Class C Shares/Ticker: IUCEX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Focus Fund (Class C Shares)	$77	1.50%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,505,081
Total number of portfolio holdings	52
Portfolio turnover rate	30%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
IUCEX-425
JPMorgan International Focus Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan International Focus Fund

Class I Shares/Ticker: IUESX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Focus Fund (Class I Shares)	$38	0.75%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,505,081
Total number of portfolio holdings	52
Portfolio turnover rate	30%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
IUESX-425
JPMorgan International Focus Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan International Focus Fund

Class R2 Shares/Ticker: IUERX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Focus Fund (Class R2 Shares)	$67	1.30%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,505,081
Total number of portfolio holdings	52
Portfolio turnover rate	30%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
IUERX-425
JPMorgan International Focus Fund - Class R2

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan International Focus Fund

Class R5 Shares/Ticker: IUEFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Focus Fund (Class R5 Shares)	$33	0.65%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,505,081
Total number of portfolio holdings	52
Portfolio turnover rate	30%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
IUEFX-425
JPMorgan International Focus Fund - Class R5

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan International Focus Fund

Class R6 Shares/Ticker: IUENX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Focus Fund (Class R6 Shares)	$28	0.55%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,505,081
Total number of portfolio holdings	52
Portfolio turnover rate	30%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
IUENX-425
JPMorgan International Focus Fund - Class R6
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan Research Market Neutral Fund

Class A Shares/Ticker: JMNAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
JPMorgan Research Market Neutral Fund (Class A Shares)	$128	2.57%
*	This charge is annualized.
**	Includes dividend and interest expenses on short sales.

KEY FUND STATISTICS
Fund net assets (000's)	$340,620
Total number of portfolio holdings	310
Portfolio turnover rate	164%
PORTFOLIO COMPOSITION - LONG
(% of Total Investments)
PORTFOLIO COMPOSITION - SHORT
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMNAX-425
JPMorgan Research Market Neutral Fund - Class A
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan Research Market Neutral Fund

Class C Shares/Ticker: JMNCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
JPMorgan Research Market Neutral Fund (Class C Shares)	$153	3.06%
*	This charge is annualized.
**	Includes dividend and interest expenses on short sales.

KEY FUND STATISTICS
Fund net assets (000's)	$340,620
Total number of portfolio holdings	310
Portfolio turnover rate	164%
PORTFOLIO COMPOSITION - LONG
(% of Total Investments)
PORTFOLIO COMPOSITION - SHORT
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMNCX-425
JPMorgan Research Market Neutral Fund - Class C
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Research Market Neutral Fund
Class I Shares/Ticker: JMNSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
JPMorgan Research Market Neutral Fund (Class I Shares)	$116	2.32%
*	This charge is annualized.
**	Includes dividend and interest expenses on short sales.

KEY FUND STATISTICS
Fund net assets (000's)	$340,620
Total number of portfolio holdings	310
Portfolio turnover rate	164%
PORTFOLIO COMPOSITION - LONG
(% of Total Investments)
PORTFOLIO COMPOSITION - SHORT
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMNSX-425
JPMorgan Research Market Neutral Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Tax Aware Real Return Fund
Class A Shares/Ticker: TXRAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Aware Real Return Fund Class A Shares	$34	0.69%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$585,793
Total number of portfolio holdings	363
Portfolio turnover rate	32%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
TXRAX-425
JPMorgan Tax Aware Real Return Fund - Class A
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Tax Aware Real Return Fund
Class C Shares/Ticker: TXRCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Aware Real Return Fund Class C Shares	$59	1.19%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$585,793
Total number of portfolio holdings	363
Portfolio turnover rate	32%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
TXRCX-425
JPMorgan Tax Aware Real Return Fund - Class C
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Tax Aware Real Return Fund
Class I Shares/Ticker: TXRIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Aware Real Return Fund Class I Shares	$22	0.44%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$585,793
Total number of portfolio holdings	363
Portfolio turnover rate	32%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
TXRIX-425
JPMorgan Tax Aware Real Return Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Tax Aware Real Return Fund
Class R6 Shares/Ticker: TXRRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Aware Real Return Fund Class R6 Shares	$17	0.34%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$585,793
Total number of portfolio holdings	363
Portfolio turnover rate	32%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
TXRRX-425
JPMorgan Tax Aware Real Return Fund - Class R6

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Semi-Annual Financial Statements
J.P. Morgan International Equity Funds
April 30, 2025 (Unaudited)
JPMorgan Developed International Value Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan Emerging Markets Research Enhanced Equity Fund
JPMorgan Europe Dynamic Fund
JPMorgan International Equity Fund
JPMorgan International Focus Fund
JPMorgan International Hedged Equity Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 91.3%
Australia — 4.4%
AGL Energy Ltd.	284	1,937
BHP Group Ltd.	595	14,180
Fortescue Ltd.	314	3,242
Glencore plc	1,118	3,665
Insignia Financial Ltd. *	1,022	2,464
New Hope Corp. Ltd.	698	1,638
Perseus Mining Ltd.	628	1,345
QBE Insurance Group Ltd.	207	2,859
Rio Tinto plc	196	11,688
Ventia Services Group Pty. Ltd.	421	1,140
Yancoal Australia Ltd.	563	1,795
		45,953
Austria — 1.1%
BAWAG Group AG (a)	14	1,543
Erste Group Bank AG	45	3,064
OMV AG	65	3,345
Telekom Austria AG	187	1,973
Vienna Insurance Group AG Wiener Versicherung Gruppe	44	2,096
		12,021
Belgium — 0.5%
Ageas SA	40	2,529
KBC Group NV	35	3,178
		5,707
China — 0.5%
BOC Hong Kong Holdings Ltd.	724	3,003
Yangzijiang Shipbuilding Holdings Ltd. *	1,222	2,093
		5,096
Denmark — 0.8%
Carlsberg A/S, Class B (b)	10	1,415
Danske Bank A/S	97	3,391
H Lundbeck A/S	221	1,057
ISS A/S	47	1,174
Sydbank A/S	17	1,087
		8,124
Finland — 1.3%
Kalmar OYJ, Class B	71	2,236
Konecranes OYJ	32	2,147
Nokia OYJ	755	3,776
INVESTMENTS	SHARES (000)	VALUE ($000)

Finland — continued
Nordea Bank Abp	118	1,642
Nordea Bank Abp	248	3,401
		13,202
France — 7.1%
AXA SA *	221	10,456
BNP Paribas SA	127	10,755
Cie Generale des Etablissements Michelin SCA	111	4,053
Coface SA	92	1,889
Credit Agricole SA	187	3,510
Eiffage SA	17	2,340
Engie SA	270	5,586
Eurazeo SE	15	1,109
IPSOS SA	25	1,167
Orange SA	313	4,541
Renault SA	69	3,690
Rubis SCA	39	1,271
Societe Generale SA	101	5,260
Television Francaise 1 SA	139	1,326
TotalEnergies SE	252	14,354
Vallourec SACA *	109	2,008
Vicat SACA	28	1,571
		74,886
Georgia — 0.2%
Lion Finance Group plc	21	1,648
Germany — 10.7%
Allianz SE (Registered)	45	18,513
Aroundtown SA *	477	1,426
Bilfinger SE	26	2,235
Commerzbank AG	126	3,347
Continental AG	25	1,928
Deutsche Bank AG (Registered)	247	6,476
Deutsche Post AG	131	5,592
Deutsche Telekom AG (Registered)	413	14,829
E.ON SE	339	5,938
Freenet AG	61	2,543
Fresenius SE & Co. KGaA *	77	3,668
Heidelberg Materials AG	25	4,952
Henkel AG & Co. KGaA (Preference)	33	2,532
HOCHTIEF AG	18	3,440
Hornbach Holding AG & Co. KGaA	14	1,566
LEG Immobilien SE	28	2,350
Mercedes-Benz Group AG	98	5,842
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	1

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) *	16	11,269
ProSiebenSat.1 Media SE	253	1,765
SAF-Holland SE	76	1,384
Talanx AG	18	2,024
TUI AG *	137	1,054
Volkswagen AG (Preference)	34	3,674
Vonovia SE	131	4,347
		112,694
Guatemala — 0.1%
Millicom International Cellular SA	35	1,224
Hong Kong — 1.5%
CK Asset Holdings Ltd.	644	2,629
Kerry Properties Ltd.	769	1,807
Prudential plc	364	3,871
Swire Properties Ltd.	922	2,037
United Laboratories International Holdings Ltd. (The)	1,022	1,832
WH Group Ltd. (a)	2,456	2,196
Yue Yuen Industrial Holdings Ltd.	657	944
		15,316
Ireland — 1.2%
AerCap Holdings NV	35	3,659
AIB Group plc	390	2,621
Bank of Ireland Group plc	205	2,412
Cairn Homes plc	523	1,152
Glanbia plc	7	92
Glenveagh Properties plc * (a)	591	1,107
Greencore Group plc	509	1,255
		12,298
Israel — 0.2%
Plus500 Ltd.	48	1,987
Italy — 5.0%
Azimut Holding SpA	37	1,038
Banca Monte dei Paschi di Siena SpA	167	1,413
Banco BPM SpA	256	2,854
BFF Bank SpA * (a)	150	1,419
BPER Banca SpA	242	1,962
Buzzi SpA	29	1,503
Danieli & C Officine Meccaniche SpA	43	1,170
Enel SpA	1,047	9,077
Intesa Sanpaolo SpA	1,782	9,510
Iveco Group NV	76	1,213
INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — continued
MFE-MediaForEurope NV, Class B	255	1,242
Pirelli & C SpA (a)	196	1,211
Poste Italiane SpA (a)	143	2,904
Saipem SpA *	836	1,932
UniCredit SpA	153	8,914
Unipol Assicurazioni SpA	220	3,952
Webuild SpA	433	1,571
		52,885
Japan — 18.8%
Amada Co. Ltd.	133	1,336
Asahi Group Holdings Ltd.	201	2,778
Asahi Kasei Corp.	366	2,550
Cosmo Energy Holdings Co. Ltd.	46	1,900
Credit Saison Co. Ltd.	100	2,342
Dai-ichi Life Holdings, Inc.	558	4,028
Daiwa Securities Group, Inc.	279	1,835
ENEOS Holdings, Inc.	632	3,043
Fuji Media Holdings, Inc.	110	2,280
Furukawa Electric Co. Ltd.	30	948
Gunma Bank Ltd. (The)	164	1,367
Hokkaido Electric Power Co., Inc. (b)	167	795
Idemitsu Kosan Co. Ltd.	367	2,274
Inpex Corp.	238	2,984
Isuzu Motors Ltd.	185	2,485
Japan Petroleum Exploration Co. Ltd.	223	1,604
Kamigumi Co. Ltd.	55	1,334
Kandenko Co. Ltd.	92	1,822
Kansai Electric Power Co., Inc. (The)	170	2,099
Kansai Paint Co. Ltd.	65	980
KDDI Corp.	354	6,272
Kobe Steel Ltd.	146	1,718
Komatsu Ltd.	132	3,809
Marubeni Corp.	183	3,246
Mitsubishi UFJ Financial Group, Inc.	1,272	16,030
Mitsui & Co. Ltd.	386	7,811
Mitsui Mining & Smelting Co. Ltd.	61	1,645
Mizuho Financial Group, Inc.	289	7,224
Modec, Inc.	99	2,995
MS&AD Insurance Group Holdings, Inc.	176	4,000
Nippon Steel Corp.	186	3,909
Niterra Co. Ltd.	42	1,295
Nomura Real Estate Holdings, Inc.	270	1,609
Open House Group Co. Ltd.	49	2,173
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan International Equity Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
ORIX Corp.	213	4,269
Osaka Gas Co. Ltd.	106	2,685
Panasonic Holdings Corp.	361	4,140
Resona Holdings, Inc.	378	3,030
Sankyo Co. Ltd.	140	2,129
SKY Perfect JSAT Holdings, Inc.	249	2,012
Sojitz Corp.	74	1,742
Sompo Holdings, Inc.	94	3,067
Sony Group Corp.	76	2,013
Sumitomo Corp.	160	3,914
Sumitomo Electric Industries Ltd.	194	3,126
Sumitomo Mitsui Financial Group, Inc.	427	10,194
Sumitomo Realty & Development Co. Ltd.	66	2,462
Sumitomo Rubber Industries Ltd.	171	2,150
Suzuki Motor Corp.	307	3,683
T&D Holdings, Inc.	160	3,398
Takeda Pharmaceutical Co. Ltd.	157	4,740
TBS Holdings, Inc.	51	1,724
Tokai Rika Co. Ltd.	109	1,616
Tokyo Steel Manufacturing Co. Ltd.	167	1,889
Tokyo Tatemono Co. Ltd. (b)	111	1,992
Tokyu Fudosan Holdings Corp.	276	1,937
Toyo Tire Corp.	92	1,722
Toyoda Gosei Co. Ltd.	128	2,456
Toyota Industries Corp.	39	4,539
Toyota Motor Corp.	496	9,477
Toyota Tsusho Corp.	134	2,653
Tsubakimoto Chain Co.	131	1,587
UACJ Corp.	52	1,741
Yamato Kogyo Co. Ltd.	23	1,382
		197,989
Netherlands — 2.9%
ABN AMRO Bank NV, CVA (a)	106	2,200
Aegon Ltd.	290	1,862
ASR Nederland NV	42	2,639
Eurocommercial Properties NV, REIT	47	1,359
Havas NV *	845	1,406
ING Groep NV	381	7,389
Koninklijke BAM Groep NV *	428	2,898
Koninklijke Heijmans N.V., CVA	84	4,322
NN Group NV	67	4,121
INVESTMENTS	SHARES (000)	VALUE ($000)

Netherlands — continued
OCI NV	79	655
SBM Offshore NV	70	1,477
		30,328
Norway — 1.4%
Aker BP ASA	81	1,743
Aker Solutions ASA	449	1,219
DNB Bank ASA	127	3,173
DOF Group ASA *	223	1,748
Equinor ASA	147	3,335
Telenor ASA	200	3,002
		14,220
Peru — 0.2%
Hochschild Mining plc *	563	2,119
Portugal — 0.3%
Banco Comercial Portugues SA, Class R	2,690	1,720
NOS SGPS SA	283	1,180
		2,900
Singapore — 1.1%
DBS Group Holdings Ltd.	103	3,328
Oversea-Chinese Banking Corp. Ltd.	381	4,714
United Overseas Bank Ltd.	153	4,072
		12,114
South Africa — 0.4%
Anglo American plc	171	4,677
Spain — 3.4%
Banco Bilbao Vizcaya Argentaria SA	672	9,220
Banco de Sabadell SA	943	2,750
Banco Santander SA	1,717	12,091
CaixaBank SA	537	4,116
Grupo Catalana Occidente SA	43	2,402
Mapfre SA	344	1,223
Tecnicas Reunidas SA *	110	1,847
Unicaja Banco SA (a)	841	1,603
		35,252
Sweden — 2.2%
Ambea AB (a)	209	2,525
Betsson AB, Class B *	84	1,462
Granges AB	95	1,182
Loomis AB	31	1,298
Modern Times Group MTG AB, Class B *	112	1,340
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	3

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — continued
NCC AB, Class B	96	1,798
Skandinaviska Enskilda Banken AB, Class A	205	3,253
Storskogen Group AB, Class B	1,103	1,453
Svenska Handelsbanken AB, Class A	231	3,021
Swedbank AB, Class A	121	3,023
Tele2 AB, Class B	180	2,660
		23,015
Switzerland — 1.5%
Aryzta AG *	519	1,303
Avolta AG	25	1,147
OC Oerlikon Corp. AG Pfaffikon (Registered)	275	1,167
Zurich Insurance Group AG	18	12,473
		16,090
United Kingdom — 13.4%
3i Group plc	124	7,058
Aviva plc	483	3,621
B&M European Value Retail SA	453	2,037
Balfour Beatty plc	249	1,521
Barclays plc	1,709	6,808
Beazley plc	152	1,800
British American Tobacco plc	246	10,701
British Land Co. plc (The), REIT	214	1,125
BT Group plc	1,138	2,642
Burberry Group plc	117	1,139
Centrica plc	1,809	3,873
Currys plc *	1,302	1,929
Drax Group plc	156	1,285
Dunelm Group plc	153	2,250
easyJet plc	159	1,054
Future plc	99	938
Great Portland Estates plc, REIT	343	1,418
Hammerson plc, REIT	324	1,094
Hiscox Ltd.	69	1,021
HSBC Holdings plc	1,958	21,831
IG Group Holdings plc	104	1,484
Imperial Brands plc	112	4,590
Inchcape plc	120	1,077
International Consolidated Airlines Group SA	530	1,842
Investec plc	277	1,740
ITV plc	1,379	1,486
JET2 plc	103	2,181
Just Group plc	1,101	2,076
Keller Group plc	57	1,088
INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — continued
Kier Group plc	1,096	2,130
Lancashire Holdings Ltd.	255	1,916
Land Securities Group plc, REIT	188	1,494
Lloyds Banking Group plc	7,474	7,343
Marks & Spencer Group plc	558	2,898
Mitie Group plc	948	1,828
Morgan Sindall Group plc	23	1,101
NatWest Group plc	970	6,239
Paragon Banking Group plc	195	2,202
Pennon Group plc	334	2,235
Phoenix Group Holdings plc	353	2,828
Premier Foods plc	451	1,198
Serco Group plc	620	1,423
SSE plc	128	2,885
Standard Chartered plc	293	4,217
Taylor Wimpey plc	756	1,187
Tesco plc	753	3,725
TP ICAP Group plc	422	1,448
		141,006
United States — 11.1%
BP plc	1,960	9,050
GSK plc	123	2,440
Nestle SA (Registered)	180	19,186
Novartis AG (Registered)	117	13,356
Roche Holding AG	80	26,248
Sanofi SA	133	14,513
Shell plc	689	22,248
Swiss Re AG	41	7,286
Tenaris SA	111	1,848
		116,175
Total Common Stocks (Cost $771,536)		958,926
Short-Term Investments — 7.8%
Investment Companies — 7.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (c) (d) (Cost $79,920)	79,898	79,922
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (c) (d)(Cost $2,248)	2,248	2,248
Total Short-Term Investments (Cost $82,168)		82,170
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan International Equity Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 99.1% (Cost $853,704)		1,041,096
Other Assets in Excess of Liabilities — 0.9%		9,449
NET ASSETS — 100.0%		1,050,545

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $2,157.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2025.
Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	21.6%
Insurance	11.7
Oil, Gas & Consumable Fuels	6.7
Pharmaceuticals	6.2
Metals & Mining	5.2
Automobiles	2.8
Diversified Telecommunication Services	2.7
Capital Markets	2.5
Food Products	2.4
Construction & Engineering	2.4
Trading Companies & Distributors	2.2
Real Estate Management & Development	2.2
Machinery	2.0
Automobile Components	2.0
Multi-Utilities	1.7
Media	1.5
Tobacco	1.5
Energy Equipment & Services	1.5
Electric Utilities	1.4
Wireless Telecommunication Services	1.2
Household Durables	1.1
Others (each less than 1.0%)	9.6
Short-Term Investments	7.9
Futures contracts outstanding as of April 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	376	06/20/2025	USD	46,898	1,315

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	5

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.3%
Argentina — 0.9%
Vista Energy SAB de CV, ADR *	1,246	56,309
Brazil — 11.3%
Banco BTG Pactual SA	6,716	45,290
Embraer SA, ADR *	1,211	55,635
Itau Unibanco Holding SA, ADR	12,921	81,535
MercadoLibre, Inc. *	91	211,154
NU Holdings Ltd., Class A *	10,872	135,141
Petroleo Brasileiro SA, ADR	7,162	75,634
Raia Drogasil SA	11,854	41,314
WEG SA	7,879	62,514
		708,217
China — 25.4%
Alibaba Group Holding Ltd., ADR	1,202	143,558
BYD Co. Ltd., Class A	1,330	64,659
Contemporary Amperex Technology Co. Ltd., Class A	2,571	82,130
Full Truck Alliance Co. Ltd., ADR	8,982	102,040
Fuyao Glass Industry Group Co. Ltd., Class A	9,105	72,780
H World Group Ltd., ADR	1,886	64,582
KE Holdings, Inc., ADR	2,211	44,881
Meituan * (a)	4,899	81,112
Midea Group Co. Ltd., Class A	11,595	117,457
Montage Technology Co. Ltd., Class A	6,570	69,491
PDD Holdings, Inc., ADR *	393	41,490
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,266	38,262
Tencent Holdings Ltd.	6,683	409,340
Tencent Music Entertainment Group, ADR	5,360	71,938
Trip.com Group Ltd., ADR	1,535	90,560
Yum China Holdings, Inc.	2,212	95,798
		1,590,078
Greece — 0.6%
National Bank of Greece SA	3,590	38,102
Hong Kong — 2.2%
AIA Group Ltd.	9,543	71,499
Techtronic Industries Co. Ltd.	6,269	63,096
		134,595
India — 17.0%
Apollo Hospitals Enterprise Ltd.	386	31,876
Bajaj Finance Ltd.	1,530	156,112
Bharat Electronics Ltd.	11,894	44,240
Bharti Airtel Ltd.	2,646	58,373
Dr Reddy's Laboratories Ltd.	3,652	51,262
INVESTMENTS	SHARES (000)	VALUE ($000)

India — continued
HDFC Bank Ltd.	4,847	110,099
Hindustan Aeronautics Ltd. (a)	684	36,293
ICICI Bank Ltd.	4,685	78,742
Infosys Ltd.	1,562	27,609
ITC Hotels Ltd. *	1,402	3,226
ITC Ltd.	12,781	64,354
Kotak Mahindra Bank Ltd.	2,012	52,596
MakeMyTrip Ltd. *	596	62,439
Max Healthcare Institute Ltd.	2,847	36,941
NTPC Ltd.	15,509	64,976
Shriram Finance Ltd.	12,542	90,889
Tata Motors Ltd.	5,851	44,590
UltraTech Cement Ltd.	348	47,890
		1,062,507
Indonesia — 2.5%
Bank Central Asia Tbk. PT	146,676	77,986
Bank Rakyat Indonesia Persero Tbk. PT	325,200	75,320
		153,306
Mexico — 3.3%
Fomento Economico Mexicano SAB de CV, ADR	474	49,894
Grupo Financiero Banorte SAB de CV, Class O	15,145	129,863
Grupo Mexico SAB de CV	5,424	28,147
		207,904
Panama — 0.7%
Copa Holdings SA, Class A	474	43,474
Portugal — 1.5%
Jeronimo Martins SGPS SA	3,935	95,233
Singapore — 2.2%
Grab Holdings Ltd., Class A *	14,485	70,685
Sea Ltd., ADR *	480	64,402
		135,087
South Africa — 2.0%
Bid Corp. Ltd.	2,269	57,012
Capitec Bank Holdings Ltd.	373	69,268
		126,280
South Korea — 8.2%
Hanwha Aerospace Co. Ltd.	274	154,101
Hanwha Vision Co. Ltd. *	353	14,975
Kia Corp.	876	55,665
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan International Equity Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — continued
Samsung Electronics Co. Ltd.	2,345	91,488
SK Hynix, Inc.	1,551	193,513
		509,742
Spain — 2.3%
Banco Bilbao Vizcaya Argentaria SA	10,495	144,035
Taiwan — 14.4%
ASE Technology Holding Co. Ltd.	7,927	33,779
Delta Electronics, Inc.	5,400	56,582
MediaTek, Inc.	1,956	83,117
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,729	454,980
Taiwan Semiconductor Manufacturing Co. Ltd.	6,236	176,694
Wiwynn Corp.	1,546	93,040
		898,192
Turkey — 3.6%
Aselsan Elektronik Sanayi ve Ticaret A/S	32,015	112,784
BIM Birlesik Magazalar A/S	5,637	66,225
Turkiye Garanti Bankasi A/S	10,558	28,379
Yapi ve Kredi Bankasi A/S *	34,325	20,414
		227,802
United States — 2.2%
ExlService Holdings, Inc. *	1,151	55,781
Globant SA * (b)	326	38,324
Monolithic Power Systems, Inc.	73	43,402
		137,507
Total Common Stocks (Cost $4,455,556)		6,268,370
Short-Term Investments — 0.2%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (c) (d) (Cost $5,283)	5,281	5,283
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (c) (d)(Cost $4,253)	4,253	4,253
Total Short-Term Investments (Cost $9,536)		9,536
INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 100.5% (Cost $4,465,092)		6,277,906
Liabilities in Excess of Other Assets — (0.5)%		(29,838)
NET ASSETS — 100.0%		6,248,068

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $4,115.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	7

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	16.8%
Banks	16.6
Interactive Media & Services	6.5
Aerospace & Defense	6.4
Hotels, Restaurants & Leisure	6.3
Broadline Retail	6.3
Consumer Staples Distribution & Retail	4.1
Consumer Finance	3.9
Technology Hardware, Storage & Peripherals	2.9
Ground Transportation	2.8
Automobiles	2.6
Electrical Equipment	2.6
Entertainment	2.2
Oil, Gas & Consumable Fuels	2.1
Household Durables	1.9
Automobile Components	1.2
Insurance	1.1
Health Care Providers & Services	1.1
IT Services	1.1
Independent Power and Renewable Electricity Producers	1.0
Tobacco	1.0
Machinery	1.0
Others (each less than 1.0%)	8.3
Short-Term Investments	0.2
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan International Equity Funds	April 30, 2025

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.4%
Austria — 0.1%
Raiffeisen Bank International AG	47	1,251
Brazil — 5.4%
B3 SA - Brasil Bolsa Balcao	3,713	8,721
Banco BTG Pactual SA	881	5,939
Banco do Brasil SA	445	2,260
BB Seguridade Participacoes SA	134	1,002
CCR SA	982	2,332
Centrais Eletricas Brasileiras SA	264	2,046
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	110	2,209
Cia Energetica de Minas Gerais (Preference)	1,712	3,338
Embraer SA *	176	2,025
Gerdau SA (Preference)	1,456	3,847
Itau Unibanco Holding SA (Preference)	1,415	8,873
Itausa SA (Preference)	2,838	5,341
Localiza Rent a Car SA	468	3,547
MercadoLibre, Inc. *	1	1,860
NU Holdings Ltd., Class A *	789	9,801
Petroleo Brasileiro SA (Preference)	3,125	16,543
Porto Seguro SA	315	2,455
Raia Drogasil SA	663	2,312
Suzano SA	340	2,999
Telefonica Brasil SA	515	2,511
TIM SA, ADR (a)	135	2,255
TOTVS SA	182	1,203
Ultrapar Participacoes SA	1,010	3,167
Vale SA, ADR	1,249	11,631
WEG SA	489	3,879
		112,096
Chile — 0.3%
Banco Santander Chile, ADR	229	5,522
Empresas Copec SA	161	1,103
		6,625
China — 30.1%
Agricultural Bank of China Ltd., Class H	2,198	1,341
Airtac International Group	122	3,351
Alibaba Group Holding Ltd.	4,680	69,867
Angel Yeast Co. Ltd., Class A	368	1,782
Anker Innovations Technology Co. Ltd., Class A	239	2,927
ANTA Sports Products Ltd.	296	3,495
Baidu, Inc., Class A *	85	934
Bank of China Ltd., Class H	10,862	6,065
INVESTMENTS	SHARES (000)	VALUE ($000)

China — continued
BeiGene Ltd. *	73	1,477
BYD Co. Ltd., Class H	410	19,450
China CITIC Bank Corp. Ltd., Class H	6,541	5,173
China Construction Bank Corp., Class H	32,074	26,347
China Feihe Ltd. (b)	1,199	906
China Galaxy Securities Co. Ltd., Class H	2,213	2,010
China Hongqiao Group Ltd.	681	1,222
China Life Insurance Co. Ltd., Class H	2,578	4,712
China Mengniu Dairy Co. Ltd.	1,789	4,456
China Merchants Bank Co. Ltd., Class A	113	632
China Merchants Bank Co. Ltd., Class H	2,085	11,373
China Oilfield Services Ltd., Class H	1,788	1,398
China Overseas Land & Investment Ltd.	990	1,757
China Pacific Insurance Group Co. Ltd., Class H	1,729	4,704
China Petroleum & Chemical Corp., Class H	4,382	2,237
China Resources Gas Group Ltd.	825	2,303
China Resources Land Ltd.	957	3,220
China Resources Mixc Lifestyle Services Ltd. (b)	971	4,653
China Resources Power Holdings Co. Ltd.	1,875	4,524
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	859	4,863
China Yangtze Power Co. Ltd., Class A	1,370	5,561
CITIC Securities Co. Ltd., Class H	626	1,546
CMOC Group Ltd., Class H	2,574	2,021
Contemporary Amperex Technology Co. Ltd., Class A	211	6,726
COSCO SHIPPING Holdings Co. Ltd., Class A	1,147	2,266
ENN Energy Holdings Ltd.	812	6,409
Foxconn Industrial Internet Co. Ltd., Class A	332	835
Full Truck Alliance Co. Ltd., ADR	177	2,011
Fuyao Glass Industry Group Co. Ltd., Class H (b)	926	6,546
Ganfeng Lithium Group Co. Ltd. (b)	189	460
Geely Automobile Holdings Ltd.	474	995
GF Securities Co. Ltd., Class H	1,383	1,801
Guangdong Haid Group Co. Ltd., Class A	141	1,076
H World Group Ltd., ADR	19	667
H World Group Ltd.	1,060	3,720
Haidilao International Holding Ltd. (b)	951	2,141
Haier Smart Home Co. Ltd., Class H	1,926	5,591
Haitian International Holdings Ltd.	354	820
Hongfa Technology Co. Ltd., Class A	631	2,856
Industrial & Commercial Bank of China Ltd., Class H	14,684	10,059
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,398	5,725
Innovent Biologics, Inc. * (b)	253	1,749
JD.com, Inc., Class A	477	7,772
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	9

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	823	5,778
Kanzhun Ltd., ADR *	139	2,123
KE Holdings, Inc., ADR	265	5,375
Kingdee International Software Group Co. Ltd. *	977	1,662
Kingsoft Corp. Ltd.	231	1,152
Kuaishou Technology * (b)	733	4,836
Kweichow Moutai Co. Ltd., Class A	34	7,303
Lenovo Group Ltd.	1,534	1,774
Luzhou Laojiao Co. Ltd., Class A	44	756
Meituan * (b)	1,374	22,755
Midea Group Co. Ltd., Class A	520	5,270
Minth Group Ltd. *	588	1,405
Montage Technology Co. Ltd., Class A	281	2,975
NARI Technology Co. Ltd., Class A	1,048	3,195
NetEase, Inc.	783	16,832
Nongfu Spring Co. Ltd., Class H (b)	981	4,510
PDD Holdings, Inc., ADR *	193	20,335
PetroChina Co. Ltd., Class H	9,050	6,915
PICC Property & Casualty Co. Ltd., Class H	3,234	5,955
Ping An Insurance Group Co. of China Ltd., Class H	2,296	13,742
Postal Savings Bank of China Co. Ltd., Class H (b)	1,676	1,030
Qifu Technology, Inc., ADR	31	1,279
Sany Heavy Industry Co. Ltd., Class A	1,010	2,628
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	130	3,639
Shenzhou International Group Holdings Ltd.	216	1,499
Silergy Corp.	363	4,579
Sinopharm Group Co. Ltd., Class H	1,792	4,224
Sunny Optical Technology Group Co. Ltd.	619	5,209
Tencent Holdings Ltd.	1,793	109,800
Tencent Music Entertainment Group, ADR	199	2,674
Tianshan Aluminum Group Co. Ltd., Class A	2,725	2,793
Tingyi Cayman Islands Holding Corp.	2,376	4,292
Trip.com Group Ltd., ADR	14	835
Trip.com Group Ltd.	132	7,964
Vipshop Holdings Ltd., ADR	140	1,901
Wanhua Chemical Group Co. Ltd., Class A	148	1,106
Weichai Power Co. Ltd., Class H	1,719	3,354
Xiamen Faratronic Co. Ltd., Class A	56	799
Xiaomi Corp., Class B * (b)	3,916	25,074
Xinyi Solar Holdings Ltd.	2,110	702
XPeng, Inc., Class A *	353	3,288
Yum China Holdings, Inc.	169	7,874
Yum China Holdings, Inc.	31	1,363
Yunnan Yuntianhua Co. Ltd., Class A	330	1,014
INVESTMENTS	SHARES (000)	VALUE ($000)

China — continued
Zhuzhou CRRC Times Electric Co. Ltd., Class H	730	2,932
Zijin Mining Group Co. Ltd., Class H	4,190	9,154
ZTO Express Cayman, Inc.	107	1,988
		624,174
Colombia — 0.1%
Bancolombia SA, ADR	64	2,599
Czech Republic — 0.1%
Komercni Banka A/S	48	2,330
Greece — 1.0%
Alpha Services and Holdings SA	524	1,278
Eurobank Ergasias Services and Holdings SA	471	1,337
Hellenic Telecommunications Organization SA	268	5,091
Metlen Energy & Metals SA	24	1,127
National Bank of Greece SA	374	3,964
OPAP SA	96	2,143
Piraeus Financial Holdings SA	747	4,196
Public Power Corp. SA	77	1,151
		20,287
Hong Kong — 0.1%
Techtronic Industries Co. Ltd.	164	1,650
Hungary — 0.6%
OTP Bank Nyrt.	124	9,131
Richter Gedeon Nyrt.	113	3,428
		12,559
India — 18.7%
Apollo Hospitals Enterprise Ltd.	34	2,769
Asian Paints Ltd.	24	675
Axis Bank Ltd.	717	10,052
Bajaj Auto Ltd.	60	5,736
Bajaj Finance Ltd.	120	12,271
Bharat Electronics Ltd.	2,499	9,296
Bharat Petroleum Corp. Ltd.	344	1,262
Bharti Airtel Ltd.	686	15,133
Biocon Ltd.	235	897
Blue Star Ltd.	92	1,849
Britannia Industries Ltd.	89	5,719
CG Power & Industrial Solutions Ltd.	563	4,173
Cholamandalam Investment and Finance Co. Ltd.	234	4,147
Cipla Ltd.	116	2,120
Coforge Ltd.	12	1,000
Colgate-Palmolive India Ltd.	83	2,545
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan International Equity Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
Computer Age Management Services Ltd.	44	2,035
Crompton Greaves Consumer Electricals Ltd.	546	2,180
Cummins India Ltd.	36	1,249
Dixon Technologies India Ltd. (b)	5	1,054
DLF Ltd.	97	776
Dr Reddy's Laboratories Ltd.	549	7,712
Embassy Office Parks, REIT	222	1,002
Eternal Ltd. *	754	2,064
GAIL India Ltd.	1,373	3,069
Godrej Properties Ltd. *	22	572
Havells India Ltd.	205	3,891
HCL Technologies Ltd.	250	4,634
HDFC Asset Management Co. Ltd. (b)	17	857
HDFC Bank Ltd.	1,661	37,737
HDFC Life Insurance Co. Ltd. (b)	159	1,400
Hindalco Industries Ltd.	824	6,091
Hindustan Aeronautics Ltd. (b)	123	6,527
Hindustan Petroleum Corp. Ltd.	321	1,435
Hindustan Unilever Ltd.	122	3,391
ICICI Bank Ltd.	1,591	26,751
ICICI Lombard General Insurance Co. Ltd. (b)	75	1,657
Indian Hotels Co. Ltd. (The)	114	1,063
Indus Towers Ltd. *	483	2,326
Info Edge India Ltd.	13	1,108
Infosys Ltd., ADR (a)	1,051	18,499
InterGlobe Aviation Ltd. * (b)	51	3,192
ITC Ltd.	1,612	8,114
Kotak Mahindra Bank Ltd.	513	13,413
Larsen & Toubro Ltd.	97	3,846
Lupin Ltd.	133	3,307
Mahindra & Mahindra Ltd.	340	11,788
MakeMyTrip Ltd. *	9	946
Maruti Suzuki India Ltd.	62	9,016
Max Financial Services Ltd. *	85	1,305
Max Healthcare Institute Ltd.	253	3,285
Metropolis Healthcare Ltd. * (b)	41	823
NMDC Ltd.	3,044	2,335
NTPC Ltd.	1,676	7,020
Oil & Natural Gas Corp. Ltd.	1,200	3,473
PB Fintech Ltd. *	230	4,415
Petronet LNG Ltd.	774	2,872
Power Finance Corp. Ltd.	552	2,671
Power Grid Corp. of India Ltd.	781	2,838
Praj Industries Ltd.	156	847
INVESTMENTS	SHARES (000)	VALUE ($000)

India — continued
REC Ltd.	616	3,075
Reliance Industries Ltd.	1,827	30,340
Shriram Finance Ltd.	670	4,853
State Bank of India	113	1,059
Sun Pharmaceutical Industries Ltd.	48	1,050
Supreme Industries Ltd.	39	1,648
Syngene International Ltd. (b)	237	1,775
Tata Consultancy Services Ltd.	339	13,838
Tata Motors Ltd.	871	6,634
Tata Power Co. Ltd. (The)	646	2,934
Tata Steel Ltd.	2,108	3,509
Tech Mahindra Ltd.	53	940
Tube Investments of India Ltd.	26	892
UltraTech Cement Ltd.	69	9,445
Varun Beverages Ltd.	139	858
Vedanta Ltd.	384	1,905
		388,985
Indonesia — 1.6%
Bank Central Asia Tbk. PT	25,427	13,519
Bank Mandiri Persero Tbk. PT	17,015	5,024
Bank Rakyat Indonesia Persero Tbk. PT	27,069	6,270
Telkom Indonesia Persero Tbk. PT	37,498	5,910
United Tractors Tbk. PT	2,239	3,060
		33,783
Kazakhstan — 0.1%
Kaspi.KZ JSC, ADR	21	1,824
Kuwait — 0.3%
Kuwait Finance House KSCP	576	1,360
National Bank of Kuwait SAKP	1,485	4,618
		5,978
Malaysia — 0.8%
CIMB Group Holdings Bhd.	4,420	7,301
Petronas Chemicals Group Bhd.	2,010	1,715
Public Bank Bhd.	2,678	2,776
Telekom Malaysia Bhd.	2,293	3,614
Tenaga Nasional Bhd.	293	944
		16,350
Mexico — 2.7%
America Movil SAB de CV	3,908	3,381
Arca Continental SAB de CV	539	5,681
Cemex SAB de CV, ADR	104	641
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	11

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Mexico — continued
Cemex SAB de CV	8,731	5,401
Coca-Cola Femsa SAB de CV	196	1,844
Fomento Economico Mexicano SAB de CV	213	2,245
Grupo Aeroportuario del Sureste SAB de CV, Class B	171	5,387
Grupo Financiero Banorte SAB de CV, Class O	1,272	10,903
Grupo Mexico SAB de CV	1,582	8,210
Kimberly-Clark de Mexico SAB de CV, Class A	1,248	2,195
Regional SAB de CV	333	2,339
Southern Copper Corp.	5	488
Wal-Mart de Mexico SAB de CV	2,005	6,353
		55,068
Panama — 0.1%
Copa Holdings SA, Class A	18	1,673
Peru — 0.5%
Credicorp Ltd.	49	9,868
Philippines — 0.3%
Ayala Land, Inc.	1,635	733
Bank of the Philippine Islands	938	2,352
BDO Unibank, Inc.	1,445	4,147
		7,232
Poland — 0.7%
Bank Polska Kasa Opieki SA *	21	1,055
Dino Polska SA * (b)	43	6,013
Powszechna Kasa Oszczednosci Bank Polski SA	197	3,788
Powszechny Zaklad Ubezpieczen SA	291	4,543
		15,399
Qatar — 0.4%
Qatar National Bank QPSC	2,004	9,193
Russia — 0.0% ^
Gazprom PJSC ‡ *	4,581	—
GMK Norilskiy Nickel PAO, ADR ‡ *	—	—
GMK Norilskiy Nickel PAO ‡ *	4,097	— (c)
Magnitogorsk Iron & Steel Works PJSC ‡	3,146	—
Novatek PJSC ‡	165	—
Rosneft Oil Co. PJSC ‡	833	—
Sberbank of Russia PJSC ‡	3,172	—
Severstal PAO, GDR ‡ * (b)	329	—
		—
Saudi Arabia — 3.5%
Al Rajhi Bank	711	18,458
Alinma Bank	803	6,221
INVESTMENTS	SHARES (000)	VALUE ($000)

Saudi Arabia — continued
Etihad Etisalat Co.	356	5,965
Mouwasat Medical Services Co.	29	561
SABIC Agri-Nutrients Co.	58	1,536
Saudi Arabian Oil Co. (b)	1,803	12,193
Saudi Aramco Base Oil Co.	33	880
Saudi Awwal Bank	112	1,044
Saudi Basic Industries Corp.	223	3,620
Saudi National Bank (The)	1,235	11,772
Saudi Telecom Co.	779	9,884
		72,134
South Africa — 3.0%
Absa Group Ltd.	600	5,543
Aspen Pharmacare Holdings Ltd.	80	524
Bid Corp. Ltd.	167	4,196
Bidvest Group Ltd.	361	4,579
Capitec Bank Holdings Ltd.	23	4,199
Clicks Group Ltd.	243	5,174
Discovery Ltd.	79	873
FirstRand Ltd.	1,745	6,832
Gold Fields Ltd.	321	7,195
Harmony Gold Mining Co. Ltd.	208	3,274
Impala Platinum Holdings Ltd. *	327	1,945
Naspers Ltd., Class N	33	8,645
Sanlam Ltd.	669	3,044
Shoprite Holdings Ltd.	364	5,609
Standard Bank Group Ltd.	88	1,098
		62,730
South Korea — 9.7%
Celltrion, Inc.	11	1,246
Coway Co. Ltd.	56	3,461
Hana Financial Group, Inc.	192	8,713
Hankook Tire & Technology Co. Ltd.	60	1,755
Hanwha Aerospace Co. Ltd.	7	3,656
HD Hyundai Electric Co. Ltd.	15	3,289
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	26	4,955
HL Mando Co. Ltd.	45	1,178
Hugel, Inc. *	9	2,301
Hyundai Glovis Co. Ltd.	68	5,479
Hyundai Mobis Co. Ltd.	34	6,473
Hyundai Motor Co.	53	7,116
JB Financial Group Co. Ltd.	183	2,205
KakaoBank Corp.	232	3,629
KB Financial Group, Inc.	9	539
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan International Equity Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — continued
Kia Corp.	125	7,953
Korea Aerospace Industries Ltd.	72	4,192
Korea Investment Holdings Co. Ltd.	18	1,047
Korean Air Lines Co. Ltd.	227	3,349
KT Corp.	16	576
LG Chem Ltd.	20	3,043
LG Energy Solution Ltd. *	2	545
NAVER Corp.	74	10,406
POSCO Holdings, Inc.	8	1,516
Samsung Biologics Co. Ltd. * (b)	6	4,071
Samsung C&T Corp.	41	3,553
Samsung Electro-Mechanics Co. Ltd.	7	557
Samsung Electronics Co. Ltd.	1,546	60,312
Samsung Fire & Marine Insurance Co. Ltd.	17	4,486
Samsung Heavy Industries Co. Ltd. *	186	1,910
Samsung Life Insurance Co. Ltd.	30	1,806
Samsung Securities Co. Ltd.	30	1,091
Shinhan Financial Group Co. Ltd.	114	4,105
SK Hynix, Inc.	164	20,465
SK Telecom Co. Ltd.	115	4,379
SM Entertainment Co. Ltd.	32	2,826
S-Oil Corp.	73	2,669
		200,852
Taiwan — 16.6%
Accton Technology Corp.	181	3,367
Advantech Co. Ltd.	403	4,220
ASE Technology Holding Co. Ltd.	1,616	6,886
Asia Cement Corp.	713	1,004
Asia Vital Components Co. Ltd.	55	804
Asustek Computer, Inc.	225	4,110
Cathay Financial Holding Co. Ltd.	354	652
Chailease Holding Co. Ltd.	794	2,856
China Steel Corp.	1,687	1,091
CTBC Financial Holding Co. Ltd.	7,811	9,625
Delta Electronics, Inc.	628	6,586
E.Sun Financial Holding Co. Ltd.	7,342	6,512
Eclat Textile Co. Ltd. *	188	2,451
Elite Material Co. Ltd.	109	1,906
eMemory Technology, Inc.	29	2,376
Eva Airways Corp.	1,918	2,304
Evergreen Marine Corp. Taiwan Ltd.	614	3,979
Fubon Financial Holding Co. Ltd.	2,171	5,754
Hon Hai Precision Industry Co. Ltd.	2,317	10,323
INVESTMENTS	SHARES (000)	VALUE ($000)

Taiwan — continued
KGI Financial Holding Co. Ltd.	5,753	2,984
Largan Precision Co. Ltd.	87	6,175
MediaTek, Inc.	299	12,691
Mega Financial Holding Co. Ltd.	1,783	2,112
Nan Ya Plastics Corp.	637	610
Nien Made Enterprise Co. Ltd.	290	3,551
Pegatron Corp.	331	841
Pou Chen Corp.	1,877	1,933
Quanta Computer, Inc. *	1,109	8,330
Realtek Semiconductor Corp.	433	7,121
Taiwan Mobile Co. Ltd.	1,414	5,020
Taiwan Semiconductor Manufacturing Co. Ltd.	6,741	191,000
Tong Yang Industry Co. Ltd.	232	955
Uni-President Enterprises Corp.	2,635	6,332
Wistron Corp.	1,290	4,138
Wiwynn Corp.	114	6,863
Yuanta Financial Holding Co. Ltd.	7,330	7,182
		344,644
Thailand — 1.1%
Bangkok Dusit Medical Services PCL, Class F	7,574	5,377
CP ALL PCL	2,198	3,355
Krung Thai Bank PCL	4,591	2,996
PTT Exploration & Production PCL	1,277	3,782
PTT PCL	2,123	1,955
SCB X PCL	1,465	5,160
		22,625
Turkey — 0.6%
BIM Birlesik Magazalar A/S	493	5,798
Ford Otomotiv Sanayi A/S	52	1,191
Turk Hava Yollari AO *	489	3,627
Turkcell Iletisim Hizmetleri A/S	357	836
Turkiye Petrol Rafinerileri A/S	342	1,112
		12,564
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	1,255	3,976
Aldar Properties PJSC	1,293	2,912
Dubai Islamic Bank PJSC	2,608	5,374
Emaar Properties PJSC	3,052	10,905
Emirates NBD Bank PJSC	437	2,444
Emirates Telecommunications Group Co. PJSC	833	3,949
		29,560
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	13

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — 0.3%
Anglogold Ashanti plc	136	5,679
United States — 0.2%
ExlService Holdings, Inc. *	25	1,219
Genpact Ltd.	39	1,934
Globant SA *	6	744
		3,897
Total Common Stocks (Cost $1,747,102)		2,083,609
Short-Term Investments — 0.8%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (d) (e) (Cost $2,323)	2,323	2,324
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (d) (e)(Cost $15,320)	15,320	15,320
Total Short-Term Investments (Cost $17,643)		17,644
Total Investments — 101.2% (Cost $1,764,745)		2,101,253
Liabilities in Excess of Other Assets — (1.2)%		(25,287)
NET ASSETS — 100.0%		2,075,966

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $14,986.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Value is zero.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan International Equity Funds	April 30, 2025

Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	19.0%
Semiconductors & Semiconductor Equipment	11.8
Interactive Media & Services	6.1
Technology Hardware, Storage & Peripherals	5.7
Broadline Retail	5.3
Oil, Gas & Consumable Fuels	4.4
Metals & Mining	3.5
Automobiles	3.5
Insurance	3.1
Hotels, Restaurants & Leisure	2.5
IT Services	1.9
Consumer Staples Distribution & Retail	1.8
Wireless Telecommunication Services	1.8
Diversified Telecommunication Services	1.6
Electronic Equipment, Instruments & Components	1.5
Real Estate Management & Development	1.5
Food Products	1.4
Pharmaceuticals	1.4
Electrical Equipment	1.4
Beverages	1.3
Aerospace & Defense	1.2
Consumer Finance	1.2
Entertainment	1.1
Capital Markets	1.1
Machinery	1.1
Financial Services	1.1
Household Durables	1.0
Others (each less than 1.0%)	10.9
Short-Term Investments	0.8
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	15

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.5%
Australia — 1.6%
Rio Tinto plc	148	8,806
China — 1.6%
Prosus NV	187	8,746
Denmark — 2.7%
Carlsberg A/S, Class B (a)	46	6,331
Chemometec A/S	48	3,469
Novo Nordisk A/S, Class B	80	5,339
		15,139
Finland — 1.7%
Konecranes OYJ	61	4,057
Orion OYJ, Class A	22	1,395
Orion OYJ, Class B	67	4,195
		9,647
France — 14.2%
Air Liquide SA	61	12,601
Cie Generale des Etablissements Michelin SCA	209	7,630
Engie SA	672	13,887
Gaztransport Et Technigaz SA	33	5,315
Safran SA	33	8,763
Societe Generale SA	174	9,099
SPIE SA	159	7,773
Thales SA	20	5,569
Vinci SA	64	9,065
		79,702
Germany — 25.9%
Allianz SE (Registered)	40	16,551
Bilfinger SE	62	5,239
CTS Eventim AG & Co. KGaA	50	5,852
Deutsche Telekom AG (Registered)	381	13,689
DWS Group GmbH & Co. KGaA (b)	136	7,173
E.ON SE	511	8,942
GEA Group AG	99	6,469
Infineon Technologies AG	209	6,929
MTU Aero Engines AG	16	5,602
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) *	24	16,435
SAP SE	79	23,227
Siemens AG (Registered)	56	12,851
Siemens Energy AG *	103	7,915
Zalando SE * (b)	243	8,858
		145,732
INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — 1.3%
Prudential plc	659	7,012
Ireland — 1.1%
AIB Group plc	936	6,292
Italy — 5.5%
Banca Monte dei Paschi di Siena SpA (a)	634	5,358
Coca-Cola HBC AG	278	14,464
UniCredit SpA	192	11,197
		31,019
Netherlands — 8.8%
Adyen NV * (b)	4	7,067
Argenx SE *	8	4,793
ASML Holding NV	3	1,883
ASR Nederland NV	133	8,385
Euronext NV (b)	66	11,093
Heineken NV	139	12,423
SBM Offshore NV	195	4,105
		49,749
Norway — 0.6%
Aker Solutions ASA	1,238	3,361
Spain — 3.9%
Banco Santander SA (a)	1,827	12,866
Fluidra SA	179	4,146
Indra Sistemas SA	150	4,779
		21,791
Sweden — 1.1%
AAK AB	122	3,187
Truecaller AB, Class B	428	3,218
		6,405
Switzerland — 1.9%
Cie Financiere Richemont SA (Registered)	59	10,449
United Kingdom — 12.8%
3i Group plc	162	9,211
Barclays plc	3,406	13,570
Barratt Redrow plc	1,179	7,352
Burberry Group plc	247	2,400
Cranswick plc	77	5,311
Games Workshop Group plc	20	4,163
Intermediate Capital Group plc	128	3,209
Marks & Spencer Group plc	1,401	7,279
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan International Equity Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
NatWest Group plc	1,762	11,334
Next plc	50	8,218
		72,047
United States — 11.8%
Carnival plc *	102	1,715
GSK plc	515	10,180
Nestle SA (Registered)	41	4,419
Novartis AG (Registered)	154	17,594
Roche Holding AG	43	13,915
Shell plc	581	18,745
		66,568
Total Common Stocks (Cost $429,516)		542,465
Short-Term Investments — 8.8%
Investment Companies — 4.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (c) (d) (Cost $27,361)	27,353	27,362
Investment of Cash Collateral from Securities Loaned — 3.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (c) (d)(Cost $22,137)	22,137	22,137
Total Short-Term Investments (Cost $49,498)		49,499
Total Investments — 105.3% (Cost $479,014)		591,964
Liabilities in Excess of Other Assets — (5.3)%		(29,567)
NET ASSETS — 100.0%		562,397

Percentages indicated are based on net assets.

Abbreviations
OYJ	Public Limited Company
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $19,830.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2025.
Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	11.8%
Pharmaceuticals	8.9
Insurance	8.2
Beverages	5.6
Capital Markets	5.2
Software	4.5
Oil, Gas & Consumable Fuels	4.0
Multi-Utilities	3.8
Aerospace & Defense	3.4
Broadline Retail	2.9
Machinery	2.5
Diversified Telecommunication Services	2.3
Commercial Services & Supplies	2.2
Food Products	2.2
Industrial Conglomerates	2.2
Textiles, Apparel & Luxury Goods	2.2
Chemicals	2.1
Construction & Engineering	1.5
Specialty Retail	1.5
Semiconductors & Semiconductor Equipment	1.5
Metals & Mining	1.5
Electrical Equipment	1.3
Automobile Components	1.3
Energy Equipment & Services	1.2
Household Durables	1.2
Consumer Staples Distribution & Retail	1.2
Financial Services	1.2
Entertainment	1.0
Others (each less than 1.0%)	3.2
Short-Term Investments	8.4
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	17

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	168	06/20/2025	EUR	9,763	(24)
FTSE 100 Index	48	06/20/2025	GBP	5,415	(37)
					(61)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan International Equity Funds	April 30, 2025

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.5%
Australia — 5.2%
BHP Group Ltd.	2,174	51,804
Medibank Pvt Ltd.	11,657	34,676
QBE Insurance Group Ltd.	3,808	52,620
Rio Tinto Ltd.	291	21,787
Rio Tinto plc	645	38,449
Telstra Group Ltd.	16,439	47,445
		246,781
Austria — 1.0%
Erste Group Bank AG	734	49,684
Belgium — 1.2%
KBC Group NV	594	54,728
Denmark — 2.0%
Carlsberg A/S, Class B (a)	353	48,110
Novo Nordisk A/S, Class B	679	45,413
		93,523
Finland — 1.5%
Nordea Bank Abp	5,035	69,723
France — 11.7%
Air Liquide SA	487	100,029
Arkema SA	280	21,264
BNP Paribas SA	393	33,301
Capgemini SE	170	27,155
Cie Generale des Etablissements Michelin SCA	1,337	48,899
Legrand SA	637	70,029
LVMH Moet Hennessy Louis Vuitton SE	37	20,667
Safran SA	402	106,906
TotalEnergies SE	943	53,697
Vinci SA	502	70,569
		552,516
Germany — 11.1%
Allianz SE (Registered)	170	70,225
Deutsche Boerse AG	214	68,768
Deutsche Telekom AG (Registered)	2,512	90,213
Infineon Technologies AG	954	31,615
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) *	131	89,960
SAP SE	329	96,360
Siemens AG (Registered)	335	77,031
		524,172
INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — 1.6%
AIA Group Ltd.	6,086	45,600
Hong Kong Exchanges & Clearing Ltd.	648	28,320
		73,920
Ireland — 0.5%
Kingspan Group plc	298	25,136
Italy — 1.5%
UniCredit SpA	1,238	72,053
Japan — 18.8%
Hitachi Ltd.	1,981	48,951
Hoya Corp.	552	64,905
IHI Corp.	398	31,145
ITOCHU Corp.	1,963	100,414
Kao Corp.	1,210	51,793
Keyence Corp.	146	60,916
Mitsubishi UFJ Financial Group, Inc.	5,441	68,551
Mitsui Fudosan Co. Ltd.	6,067	60,131
Recruit Holdings Co. Ltd.	724	40,110
Seven & i Holdings Co. Ltd.	2,865	42,177
Sony Group Corp.	5,500	145,113
Suzuki Motor Corp.	5,250	62,911
Terumo Corp.	3,087	59,095
Tokio Marine Holdings, Inc.	1,389	55,694
		891,906
Netherlands — 5.4%
ASML Holding NV	121	80,888
Heineken NV	440	39,409
Koninklijke Ahold Delhaize NV	1,628	66,839
Koninklijke KPN NV	14,946	69,525
		256,661
Singapore — 2.1%
DBS Group Holdings Ltd.	3,039	98,750
Spain — 4.6%
Banco Santander SA (a)	8,707	61,307
Iberdrola SA	5,325	95,995
Industria de Diseno Textil SA (a)	1,118	60,095
		217,397
Sweden — 2.8%
Atlas Copco AB, Class A	2,875	44,495
Volvo AB, Class B	3,242	88,145
		132,640
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	19

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Switzerland — 2.8%
Cie Financiere Richemont SA (Registered)	322	56,991
Lonza Group AG (Registered)	104	74,503
		131,494
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	280	46,648
United Kingdom — 16.1%
3i Group plc	2,330	132,093
AstraZeneca plc	754	107,986
Compass Group plc	1,765	59,518
Diageo plc	1,092	30,667
InterContinental Hotels Group plc	304	32,400
London Stock Exchange Group plc	480	74,703
NatWest Group plc	11,445	73,620
Next plc	444	73,343
RELX plc	1,803	98,138
Sage Group plc (The)	1,774	29,409
SSE plc	2,211	49,856
		761,733
United States — 7.6%
Nestle SA (Registered)	1,061	112,949
Novartis AG (Registered)	632	72,114
Sanofi SA	663	72,524
Shell plc	3,181	102,643
		360,230
Total Common Stocks (Cost $3,355,651)		4,659,695
Short-Term Investments — 4.3%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (b) (c) (Cost $105,113)	105,084	105,116
Investment of Cash Collateral from Securities Loaned — 2.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (b) (c)(Cost $99,417)	99,417	99,417
Total Short-Term Investments (Cost $204,530)		204,533
INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 102.8% (Cost $3,560,181)		4,864,228
Liabilities in Excess of Other Assets — (2.8)%		(133,054)
NET ASSETS — 100.0%		4,731,174

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $93,201.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan International Equity Funds	April 30, 2025

Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	12.0%
Insurance	7.2
Capital Markets	6.2
Pharmaceuticals	6.1
Diversified Telecommunication Services	4.3
Machinery	3.4
Semiconductors & Semiconductor Equipment	3.3
Oil, Gas & Consumable Fuels	3.2
Electric Utilities	3.0
Household Durables	3.0
Professional Services	2.8
Industrial Conglomerates	2.6
Software	2.6
Health Care Equipment & Supplies	2.5
Chemicals	2.5
Beverages	2.4
Food Products	2.3
Metals & Mining	2.3
Consumer Staples Distribution & Retail	2.2
Aerospace & Defense	2.2
Trading Companies & Distributors	2.1
Hotels, Restaurants & Leisure	1.9
Textiles, Apparel & Luxury Goods	1.6
Life Sciences Tools & Services	1.5
Broadline Retail	1.5
Construction & Engineering	1.5
Electrical Equipment	1.4
Automobiles	1.3
Electronic Equipment, Instruments & Components	1.3
Real Estate Management & Development	1.2
Specialty Retail	1.2
Personal Care Products	1.1
Automobile Components	1.0
Others (each less than 1.0%)	1.1
Short-Term Investments	4.2
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	21

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.1%
Australia — 1.5%
Telstra Group Ltd.	7,730	22,308
Belgium — 2.1%
KBC Group NV	340	31,319
Canada — 5.0%
Alimentation Couche-Tard, Inc.	471	24,555
Canadian Pacific Kansas City Ltd.	233	16,948
Intact Financial Corp.	154	34,169
		75,672
China — 7.4%
Alibaba Group Holding Ltd.	2,048	30,581
Tencent Holdings Ltd.	851	52,100
Yum China Holdings, Inc.	647	28,018
		110,699
France — 10.2%
Air Liquide SA	251	51,460
Cie Generale des Etablissements Michelin SCA	520	19,030
Legrand SA	236	25,977
Safran SA	137	36,477
Vinci SA	148	20,788
		153,732
Germany — 8.0%
Deutsche Telekom AG (Registered)	1,114	40,011
Infineon Technologies AG	475	15,721
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) *	54	36,761
Siemens AG (Registered)	120	27,741
		120,234
Hong Kong — 1.8%
Hong Kong Exchanges & Clearing Ltd.	610	26,651
India — 4.4%
HDFC Bank Ltd., ADR	599	43,527
Infosys Ltd., ADR (a)	1,283	22,582
		66,109
Indonesia — 1.4%
Bank Central Asia Tbk. PT	38,268	20,347
Ireland — 1.0%
Kingspan Group plc	179	15,139
Italy — 1.8%
UniCredit SpA	460	26,772
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — 13.3%
Hoya Corp.	219	25,710
ITOCHU Corp.	615	31,463
Mitsubishi UFJ Financial Group, Inc.	1,617	20,378
Mitsui Fudosan Co. Ltd.	2,603	25,795
Sony Group Corp.	2,078	54,826
Terumo Corp.	479	9,165
Tokio Marine Holdings, Inc.	821	32,924
		200,261
Netherlands — 2.0%
Heineken NV	342	30,651
Saudi Arabia — 1.3%
Al Rajhi Bank	776	20,173
Singapore — 3.0%
DBS Group Holdings Ltd.	1,373	44,612
South Korea — 1.1%
Kia Corp.	260	16,527
Spain — 3.1%
Iberdrola SA	1,371	24,721
Industria de Diseno Textil SA (a)	410	22,055
		46,776
Sweden — 3.2%
Atlas Copco AB, Class A	1,363	21,101
Volvo AB, Class B	1,000	27,181
		48,282
Switzerland — 2.1%
Lonza Group AG (Registered)	45	32,186
Taiwan — 4.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	220	36,754
Taiwan Semiconductor Manufacturing Co. Ltd.	905	25,643
		62,397
United Kingdom — 12.6%
3i Group plc	879	49,834
Compass Group plc	670	22,602
InterContinental Hotels Group plc	155	16,573
London Stock Exchange Group plc	183	28,435
NatWest Group plc	5,074	32,635
RELX plc	730	39,725
		189,804
United States — 8.7%
Nestle SA (Registered)	394	41,940
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan International Equity Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Novartis AG (Registered)	263	30,020
Shell plc	1,813	58,487
		130,447
Total Common Stocks (Cost $1,182,560)		1,491,098
Short-Term Investments — 2.5%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (b) (c) (Cost $11,294)	11,292	11,295
Investment of Cash Collateral from Securities Loaned — 1.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (b) (c)(Cost $26,332)	26,332	26,332
Total Short-Term Investments (Cost $37,626)		37,627
Total Investments — 101.6% (Cost $1,220,186)		1,528,725
Liabilities in Excess of Other Assets — (1.6)%		(23,644)
NET ASSETS — 100.0%		1,505,081

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $25,054.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2025.
Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	15.7%
Capital Markets	6.9
Insurance	6.8
Semiconductors & Semiconductor Equipment	5.1
Hotels, Restaurants & Leisure	4.4
Diversified Telecommunication Services	4.1
Oil, Gas & Consumable Fuels	3.8
Household Durables	3.6
Interactive Media & Services	3.4
Chemicals	3.4
Machinery	3.1
Food Products	2.7
Professional Services	2.6
Aerospace & Defense	2.4
Health Care Equipment & Supplies	2.3
Life Sciences Tools & Services	2.1
Trading Companies & Distributors	2.0
Beverages	2.0
Broadline Retail	2.0
Pharmaceuticals	2.0
Industrial Conglomerates	1.8
Electrical Equipment	1.7
Real Estate Management & Development	1.7
Electric Utilities	1.6
Consumer Staples Distribution & Retail	1.6
IT Services	1.5
Specialty Retail	1.4
Construction & Engineering	1.4
Automobile Components	1.2
Ground Transportation	1.1
Automobiles	1.1
Building Products	1.0
Short-Term Investments	2.5
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	23

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.5%
Australia — 6.5%
ANZ Group Holdings Ltd.	38	725
Aristocrat Leisure Ltd.	7	284
BHP Group Ltd.	66	1,578
Brambles Ltd.	27	359
Commonwealth Bank of Australia	14	1,441
Glencore plc	27	88
Goodman Group, REIT	22	423
GPT Group (The), REIT	44	130
Insurance Australia Group Ltd.	86	453
Macquarie Group Ltd.	5	635
Medibank Pvt Ltd.	169	504
National Australia Bank Ltd.	33	774
Northern Star Resources Ltd.	13	159
QBE Insurance Group Ltd.	60	827
Rio Tinto Ltd.	21	1,540
Rio Tinto plc	10	594
Santos Ltd.	133	510
Telstra Group Ltd.	112	323
Transurban Group	57	510
Wesfarmers Ltd.	8	420
Westpac Banking Corp.	22	465
Woodside Energy Group Ltd.	16	204
Woolworths Group Ltd.	27	545
		13,491
Belgium — 0.7%
Anheuser-Busch InBev SA	9	593
KBC Group NV	8	766
		1,359
China — 0.4%
Prosus NV	15	723
Denmark — 2.5%
Carlsberg A/S, Class B	7	922
Danske Bank A/S	16	579
Novo Nordisk A/S, Class B	44	2,928
Novonesis Novozymes B	12	762
		5,191
Finland — 0.7%
Nokia OYJ	37	189
Nordea Bank Abp	94	1,287
		1,476
INVESTMENTS	SHARES (000)	VALUE ($000)

France — 11.9%
Air Liquide SA	14	2,816
Airbus SE	8	1,394
AXA SA *	6	286
BNP Paribas SA	21	1,742
Capgemini SE	8	1,347
Cie Generale des Etablissements Michelin SCA	21	757
Dassault Systemes SE	12	459
Engie SA	85	1,766
EssilorLuxottica SA	2	444
Hermes International SCA	—	349
Legrand SA	15	1,689
L'Oreal SA *	1	463
LVMH Moet Hennessy Louis Vuitton SE	5	2,487
Orange SA	67	977
Pernod Ricard SA	7	770
Safran SA	9	2,390
Societe Generale SA	36	1,849
TotalEnergies SE	13	752
Vinci SA	14	1,989
		24,726
Germany — 10.5%
adidas AG	2	563
Allianz SE (Registered)	8	3,477
BASF SE *	2	98
Bayer AG (Registered)	19	490
Daimler Truck Holding AG	5	203
Deutsche Boerse AG	1	341
Deutsche Post AG	27	1,140
Deutsche Telekom AG (Registered)	66	2,384
E.ON SE	104	1,816
Heidelberg Materials AG	2	304
Infineon Technologies AG	40	1,321
Mercedes-Benz Group AG	5	290
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) *	3	2,311
Rheinmetall AG	—	225
RWE AG	7	253
SAP SE	11	3,284
Siemens AG (Registered)	11	2,620
Siemens Healthineers AG (a)	3	171
Zalando SE * (a)	14	504
		21,795
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan International Equity Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — 1.5%
AIA Group Ltd.	154	1,153
CK Asset Holdings Ltd.	73	300
Hong Kong Exchanges & Clearing Ltd.	16	686
Link, REIT	36	168
Prudential plc	25	269
Sun Hung Kai Properties Ltd.	31	294
Techtronic Industries Co. Ltd.	19	191
		3,061
Ireland — 0.3%
AIB Group plc	35	236
Kingspan Group plc	3	271
Kingspan Group plc	1	48
		555
Italy — 2.0%
Enel SpA	37	322
Ferrari NV	1	390
FinecoBank Banca Fineco SpA	32	642
Prysmian SpA	8	469
UniCredit SpA	40	2,316
		4,139
Japan — 22.4%
Advantest Corp.	9	364
Ajinomoto Co., Inc.	46	939
Asahi Group Holdings Ltd.	23	312
Asahi Kasei Corp.	58	403
Bridgestone Corp.	23	953
Chugai Pharmaceutical Co. Ltd.	4	242
Daiichi Sankyo Co. Ltd.	45	1,149
Daikin Industries Ltd.	7	809
Denso Corp.	54	693
Disco Corp.	1	252
East Japan Railway Co.	31	670
Fast Retailing Co. Ltd.	1	197
Fuji Electric Co. Ltd.	12	538
Hitachi Ltd.	83	2,042
Hoya Corp.	10	1,153
ITOCHU Corp.	31	1,606
Japan Post Bank Co. Ltd.	29	301
Kajima Corp.	28	661
Kao Corp.	13	578
Keyence Corp.	3	1,380
Kobe Bussan Co. Ltd.	11	327
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
Konami Group Corp.	5	743
Kyowa Kirin Co. Ltd.	24	383
Mitsubishi Corp.	25	469
Mitsubishi Electric Corp.	31	602
Mitsubishi UFJ Financial Group, Inc.	67	845
Mitsui & Co. Ltd.	42	841
Mitsui Fudosan Co. Ltd.	116	1,153
Murata Manufacturing Co. Ltd.	48	678
Nintendo Co. Ltd.	4	315
Nippon Paint Holdings Co. Ltd.	15	117
Nippon Telegraph & Telephone Corp.	930	973
Nomura Research Institute Ltd.	18	678
Obic Co. Ltd.	14	476
ORIX Corp.	38	756
Otsuka Corp.	21	459
Pan Pacific International Holdings Corp.	26	794
Recruit Holdings Co. Ltd.	16	864
Renesas Electronics Corp.	46	546
Resona Holdings, Inc.	85	683
SCSK Corp.	15	395
Sekisui House Ltd.	22	508
Seven & i Holdings Co. Ltd.	25	364
Shin-Etsu Chemical Co. Ltd.	41	1,245
Shionogi & Co. Ltd.	29	484
SoftBank Group Corp.	5	263
Sony Group Corp.	97	2,575
Sumitomo Electric Industries Ltd.	20	328
Sumitomo Metal Mining Co. Ltd.	20	448
Sumitomo Mitsui Financial Group, Inc.	84	1,997
Suzuki Motor Corp.	80	961
T&D Holdings, Inc.	40	845
Takeda Pharmaceutical Co. Ltd.	31	944
Terumo Corp.	56	1,070
Tokio Marine Holdings, Inc.	47	1,892
Tokyo Electron Ltd.	9	1,310
Toyota Industries Corp.	2	270
Toyota Motor Corp.	138	2,632
		46,475
Macau — 0.1%
Sands China Ltd. *	74	133
Netherlands — 4.1%
Adyen NV * (a)	—	550
ASML Holding NV	6	3,944
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	25

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Netherlands — continued
Heineken NV	11	1,007
Koninklijke Ahold Delhaize NV	12	490
Koninklijke KPN NV	280	1,301
NN Group NV	14	856
Wolters Kluwer NV	2	355
		8,503
New Zealand — 0.1%
Xero Ltd. *	2	172
Singapore — 1.3%
DBS Group Holdings Ltd.	40	1,303
Oversea-Chinese Banking Corp. Ltd.	31	382
Sea Ltd., ADR *	5	664
United Overseas Bank Ltd.	16	412
		2,761
Spain — 3.2%
Banco Bilbao Vizcaya Argentaria SA	55	749
Banco Santander SA	357	2,515
CaixaBank SA	41	318
Iberdrola SA	119	2,153
Industria de Diseno Textil SA	15	782
		6,517
Sweden — 2.1%
Atlas Copco AB, Class A	137	2,116
Sandvik AB	18	380
Volvo AB, Class B	68	1,839
		4,335
Switzerland — 3.6%
ABB Ltd. (Registered)	4	204
Cie Financiere Richemont SA (Registered)	10	1,810
Givaudan SA (Registered)	—	299
Lonza Group AG (Registered)	3	1,855
Sandoz Group AG	22	968
SGS SA (Registered)	3	318
UBS Group AG (Registered)	24	722
Zurich Insurance Group AG	2	1,307
		7,483
United Kingdom — 12.9%
3i Group plc	40	2,268
AstraZeneca plc	27	3,877
BAE Systems plc	4	97
Barclays plc	503	2,005
INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — continued
British American Tobacco plc	20	879
Compass Group plc	18	604
DCC plc	2	131
Diageo plc	18	515
HSBC Holdings plc	190	2,120
InterContinental Hotels Group plc	9	919
Lloyds Banking Group plc	424	416
London Stock Exchange Group plc	8	1,283
National Grid plc	85	1,221
NatWest Group plc	164	1,057
Next plc	3	475
Reckitt Benckiser Group plc	9	576
RELX plc	52	2,824
Rolls-Royce Holdings plc	50	507
Sage Group plc (The)	36	594
SSE plc	64	1,451
Standard Chartered plc	17	239
Tesco plc	264	1,306
Unilever plc	21	1,318
		26,682
United States — 10.7%
BP plc	329	1,521
CSL Ltd.	5	753
Ferrovial SE	18	886
GSK plc	37	724
Nestle SA (Registered)	45	4,783
Novartis AG (Registered)	21	2,423
Roche Holding AG	8	2,494
Sanofi SA	20	2,234
Schneider Electric SE	9	2,029
Shell plc	113	3,654
Spotify Technology SA *	1	535
Stellantis NV	22	207
		22,243
Total Common Stocks (Cost $149,147)		201,820
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan International Equity Funds	April 30, 2025

INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 0.4%
Put Options Purchased — 0.4%
United States — 0.4%
MSCI EAFE Index
6/30/2025 at USD 2,250.00, European Style
Notional Amount: USD 207,835
Counterparty: Exchange-Traded * (Cost $2,932)	831	885
	SHARES (000)
Short-Term Investments — 2.4%
Investment Companies — 2.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.40% (b) (c) (Cost $5,042)	5,042	5,042
Total Investments — 100.3% (Cost $157,121)		207,747
Liabilities in Excess of Other Assets — (0.3)%		(632)
NET ASSETS — 100.0%		207,115

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
USD	United States Dollar

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2025.
Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	13.6%
Pharmaceuticals	9.3
Insurance	6.8
Semiconductors & Semiconductor Equipment	3.7
Oil, Gas & Consumable Fuels	3.2
Diversified Telecommunication Services	2.9
Capital Markets	2.9
Chemicals	2.8
Food Products	2.8
Electrical Equipment	2.7
Textiles, Apparel & Luxury Goods	2.5
Machinery	2.4
Multi-Utilities	2.3
Industrial Conglomerates	2.3
Aerospace & Defense	2.2
Software	2.2
Automobiles	2.2
Metals & Mining	2.1
Professional Services	2.1
Beverages	2.0
Electric Utilities	1.9
Construction & Engineering	1.7
IT Services	1.6
Household Durables	1.5
Consumer Staples Distribution & Retail	1.5
Trading Companies & Distributors	1.4
Health Care Equipment & Supplies	1.4
Automobile Components	1.3
Broadline Retail	1.2
Personal Care Products	1.1
Entertainment	1.1
Electronic Equipment, Instruments & Components	1.0
Others (each less than 1.0%)	7.9
Short-Term Investments	2.4
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	27

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	49	06/20/2025	USD	6,112	206

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

Written Call Options Contracts as of April 30, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE Index	Exchange-Traded	831	USD 207,835	USD 2,525.00	6/30/2025	(3,640)
Written Put Options Contracts as of April 30, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE Index	Exchange-Traded	831	USD 207,835	USD 1,900.00	6/30/2025	(183)
Total Written Options Contracts (Premiums Received $2,682)						(3,823)

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan International Equity Funds	April 30, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
ASSETS:
Investments in non-affiliates, at value	$958,926	$6,268,370	$2,083,609
Investments in affiliates, at value	79,922	5,283	2,324
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	2,248	4,253	15,320
Cash	94	1,898	10,505
Foreign currency, at value	6	21	260
Deposits at broker for futures contracts	2,233	—	—
Receivables:
Investment securities sold	771	—	1,961
Fund shares sold	5,955	3,001	3,175
Dividends from non-affiliates	5,970	3,563	4,173
Dividends from affiliates	186	68	33
Tax reclaims	2,365	148	95
Securities lending income (See Note 2.C.)	1	51	4
Total Assets	1,058,677	6,286,656	2,121,459
LIABILITIES:
Payables:
Investment securities purchased	545	—	3,763
Collateral received on securities loaned (See Note 2.C.)	2,248	4,253	15,320
Fund shares redeemed	774	16,077	17,396
Variation margin on futures contracts	92	—	—
Accrued liabilities:
Investment advisory fees	344	3,270	336
Administration fees	12	313	73
Distribution fees	60	70	—
Service fees	93	325	20
Custodian and accounting fees	29	438	207
Trustees’ and Chief Compliance Officer’s fees	1	— (a)	—
Deferred foreign capital gains tax	—	13,372	8,297
Other	3,934	470	81
Total Liabilities	8,132	38,588	45,493
Net Assets	$1,050,545	$6,248,068	$2,075,966

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	29

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
NET ASSETS:
Paid-in-Capital	$920,511	$5,087,332	$2,200,459
Total distributable earnings (loss)	130,034	1,160,736	(124,493)
Total Net Assets	$1,050,545	$6,248,068	$2,075,966
Net Assets:
Class A	$307,056	$294,895	$—
Class C	1,337	17,215	—
Class I	337,123	1,284,373	254,667
Class L	9,926	942,314	—
Class R2	840	400	—
Class R3	—	3,273	—
Class R4	—	2,729	—
Class R5	551	11,021	—
Class R6	393,712	3,691,848	1,821,299
Total	$1,050,545	$6,248,068	$2,075,966
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	19,100	9,621	—
Class C	86	586	—
Class I	20,310	40,844	14,974
Class L	601	29,744	—
Class R2	53	13	—
Class R3	—	108	—
Class R4	—	87	—
Class R5	33	348	—
Class R6	24,021	116,718	107,724
Net Asset Value (a):
Class A — Redemption price per share	$16.08	$30.65	$—
Class C — Offering price per share (b)	15.64	29.34	—
Class I — Offering and redemption price per share	16.60	31.45	17.01
Class L — Offering and redemption price per share	16.50	31.68	—
Class R2 — Offering and redemption price per share	15.76	30.20	—
Class R3 — Offering and redemption price per share	—	30.35	—
Class R4 — Offering and redemption price per share	—	31.30	—
Class R5 — Offering and redemption price per share	16.39	31.66	—
Class R6 — Offering and redemption price per share	16.39	31.63	16.91
Class A maximum sales charge	5.25%	5.25%	— %
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$16.97	$32.35	$—
Cost of investments in non-affiliates	$771,536	$4,455,556	$1,747,102
Cost of investments in affiliates	79,920	5,283	2,323
Cost of foreign currency	6	20	260
Investment securities on loan, at value (See Note 2.C.)	2,157	4,115	14,986
Cost of investment of cash collateral (See Note 2.C.)	2,248	4,253	15,320

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan International Equity Funds	April 30, 2025

	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
ASSETS:
Investments in non-affiliates, at value	$542,465	$4,659,695	$1,491,098	$201,820
Investments in affiliates, at value	27,362	105,116	11,295	5,042
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	22,137	99,417	26,332	—
Options purchased, at value	—	—	—	885
Cash	—	140	133	1,093
Foreign currency, at value	239	—	—	2
Deposits at broker for futures contracts	1,329	—	—	446
Receivables:
Investment securities sold	1,516	—	—	9
Fund shares sold	277	3,628	948	528
Dividends from non-affiliates	1,588	15,875	4,857	646
Dividends from affiliates	86	357	53	1
Tax reclaims	2,674	7,249	2,074	687
Securities lending income (See Note 2.C.)	2	197	80	—
Variation margin on futures contracts	11	—	—	—
Total Assets	599,686	4,891,674	1,536,870	211,159
LIABILITIES:
Payables:
Due to custodian	284	—	—	—
Foreign currency due to custodian, at value	—	4,537	1,454	—
Investment securities purchased	10,572	—	—	4
Collateral received on securities loaned (See Note 2.C.)	22,137	99,417	26,332	—
Fund shares redeemed	3,781	54,291	3,083	80
Variation margin on futures contracts	—	—	—	6
Outstanding options written, at value	—	—	—	3,823
Accrued liabilities:
Investment advisory fees	272	1,628	586	40
Administration fees	34	129	8	12
Distribution fees	18	92	82	2
Service fees	47	196	145	18
Custodian and accounting fees	28	87	40	29
Trustees’ and Chief Compliance Officer’s fees	— (a)	—	—	—
Other	116	123	59	30
Total Liabilities	37,289	160,500	31,789	4,044
Net Assets	$562,397	$4,731,174	$1,505,081	$207,115

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	31

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
NET ASSETS:
Paid-in-Capital	$492,663	$3,353,079	$1,247,547	$186,170
Total distributable earnings (loss)	69,734	1,378,095	257,534	20,945
Total Net Assets	$562,397	$4,731,174	$1,505,081	$207,115
Net Assets:
Class A	$91,645	$449,008	$379,095	$9,240
Class C	1,967	4,932	8,903	399
Class I	154,385	802,913	524,806	183,024
Class L	9,550	—	—	—
Class R2	—	3,628	5,862	—
Class R5	—	6,964	1,658	—
Class R6	304,850	3,463,729	584,757	14,452
Total	$562,397	$4,731,174	$1,505,081	$207,115
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,587	21,710	14,370	526
Class C	62	253	341	23
Class I	4,263	38,089	19,586	10,332
Class L	259	—	—	—
Class R2	—	175	225	—
Class R5	—	328	62	—
Class R6	8,349	163,784	21,825	814
Net Asset Value (a):
Class A — Redemption price per share	$35.42	$20.68	$26.38	$17.58
Class C — Offering price per share (b)	31.41	19.49	26.09	17.60
Class I — Offering and redemption price per share	36.22	21.08	26.80	17.71
Class L — Offering and redemption price per share	36.83	—	—	—
Class R2 — Offering and redemption price per share	—	20.74	26.10	—
Class R5 — Offering and redemption price per share	—	21.21	26.79	—
Class R6 — Offering and redemption price per share	36.51	21.15	26.79	17.75
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$37.38	$21.83	$27.84	$18.55
Cost of investments in non-affiliates	$429,516	$3,355,651	$1,182,560	$149,147
Cost of investments in affiliates	27,361	105,113	11,294	5,042
Cost of options purchased	—	—	—	2,932
Cost of foreign currency	241	—	—	2
Investment securities on loan, at value (See Note 2.C.)	19,830	93,201	25,054	—
Cost of investment of cash collateral (See Note 2.C.)	22,137	99,417	26,332	—
Premiums received from options written	—	—	—	2,682

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan International Equity Funds	April 30, 2025

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025 (Unaudited)
(Amounts in thousands)

	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$22	$—	$9
Interest income from affiliates	3	25	43
Dividend income from non-affiliates	18,919	71,441	28,018
Dividend income from affiliates	795	746	215
Income from securities lending (net) (See Note 2.C.)	7	53	53
Foreign taxes withheld (net)	(1,938)	(7,605)	(2,999)
Total investment income	17,808	64,660	25,339
EXPENSES:
Investment advisory fees	2,032	22,338	2,628
Administration fees	277	2,466	789
Distribution fees:
Class A	329	380	—
Class C	5	73	—
Class R2	2	1	—
Class R3	—	15	—
Service fees:
Class A	329	380	—
Class C	2	24	—
Class I	186	1,637	311
Class L	4	490	—
Class R2	1	1	—
Class R3	—	15	—
Class R4	—	3	—
Class R5	— (a)	7	—
Custodian and accounting fees	75	1,287	793
Interest expense to affiliates	1	72	63
Professional fees	70	87	69
Trustees’ and Chief Compliance Officer’s fees	15	22	15
Printing and mailing costs	48	273	41
Registration and filing fees	79	82	16
Transfer agency fees (See Note 2.I.)	14	104	20
Other	12	32	13
Total expenses	3,481	29,789	4,758
Less fees waived	(720)	(1,124)	(905)
Less expense reimbursements	(4)	(55)	—
Net expenses	2,757	28,610	3,853
Net investment income (loss)	15,051	36,050	21,486

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	33

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$11,471	$104,410 (a)	$(17,400)(b)
Investments in affiliates	(1)	2	(9)
Futures contracts	1,649	—	(742)
Foreign currency transactions	61	(1,130)	(455)
Net realized gain (loss)	13,180	103,282	(18,606)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	85,367	(69,697)(c)	28,188 (d)
Investments in affiliates	— (e)	4	5
Futures contracts	1,595	—	794
Foreign currency translations	301	143	123
Change in net unrealized appreciation/depreciation	87,263	(69,550)	29,110
Net realized/unrealized gains (losses)	100,443	33,732	10,504
Change in net assets resulting from operations	$115,494	$69,782	$31,990

(a)
Net of foreign capital gains tax of $(3,918).
(b)
Net of foreign capital gains tax of $(1,928).
(c)
Net of change in foreign capital gains tax of $1,317.
(d)
Net of change in foreign capital gains tax of $2,581.
(e)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan International Equity Funds	April 30, 2025

	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$10	$5	$—	$5
Interest income from affiliates	3	3	5	5
Dividend income from non-affiliates	10,913	64,248	20,588	2,999
Dividend income from affiliates	254	2,005	381	105
Income from securities lending (net) (See Note 2.C.)	9	283	105	—
Foreign taxes withheld (net)	(1,477)	(5,734)	(1,927)	(277)
Total investment income	9,712	60,810	19,152	2,837
EXPENSES:
Investment advisory fees	1,562	11,152	4,399	228
Administration fees	195	1,674	550	68
Distribution fees:
Class A	98	518	449	11
Class C	5	15	34	1
Class R2	—	9	12	—
Service fees:
Class A	98	518	449	11
Class C	2	5	11	1
Class I	152	971	669	199
Class L	4	—	—	—
Class R2	—	5	6	—
Class R5 (a)	—	3	1	— (b)
Custodian and accounting fees	58	284	126	36
Interest expense to affiliates	2	13	2	— (b)
Professional fees	65	58	44	48
Trustees’ and Chief Compliance Officer’s fees	13	19	15	13
Printing and mailing costs	19	151	60	17
Registration and filing fees	32	79	50	33
Transfer agency fees (See Note 2.I.)	12	45	29	2
Other	9	23	11	6
Total expenses	2,326	15,542	6,917	674
Less fees waived	(31)	(2,702)	(1,495)	(135)
Less expense reimbursements	—	(12)	— (b)	— (b)
Net expenses	2,295	12,828	5,422	539
Net investment income (loss)	7,417	47,982	13,730	2,298

(a)
Liquidated on December 11, 2024 for JPMorgan International Hedged Equity Fund.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	35

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$44,530	$207,230	$77,542	$568
Investments in affiliates	(7)	(20)	1	(1)
Options purchased	—	—	—	1,682
Futures contracts	(619)	—	—	187
Foreign currency transactions	4	733	(79)	(45)
Options written	—	—	—	2,899
Net realized gain (loss)	43,908	207,943	77,464	5,290
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	14,983	186,273	10,364	13,971
Investments in affiliates	1	10	— (a)	(1)
Options purchased	—	—	—	(3,676)
Futures contracts	56	—	—	279
Foreign currency translations	159	922	202	72
Options written	—	—	—	(2,880)
Change in net unrealized appreciation/depreciation	15,199	187,205	10,566	7,765
Net realized/unrealized gains (losses)	59,107	395,148	88,030	13,055
Change in net assets resulting from operations	$66,524	$443,130	$101,760	$15,353

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan International Equity Funds	April 30, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15,051	$20,589	$36,050	$95,924
Net realized gain (loss)	13,180	23,763	103,282	(92,175)
Change in net unrealized appreciation/depreciation	87,263	64,133	(69,550)	1,271,863
Change in net assets resulting from operations	115,494	108,485	69,782	1,275,612
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(10,205)	(10,586)	(3,578)	(4,482)
Class C	(44)	(69)	(110)	(208)
Class I	(3,818)	(2,239)	(18,410)	(24,555)
Class L	(349)	(352)	(14,912)	(19,418)
Class R2	(25)	(26)	(3)	(5)
Class R3	—	—	(159)	(162)
Class R4	—	—	(33)	(40)
Class R5	(14)	(3)	(208)	(239)
Class R6	(12,998)	(11,620)	(65,166)	(70,543)
Total distributions to shareholders	(27,453)	(24,895)	(102,579)	(119,652)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	324,622	95,033	(678,334)	(1,277,475)
NET ASSETS:
Change in net assets	412,663	178,623	(711,131)	(121,515)
Beginning of period	637,882	459,259	6,959,199	7,080,714
End of period	$1,050,545	$637,882	$6,248,068	$6,959,199
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	37

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$21,486	$50,057	$7,417	$11,749
Net realized gain (loss)	(18,606)	(43,080)	43,908	61,122
Change in net unrealized appreciation/depreciation	29,110	369,889	15,199	53,116
Change in net assets resulting from operations	31,990	376,866	66,524	125,987
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	—	(2,716)	(2,268)
Class C	—	—	(37)	(37)
Class I	(5,501)	(6,248)	(4,264)	(3,418)
Class L	—	—	(299)	(249)
Class R6	(44,243)	(53,977)	(11,901)	(11,541)
Total distributions to shareholders	(49,744)	(60,225)	(19,217)	(17,513)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(92,802)	169,550	(4,173)	(87,886)
NET ASSETS:
Change in net assets	(110,556)	486,191	43,134	20,588
Beginning of period	2,186,522	1,700,331	519,263	498,675
End of period	$2,075,966	$2,186,522	$562,397	$519,263
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan International Equity Funds	April 30, 2025

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$47,982	$92,953	$13,730	$26,611
Net realized gain (loss)	207,943	124,365	77,464	67,514
Change in net unrealized appreciation/depreciation	187,205	571,588	10,566	163,628
Change in net assets resulting from operations	443,130	788,906	101,760	257,753
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(11,142)	(7,909)	(9,904)	(6,061)
Class C	(89)	(77)	(207)	(125)
Class I	(22,580)	(18,124)	(16,497)	(11,800)
Class R2	(78)	(4)	(87)	(29)
Class R5	(181)	(165)	(54)	(41)
Class R6	(99,448)	(75,777)	(17,439)	(11,847)
Total distributions to shareholders	(133,518)	(102,056)	(44,188)	(29,903)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	134,753	(346,288)	(66,446)	(59,282)
NET ASSETS:
Change in net assets	444,365	340,562	(8,874)	168,568
Beginning of period	4,286,809	3,946,247	1,513,955	1,345,387
End of period	$4,731,174	$4,286,809	$1,505,081	$1,513,955
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	39

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan International Hedged Equity Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,298	$3,882
Net realized gain (loss)	5,290	(4,973)
Change in net unrealized appreciation/depreciation	7,765	22,182
Change in net assets resulting from operations	15,353	21,091
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(234)	(226)
Class C	(6)	(6)
Class I	(4,351)	(3,962)
Class R5 (a)	—	— (b)
Class R6	(398)	(49)
Total distributions to shareholders	(4,989)	(4,243)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	13,720	21,355
NET ASSETS:
Change in net assets	24,084	38,203
Beginning of period	183,031	144,828
End of period	$207,115	$183,031

(a)
Liquidated on December 11, 2024.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan International Equity Funds	April 30, 2025

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$42,891	$41,986	$18,246	$42,721
Distributions reinvested	10,145	10,508	3,478	4,367
Cost of shares redeemed	(27,821)	(37,674)	(50,812)	(108,478)
Change in net assets resulting from Class A capital transactions	25,215	14,820	(29,088)	(61,390)
Class C
Proceeds from shares issued	226	282	80	445
Distributions reinvested	36	59	105	197
Cost of shares redeemed	(477)	(806)	(5,982)	(10,662)
Change in net assets resulting from Class C capital transactions	(215)	(465)	(5,797)	(10,020)
Class I
Proceeds from shares issued	242,546	59,054	141,086	225,947
Distributions reinvested	3,793	2,218	16,941	22,774
Cost of shares redeemed	(15,348)	(26,457)	(272,846)	(711,852)
Change in net assets resulting from Class I capital transactions	230,991	34,815	(114,819)	(463,131)
Class L
Proceeds from shares issued	1,124	1,517	84,059	182,570
Distributions reinvested	334	332	14,430	18,145
Cost of shares redeemed	(653)	(1,029)	(227,571)	(513,503)
Change in net assets resulting from Class L capital transactions	805	820	(129,082)	(312,788)
Class R2
Proceeds from shares issued	120	135	29	212
Distributions reinvested	25	26	3	5
Cost of shares redeemed	(24)	(134)	(111)	(287)
Change in net assets resulting from Class R2 capital transactions	121	27	(79)	(70)
Class R3
Proceeds from shares issued	—	—	2,149	3,187
Distributions reinvested	—	—	25	49
Cost of shares redeemed	—	—	(10,933)	(3,458)
Change in net assets resulting from Class R3 capital transactions	—	—	(8,759)	(222)
Class R4
Proceeds from shares issued	—	—	530	628
Distributions reinvested	—	—	33	40
Cost of shares redeemed	—	—	(482)	(992)
Change in net assets resulting from Class R4 capital transactions	—	—	81	(324)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$218	$291	$1,227	$2,766
Distributions reinvested	14	3	193	224
Cost of shares redeemed	(41)	(33)	(5,819)	(3,394)
Change in net assets resulting from Class R5 capital transactions	191	261	(4,399)	(404)
Class R6
Proceeds from shares issued	93,093	91,811	536,074	758,662
Distributions reinvested	12,975	11,565	59,219	64,168
Cost of shares redeemed	(38,554)	(58,621)	(981,685)	(1,251,956)
Change in net assets resulting from Class R6 capital transactions	67,514	44,755	(386,392)	(429,126)
Total change in net assets resulting from capital transactions	$324,622	$95,033	$(678,334)	$(1,277,475)
SHARE TRANSACTIONS:
Class A
Issued	2,843	2,982	604	1,460
Reinvested	746	822	118	156
Redeemed	(1,892)	(2,714)	(1,674)	(3,691)
Change in Class A Shares	1,697	1,090	(952)	(2,075)
Class C
Issued	15	20	2	17
Reinvested	3	5	4	7
Redeemed	(33)	(60)	(207)	(380)
Change in Class C Shares	(15)	(35)	(201)	(356)
Class I
Issued	15,379	3,943	4,580	7,545
Reinvested	271	168	560	795
Redeemed	(1,000)	(1,799)	(8,782)	(23,723)
Change in Class I Shares	14,650	2,312	(3,642)	(15,383)
Class L
Issued	72	106	2,747	6,055
Reinvested	24	25	473	629
Redeemed	(43)	(72)	(7,263)	(16,978)
Change in Class L Shares	53	59	(4,043)	(10,294)
Class R2
Issued	8	10	1	8
Reinvested	2	2	— (a)	— (a)
Redeemed	(2)	(9)	(4)	(10)
Change in Class R2 Shares	8	3	(3)	(2)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan International Equity Funds	April 30, 2025

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
SHARE TRANSACTIONS: (continued)
Class R3
Issued	—	—	72	109
Reinvested	—	—	1	2
Redeemed	—	—	(403)	(118)
Change in Class R3 Shares	—	—	(330)	(7)
Class R4
Issued	—	—	19	20
Reinvested	—	—	1	2
Redeemed	—	—	(16)	(33)
Change in Class R4 Shares	—	—	4	(11)
Class R5
Issued	14	19	39	90
Reinvested	1	— (a)	6	8
Redeemed	(3)	(2)	(186)	(110)
Change in Class R5 Shares	12	17	(141)	(12)
Class R6
Issued	6,137	6,390	17,009	24,769
Reinvested	938	890	1,945	2,227
Redeemed	(2,557)	(4,124)	(31,461)	(41,258)
Change in Class R6 Shares	4,518	3,156	(12,507)	(14,262)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$12,296	$3,881
Distributions reinvested	—	—	2,610	2,182
Cost of shares redeemed	—	—	(9,779)	(10,297)
Change in net assets resulting from Class A capital transactions	—	—	5,127	(4,234)
Class C
Proceeds from shares issued	—	—	798	91
Distributions reinvested	—	—	34	36
Cost of shares redeemed	—	—	(222)	(1,527)
Change in net assets resulting from Class C capital transactions	—	—	610	(1,400)
Class I
Proceeds from shares issued	39,918	112,941	30,795	16,553
Distributions reinvested	5,501	6,247	4,020	3,221
Cost of shares redeemed	(37,971)	(60,063)	(10,747)	(20,938)
Change in net assets resulting from Class I capital transactions	7,448	59,125	24,068	(1,164)
Class L
Proceeds from shares issued	—	—	950	515
Distributions reinvested	—	—	292	243
Cost of shares redeemed	—	—	(532)	(1,416)
Change in net assets resulting from Class L capital transactions	—	—	710	(658)
Class R6
Proceeds from shares issued	146,135	467,274	477	3,695
Distributions reinvested	43,825	53,457	11,901	11,541
Cost of shares redeemed	(290,210)	(410,306)	(47,066)	(95,666)
Change in net assets resulting from Class R6 capital transactions	(100,250)	110,425	(34,688)	(80,430)
Total change in net assets resulting from capital transactions	$(92,802)	$169,550	$(4,173)	$(87,886)
SHARE TRANSACTIONS:
Class A
Issued	—	—	363	125
Reinvested	—	—	88	75
Redeemed	—	—	(302)	(332)
Change in Class A Shares	—	—	149	(132)
Class C
Issued	—	—	27	2
Reinvested	—	—	1	1
Redeemed	—	—	(8)	(56)
Change in Class C Shares	—	—	20	(53)
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan International Equity Funds	April 30, 2025

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
SHARE TRANSACTIONS: (continued)
Class I
Issued	2,389	7,064	898	511
Reinvested	337	415	133	108
Redeemed	(2,257)	(3,715)	(339)	(663)
Change in Class I Shares	469	3,764	692	(44)
Class L
Issued	—	—	27	16
Reinvested	—	—	10	8
Redeemed	—	—	(16)	(44)
Change in Class L Shares	—	—	21	(20)
Class R6
Issued	8,806	28,681	14	124
Reinvested	2,704	3,573	392	385
Redeemed	(17,374)	(25,890)	(1,325)	(2,944)
Change in Class R6 Shares	(5,864)	6,364	(919)	(2,435)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	45

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$32,567	$68,919	$32,672	$69,881
Distributions reinvested	11,100	7,875	9,862	6,030
Cost of shares redeemed	(39,676)	(72,374)	(42,897)	(62,276)
Change in net assets resulting from Class A capital transactions	3,991	4,420	(363)	13,635
Class C
Proceeds from shares issued	1,389	777	240	1,184
Distributions reinvested	87	76	206	125
Cost of shares redeemed	(902)	(2,392)	(1,764)	(5,516)
Change in net assets resulting from Class C capital transactions	574	(1,539)	(1,318)	(4,207)
Class I
Proceeds from shares issued	128,705	228,483	60,695	124,040
Distributions reinvested	22,561	18,106	14,993	11,004
Cost of shares redeemed	(161,111)	(351,725)	(156,073)	(180,513)
Change in net assets resulting from Class I capital transactions	(9,845)	(105,136)	(80,385)	(45,469)
Class R2
Proceeds from shares issued	777	989	2,954	1,647
Distributions reinvested	78	4	87	29
Cost of shares redeemed	(883)	(1,064)	(480)	(256)
Change in net assets resulting from Class R2 capital transactions	(28)	(71)	2,561	1,420
Class R5
Proceeds from shares issued	539	884	133	251
Distributions reinvested	181	153	54	41
Cost of shares redeemed	(300)	(2,579)	(332)	(682)
Change in net assets resulting from Class R5 capital transactions	420	(1,542)	(145)	(390)
Class R6
Proceeds from shares issued	487,161	424,215	36,952	85,161
Distributions reinvested	97,496	74,307	17,427	11,840
Cost of shares redeemed	(445,016)	(740,942)	(41,175)	(121,272)
Change in net assets resulting from Class R6 capital transactions	139,641	(242,420)	13,204	(24,271)
Total change in net assets resulting from capital transactions	$134,753	$(346,288)	$(66,446)	$(59,282)
SHARE TRANSACTIONS:
Class A
Issued	1,675	3,579	1,289	2,800
Reinvested	607	437	408	255
Redeemed	(2,059)	(3,768)	(1,707)	(2,481)
Change in Class A Shares	223	248	(10)	574
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan International Equity Funds	April 30, 2025

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
SHARE TRANSACTIONS: (continued)
Class C
Issued	74	42	9	48
Reinvested	5	5	9	5
Redeemed	(50)	(131)	(71)	(228)
Change in Class C Shares	29	(84)	(53)	(175)
Class I
Issued	6,527	11,696	2,368	4,903
Reinvested	1,213	986	611	460
Redeemed	(8,095)	(17,846)	(6,137)	(7,101)
Change in Class I Shares	(355)	(5,164)	(3,158)	(1,738)
Class R2
Issued	41	53	121	67
Reinvested	4	— (a)	4	1
Redeemed	(44)	(56)	(19)	(10)
Change in Class R2 Shares	1	(3)	106	58
Class R5
Issued	25	46	5	10
Reinvested	10	8	2	2
Redeemed	(15)	(132)	(13)	(27)
Change in Class R5 Shares	20	(78)	(6)	(15)
Class R6
Issued	24,654	21,569	1,446	3,345
Reinvested	5,228	4,038	711	495
Redeemed	(22,136)	(37,681)	(1,605)	(4,723)
Change in Class R6 Shares	7,746	(12,074)	552	(883)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	47

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan International Hedged Equity Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,177	$769
Distributions reinvested	234	226
Cost of shares redeemed	(1,648)	(2,130)
Change in net assets resulting from Class A capital transactions	(237)	(1,135)
Class C
Proceeds from shares issued	105	203
Distributions reinvested	6	6
Cost of shares redeemed	(102)	(135)
Change in net assets resulting from Class C capital transactions	9	74
Class I
Proceeds from shares issued	41,831	64,054
Distributions reinvested	3,672	3,288
Cost of shares redeemed	(31,759)	(56,268)
Change in net assets resulting from Class I capital transactions	13,744	11,074
Class R5 (a)
Distributions reinvested	—	— (b)
Cost of shares redeemed	(25)	—
Change in net assets resulting from Class R5 capital transactions	(25)	— (b)
Class R6
Proceeds from shares issued	1,233	13,083
Distributions reinvested	398	49
Cost of shares redeemed	(1,402)	(1,790)
Change in net assets resulting from Class R6 capital transactions	229	11,342
Total change in net assets resulting from capital transactions	$13,720	$21,355
SHARE TRANSACTIONS:
Class A
Issued	70	47
Reinvested	15	15
Redeemed	(100)	(133)
Change in Class A Shares	(15)	(71)
Class C
Issued	7	12
Reinvested	— (b)	— (b)
Redeemed	(6)	(8)
Change in Class C Shares	1	4

(a)
Liquidated on December 11, 2024.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan International Equity Funds	April 30, 2025

	JPMorgan International Hedged Equity Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
SHARE TRANSACTIONS: (continued)
Class I
Issued	2,489	3,846
Reinvested	228	210
Redeemed	(1,899)	(3,447)
Change in Class I Shares	818	609
Class R5 (a)
Reinvested	—	— (b)
Redeemed	(1)	—
Change in Class R5 Shares	(1)	— (b)
Class R6
Issued	73	794
Reinvested	25	3
Redeemed	(83)	(106)
Change in Class R6 Shares	15	691

(a)
Liquidated on December 11, 2024.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	49

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Developed International Value Fund
Class A
Six Months Ended April 30, 2025 (Unaudited)	$14.53	$0.25	$1.89	$2.14	$(0.59)
Year Ended October 31, 2024	12.37	0.48	2.33	2.81	(0.65)
Year Ended October 31, 2023	10.57	0.53 (f)	1.70	2.23	(0.43)
Year Ended October 31, 2022	13.46	0.44	(2.72)	(2.28)	(0.61)
Year Ended October 31, 2021	9.46	0.43 (g)	3.89	4.32	(0.32)
Year Ended October 31, 2020	12.22	0.28	(2.55)	(2.27)	(0.49)
Class C
Six Months Ended April 30, 2025 (Unaudited)	14.09	0.20	1.84	2.04	(0.49)
Year Ended October 31, 2024	11.99	0.39	2.27	2.66	(0.56)
Year Ended October 31, 2023	10.23	0.46 (f)	1.65	2.11	(0.35)
Year Ended October 31, 2022	13.02	0.35	(2.62)	(2.27)	(0.52)
Year Ended October 31, 2021	9.14	0.33 (g)	3.79	4.12	(0.24)
Year Ended October 31, 2020	11.81	0.21	(2.47)	(2.26)	(0.41)
Class I
Six Months Ended April 30, 2025 (Unaudited)	15.01	0.41	1.81	2.22	(0.63)
Year Ended October 31, 2024	12.76	0.54	2.39	2.93	(0.68)
Year Ended October 31, 2023	10.88	0.58 (f)	1.75	2.33	(0.45)
Year Ended October 31, 2022	13.84	0.49	(2.81)	(2.32)	(0.64)
Year Ended October 31, 2021	9.72	0.47 (g)	3.99	4.46	(0.34)
Year Ended October 31, 2020	12.54	0.31	(2.61)	(2.30)	(0.52)
Class L
Six Months Ended April 30, 2025 (Unaudited)	14.93	0.28	1.93	2.21	(0.64)
Year Ended October 31, 2024	12.69	0.55	2.38	2.93	(0.69)
Year Ended October 31, 2023	10.83	0.59 (f)	1.74	2.33	(0.47)
Year Ended October 31, 2022	13.78	0.49	(2.79)	(2.30)	(0.65)
Year Ended October 31, 2021	9.66	0.47 (g)	3.99	4.46	(0.34)
Year Ended October 31, 2020	12.47	0.30	(2.58)	(2.28)	(0.53)
Class R2
Six Months Ended April 30, 2025 (Unaudited)	14.24	0.23	1.83	2.06	(0.54)
Year Ended October 31, 2024	12.14	0.43	2.28	2.71	(0.61)
Year Ended October 31, 2023	10.37	0.48 (f)	1.68	2.16	(0.39)
Year Ended October 31, 2022	13.22	0.40	(2.68)	(2.28)	(0.57)
Year Ended October 31, 2021	9.29	0.39 (g)	3.82	4.21	(0.28)
Year Ended October 31, 2020	11.96	0.24	(2.51)	(2.27)	(0.40)
Class R5
Six Months Ended April 30, 2025 (Unaudited)	14.84	0.31	1.88	2.19	(0.64)
Year Ended October 31, 2024	12.62	0.55	2.34	2.89	(0.67)
Year Ended October 31, 2023	10.75	0.71 (f)	1.63	2.34	(0.47)
Year Ended October 31, 2022	13.67	0.52	(2.80)	(2.28)	(0.64)
Year Ended October 31, 2021	9.60	0.41 (g)	4.02	4.43	(0.36)
Year Ended October 31, 2020	12.40	0.33	(2.59)	(2.26)	(0.54)
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan International Equity Funds	April 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$16.08	15.44%	$307,056	0.99%	3.48%	1.21%	14%
14.53	23.40	252,963	1.00	3.42	1.22	50
12.37	21.38	201,868	0.99	4.29 (f)	1.26	34
10.57	(17.56)	160,039	0.98	3.71	1.23	26
13.46	46.20	187,774	1.00	3.39 (g)	1.24	33
9.46	(19.51)	125,744	1.00	2.66	1.26	59

15.64	15.12	1,337	1.49	2.77	1.78	14
14.09	22.77	1,424	1.50	2.90	1.80	50
11.99	20.89	1,631	1.49	3.83 (f)	1.80	34
10.23	(18.04)	1,791	1.49	3.01	1.76	26
13.02	45.54	3,923	1.50	2.70 (g)	1.77	33
9.14	(19.94)	4,202	1.50	2.07	1.78	59

16.60	15.56	337,123	0.74	5.30	0.96	14
15.01	23.71	84,963	0.75	3.70	0.97	50
12.76	21.77	42,728	0.74	4.52 (f)	1.01	34
10.88	(17.38)	29,816	0.73	4.00	0.98	26
13.84	46.51	39,188	0.75	3.58 (g)	0.99	33
9.72	(19.31)	26,805	0.75	2.88	1.02	59

16.50	15.56	9,926	0.64	3.78	0.81	14
14.93	23.85	8,176	0.65	3.83	0.82	50
12.69	21.83	6,205	0.65	4.65 (f)	0.86	34
10.83	(17.31)	5,451	0.63	4.04	0.83	26
13.78	46.77	7,042	0.66	3.66 (g)	0.84	33
9.66	(19.25)	5,585	0.65	2.72	0.85	59

15.76	15.18	840	1.29	3.19	1.54	14
14.24	22.98	637	1.30	3.16	1.59	50
12.14	21.16	511	1.29	3.98 (f)	1.60	34
10.37	(17.88)	454	1.28	3.41	1.58	26
13.22	45.84	514	1.30	3.14 (g)	1.59	33
9.29	(19.74)	412	1.30	2.27	1.61	59

16.39	15.59	551	0.64	4.09	0.81	14
14.84	23.66	312	0.64	3.79	0.82	50
12.62	22.09	49	0.65	5.63 (f)	0.86	34
10.75	(17.31)	29	0.63	4.23	0.83	26
13.67	46.74	67	0.65	3.24 (g)	0.85	33
9.60	(19.26)	77	0.65	3.13	0.86	59
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	51

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Developed International Value Fund (continued)
Class R6
Six Months Ended April 30, 2025 (Unaudited)	$14.84	$0.30	$1.90	$2.20	$(0.65)
Year Ended October 31, 2024	12.62	0.56	2.36	2.92	(0.70)
Year Ended October 31, 2023	10.77	0.60 (f)	1.73	2.33	(0.48)
Year Ended October 31, 2022	13.71	0.50	(2.77)	(2.27)	(0.67)
Year Ended October 31, 2021	9.62	0.49 (g)	3.97	4.46	(0.37)
Year Ended October 31, 2020	12.43	0.34	(2.60)	(2.26)	(0.55)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects income from foreign withholding tax claims, including related interest income, less IRS compliance fees. Had the Fund not received these proceeds, the net investment income (loss) per share would have been $0.46, $0.39, $0.51, $0.52, $0.41, $0.64 and $0.53 for Class A, Class C, Class I, Class L, Class R2, Class R5
and Class R6, respectively, and the net investment income (loss) ratios would have been 3.73%, 3.27%, 3.96%, 4.09%, 3.42%, 5.07% and 4.20% for Class A,
Class C, Class I, Class L, Class R2, Class R5 and Class R6, respectively.

(g)
Reflects income from foreign withholding tax claims, including related interest income, less IRS compliance fees. Without these proceeds, the net investment income (loss) per share would have been $0.38, $0.28, $0.42, $0.41, $0.34, $0.35 and $0.44 for Class A, Class C, Class I, Class L, Class R2, Class R5, and
Class R6,respectively, and the net investment income (loss) ratios would have been 3.00%, 2.26%, 3.19%, 3.23%, 2.72%, 2.80% and 3.44% for Class A, Class C,
Class I, Class L, Class R2, Class R5, and Class R6, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan International Equity Funds	April 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$16.39	15.63%	$393,712	0.54%	4.00%	0.71%	14%
14.84	23.95	289,407	0.55	3.93	0.72	50
12.62	21.99	206,267	0.54	4.76 (f)	0.76	34
10.77	(17.23)	160,297	0.52	4.19	0.72	26
13.71	46.99	158,191	0.55	3.83 (g)	0.73	33
9.62	(19.22)	105,039	0.55	3.18	0.76	59

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Equity Fund
Class A
Six Months Ended April 30, 2025 (Unaudited)	$30.70	$0.11	$0.19	$0.30	$(0.35)	$—	$(0.35)
Year Ended October 31, 2024	26.20	0.29	4.57	4.86	(0.36)	—	(0.36)
Year Ended October 31, 2023	23.85	0.15	2.23	2.38	(0.03)	—	(0.03)
Year Ended October 31, 2022	40.54	0.06	(15.42)	(15.36)	(0.07)	(1.26)	(1.33)
Year Ended October 31, 2021	36.44	(0.14)	4.24	4.10	—	—	—
Year Ended October 31, 2020	30.07	(0.02)	6.56	6.54	(0.17)	—	(0.17)
Class C
Six Months Ended April 30, 2025 (Unaudited)	29.28	0.03	0.18	0.21	(0.15)	—	(0.15)
Year Ended October 31, 2024	24.97	0.13	4.37	4.50	(0.19)	—	(0.19)
Year Ended October 31, 2023	22.82	—	2.15	2.15	—	—	—
Year Ended October 31, 2022	38.96	(0.10)	(14.78)	(14.88)	—	(1.26)	(1.26)
Year Ended October 31, 2021	35.20	(0.34)	4.10	3.76	—	—	—
Year Ended October 31, 2020	29.07	(0.18)	6.35	6.17	(0.04)	—	(0.04)
Class I
Six Months Ended April 30, 2025 (Unaudited)	31.53	0.15	0.19	0.34	(0.42)	—	(0.42)
Year Ended October 31, 2024	26.90	0.37	4.69	5.06	(0.43)	—	(0.43)
Year Ended October 31, 2023	24.48	0.22	2.30	2.52	(0.10)	—	(0.10)
Year Ended October 31, 2022	41.60	0.12	(15.81)	(15.69)	(0.17)	(1.26)	(1.43)
Year Ended October 31, 2021	37.34	(0.04)	4.34	4.30	(0.04)	—	(0.04)
Year Ended October 31, 2020	30.79	0.05	6.75	6.80	(0.25)	—	(0.25)
Class L
Six Months Ended April 30, 2025 (Unaudited)	31.78	0.17	0.19	0.36	(0.46)	—	(0.46)
Year Ended October 31, 2024	27.11	0.40	4.73	5.13	(0.46)	—	(0.46)
Year Ended October 31, 2023	24.70	0.26	2.30	2.56	(0.15)	—	(0.15)
Year Ended October 31, 2022	41.96	0.17	(15.95)	(15.78)	(0.22)	(1.26)	(1.48)
Year Ended October 31, 2021	37.64	0.01	4.37	4.38	(0.06)	—	(0.06)
Year Ended October 31, 2020	31.03	0.08	6.80	6.88	(0.27)	—	(0.27)
Class R2
Six Months Ended April 30, 2025 (Unaudited)	30.16	0.06	0.19	0.25	(0.21)	—	(0.21)
Year Ended October 31, 2024	25.76	0.19	4.50	4.69	(0.29)	—	(0.29)
Year Ended October 31, 2023	23.49	0.07	2.20	2.27	—	—	—
Year Ended October 31, 2022	39.99	(0.02)	(15.22)	(15.24)	—	(1.26)	(1.26)
Year Ended October 31, 2021	36.06	(0.26)	4.19	3.93	—	—	—
Year Ended October 31, 2020	29.78	(0.13)	6.52	6.39	(0.11)	—	(0.11)
Class R3
Six Months Ended April 30, 2025 (Unaudited)	30.41	0.09	0.20	0.29	(0.35)	—	(0.35)
Year Ended October 31, 2024	25.97	0.27	4.53	4.80	(0.36)	—	(0.36)
Year Ended October 31, 2023	23.67	0.13	2.22	2.35	(0.05)	—	(0.05)
Year Ended October 31, 2022	40.30	0.06	(15.32)	(15.26)	(0.11)	(1.26)	(1.37)
Year Ended October 31, 2021	36.25	(0.15)	4.20	4.05	—	—	—
Year Ended October 31, 2020	29.96	(0.05)	6.55	6.50	(0.21)	—	(0.21)
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan International Equity Funds	April 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses (including interest expense for securities sold short)(e)	Net investment income (loss)	Expenses without waivers and reimbursements (including interest expense for securities sold short)	Portfolio turnover rate(c)

$30.65	1.00%	$294,895	1.24%	0.73%	1.32%	19%
30.70	18.69	324,604	1.24	0.97	1.31	36
26.20	9.96	331,397	1.24	0.52	1.31	29
23.85	(39.06)	358,077	1.25	0.19	1.33	18
40.54	11.25	702,288	1.24	(0.33)	1.30	25
36.44	21.84	578,112	1.24	(0.06)	1.33	15

29.34	0.75	17,215	1.74	0.20	1.83	19
29.28	18.10	23,038	1.74	0.46	1.82	36
24.97	9.42	28,563	1.74	(0.01)	1.82	29
22.82	(39.36)	35,997	1.75	(0.35)	1.83	18
38.96	10.68	82,409	1.74	(0.83)	1.80	25
35.20	21.24	72,364	1.74	(0.58)	1.83	15

31.45	1.14	1,284,373	0.99	0.98	1.06	19
31.53	18.97	1,402,636	0.99	1.21	1.06	36
26.90	10.29	1,610,205	0.99	0.77	1.06	29
24.48	(38.92)	1,871,401	1.00	0.37	1.07	18
41.60	11.51	4,753,438	0.99	(0.09)	1.05	25
37.34	22.19	4,016,180	0.99	0.15	1.07	15

31.68	1.18	942,314	0.89	1.07	0.91	19
31.78	19.11	1,073,811	0.89	1.31	0.90	36
27.11	10.35	1,195,188	0.89	0.88	0.91	29
24.70	(38.84)	1,282,832	0.90	0.53	0.92	18
41.96	11.63	2,598,326	0.89	0.02	0.90	25
37.64	22.29	1,877,489	0.89	0.25	0.92	15

30.20	0.84	400	1.54	0.43	1.76	19
30.16	18.32	481	1.54	0.64	1.85	36
25.76	9.66	471	1.54	0.26	1.84	29
23.49	(39.24)	407	1.55	(0.07)	1.83	18
39.99	10.90	585	1.54	(0.63)	1.78	25
36.06	21.51	414	1.54	(0.41)	2.00	15

30.35	0.99	3,273	1.29	0.62	1.31	19
30.41	18.62	13,321	1.29	0.93	1.31	36
25.97	9.91	11,548	1.29	0.47	1.31	29
23.67	(39.08)	11,182	1.30	0.19	1.32	18
40.30	11.17	14,918	1.29	(0.36)	1.30	25
36.25	21.80	5,797	1.29	(0.15)	1.33	15
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Equity Fund (continued)
Class R4
Six Months Ended April 30, 2025 (Unaudited)	$31.37	$0.14	$0.19	$0.33	$(0.40)	$—	$(0.40)
Year Ended October 31, 2024	26.77	0.35	4.67	5.02	(0.42)	—	(0.42)
Year Ended October 31, 2023	24.39	0.21	2.28	2.49	(0.11)	—	(0.11)
Year Ended October 31, 2022	41.45	0.13	(15.77)	(15.64)	(0.16)	(1.26)	(1.42)
Year Ended October 31, 2021	37.20	(0.05)	4.32	4.27	(0.02)	—	(0.02)
Year Ended October 31, 2020	30.68	0.04	6.70	6.74	(0.22)	—	(0.22)
Class R5
Six Months Ended April 30, 2025 (Unaudited)	31.76	0.16	0.20	0.36	(0.46)	—	(0.46)
Year Ended October 31, 2024	27.10	0.40	4.73	5.13	(0.47)	—	(0.47)
Year Ended October 31, 2023	24.69	0.26	2.31	2.57	(0.16)	—	(0.16)
Year Ended October 31, 2022	41.88	0.18	(15.96)	(15.78)	(0.15)	(1.26)	(1.41)
Year Ended October 31, 2021	37.56	0.01	4.36	4.37	(0.05)	—	(0.05)
Year Ended October 31, 2020	30.96	0.08	6.78	6.86	(0.26)	—	(0.26)
Class R6
Six Months Ended April 30, 2025 (Unaudited)	31.75	0.18	0.19	0.37	(0.49)	—	(0.49)
Year Ended October 31, 2024	27.09	0.43	4.73	5.16	(0.50)	—	(0.50)
Year Ended October 31, 2023	24.69	0.28	2.31	2.59	(0.19)	—	(0.19)
Year Ended October 31, 2022	41.95	0.21	(15.95)	(15.74)	(0.26)	(1.26)	(1.52)
Year Ended October 31, 2021	37.61	0.05	4.37	4.42	(0.08)	—	(0.08)
Year Ended October 31, 2020	31.00	0.12	6.78	6.90	(0.29)	—	(0.29)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan International Equity Funds	April 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses (including interest expense for securities sold short)(e)	Net investment income (loss)	Expenses without waivers and reimbursements (including interest expense for securities sold short)	Portfolio turnover rate(c)

$31.30	1.11%	$2,729	1.04%	0.92%	1.07%	19%
31.37	18.91	2,642	1.04	1.17	1.07	36
26.77	10.21	2,516	1.04	0.73	1.07	29
24.39	(38.93)	2,485	1.05	0.43	1.08	18
41.45	11.48	3,810	1.04	(0.12)	1.06	25
37.20	22.09	2,962	1.04	0.12	1.08	15

31.66	1.19	11,021	0.89	1.06	0.92	19
31.76	19.10	15,537	0.89	1.32	0.92	36
27.10	10.37	13,585	0.89	0.90	0.92	29
24.69	(38.86)	12,712	0.90	0.55	0.93	18
41.88	11.64	20,676	0.89	0.02	0.91	25
37.56	22.29	57,909	0.89	0.26	0.93	15

31.63	1.23	3,691,848	0.79	1.17	0.81	19
31.75	19.22	4,103,129	0.79	1.41	0.81	36
27.09	10.46	3,887,241	0.79	0.98	0.81	29
24.69	(38.78)	3,579,903	0.80	0.67	0.82	18
41.95	11.75	5,659,334	0.79	0.11	0.80	25
37.61	22.39	4,608,998	0.79	0.37	0.82	15

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund
Class I
Six Months Ended April 30, 2025 (Unaudited)	$17.15	$0.16	$0.07	$0.23	$(0.37)	$—	$(0.37)
Year Ended October 31, 2024	14.48	0.40	2.73	3.13	(0.46)	—	(0.46)
Year Ended October 31, 2023	13.34	0.34	1.15	1.49	(0.35)	—	(0.35)
Year Ended October 31, 2022	20.87	0.48	(6.96)	(6.48)	(0.52)	(0.53)	(1.05)
Year Ended October 31, 2021	18.11	0.51	2.56	3.07	(0.31)	—	(0.31)
Year Ended October 31, 2020	16.78	0.33	1.04	1.37	—	(0.04)	(0.04)
Class R6
Six Months Ended April 30, 2025 (Unaudited)	17.06	0.17	0.07	0.24	(0.39)	—	(0.39)
Year Ended October 31, 2024	14.41	0.41	2.72	3.13	(0.48)	—	(0.48)
Year Ended October 31, 2023	13.27	0.36	1.14	1.50	(0.36)	—	(0.36)
Year Ended October 31, 2022	20.77	0.45	(6.88)	(6.43)	(0.54)	(0.53)	(1.07)
Year Ended October 31, 2021	18.01	0.42	2.65	3.07	(0.31)	—	(0.31)
Year Ended October 31, 2020	16.80	0.31	1.07	1.38	(0.13)	(0.04)	(0.17)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Interest expense is 0.02%.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan International Equity Funds	April 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$17.01	1.45%	$254,667	0.45%	1.98%	0.68%	25%
17.15	22.07	248,762	0.45	2.47	0.68	40
14.48	11.13	155,553	0.47 (f)	2.21	0.70	29
13.34	(32.53)	171,538	0.45	3.00	0.68	34
20.87	16.95	5,435	0.45	2.36	0.69	53
18.11	8.15	33	0.45	1.98	1.39	47

16.91	1.50	1,821,299	0.35	2.05	0.42	25
17.06	22.17	1,937,760	0.35	2.52	0.41	40
14.41	11.29	1,544,778	0.37 (f)	2.33	0.44	29
13.27	(32.48)	2,479,030	0.35	2.62	0.40	34
20.77	17.09	3,787,953	0.35	1.97	0.40	53
18.01	8.22	2,840,309	0.35	1.87	0.41	47

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Europe Dynamic Fund
Class A
Six Months Ended April 30, 2025 (Unaudited)	$32.56	$0.40	$3.59	$3.99	$(1.13)
Year Ended October 31, 2024	26.68	0.60	6.17	6.77	(0.89)
Year Ended October 31, 2023	23.70	0.49 (f)	2.69	3.18	(0.20)
Year Ended October 31, 2022	30.91	0.36	(6.95)	(6.59)	(0.62)
Year Ended October 31, 2021	21.64	0.40 (g)	9.14	9.54	(0.27)
Year Ended October 31, 2020	24.25	0.25	(2.16)	(1.91)	(0.70)
Class C
Six Months Ended April 30, 2025 (Unaudited)	28.86	0.32	3.15	3.47	(0.92)
Year Ended October 31, 2024	23.50	0.34	5.52	5.86	(0.50)
Year Ended October 31, 2023	20.85	0.33 (f)	2.36	2.69	(0.04)
Year Ended October 31, 2022	27.25	0.20	(6.13)	(5.93)	(0.47)
Year Ended October 31, 2021	19.10	0.22 (g)	8.08	8.30	(0.15)
Year Ended October 31, 2020	21.47	0.12	(1.91)	(1.79)	(0.58)
Class I
Six Months Ended April 30, 2025 (Unaudited)	33.32	0.47	3.64	4.11	(1.21)
Year Ended October 31, 2024	27.28	0.69	6.31	7.00	(0.96)
Year Ended October 31, 2023	24.20	0.58 (f)	2.74	3.32	(0.24)
Year Ended October 31, 2022	31.57	0.24	(6.88)	(6.64)	(0.73)
Year Ended October 31, 2021	22.10	0.47 (g)	9.33	9.80	(0.33)
Year Ended October 31, 2020	24.75	0.31	(2.19)	(1.88)	(0.77)
Class L
Six Months Ended April 30, 2025 (Unaudited)	33.88	0.48	3.72	4.20	(1.25)
Year Ended October 31, 2024	27.71	0.73	6.43	7.16	(0.99)
Year Ended October 31, 2023	24.54	0.75 (f)	2.64	3.39	(0.22)
Year Ended October 31, 2022	31.99	0.52	(7.22)	(6.70)	(0.75)
Year Ended October 31, 2021	22.38	0.54 (g)	9.44	9.98	(0.37)
Year Ended October 31, 2020	25.05	0.35	(2.23)	(1.88)	(0.79)
Class R6
Six Months Ended April 30, 2025 (Unaudited)	33.62	0.48	3.69	4.17	(1.28)
Year Ended October 31, 2024	27.52	0.74	6.40	7.14	(1.04)
Year Ended October 31, 2023	24.44	0.66 (f)	2.75	3.41	(0.33)
Year Ended October 31, 2022	31.86	0.49	(7.13)	(6.64)	(0.78)
Year Ended October 31, 2021	22.29	0.55 (g)	9.41	9.96	(0.39)
Year Ended October 31, 2020	24.96	0.37	(2.22)	(1.85)	(0.82)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.47, $0.31, $0.56, $0.73 and $0.64 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.69%, 1.28%, 1.98%, 2.54% and 2.24% for Class A, Class C, Class I, Class L and Class R6, respectively.

(g)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.38, $0.20, $0.45, $0.52 and $0.53 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.29%, 0.78%, 1.44%, 1.70% and 1.75% for Class A, Class C, Class I, Class L and Class R6, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan International Equity Funds	April 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$35.42	12.93%	$91,645	1.24%	2.51%	1.27%	57%
32.56	25.78	79,387	1.24	1.89	1.29	95
26.68	13.44	68,564	1.24	1.76 (f)	1.26	102
23.70	(21.70)	64,573	1.25	1.37	1.28	75
30.91	44.30	88,315	1.24	1.37 (g)	1.26	92
21.64	(8.21)	68,882	1.24	1.09	1.28	159

31.41	12.64	1,967	1.74	2.25	1.84	57
28.86	25.16	1,233	1.74	1.24	1.85	95
23.50	12.89	2,224	1.74	1.35 (f)	1.79	102
20.85	(22.09)	5,096	1.75	0.82	1.78	75
27.25	43.56	11,313	1.74	0.86 (g)	1.77	92
19.10	(8.68)	11,082	1.74	0.59	1.77	159

36.22	13.05	154,385	0.98	2.89	1.00	57
33.32	26.09	118,987	0.99	2.14	1.02	95
27.28	13.74	98,625	0.99	2.05 (f)	1.00	102
24.20	(21.48)	83,608	0.98	0.81	1.00	75
31.57	44.61	443,053	0.98	1.52 (g)	0.99	92
22.10	(7.98)	52,841	0.99	1.33	1.01	159

36.83	13.13	9,550	0.86	2.90	0.86	57
33.88	26.25	8,051	0.88	2.23	0.88	95
27.71	13.86	7,155	0.84	2.61 (f)	0.85	102
24.54	(21.39)	15,568	0.85	1.87	0.86	75
31.99	44.88	86,054	0.84	1.78 (g)	0.85	92
22.38	(7.86)	55,597	0.85	1.49	0.86	159

36.51	13.18	304,850	0.75	2.92	0.75	57
33.62	26.39	311,605	0.76	2.29	0.77	95
27.52	14.00	322,107	0.74	2.31 (f)	0.75	102
24.44	(21.31)	370,736	0.75	1.81	0.76	75
31.86	45.01	445,783	0.74	1.83 (g)	0.75	92
22.29	(7.79)	250,426	0.75	1.61	0.76	159

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Equity Fund
Class A
Six Months Ended April 30, 2025 (Unaudited)	$19.38	$0.17	$1.65	$1.82	$(0.52)	$—	$(0.52)
Year Ended October 31, 2024	16.54	0.34	2.87	3.21	(0.37)	—	(0.37)
Year Ended October 31, 2023	14.75	0.33 (f)	1.85	2.18	(0.39)	—	(0.39)
Year Ended October 31, 2022	21.63	0.31	(5.83)	(5.52)	(0.37)	(0.99)	(1.36)
Year Ended October 31, 2021	16.47	0.30 (g)	5.04	5.34	(0.18)	—	(0.18)
Year Ended October 31, 2020	17.27	0.19	(0.49)	(0.30)	(0.50)	—	(0.50)
Class C
Six Months Ended April 30, 2025 (Unaudited)	18.22	0.12	1.55	1.67	(0.40)	—	(0.40)
Year Ended October 31, 2024	15.54	0.23	2.71	2.94	(0.26)	—	(0.26)
Year Ended October 31, 2023	13.87	0.24 (f)	1.73	1.97	(0.30)	—	(0.30)
Year Ended October 31, 2022	20.41	0.20	(5.48)	(5.28)	(0.27)	(0.99)	(1.26)
Year Ended October 31, 2021	15.53	0.18 (g)	4.77	4.95	(0.07)	—	(0.07)
Year Ended October 31, 2020	16.29	0.09	(0.45)	(0.36)	(0.40)	—	(0.40)
Class I
Six Months Ended April 30, 2025 (Unaudited)	19.76	0.20	1.69	1.89	(0.57)	—	(0.57)
Year Ended October 31, 2024	16.86	0.39	2.93	3.32	(0.42)	—	(0.42)
Year Ended October 31, 2023	15.04	0.38 (f)	1.88	2.26	(0.44)	—	(0.44)
Year Ended October 31, 2022	22.02	0.38	(5.95)	(5.57)	(0.42)	(0.99)	(1.41)
Year Ended October 31, 2021	16.76	0.36 (g)	5.13	5.49	(0.23)	—	(0.23)
Year Ended October 31, 2020	17.56	0.21	(0.47)	(0.26)	(0.54)	—	(0.54)
Class R2
Six Months Ended April 30, 2025 (Unaudited)	19.40	0.15	1.65	1.80	(0.46)	—	(0.46)
Year Ended October 31, 2024	16.28	0.29	2.85	3.14	(0.02)	—	(0.02)
Year Ended October 31, 2023	14.53	0.38 (f)	1.71	2.09	(0.34)	—	(0.34)
Year Ended October 31, 2022	21.31	0.25	(5.74)	(5.49)	(0.30)	(0.99)	(1.29)
Year Ended October 31, 2021	16.31	0.23 (g)	4.99	5.22	(0.22)	—	(0.22)
Year Ended October 31, 2020	17.14	0.13	(0.48)	(0.35)	(0.48)	—	(0.48)
Class R5
Six Months Ended April 30, 2025 (Unaudited)	19.89	0.21	1.70	1.91	(0.59)	—	(0.59)
Year Ended October 31, 2024	16.96	0.42	2.94	3.36	(0.43)	—	(0.43)
Year Ended October 31, 2023	15.13	0.38 (f)	1.91	2.29	(0.46)	—	(0.46)
Year Ended October 31, 2022	22.14	0.38	(5.96)	(5.58)	(0.44)	(0.99)	(1.43)
Year Ended October 31, 2021	16.85	0.39 (g)	5.15	5.54	(0.25)	—	(0.25)
Year Ended October 31, 2020	17.60	0.24	(0.48)	(0.24)	(0.51)	—	(0.51)
Class R6
Six Months Ended April 30, 2025 (Unaudited)	19.85	0.22	1.69	1.91	(0.61)	—	(0.61)
Year Ended October 31, 2024	16.93	0.43	2.94	3.37	(0.45)	—	(0.45)
Year Ended October 31, 2023	15.10	0.41 (f)	1.89	2.30	(0.47)	—	(0.47)
Year Ended October 31, 2022	22.10	0.39	(5.94)	(5.55)	(0.46)	(0.99)	(1.45)
Year Ended October 31, 2021	16.81	0.42 (g)	5.13	5.55	(0.26)	—	(0.26)
Year Ended October 31, 2020	17.61	0.26	(0.49)	(0.23)	(0.57)	—	(0.57)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.32, $0.23, $0.37, $0.37, $0.37 and $0.40 for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively, and the net investment income (loss) ratios would have been 1.85%, 1.39%, 2.08%, 2.20%, 2.07% and 2.29% for Class A, Class C, Class I, Cass R2, Class R5 and Class R6,
respectively.

(g)
Reflects income from foreign withholding tax claims. Had the Fund not received these proceeds, the net investment income (loss) per share and the net investment income (loss) ratios for each share class would have remained the same.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan International Equity Funds	April 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$20.68	9.75%	$449,008	0.95%	1.78%	1.11%	26%
19.38	19.61	416,325	0.95	1.75	1.11	39
16.54	14.88	351,211	0.95	1.91 (f)	1.11	45
14.75	(27.15)	304,284	0.95	1.76	1.11	31
21.63	32.56	433,033	0.95	1.47 (g)	1.11	35
16.47	(1.88)	263,791	0.95	1.17	1.12	28

19.49	9.48	4,932	1.45	1.32	1.63	26
18.22	19.04	4,084	1.45	1.25	1.63	39
15.54	14.24	4,792	1.45	1.45 (f)	1.63	45
13.87	(27.51)	6,191	1.45	1.23	1.64	31
20.41	31.94	10,899	1.45	0.91 (g)	1.62	35
15.53	(2.38)	9,358	1.45	0.61	1.62	28

21.08	9.94	802,913	0.70	2.00	0.86	26
19.76	19.89	759,786	0.70	1.99	0.86	39
16.86	15.09	735,195	0.70	2.14 (f)	0.86	45
15.04	(26.95)	513,812	0.70	2.16	0.86	31
22.02	32.94	584,191	0.70	1.71 (g)	0.86	35
16.76	(1.64)	339,416	0.70	1.26	0.86	28

20.74	9.58	3,628	1.25	1.54	1.36	26
19.40	19.30	3,371	1.25	1.49	1.62	39
16.28	14.46	2,888	1.25	2.26 (f)	1.51	45
14.53	(27.36)	16,764	1.25	1.46	1.46	31
21.31	32.18	24,598	1.25	1.13 (g)	1.47	35
16.31	(2.21)	21,379	1.25	0.79	1.37	28

21.21	9.99	6,964	0.60	2.16	0.71	26
19.89	20.02	6,102	0.60	2.11	0.71	39
16.96	15.20	6,539	0.60	2.13 (f)	0.71	45
15.13	(26.88)	8,328	0.60	2.13	0.71	31
22.14	33.04	10,463	0.60	1.85 (g)	0.71	35
16.85	(1.52)	6,970	0.60	1.41	0.72	28

21.15	10.03	3,463,729	0.50	2.23	0.60	26
19.85	20.14	3,097,141	0.50	2.18	0.60	39
16.93	15.35	2,845,622	0.50	2.35 (f)	0.60	45
15.10	(26.81)	2,961,811	0.50	2.22	0.61	31
22.10	33.20	3,782,533	0.50	1.98 (g)	0.60	35
16.81	(1.46)	2,290,008	0.50	1.56	0.61	28

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Focus Fund
Class A
Six Months Ended April 30, 2025 (Unaudited)	$25.35	$0.20	$1.53	$1.73	$(0.70)
Year Ended October 31, 2024	21.73	0.37	3.69	4.06	(0.44)
Year Ended October 31, 2023	19.58	0.38	2.50	2.88	(0.73)
Year Ended October 31, 2022	27.55	0.41	(7.95)	(7.54)	(0.43)
Year Ended October 31, 2021	22.07	0.35 (f)	5.32	5.67	(0.19)
Year Ended October 31, 2020	21.15	0.18	0.75	0.93	(0.01)
Class C
Six Months Ended April 30, 2025 (Unaudited)	24.98	0.13	1.52	1.65	(0.54)
Year Ended October 31, 2024	21.36	0.24	3.63	3.87	(0.25)
Year Ended October 31, 2023	19.23	0.27	2.45	2.72	(0.59)
Year Ended October 31, 2022	27.06	0.29	(7.83)	(7.54)	(0.29)
Year Ended October 31, 2021	21.68	0.20 (f)	5.24	5.44	(0.06)
Year Ended October 31, 2020	20.86	0.07	0.75	0.82	—
Class I
Six Months Ended April 30, 2025 (Unaudited)	25.77	0.23	1.56	1.79	(0.76)
Year Ended October 31, 2024	22.08	0.44	3.74	4.18	(0.49)
Year Ended October 31, 2023	19.88	0.44	2.54	2.98	(0.78)
Year Ended October 31, 2022	27.95	0.47	(8.06)	(7.59)	(0.48)
Year Ended October 31, 2021	22.39	0.42 (f)	5.39	5.81	(0.25)
Year Ended October 31, 2020	21.43	0.23	0.78	1.01	(0.05)
Class R2
Six Months Ended April 30, 2025 (Unaudited)	25.10	0.18	1.49	1.67	(0.67)
Year Ended October 31, 2024	21.53	0.29	3.66	3.95	(0.38)
Year Ended October 31, 2023	19.40	0.31	2.49	2.80	(0.67)
Year Ended October 31, 2022	27.25	0.34	(7.89)	(7.55)	(0.30)
Year Ended October 31, 2021	21.85	0.27 (f)	5.26	5.53	(0.13)
Year Ended October 31, 2020	20.99	0.13	0.73	0.86	—
Class R5
Six Months Ended April 30, 2025 (Unaudited)	25.78	0.25	1.55	1.80	(0.79)
Year Ended October 31, 2024	22.07	0.46	3.75	4.21	(0.50)
Year Ended October 31, 2023	19.89	0.52	2.48	3.00	(0.82)
Year Ended October 31, 2022	27.96	0.49	(8.06)	(7.57)	(0.50)
Year Ended October 31, 2021	22.38	0.44 (f)	5.40	5.84	(0.26)
Year Ended October 31, 2020	21.42	0.25	0.78	1.03	(0.07)
Class R6
Six Months Ended April 30, 2025 (Unaudited)	25.80	0.26	1.54	1.80	(0.81)
Year Ended October 31, 2024	22.10	0.49	3.74	4.23	(0.53)
Year Ended October 31, 2023	19.90	0.49	2.54	3.03	(0.83)
Year Ended October 31, 2022	27.98	0.39	(7.94)	(7.55)	(0.53)
Year Ended October 31, 2021	22.40	0.46 (f)	5.40	5.86	(0.28)
Year Ended October 31, 2020	21.44	0.28	0.77	1.05	(0.09)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects income from foreign withholding tax claims. Had the Fund not received these proceeds, the net investment income (loss) per share and the net investment income (loss) ratios for each share class would have remained the same.

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan International Equity Funds	April 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$26.38	7.07%	$379,095	1.00%	1.63%	1.22%	30%
25.35	18.81	364,538	1.00	1.47	1.22	45
21.73	14.82	300,017	1.00	1.69	1.21	36
19.58	(27.75)	237,262	1.00	1.75	1.24	30
27.55	25.74	337,503	1.00	1.31 (f)	1.21	32
22.07	4.39	135,527	1.00	0.86	1.22	38

26.09	6.82	8,903	1.50	1.07	1.75	30
24.98	18.22	9,848	1.50	0.96	1.76	45
21.36	14.24	12,146	1.50	1.22	1.74	36
19.23	(28.13)	14,034	1.50	1.26	1.76	30
27.06	25.11	24,272	1.50	0.77 (f)	1.72	32
21.68	3.93	15,463	1.50	0.32	1.73	38

26.80	7.22	524,806	0.75	1.84	0.97	30
25.77	19.09	586,039	0.75	1.73	0.97	45
22.08	15.12	540,456	0.75	1.93	0.97	36
19.88	(27.56)	433,591	0.75	1.99	0.99	30
27.95	26.04	832,039	0.75	1.54 (f)	0.96	32
22.39	4.71	372,068	0.75	1.05	0.96	38

26.10	6.91	5,862	1.30	1.45	1.50	30
25.10	18.46	2,988	1.30	1.14	1.54	45
21.53	14.50	1,311	1.30	1.39	1.51	36
19.40	(27.97)	1,477	1.30	1.46	1.53	30
27.25	25.35	2,078	1.30	1.00 (f)	1.48	32
21.85	4.10	1,441	1.30	0.61	1.51	38

26.79	7.26	1,658	0.65	1.97	0.90	30
25.78	19.24	1,749	0.65	1.80	0.91	45
22.07	15.21	1,837	0.65	2.28	0.88	36
19.89	(27.51)	1,961	0.65	2.06	0.91	30
27.96	26.19	3,172	0.65	1.61 (f)	0.87	32
22.38	4.79	2,772	0.65	1.16	0.88	38

26.79	7.29	584,757	0.55	2.08	0.72	30
25.80	19.34	548,793	0.55	1.91	0.72	45
22.10	15.38	489,620	0.55	2.12	0.71	36
19.90	(27.44)	406,456	0.55	1.55	0.72	30
27.98	26.28	2,721,224	0.55	1.68 (f)	0.71	32
22.40	4.89	2,274,399	0.55	1.31	0.71	38

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	65

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Hedged Equity Fund
Class A
Six Months Ended April 30, 2025 (Unaudited)	$16.68	$0.18	$1.13	$1.31	$(0.41)
Year Ended October 31, 2024	14.88	0.34	1.84	2.18	(0.38)
Year Ended October 31, 2023	14.07	0.35	0.80	1.15	(0.34)
Year Ended October 31, 2022	16.73	0.32	(2.60)	(2.28)	(0.38)
Year Ended October 31, 2021	14.12	0.30	2.58	2.88	(0.27)
Year Ended October 31, 2020	15.58	0.27	(1.49)	(1.22)	(0.24)
Class C
Six Months Ended April 30, 2025 (Unaudited)	16.63	0.18	1.11	1.29	(0.32)
Year Ended October 31, 2024	14.87	0.26	1.84	2.10	(0.34)
Year Ended October 31, 2023	14.00	0.23	0.85	1.08	(0.21)
Year Ended October 31, 2022	16.68	0.20	(2.56)	(2.36)	(0.32)
Year Ended October 31, 2021	14.06	0.22	2.57	2.79	(0.17)
Year Ended October 31, 2020	15.53	0.20	(1.50)	(1.30)	(0.17)
Class I
Six Months Ended April 30, 2025 (Unaudited)	16.83	0.21	1.13	1.34	(0.46)
Year Ended October 31, 2024	15.03	0.38	1.85	2.23	(0.43)
Year Ended October 31, 2023	14.16	0.36	0.84	1.20	(0.33)
Year Ended October 31, 2022	16.83	0.33	(2.59)	(2.26)	(0.41)
Year Ended October 31, 2021	14.18	0.32	2.61	2.93	(0.28)
Year Ended October 31, 2020	15.61	0.31	(1.50)	(1.19)	(0.24)
Class R6
Six Months Ended April 30, 2025 (Unaudited)	16.88	0.22	1.15	1.37	(0.50)
Year Ended October 31, 2024	15.07	0.54	1.74	2.28	(0.47)
Year Ended October 31, 2023	14.20	0.38	0.86	1.24	(0.37)
Year Ended October 31, 2022	16.88	0.37	(2.60)	(2.23)	(0.45)
Year Ended October 31, 2021	14.22	0.39	2.59	2.98	(0.32)
Year Ended October 31, 2020	15.63	0.34	(1.49)	(1.15)	(0.26)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Interest expense is 0.01%.
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan International Equity Funds	April 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$17.58	8.13%	$9,240	0.76%	2.24%	1.00%	11%
16.68	14.84	9,018	0.85	2.08	1.08	27
14.88	8.24	9,103	0.85 (f)	2.27	1.05	22
14.07	(13.89)	4,032	0.85	2.13	1.07	17
16.73	20.60	3,561	0.85	1.85	1.05	50
14.12	(8.02)	1,573	0.85	1.84	1.30	85

17.60	7.95	399	1.07	2.14	1.60	11
16.63	14.25	370	1.35	1.55	1.73	27
14.87	7.75	263	1.35 (f)	1.54	1.56	22
14.00	(14.36)	235	1.35	1.35	1.58	17
16.68	19.97	320	1.35	1.35	1.55	50
14.06	(8.47)	115	1.35	1.34	1.81	85

17.71	8.22	183,024	0.60	2.52	0.74	11
16.83	15.07	160,131	0.60	2.27	0.82	27
15.03	8.55	133,818	0.60 (f)	2.37	0.79	22
14.16	(13.68)	156,582	0.60	2.21	0.81	17
16.83	20.90	148,703	0.60	2.02	0.79	50
14.18	(7.78)	135,542	0.60	2.12	1.03	85

17.75	8.39	14,452	0.39	2.70	0.49	11
16.88	15.37	13,487	0.35	3.22	0.58	27
15.07	8.84	1,622	0.35 (f)	2.46	0.57	22
14.20	(13.52)	338	0.35	2.43	0.60	17
16.88	21.19	169	0.35	2.42	0.58	50
14.22	(7.53)	19	0.35	2.33	0.94	85

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan International Equity Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust IV (“JPM IV") (collectively, the “Trusts”) were formed on November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 7 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Developed International Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Emerging Markets Equity Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan Emerging Markets Research Enhanced Equity Fund	Class I and Class R6	JPM IV	Diversified
JPMorgan Europe Dynamic Fund	Class A, Class C, Class I, Class L and Class R6	JPM I	Diversified
JPMorgan International Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Focus Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Hedged Equity Fund	Class A, Class C, Class I, Class R5(1) and Class R6	JPM IV	Diversified

(1)	Liquidated on December 11, 2024.
The investment objective of JPMorgan Developed International Value Fund (“Developed International Value Fund”), JPMorgan Emerging Markets Research Enhanced Equity Fund (“Emerging Markets Research Enhanced Equity Fund”) and JPMorgan International Focus Fund (“International Focus Fund”) is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan Emerging Markets Equity Fund (“Emerging Markets Equity Fund”) is to seek to provide high total return.
The investment objective of JPMorgan Europe Dynamic Fund (“Europe Dynamic Fund”) is to seek total return from long-term capital growth. Total return consists of capital growth and current income.
The investment objective of JPMorgan International Equity Fund (“International Equity Fund”) is to seek total return from long-term capital growth and income. Total return consists of capital growth and current income.
The investment objective of JPMorgan International Hedged Equity Fund (“International Hedged Equity Fund”) is to seek to provide capital appreciation.
All share classes of Emerging Markets Equity Fund, Class L Shares of Developed International Value Fund and Europe Dynamic Fund and effective March 1, 2025, Class A and Class C Shares of International Hedged Equity Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of Emerging Markets Equity Fund, Class L Shares of Developed International Value Fund and Europe Dynamic Fund and Class A and Class C Shares of International Hedged Equity Fund unless they meet certain requirements as described in the Funds' prospectuses.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Effective March 1, 2025, no front-end sales charge is imposed on purchases of Class A Shares of International Hedged Equity Fund and no CDSC is imposed on redemptions of Class A and Class C Shares of International Hedged Equity Fund.
J.P. Morgan Investment Management Inc. ("JPMIM"), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), acts as Adviser (the "Adviser") and Administrator (the "Administrator") to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles

68	J.P. Morgan International Equity Funds	April 30, 2025

(“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):

April 30, 2025	J.P. Morgan International Equity Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Developed International Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$45,953	$—	$45,953
Austria	1,973	10,048	—	12,021
Belgium	—	5,707	—	5,707
China	—	5,096	—	5,096
Denmark	—	8,124	—	8,124
Finland	—	13,202	—	13,202
France	—	74,886	—	74,886
Georgia	—	1,648	—	1,648
Germany	—	112,694	—	112,694
Guatemala	1,224	—	—	1,224
Hong Kong	—	15,316	—	15,316
Ireland	4,914	7,384	—	12,298
Israel	—	1,987	—	1,987
Italy	—	52,885	—	52,885
Japan	—	197,989	—	197,989
Netherlands	—	30,328	—	30,328
Norway	—	14,220	—	14,220
Peru	—	2,119	—	2,119
Portugal	—	2,900	—	2,900
Singapore	—	12,114	—	12,114
South Africa	—	4,677	—	4,677
Spain	2,402	32,850	—	35,252
Sweden	—	23,015	—	23,015
Switzerland	—	16,090	—	16,090
United Kingdom	2,616	138,390	—	141,006
United States	—	116,175	—	116,175
Total Common Stocks	13,129	945,797	—	958,926
Short-Term Investments
Investment Companies	79,922	—	—	79,922
Investment of Cash Collateral from Securities Loaned	2,248	—	—	2,248
Total Short-Term Investments	82,170	—	—	82,170
Total Investments in Securities	$95,299	$945,797	$—	$1,041,096
Appreciation in Other Financial Instruments
Futures Contracts	$1,315	$—	$—	$1,315

Emerging Markets Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$56,309	$—	$—	$56,309
Brazil	708,217	—	—	708,217
China	654,847	935,231	—	1,590,078
Greece	—	38,102	—	38,102

70	J.P. Morgan International Equity Funds	April 30, 2025

Emerging Markets Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hong Kong	$—	$134,595	$—	$134,595
India	65,665	996,842	—	1,062,507
Indonesia	—	153,306	—	153,306
Mexico	207,904	—	—	207,904
Panama	43,474	—	—	43,474
Portugal	—	95,233	—	95,233
Singapore	135,087	—	—	135,087
South Africa	57,012	69,268	—	126,280
South Korea	—	509,742	—	509,742
Spain	—	144,035	—	144,035
Taiwan	454,980	443,212	—	898,192
Turkey	—	227,802	—	227,802
United States	137,507	—	—	137,507
Total Common Stocks	2,521,002	3,747,368	—	6,268,370
Short-Term Investments
Investment Companies	5,283	—	—	5,283
Investment of Cash Collateral from Securities Loaned	4,253	—	—	4,253
Total Short-Term Investments	9,536	—	—	9,536
Total Investments in Securities	$2,530,538	$3,747,368	$—	$6,277,906

Emerging Markets Research Enhanced Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$1,251	$—	$1,251
Brazil	112,096	—	—	112,096
Chile	6,625	—	—	6,625
China	38,563	585,611	—	624,174
Colombia	2,599	—	—	2,599
Czech Republic	—	2,330	—	2,330
Greece	—	20,287	—	20,287
Hong Kong	—	1,650	—	1,650
Hungary	—	12,559	—	12,559
India	19,445	369,540	—	388,985
Indonesia	—	33,783	—	33,783
Kazakhstan	1,824	—	—	1,824
Kuwait	—	5,978	—	5,978
Malaysia	—	16,350	—	16,350
Mexico	55,068	—	—	55,068
Panama	1,673	—	—	1,673
Peru	9,868	—	—	9,868
Philippines	—	7,232	—	7,232
Poland	—	15,399	—	15,399
Qatar	—	9,193	—	9,193
Russia	—	—	— (a)	— (a)
Saudi Arabia	9,585	62,549	—	72,134

April 30, 2025	J.P. Morgan International Equity Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Emerging Markets Research Enhanced Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
South Africa	$10,243	$52,487	$—	$62,730
South Korea	—	200,852	—	200,852
Taiwan	—	344,644	—	344,644
Thailand	5,310	17,315	—	22,625
Turkey	—	12,564	—	12,564
United Arab Emirates	3,949	25,611	—	29,560
United Kingdom	—	5,679	—	5,679
United States	3,897	—	—	3,897
Total Common Stocks	280,745	1,802,864	— (a)	2,083,609
Short-Term Investments
Investment Companies	2,324	—	—	2,324
Investment of Cash Collateral from Securities Loaned	15,320	—	—	15,320
Total Short-Term Investments	17,644	—	—	17,644
Total Investments in Securities	$298,389	$1,802,864	$— (a)	$2,101,253

(a)	Amount rounds to less than one thousand.

Europe Dynamic Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$542,465	$—	$542,465
Short-Term Investments
Investment Companies	27,362	—	—	27,362
Investment of Cash Collateral from Securities Loaned	22,137	—	—	22,137
Total Short-Term Investments	49,499	—	—	49,499
Total Investments in Securities	$49,499	$542,465	$—	$591,964
Depreciation in Other Financial Instruments
Futures Contracts	$(61)	$—	$—	$(61)

International Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$246,781	$—	$246,781
Austria	—	49,684	—	49,684
Belgium	—	54,728	—	54,728
Denmark	—	93,523	—	93,523
Finland	—	69,723	—	69,723
France	—	552,516	—	552,516
Germany	—	524,172	—	524,172
Hong Kong	—	73,920	—	73,920
Ireland	—	25,136	—	25,136
Italy	—	72,053	—	72,053

72	J.P. Morgan International Equity Funds	April 30, 2025

International Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Japan	$—	$891,906	$—	$891,906
Netherlands	—	256,661	—	256,661
Singapore	—	98,750	—	98,750
Spain	—	217,397	—	217,397
Sweden	—	132,640	—	132,640
Switzerland	—	131,494	—	131,494
Taiwan	46,648	—	—	46,648
United Kingdom	—	761,733	—	761,733
United States	—	360,230	—	360,230
Total Common Stocks	46,648	4,613,047	—	4,659,695
Short-Term Investments
Investment Companies	105,116	—	—	105,116
Investment of Cash Collateral from Securities Loaned	99,417	—	—	99,417
Total Short-Term Investments	204,533	—	—	204,533
Total Investments in Securities	$251,181	$4,613,047	$—	$4,864,228

International Focus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$22,308	$—	$22,308
Belgium	—	31,319	—	31,319
Canada	75,672	—	—	75,672
China	28,018	82,681	—	110,699
France	—	153,732	—	153,732
Germany	—	120,234	—	120,234
Hong Kong	—	26,651	—	26,651
India	66,109	—	—	66,109
Indonesia	—	20,347	—	20,347
Ireland	—	15,139	—	15,139
Italy	—	26,772	—	26,772
Japan	—	200,261	—	200,261
Netherlands	—	30,651	—	30,651
Saudi Arabia	—	20,173	—	20,173
Singapore	—	44,612	—	44,612
South Korea	—	16,527	—	16,527
Spain	—	46,776	—	46,776
Sweden	—	48,282	—	48,282
Switzerland	—	32,186	—	32,186
Taiwan	36,754	25,643	—	62,397
United Kingdom	—	189,804	—	189,804
United States	—	130,447	—	130,447
Total Common Stocks	206,553	1,284,545	—	1,491,098
Short-Term Investments
Investment Companies	11,295	—	—	11,295

April 30, 2025	J.P. Morgan International Equity Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
International Focus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment of Cash Collateral from Securities Loaned	$26,332	$—	$—	$26,332
Total Short-Term Investments	37,627	—	—	37,627
Total Investments in Securities	$244,180	$1,284,545	$—	$1,528,725

International Hedged Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$13,491	$—	$13,491
Belgium	—	1,359	—	1,359
China	—	723	—	723
Denmark	—	5,191	—	5,191
Finland	—	1,476	—	1,476
France	—	24,726	—	24,726
Germany	—	21,795	—	21,795
Hong Kong	—	3,061	—	3,061
Ireland	—	555	—	555
Italy	—	4,139	—	4,139
Japan	—	46,475	—	46,475
Macau	—	133	—	133
Netherlands	—	8,503	—	8,503
New Zealand	—	172	—	172
Singapore	664	2,097	—	2,761
Spain	—	6,517	—	6,517
Sweden	—	4,335	—	4,335
Switzerland	—	7,483	—	7,483
United Kingdom	—	26,682	—	26,682
United States	535	21,708	—	22,243
Total Common Stocks	1,199	200,621	—	201,820
Options Purchased	885	—	—	885
Short-Term Investments
Investment Companies	5,042	—	—	5,042
Total Investments in Securities	$7,126	$200,621	$—	$207,747
Appreciation in Other Financial Instruments
Futures Contracts	$206	$—	$—	$206
Depreciation in Other Financial Instruments
Options Written
Call Options Written	$(3,640)	$—	$—	$(3,640)
Put Options Written	(183)	—	—	(183)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(3,617)	$—	$—	$(3,617)

74	J.P. Morgan International Equity Funds	April 30, 2025

B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of April 30, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of April 30, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Developed International Value Fund	$2,157	$(2,157)	$—
Emerging Markets Equity Fund	4,115	(4,115)	—
Emerging Markets Research Enhanced Equity Fund	14,986	(14,986)	—
Europe Dynamic Fund	19,830	(19,830)	—
International Equity Fund	93,201	(93,201)	—
International Focus Fund	25,054	(25,054)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
International Hedged Equity Fund did not lend out any securities during the six months ended April 30, 2025.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

April 30, 2025	J.P. Morgan International Equity Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Developed International Value Fund
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (a) (b)	$31,322	$234,274	$185,673	$(1)	$— (c)	$79,922	79,898	$795	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	1,743	27,221	26,716	—	—	2,248	2,248	106 *	—
Total	$33,065	$261,495	$212,389	$(1)	$— (c)	$82,170		$901	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Emerging Markets Equity Fund
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (a) (b)	$89,919	$1,013,740	$1,098,382	$2	$4	$5,283	5,281	$746	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	—	137,485	133,232	—	—	4,253	4,253	207 *	—
Total	$89,919	$1,151,225	$1,231,614	$2	$4	$9,536		$953	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Emerging Markets Research Enhanced Equity Fund
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (a) (b)	$47,163	$225,920	$270,755	$(9)	$5	$2,324	2,323	$215	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	25,964	75,506	86,150	—	—	15,320	15,320	346 *	—
Total	$73,127	$301,426	$356,905	$(9)	$5	$17,644		$561	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

76	J.P. Morgan International Equity Funds	April 30, 2025

Europe Dynamic Fund
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (a) (b)	$3,146	$174,257	$150,035	$(7)	$1	$27,362	27,353	$254	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	—	42,351	20,214	—	—	22,137	22,137	98 *	—
Total	$3,146	$216,608	$170,249	$(7)	$1	$49,499		$352	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Equity Fund
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (a) (b)	$90,815	$765,726	$751,415	$(20)	$10	$105,116	105,084	$2,005	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	73,806	350,506	324,895	—	—	99,417	99,417	513 *	—
Total	$164,621	$1,116,232	$1,076,310	$(20)	$10	$204,533		$2,518	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Focus Fund
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (a) (b)	$26,162	$247,119	$261,987	$1	$— (c)	$11,295	11,292	$381	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	49,416	145,940	169,024	—	—	26,332	26,332	527 *	—
Total	$75,578	$393,059	$431,011	$1	$— (c)	$37,627		$908	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

April 30, 2025	J.P. Morgan International Equity Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
International Hedged Equity Fund
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.40% (a) (b)	$1,423	$34,096	$30,475	$(1)	$(1)	$5,042	5,042	$105	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Options— International Hedged Equity Fund purchased put and call options on securities to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Fund for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation of options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Fund's exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

78	J.P. Morgan International Equity Funds	April 30, 2025

G. Futures Contracts— Developed International Value Fund, Emerging Markets Research Enhanced Equity Fund, Europe Dynamic Fund and International Hedged Equity Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the six months ended April 30, 2025 (amounts in thousands, except for number of contracts):
	Developed International Value Fund	Emerging Markets Research Enhanced Equity Fund	Europe Dynamic Fund	International Hedged Equity Fund
Futures Contracts:
Average Notional Balance Long	$16,800	$8,657	$8,455	$4,229
Average Notional Balance Short	—	—	(945)	—
Ending Notional Balance Long	46,898	—	15,178	6,112
Exchange-Traded Options:
Average Number of Contracts Purchased	—	—	—	776
Average Number of Contracts Written	—	—	—	(1,551)
Ending Number of Contracts Purchased	—	—	—	831
Ending Number of Contracts Written	—	—	—	(1,662)
The Funds' derivatives contracts held at April 30, 2025 are not accounted for as hedging instruments under GAAP.
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

April 30, 2025	J.P. Morgan International Equity Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
I. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended April 30, 2025, are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Developed International Value Fund
Transfer agency fees	$7	$— (a)	$3	$n/a	$— (a)	$n/a	$n/a	$n/a	$4	$14
Emerging Markets Equity Fund
Transfer agency fees	14	2	27	5	— (a)	— (a)	— (a)	1	55	104
Emerging Markets Research Enhanced Equity Fund
Transfer agency fees	n/a	n/a	13	n/a	n/a	n/a	n/a	n/a	7	20
Europe Dynamic Fund
Transfer agency fees	8	1	2	— (a)	n/a	n/a	n/a	n/a	1	12
International Equity Fund
Transfer agency fees	13	1	13	n/a	— (a)	n/a	n/a	— (a)	18	45
International Focus Fund
Transfer agency fees	7	2	13	n/a	1	n/a	n/a	— (a)	6	29
International Hedged Equity Fund
Transfer agency fees	1	— (a)	1	n/a	n/a	n/a	n/a	— (a)	—(a )	2

(a)	Amount rounds to less than one thousand.
J. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of April 30, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
K. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
L. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
M. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.

80	J.P. Morgan International Equity Funds	April 30, 2025

N. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Developed International Value Fund	0.55%
Emerging Markets Equity Fund	0.68
Emerging Markets Research Enhanced Equity Fund	0.25
Europe Dynamic Fund	0.60
International Equity Fund	0.50
International Focus Fund	0.60
International Hedged Equity Fund	0.25
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the six months ended April 30, 2025, the effective annualized rate was 0.08% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that the following Funds shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Developed International Value Fund	0.25%	0.75%	0.50%	n/a
Emerging Markets Equity Fund	0.25	0.75	0.50	0.25%
Europe Dynamic Fund	0.25	0.75	n/a	n/a
International Equity Fund	0.25	0.75	0.50	n/a
International Focus Fund	0.25	0.75	0.50	n/a
International Hedged Equity Fund	0.25	0.75	n/a	n/a
Effective March 1, 2025, distribution fees on International Hedged Equity Fund's Class A and Class C Shares are voluntarily waived by the Distributor.
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Developed International Value Fund	$19	$—
Emerging Markets Equity Fund	2	—
Europe Dynamic Fund	2	— (a)
International Equity Fund	17	—

April 30, 2025	J.P. Morgan International Equity Funds	81

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Front-End Sales Charge	CDSC
International Focus Fund	$19	$— (a)
International Hedged Equity Fund	— (a)	—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Developed International Value Fund	0.25%	0.25%	0.25%	0.10%	0.25%	n/a	n/a	0.10%
Emerging Markets Equity Fund	0.25	0.25	0.25	0.10	0.25	0.25%	0.25%	0.10
Emerging Markets Research Enhanced Equity Fund	n/a	n/a	0.25	n/a	n/a	n/a	n/a	n/a
Europe Dynamic Fund	0.25	0.25	0.25	0.10	n/a	n/a	n/a	n/a
International Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
International Focus Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
International Hedged Equity Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:

82	J.P. Morgan International Equity Funds	April 30, 2025

	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Developed International Value Fund	1.00%	1.50%	0.75%	1.30%	n/a	n/a	0.65%	0.55%
Emerging Markets Equity Fund	1.24	1.74	0.99	1.54	1.29%	1.04%	0.89	0.79
Emerging Markets Research Enhanced Equity Fund	n/a	n/a	0.45	n/a	n/a	n/a	n/a	0.35
Europe Dynamic Fund	1.24	1.74	0.99	n/a	n/a	n/a	n/a	n/a
International Equity Fund	0.95	1.45	0.70	1.25	n/a	n/a	0.60	0.50
International Focus Fund	1.00	1.50	0.75	1.30	n/a	n/a	0.65	0.55
International Hedged Equity Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	n/a (1)

(1)	Prior to March 1, 2025, the expense limitation agreement was 0.35%.
The expense limitation agreements were in effect for the six months ended April 30, 2025 and the contractual expense limitation percentages in the table above are in place until at least February 28, 2026.
For the six months ended April 30, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers					Voluntary Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements	12b-1
Developed International Value Fund	$344	$229	$114	$687	$4	$—
Emerging Markets Equity Fund	380	254	453	1,087	55	—
Emerging Markets Research Enhanced Equity Fund	416	277	199	892	—	—
Europe Dynamic Fund	—	—	22	22	—	—
International Equity Fund	1,377	918	324	2,619	12	—
International Focus Fund	743	495	239	1,477	— (a)	—
International Hedged Equity Fund	54	36	38	128	— (a)	4

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended April 30, 2025 were as follows:

Developed International Value Fund	$33
Emerging Markets Equity Fund	37
Emerging Markets Research Enhanced Equity Fund	13
Europe Dynamic Fund	9
International Equity Fund	83
International Focus Fund	18
International Hedged Equity Fund	3
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

April 30, 2025	J.P. Morgan International Equity Funds	83

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Developed International Value Fund	$358,325	$100,069
Emerging Markets Equity Fund	1,218,476	1,881,834
Emerging Markets Research Enhanced Equity Fund	518,334	553,646
Europe Dynamic Fund	291,194	318,196
International Equity Fund	1,309,235	1,164,947
International Focus Fund	445,215	524,293
International Hedged Equity Fund	33,510	20,450
During the six months ended April 30, 2025, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Developed International Value Fund	$853,704	$206,012	$17,305	$188,707
Emerging Markets Equity Fund	4,465,092	2,024,310	211,496	1,812,814
Emerging Markets Research Enhanced Equity Fund	1,764,745	449,881	113,373	336,508
Europe Dynamic Fund	479,014	120,459	7,570	112,889
International Equity Fund	3,560,181	1,324,482	20,435	1,304,047
International Focus Fund	1,220,186	336,419	27,880	308,539
International Hedged Equity Fund	154,439	56,374	6,683	49,691
At October 31, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Developed International Value Fund	$60,587	$13,663
Emerging Markets Equity Fund	357,835	373,096
Emerging Markets Research Enhanced Equity Fund	144,156	218,730
Europe Dynamic Fund	85,760	—
International Equity Fund	25,800	83,357
International Focus Fund	110,706	—
International Hedged Equity Fund	8,066	18,984
During the year ended October 31, 2024, the following Funds utilized capital loss carryforwards as follows:

84	J.P. Morgan International Equity Funds	April 30, 2025

	Capital Loss Utilized
	Short-Term	Long-Term
Developed International Value Fund	$—	$21,020
Emerging Markets Equity Fund	30,655	—
Emerging Markets Research Enhanced Equity Fund	1,302	—
Europe Dynamic Fund	53,279	—
International Equity Fund	39,433	57,508
International Focus Fund	66,818	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II ("JPM II") and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2025. Average borrowings from the Facility during the six months ended April 30, 2025 were as follows:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Emerging Markets Equity Fund	$13,571	5.10%	24	$44
Emerging Markets Research Enhanced Equity Fund	14,550	5.10	26	54
Europe Dynamic Fund	8,977	5.05	1	1
International Equity Fund	7,885	5.09	2	2
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2025.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended April 30, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

April 30, 2025	J.P. Morgan International Equity Funds	85

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
As of April 30, 2025, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Developed International Value Fund	—	— %	1	59.3%
Emerging Markets Equity Fund	—	—	3	54.2
Emerging Markets Research Enhanced Equity Fund	—	—	1	18.8
Europe Dynamic Fund	4	58.5	1	14.5
International Equity Fund	—	—	2	29.7
International Focus Fund	1	10.5	2	47.1
International Hedged Equity Fund	—	—	3	65.9
As of April 30, 2025, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Emerging Markets Research Enhanced Equity Fund	14.2%	23.6%	29.0%
Europe Dynamic Fund	52.1	—	—
International Equity Fund	—	28.8	—
International Focus Fund	14.8	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of April 30, 2025, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Developed International Value Fund	Emerging Markets Equity Fund	Emerging Markets Research Enhanced Equity Fund	Europe Dynamic Fund	International Equity Fund	International Focus Fund	International Hedged Equity Fund
Brazil	— %	11.3%	— %	— %	— %	— %	— %
China	—	25.3	29.9	—	—	—	—
France	—	—	—	14.0	11.6	10.2	11.9
Germany	10.8	—	—	25.6	11.0	—	10.5
India	—	16.9	18.6	—	—	—	—
Japan	19.1	—	—	—	18.7	13.3	22.4
Taiwan	—	14.3	16.5	—	—	—	—
United Kingdom	13.6	—	—	12.6	16.0	12.6	12.8
As of April 30, 2025, a significant portion of each Fund's investments consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds' original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the

86	J.P. Morgan International Equity Funds	April 30, 2025

derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit Fund's ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. Emerging Markets Equity Fund and Emerging Markets Research Enhanced Equity Fund each invests a substantial portion of their assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.
Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund's underlying index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
8. Reorganization
At a meeting held on February 11-13, 2025, the JPM IV Board agreed to consider the reorganization (the “Reorganization”) of the International Hedged Equity Fund (the “Fund”) into a newly created exchange-traded fund, JPMorgan International Hedged Equity Laddered Overlay ETF (“JPM International Hedged Equity Laddered ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about July 11, 2025.
Following the Reorganization, the Fund's performance and financial history would be adopted by JPM International Hedged Equity Laddered ETF. JPM International Hedged Equity Laddered ETF's underlying equity portfolio will be managed in a substantially similar way, but the exchange-traded put and call options overlay strategy will be modified. Instead of buying the options at the beginning of the quarter and holding them for three months, the options will be “laddered” across the quarter so that normally there will be three three-months periods designed to mitigate potential risk.

April 30, 2025	J.P. Morgan International Equity Funds	87

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. April 2025.
SAN-INTEQ-425

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

Semi-Annual Financial Statements
J.P. Morgan Funds
April 30, 2025 (Unaudited)
JPMorgan Global Allocation Fund
JPMorgan Income Builder Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 46.2%
Australia — 0.5%
ANZ Group Holdings Ltd.	26	501
APA Group	11	60
Aristocrat Leisure Ltd.	5	212
ASX Ltd. (a)	2	77
BHP Group Ltd.	45	1,063
BlueScope Steel Ltd.	4	59
Brambles Ltd.	12	160
CAR Group Ltd.	3	71
Cochlear Ltd.	1	101
Coles Group Ltd.	12	160
Commonwealth Bank of Australia	15	1,568
Computershare Ltd.	5	121
Fortescue Ltd.	15	154
Glencore plc	91	299
Goodman Group, REIT	18	342
GPT Group (The), REIT	17	50
Insurance Australia Group Ltd.	21	109
Lottery Corp. Ltd. (The)	20	65
Macquarie Group Ltd.	3	393
Medibank Pvt Ltd.	24	72
National Australia Bank Ltd.	27	624
Northern Star Resources Ltd.	12	147
Origin Energy Ltd.	15	103
Pro Medicus Ltd.	—	74
Qantas Airways Ltd.	6	37
QBE Insurance Group Ltd.	13	183
REA Group Ltd.	—	74
Reece Ltd.	2	20
Rio Tinto Ltd.	3	244
Rio Tinto plc	10	591
Santos Ltd.	29	110
Scentre Group, REIT	46	106
SGH Ltd.	2	58
Sonic Healthcare Ltd.	4	67
South32 Ltd.	40	68
Stockland, REIT	21	74
Suncorp Group Ltd.	9	124
Telstra Group Ltd.	587	1,694
Transurban Group	27	246
Treasury Wine Estates Ltd.	7	41
Vicinity Ltd., REIT	34	51
Washington H Soul Pattinson & Co. Ltd.	2	50
Wesfarmers Ltd.	10	500
Westpac Banking Corp.	30	633
INVESTMENTS	SHARES (000)	VALUE ($000)

Australia — continued
WiseTech Global Ltd.	2	92
Woodside Energy Group Ltd.	17	218
Woolworths Group Ltd.	11	217
		12,083
Austria — 0.0% ^
Erste Group Bank AG	3	183
Mondi plc	4	59
OMV AG	1	67
Verbund AG	1	46
		355
Belgium — 0.1%
Ageas SA	1	83
Anheuser-Busch InBev SA	8	521
D'ieteren Group	—	38
Groupe Bruxelles Lambert NV	1	60
KBC Group NV	26	2,393
Lotus Bakeries NV (a)	—	38
Sofina SA	—	38
Syensqo SA	1	46
UCB SA	1	204
		3,421
Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao	356	836
Banco BTG Pactual SA	65	441
Banco Santander Brasil SA	138	719
CCR SA	156	369
Localiza Rent a Car SA	55	416
MercadoLibre, Inc. *	—	998
NU Holdings Ltd., Class A *	52	649
Petroleo Brasileiro SA (Preference)	222	1,175
Porto Seguro SA	58	454
Raia Drogasil SA	115	401
Telefonica Brasil SA	126	614
Yara International ASA	2	47
		7,119
Canada — 0.2%
Alimentation Couche-Tard, Inc.	32	1,658
Canadian Pacific Kansas City Ltd.	17	1,245
Intact Financial Corp.	11	2,457
Shopify, Inc., Class A *	7	701
		6,061
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	1

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Chile — 0.0% ^
Antofagasta plc	3	76
China — 1.9%
Airtac International Group	19	515
Alibaba Group Holding Ltd.	425	6,352
Baoshan Iron & Steel Co. Ltd., Class A	386	363
BOC Hong Kong Holdings Ltd.	33	135
BYD Co. Ltd., Class H	6	268
China CITIC Bank Corp. Ltd., Class H	717	567
China Construction Bank Corp., Class H	2,280	1,873
China Merchants Bank Co. Ltd., Class A	195	1,091
China Resources Power Holdings Co. Ltd.	150	362
China Yangtze Power Co. Ltd., Class A	142	578
Contemporary Amperex Technology Co. Ltd., Class A	12	396
ENN Energy Holdings Ltd.	66	517
Full Truck Alliance Co. Ltd., ADR	31	353
Fuyao Glass Industry Group Co. Ltd., Class H (b)	91	642
H World Group Ltd.	150	528
Huatai Securities Co. Ltd., Class A	183	405
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	89	363
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	54	379
KE Holdings, Inc., ADR	33	678
Kweichow Moutai Co. Ltd., Class A	3	554
Lenovo Group Ltd.	404	467
Meituan * (b)	75	1,248
Midea Group Co. Ltd., Class A	81	821
NARI Technology Co. Ltd., Class A	106	322
NetEase, Inc.	68	1,472
Nongfu Spring Co. Ltd., Class H (b)	139	639
PDD Holdings, Inc., ADR *	11	1,150
PetroChina Co. Ltd., Class H	750	573
Ping An Insurance Group Co. of China Ltd., Class H	177	1,059
Prosus NV	12	564
Silergy Corp.	36	457
Sinopharm Group Co. Ltd., Class H	163	385
SITC International Holdings Co. Ltd.	12	33
Tencent Holdings Ltd.	233	14,278
Wharf Holdings Ltd. (The)	9	23
Wilmar International Ltd.	17	40
INVESTMENTS	SHARES (000)	VALUE ($000)

China — continued
Xiaomi Corp., Class B * (b)	231	1,476
Xinyi Solar Holdings Ltd.	764	254
XPeng, Inc., Class A *	36	332
Yangzijiang Shipbuilding Holdings Ltd. *	23	39
Yum China Holdings, Inc.	136	5,902
Yum China Holdings, Inc.	17	810
Zijin Mining Group Co. Ltd., Class H	302	660
ZTO Express Cayman, Inc.	20	368
		50,291
Denmark — 0.3%
AP Moller - Maersk A/S, Class A	—	44
AP Moller - Maersk A/S, Class B	—	69
Carlsberg A/S, Class B (a)	1	115
Coloplast A/S, Class B	1	126
Danske Bank A/S	6	213
Demant A/S *	1	28
DSV A/S	2	381
Genmab A/S *	—	117
Novo Nordisk A/S, Class B	91	6,102
Novonesis Novozymes B	3	201
Orsted A/S * (a) (b)	1	59
Pandora A/S	1	107
ROCKWOOL A/S, Class B	1	38
Tryg A/S	3	71
Vestas Wind Systems A/S	9	118
Zealand Pharma A/S * (a)	1	40
		7,829
Finland — 0.1%
Elisa OYJ	1	67
Fortum OYJ	4	66
Kesko OYJ, Class B	2	55
Kone OYJ, Class B	3	185
Metso OYJ (a)	6	59
Neste OYJ (a)	4	39
Nokia OYJ	47	234
Nordea Bank Abp	28	384
Orion OYJ, Class B	1	60
Sampo OYJ, Class A	21	213
Stora Enso OYJ, Class R	5	47
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Finland — continued
UPM-Kymmene OYJ	5	124
Wartsila OYJ Abp	4	82
		1,615
France — 2.0%
Accor SA	2	84
Aeroports de Paris SA	—	38
Air Liquide SA	23	4,738
Airbus SE	37	6,224
Alstom SA *	3	73
Amundi SA (b)	1	43
Arkema SA	1	38
AXA SA *	16	737
BioMerieux	—	49
BNP Paribas SA	9	758
Bollore SE	6	39
Bouygues SA *	2	73
Bureau Veritas SA	3	89
Capgemini SE	1	217
Carrefour SA (a)	5	74
Cie de Saint-Gobain SA	4	429
Cie Generale des Etablissements Michelin SCA	137	5,026
Covivio SA, REIT	1	27
Credit Agricole SA	9	176
Danone SA	6	488
Dassault Aviation SA	—	62
Dassault Systemes SE	6	221
Edenred SE	2	66
Eiffage SA	1	82
Engie SA	16	332
EssilorLuxottica SA	3	753
Eurazeo SE	—	27
FDJ UNITED (b)	1	32
Gecina SA, REIT	—	42
Getlink SE	3	51
Hermes International SCA	—	765
Ipsen SA	—	39
Kering SA (a)	1	133
Klepierre SA, REIT	2	69
Legrand SA	19	2,095
L'Oreal SA *	2	934
LVMH Moet Hennessy Louis Vuitton SE	22	12,265
Orange SA	16	238
INVESTMENTS	SHARES (000)	VALUE ($000)

France — continued
Pernod Ricard SA	43	4,620
Publicis Groupe SA	2	205
Renault SA	2	90
Rexel SA	2	55
Safran SA	31	8,361
Sartorius Stedim Biotech	—	61
Societe Generale SA	6	330
Sodexo SA	1	49
Teleperformance SE	—	52
Thales SA	1	228
TotalEnergies SE	19	1,081
Unibail-Rodamco-Westfield, REIT	1	90
Veolia Environnement SA (a)	6	226
Vinci SA	15	2,078
		55,152
Germany — 1.8%
adidas AG	1	346
Allianz SE (Registered)	3	1,404
BASF SE *	8	401
Bayer AG (Registered)	9	226
Bayerische Motoren Werke AG	3	216
Bayerische Motoren Werke AG (Preference)	—	40
Beiersdorf AG	1	123
Brenntag SE	1	72
Commerzbank AG	8	220
Continental AG	1	76
Covestro AG * (b)	2	107
CTS Eventim AG & Co. KGaA	1	65
Daimler Truck Holding AG	4	168
Deutsche Bank AG (Registered)	16	427
Deutsche Boerse AG	17	5,412
Deutsche Lufthansa AG (Registered)	5	38
Deutsche Post AG	8	361
Deutsche Telekom AG (Registered)	115	4,131
Dr Ing hc F Porsche AG (Preference) (b)	1	50
E.ON SE	20	345
Evonik Industries AG	2	51
Fresenius Medical Care AG	2	92
Fresenius SE & Co. KGaA *	4	176
GEA Group AG	1	89
Hannover Rueck SE	1	170
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	3

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Heidelberg Materials AG	1	240
Henkel AG & Co. KGaA	1	64
Henkel AG & Co. KGaA (Preference)	1	116
Infineon Technologies AG	45	1,503
Knorr-Bremse AG	1	63
LEG Immobilien SE	1	55
Mercedes-Benz Group AG	6	380
Merck KGaA	1	158
MTU Aero Engines AG	—	164
Muenchener Rueckversicherungs- Gesellschaft AG (Registered) *	22	14,913
Nemetschek SE	1	67
Porsche Automobil Holding SE (Preference)	1	55
Puma SE	1	24
Rational AG	—	39
Rheinmetall AG	—	652
RWE AG	6	216
SAP SE	9	2,686
Sartorius AG (Preference)	—	60
Scout24 SE (b)	1	79
Siemens AG (Registered)	44	10,059
Siemens Energy AG *	6	434
Siemens Healthineers AG (b)	2	134
Symrise AG	1	135
Talanx AG	1	65
Volkswagen AG (Preference)	2	197
Vonovia SE	7	216
Zalando SE * (b)	2	72
		47,652
Greece — 0.1%
National Bank of Greece SA	65	685
Piraeus Financial Holdings SA	113	637
		1,322
Hong Kong — 0.5%
AIA Group Ltd.	451	3,381
CK Asset Holdings Ltd.	17	69
CK Infrastructure Holdings Ltd.	6	37
CLP Holdings Ltd.	14	124
Futu Holdings Ltd., ADR	—	45
Hang Seng Bank Ltd.	7	92
Henderson Land Development Co. Ltd.	13	37
HKT Trust & HKT Ltd.	33	47
INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — continued
Hong Kong & China Gas Co. Ltd.	98	89
Hong Kong Exchanges & Clearing Ltd.	178	7,781
Hongkong Land Holdings Ltd.	10	47
Jardine Matheson Holdings Ltd.	1	62
Link, REIT	23	107
MTR Corp. Ltd.	14	47
Power Assets Holdings Ltd.	12	79
Prudential plc	23	248
Sino Land Co. Ltd.	36	37
Sun Hung Kai Properties Ltd.	13	119
Swire Pacific Ltd., Class A	4	30
Techtronic Industries Co. Ltd.	45	458
WH Group Ltd. (b)	74	66
Wharf Real Estate Investment Co. Ltd.	15	36
		13,038
Hungary — 0.0% ^
OTP Bank Nyrt.	12	916
India — 0.9%
Axis Bank Ltd.	65	917
Bajaj Auto Ltd.	4	386
Bajaj Finance Ltd.	12	1,218
Bharat Electronics Ltd.	159	590
Bharti Airtel Ltd.	23	514
Biocon Ltd.	124	474
Blue Star Ltd.	17	348
Coforge Ltd.	4	354
Dr Reddy's Laboratories Ltd., ADR	24	341
Godrej Consumer Products Ltd.	42	622
Havells India Ltd.	30	563
HDFC Bank Ltd., ADR	76	5,538
Hindalco Industries Ltd.	55	405
ICICI Bank Ltd., ADR	53	1,766
Infosys Ltd., ADR (a)	156	2,752
ITC Ltd.	96	483
Mahindra & Mahindra Ltd.	38	1,304
Maruti Suzuki India Ltd.	3	462
Max Financial Services Ltd. *	48	746
NTPC Ltd.	110	459
PB Fintech Ltd. *	17	325
REC Ltd.	52	257
Reliance Industries Ltd., GDR (c)	32	2,091
Shriram Finance Ltd.	97	702
Tata Motors Ltd.	44	333
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
Tata Steel Ltd., GDR (b)	22	367
UltraTech Cement Ltd.	5	724
		25,041
Indonesia — 0.2%
Bank Central Asia Tbk. PT	4,326	2,300
Bank Mandiri Persero Tbk. PT	1,418	419
Bank Rakyat Indonesia Persero Tbk. PT	2,605	603
Telkom Indonesia Persero Tbk. PT	3,655	576
		3,898
Ireland — 0.2%
Accenture plc, Class A	9	2,684
AerCap Holdings NV	21	2,175
AIB Group plc	18	124
Bank of Ireland Group plc	9	103
Kerry Group plc, Class A	1	124
Kerry Group plc, Class A	—	16
Kingspan Group plc	14	1,171
Kingspan Group plc	—	12
		6,409
Israel — 0.1%
Azrieli Group Ltd.	—	27
Bank Hapoalim BM	11	163
Bank Leumi Le-Israel BM	13	188
Check Point Software Technologies Ltd. *	1	170
Elbit Systems Ltd.	—	90
Global-e Online Ltd. *	1	32
ICL Group Ltd.	7	45
Israel Discount Bank Ltd., Class A	11	81
Mizrahi Tefahot Bank Ltd.	1	69
Nice Ltd. *	1	86
Nova Ltd. *	—	50
Teva Pharmaceutical Industries Ltd., ADR *	10	153
Wix.com Ltd. *	1	79
		1,233
Italy — 0.4%
Amplifon SpA	1	21
Banco BPM SpA	11	126
BPER Banca SpA (a)	9	71
Coca-Cola HBC AG	2	99
INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — continued
Davide Campari-Milano NV (a)	6	36
DiaSorin SpA	—	22
Enel SpA	72	620
Eni SpA	19	269
Ferrari NV	1	507
FinecoBank Banca Fineco SpA	5	107
Generali	8	303
Infrastrutture Wireless Italiane SpA (b)	3	34
Intesa Sanpaolo SpA	133	710
Leonardo SpA	4	185
Mediobanca Banca di Credito Finanziario SpA	4	90
Moncler SpA	2	127
Nexi SpA * (a) (b)	4	25
Poste Italiane SpA (b)	4	82
Prysmian SpA	3	136
Recordati Industria Chimica e Farmaceutica SpA	1	60
Snam SpA	18	102
Telecom Italia SpA *	86	34
Terna - Rete Elettrica Nazionale	12	123
UniCredit SpA	105	6,097
Unipol Assicurazioni SpA	3	57
		10,043
Japan — 2.6%
Advantest Corp.	7	280
Aeon Co. Ltd.	6	169
AGC, Inc.	2	53
Aisin Corp.	5	58
Ajinomoto Co., Inc.	8	164
ANA Holdings, Inc.	1	27
Asahi Group Holdings Ltd.	13	176
Asahi Kasei Corp.	11	77
Asics Corp.	6	123
Astellas Pharma, Inc.	16	159
Bandai Namco Holdings, Inc.	5	181
Bridgestone Corp.	94	3,952
Canon, Inc.	8	253
Capcom Co. Ltd.	3	87
Central Japan Railway Co.	7	143
Chiba Bank Ltd. (The)	5	44
Chubu Electric Power Co., Inc.	6	74
Chugai Pharmaceutical Co. Ltd.	6	340
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	5

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Concordia Financial Group Ltd.	9	59
Dai Nippon Printing Co. Ltd.	3	47
Daifuku Co. Ltd.	3	74
Dai-ichi Life Holdings, Inc.	32	231
Daiichi Sankyo Co. Ltd.	15	394
Daikin Industries Ltd.	2	262
Daito Trust Construction Co. Ltd.	1	56
Daiwa House Industry Co. Ltd.	5	177
Daiwa Securities Group, Inc.	12	77
Denso Corp.	17	214
Dentsu Group, Inc.	2	38
Disco Corp.	17	3,231
East Japan Railway Co.	8	173
Eisai Co. Ltd.	2	66
ENEOS Holdings, Inc.	24	116
FANUC Corp.	8	211
Fast Retailing Co. Ltd.	2	559
Fuji Electric Co. Ltd.	1	53
FUJIFILM Holdings Corp.	10	201
Fujikura Ltd.	2	82
Fujitsu Ltd.	15	344
Hankyu Hanshin Holdings, Inc.	2	57
Hikari Tsushin, Inc.	—	55
Hitachi Ltd.	41	1,008
Honda Motor Co. Ltd.	39	402
Hoshizaki Corp.	1	43
Hoya Corp.	59	6,895
Hulic Co. Ltd.	4	43
Idemitsu Kosan Co. Ltd.	8	50
Inpex Corp.	8	96
Isuzu Motors Ltd.	5	67
ITOCHU Corp.	54	2,751
Japan Airlines Co. Ltd.	1	24
Japan Exchange Group, Inc.	395	4,396
Japan Post Bank Co. Ltd.	16	163
Japan Post Holdings Co. Ltd.	17	164
Japan Post Insurance Co. Ltd.	2	34
Japan Tobacco, Inc.	11	327
JFE Holdings, Inc.	5	59
Kajima Corp.	3	84
Kansai Electric Power Co., Inc. (The)	8	102
Kao Corp.	4	176
Kawasaki Kisen Kaisha Ltd.	3	45
KDDI Corp.	27	479
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
Keyence Corp.	20	8,236
Kikkoman Corp.	6	59
Kirin Holdings Co. Ltd.	7	103
Kobe Bussan Co. Ltd.	1	40
Komatsu Ltd.	8	228
Konami Group Corp.	1	129
Kubota Corp.	9	100
Kyocera Corp.	11	134
Kyowa Kirin Co. Ltd.	2	33
Lasertec Corp.	1	65
LY Corp.	25	95
M3, Inc.	4	49
Makita Corp.	2	61
Marubeni Corp.	12	220
MatsukiyoCocokara & Co.	3	53
MEIJI Holdings Co. Ltd.	2	52
MINEBEA MITSUMI, Inc.	3	47
Mitsubishi Chemical Group Corp.	12	58
Mitsubishi Corp.	30	571
Mitsubishi Electric Corp.	17	323
Mitsubishi Estate Co. Ltd.	9	163
Mitsubishi HC Capital, Inc.	8	54
Mitsubishi Heavy Industries Ltd.	28	556
Mitsubishi UFJ Financial Group, Inc.	216	2,724
Mitsui & Co. Ltd.	22	449
Mitsui Fudosan Co. Ltd.	217	2,150
Mitsui OSK Lines Ltd.	3	100
Mizuho Financial Group, Inc.	21	530
MonotaRO Co. Ltd.	2	42
MS&AD Insurance Group Holdings, Inc.	11	257
Murata Manufacturing Co. Ltd.	15	209
NEC Corp.	11	268
Nexon Co. Ltd.	3	47
NIDEC Corp.	7	130
Nintendo Co. Ltd.	10	805
Nippon Building Fund, Inc., REIT	—	62
Nippon Paint Holdings Co. Ltd.	8	63
Nippon Sanso Holdings Corp.	2	48
Nippon Steel Corp.	8	179
Nippon Telegraph & Telephone Corp.	263	275
Nippon Yusen KK	4	127
Nissan Motor Co. Ltd. *	20	47
Nissin Foods Holdings Co. Ltd.	2	37
Nitori Holdings Co. Ltd.	1	83
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Nitto Denko Corp.	6	109
Nomura Holdings, Inc.	26	147
Nomura Research Institute Ltd.	3	125
NTT Data Group Corp.	5	109
Obayashi Corp.	6	88
Obic Co. Ltd.	3	98
Olympus Corp.	10	128
Omron Corp.	2	45
Ono Pharmaceutical Co. Ltd.	3	38
Oracle Corp.	—	36
Oriental Land Co. Ltd.	9	201
ORIX Corp.	10	203
Osaka Gas Co. Ltd.	3	81
Otsuka Corp.	2	44
Otsuka Holdings Co. Ltd.	4	190
Pan Pacific International Holdings Corp.	3	105
Panasonic Holdings Corp.	20	235
Rakuten Group, Inc. *	13	78
Recruit Holdings Co. Ltd.	12	682
Renesas Electronics Corp.	15	174
Resona Holdings, Inc.	18	148
Ricoh Co. Ltd.	5	48
SBI Holdings, Inc.	2	63
SCREEN Holdings Co. Ltd.	1	47
SCSK Corp.	1	37
Secom Co. Ltd.	4	136
Seiko Epson Corp.	3	35
Sekisui Chemical Co. Ltd.	3	58
Sekisui House Ltd.	5	120
Seven & i Holdings Co. Ltd.	19	287
SG Holdings Co. Ltd.	3	29
Shimadzu Corp.	2	54
Shimano, Inc.	1	99
Shin-Etsu Chemical Co. Ltd.	16	478
Shionogi & Co. Ltd.	7	111
Shiseido Co. Ltd.	4	58
SMC Corp.	1	162
SoftBank Corp.	252	381
SoftBank Group Corp.	8	425
Sompo Holdings, Inc.	8	256
Sony Group Corp.	198	5,232
Subaru Corp.	5	94
Sumitomo Corp.	10	234
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
Sumitomo Electric Industries Ltd.	6	101
Sumitomo Metal Mining Co. Ltd.	2	49
Sumitomo Mitsui Financial Group, Inc.	33	783
Sumitomo Mitsui Trust Group, Inc.	6	141
Sumitomo Realty & Development Co. Ltd.	3	101
Suntory Beverage & Food Ltd.	1	42
Suzuki Motor Corp.	14	165
Sysmex Corp.	4	82
T&D Holdings, Inc.	4	91
Taisei Corp.	1	76
Takeda Pharmaceutical Co. Ltd.	14	423
TDK Corp.	17	182
Terumo Corp.	52	988
TIS, Inc.	2	55
Toho Co. Ltd.	1	57
Tokio Marine Holdings, Inc.	72	2,882
Tokyo Electron Ltd.	4	581
Tokyo Gas Co. Ltd.	3	103
Tokyo Metro Co. Ltd.	3	33
Tokyu Corp.	5	57
TOPPAN Holdings, Inc.	2	59
Toray Industries, Inc.	12	78
Toyota Industries Corp.	1	164
Toyota Motor Corp.	83	1,591
Toyota Tsusho Corp.	6	111
Trend Micro, Inc.	1	79
Unicharm Corp.	10	91
West Japan Railway Co.	4	82
Yakult Honsha Co. Ltd.	2	47
Yamaha Motor Co. Ltd.	8	64
Yaskawa Electric Corp.	2	42
Yokogawa Electric Corp.	2	43
Zensho Holdings Co. Ltd.	1	49
ZOZO, Inc.	4	37
		71,643
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	1	39
Kazakhstan — 0.0% ^
Kaspi.KZ JSC, ADR	5	425
Luxembourg — 0.0% ^
ArcelorMittal SA	4	122
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	7

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Luxembourg — continued
CVC Capital Partners plc * (b)	2	33
Eurofins Scientific SE	1	75
		230
Macau — 0.0% ^
Galaxy Entertainment Group Ltd.	19	69
Sands China Ltd. *	21	38
		107
Mexico — 0.1%
Arca Continental SAB de CV	52	547
Grupo Aeroportuario del Sureste SAB de CV, ADR	3	765
Grupo Financiero Banorte SAB de CV, Class O	56	484
Regional SAB de CV	92	644
Wal-Mart de Mexico SAB de CV	265	840
		3,280
Netherlands — 0.9%
ABN AMRO Bank NV, CVA (b)	4	84
Adyen NV * (b)	—	314
Aegon Ltd.	12	75
Akzo Nobel NV	2	95
Argenx SE *	—	344
ASM International NV	—	202
ASML Holding NV	18	12,098
ASR Nederland NV	1	88
BE Semiconductor Industries NV	1	77
Euronext NV (b)	1	115
EXOR NV	1	73
Heineken Holding NV	1	89
Heineken NV	84	7,550
IMCD NV	1	69
ING Groep NV	28	537
JDE Peet's NV	2	36
Koninklijke Ahold Delhaize NV	8	332
Koninklijke KPN NV	34	159
Koninklijke Philips NV *	7	178
NN Group NV	2	145
NXP Semiconductors NV	3	622
Randstad NV	1	38
Universal Music Group NV	7	213
Wolters Kluwer NV	2	370
		23,903
INVESTMENTS	SHARES (000)	VALUE ($000)

New Zealand — 0.0% ^
Auckland International Airport Ltd.	15	66
Contact Energy Ltd.	7	37
Fisher & Paykel Healthcare Corp. Ltd.	5	104
Infratil Ltd.	8	51
Meridian Energy Ltd.	12	37
Xero Ltd. *	1	135
		430
Norway — 0.0% ^
Aker BP ASA	3	60
DNB Bank ASA	8	197
Equinor ASA	7	167
Gjensidige Forsikring ASA	2	41
Kongsberg Gruppen ASA	1	124
Mowi ASA	4	75
Norsk Hydro ASA	12	65
Orkla ASA	6	69
Salmar ASA	1	29
Telenor ASA	5	81
		908
Panama — 0.0% ^
Copa Holdings SA, Class A	2	211
Peru — 0.0% ^
Credicorp Ltd.	3	683
Philippines — 0.0% ^
Bank of the Philippine Islands	149	373
Poland — 0.0% ^
Dino Polska SA * (b)	4	458
InPost SA *	2	33
Powszechny Zaklad Ubezpieczen SA	41	644
		1,135
Portugal — 0.0% ^
EDP SA	27	109
Galp Energia SGPS SA	4	57
Jeronimo Martins SGPS SA	18	438
		604
Qatar — 0.0% ^
Qatar National Bank QPSC	137	627
Russia — 0.0% ^
Severstal PAO, GDR ‡ * (b)	58	—
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Saudi Arabia — 0.2%
Al Rajhi Bank	110	2,853
Saudi Arabian Oil Co. (b)	121	820
Saudi National Bank (The)	45	426
		4,099
Singapore — 0.4%
CapitaLand Ascendas, REIT	33	67
CapitaLand Integrated Commercial Trust, REIT	51	85
CapitaLand Investment Ltd.	21	43
DBS Group Holdings Ltd.	256	8,329
Genting Singapore Ltd.	53	30
Grab Holdings Ltd., Class A *	20	99
Keppel Ltd.	13	64
Oversea-Chinese Banking Corp. Ltd.	30	369
Sea Ltd., ADR *	7	1,002
Sembcorp Industries Ltd.	8	40
Singapore Airlines Ltd.	13	67
Singapore Exchange Ltd.	8	83
Singapore Technologies Engineering Ltd.	14	78
Singapore Telecommunications Ltd.	65	189
STMicroelectronics NV	6	135
United Overseas Bank Ltd.	11	295
		10,975
South Africa — 0.1%
Absa Group Ltd.	70	643
Anglo American plc	11	305
Capitec Bank Holdings Ltd.	3	525
Clicks Group Ltd.	20	425
Gold Fields Ltd.	41	914
Shoprite Holdings Ltd.	29	453
		3,265
South Korea — 0.6%
Delivery Hero SE * (b)	2	47
Hana Financial Group, Inc.	22	1,008
HD Hyundai Electric Co. Ltd.	2	376
HL Mando Co. Ltd.	15	402
Hugel, Inc. *	2	451
JB Financial Group Co. Ltd.	26	308
KakaoBank Corp.	22	348
Kia Corp.	31	1,980
Korea Aerospace Industries Ltd.	9	515
INVESTMENTS	SHARES (000)	VALUE ($000)

South Korea — continued
KT Corp.	23	852
NAVER Corp.	2	276
Samsung Biologics Co. Ltd. * (b)	—	230
Samsung Electronics Co. Ltd.	98	3,807
Samsung Fire & Marine Insurance Co. Ltd.	2	613
SK Hynix, Inc.	26	3,303
SM Entertainment Co. Ltd.	7	583
S-Oil Corp.	7	256
		15,355
Spain — 0.3%
Acciona SA	—	31
ACS Actividades de Construccion y Servicios SA	1	98
Aena SME SA (b)	1	166
Amadeus IT Group SA	4	312
Banco Bilbao Vizcaya Argentaria SA	51	695
Banco de Sabadell SA	48	140
Banco Santander SA	133	938
CaixaBank SA (a)	35	266
Cellnex Telecom SA (b)	5	189
EDP Renovaveis SA (a)	3	25
Endesa SA	3	84
Grifols SA *	2	24
Iberdrola SA	154	2,779
Industria de Diseno Textil SA (a)	38	2,046
Redeia Corp. SA	3	75
Repsol SA	10	124
Telefonica SA	35	179
		8,171
Sweden — 0.7%
AddTech AB, Class B	2	77
Alfa Laval AB	3	105
Assa Abloy AB, Class B	9	267
Atlas Copco AB, Class A	338	5,232
Atlas Copco AB, Class B	14	191
Beijer Ref AB	3	52
Boliden AB *	2	74
Epiroc AB, Class A	6	125
Epiroc AB, Class B	4	67
EQT AB (a)	3	95
Essity AB, Class B	5	155
Evolution AB * (b)	1	97
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	9

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — continued
Fastighets AB Balder, Class B *	6	45
H & M Hennes & Mauritz AB, Class B (a)	5	72
Hexagon AB, Class B *	18	178
Holmen AB, Class B	1	26
Industrivarden AB, Class A	1	37
Industrivarden AB, Class C (a)	1	48
Indutrade AB	2	65
Investment AB Latour, Class B	1	35
Investor AB, Class B	15	451
L E Lundbergforetagen AB, Class B	1	35
Lifco AB, Class B (a)	2	79
Nibe Industrier AB, Class B (a)	13	57
Saab AB, Class B	3	131
Sagax AB, Class B	2	44
Sandvik AB (a)	9	193
Securitas AB, Class B	4	69
Skandinaviska Enskilda Banken AB, Class A	14	221
Skanska AB, Class B	3	70
SKF AB, Class B	3	59
Svenska Cellulosa AB SCA, Class B	5	69
Svenska Handelsbanken AB, Class A	13	168
Swedbank AB, Class A	8	186
Swedish Orphan Biovitrum AB *	2	52
Tele2 AB, Class B	5	71
Telefonaktiebolaget LM Ericsson, Class B	25	206
Telia Co. AB	21	78
Trelleborg AB, Class B	2	65
Volvo AB, Class B	348	9,453
		18,800
Switzerland — 0.5%
ABB Ltd. (Registered)	14	734
Avolta AG	1	35
Baloise Holding AG (Registered)	1	80
Banque Cantonale Vaudoise (Registered) * (a)	—	33
Barry Callebaut AG (Registered)	—	28
BKW AG *	—	37
Chocoladefabriken Lindt & Spruengli AG	—	117
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	142
INVESTMENTS	SHARES (000)	VALUE ($000)

Switzerland — continued
Cie Financiere Richemont SA (Registered)	5	835
DSM-Firmenich AG	2	178
EMS-Chemie Holding AG (Registered)	—	46
Galderma Group AG	1	97
Geberit AG (Registered)	—	204
Givaudan SA (Registered)	—	391
Helvetia Holding AG (Registered)	—	72
Julius Baer Group Ltd.	2	117
Kuehne + Nagel International AG (Registered)	1	98
Logitech International SA (Registered)	1	102
Lonza Group AG (Registered)	4	2,762
Partners Group Holding AG	—	262
Sandoz Group AG	4	159
Schindler Holding AG	—	131
Schindler Holding AG (Registered)	—	73
SGS SA (Registered)	1	130
SIG Group AG (a)	3	52
Sika AG (Registered)	1	335
Sonova Holding AG (Registered)	1	137
Straumann Holding AG (Registered)	1	120
Swatch Group AG (The) (a)	—	44
Swiss Life Holding AG (Registered)	—	253
Swiss Prime Site AG (Registered) (a)	1	96
Swisscom AG (Registered)	—	152
Temenos AG (Registered)	1	35
UBS Group AG (Registered)	131	3,976
VAT Group AG (b)	—	85
Zurich Insurance Group AG	1	913
		13,061
Taiwan — 1.3%
ASE Technology Holding Co. Ltd.	173	737
ASPEED Technology, Inc.	4	325
Delta Electronics, Inc.	39	409
E.Sun Financial Holding Co. Ltd.	678	601
MediaTek, Inc.	7	312
Nuvoton Technology Corp.	130	279
Quanta Computer, Inc. *	106	796
Realtek Semiconductor Corp.	51	839
Taiwan Semiconductor Manufacturing Co. Ltd.	652	18,467
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	75	12,486
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
Wiwynn Corp.	9	566
Yuanta Financial Holding Co. Ltd.	456	447
		36,264
Turkey — 0.0% ^
Akbank TAS	221	280
BIM Birlesik Magazalar A/S	69	813
		1,093
United Arab Emirates — 0.0% ^
Emaar Properties PJSC	186	663
NMC Health plc ‡ *	3	— (d)
		663
United Kingdom — 1.3%
3i Group plc	69	3,939
Admiral Group plc	2	100
Ashtead Group plc	4	205
Associated British Foods plc	3	80
AstraZeneca plc	14	1,953
Auto Trader Group plc (b)	8	88
Aviva plc	24	176
BAE Systems plc	26	613
Barclays plc	127	505
Barratt Redrow plc	12	76
British American Tobacco plc	17	761
BT Group plc	57	132
Bunzl plc	3	92
Centrica plc	45	96
CK Hutchison Holdings Ltd.	24	132
Coca-Cola Europacific Partners plc	2	165
Compass Group plc	63	2,107
Croda International plc	1	46
DCC plc	1	57
Diageo plc	80	2,235
Entain plc	5	46
Flutter Entertainment plc *	4	921
Halma plc	3	123
HSBC Holdings plc	157	1,752
Imperial Brands plc	7	286
Informa plc	12	114
InterContinental Hotels Group plc	12	1,299
Intertek Group plc	1	87
J Sainsbury plc	15	54
JD Sports Fashion plc	22	24
INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — continued
Kingfisher plc	16	61
Land Securities Group plc, REIT	6	49
Legal & General Group plc	52	163
Lloyds Banking Group plc	533	524
London Stock Exchange Group plc	18	2,787
M&G plc	20	56
Marks & Spencer Group plc	18	94
Melrose Industries plc	11	66
National Grid plc	43	621
NatWest Group plc	425	2,736
Next plc	1	170
Pearson plc	5	84
Phoenix Group Holdings plc	6	49
Reckitt Benckiser Group plc	6	389
RELX plc	16	892
RELX plc	52	2,804
Rentokil Initial plc	22	102
Rolls-Royce Holdings plc	75	757
Sage Group plc (The)	9	146
Schroders plc	7	31
Segro plc, REIT	11	103
Severn Trent plc	2	88
Smith & Nephew plc	7	103
Smiths Group plc	3	75
Spirax Group plc	1	51
SSE plc	10	219
Standard Chartered plc	18	260
TechnipFMC plc	55	1,537
Tesco plc	59	293
Unilever plc	22	1,387
United Utilities Group plc	6	90
Vodafone Group plc	179	176
Whitbread plc	2	54
Wise plc, Class A *	6	77
WPP plc	9	73
		35,431
United States — 27.6%
3M Co.	16	2,258
Abbott Laboratories	24	3,176
AbbVie, Inc.	58	11,345
AGCO Corp.	9	783
Air Lease Corp.	13	584
Alcoa Corp.	19	475
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	11

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Alcon AG	4	427
Align Technology, Inc. *	2	417
Alnylam Pharmaceuticals, Inc. *	5	1,254
Alphabet, Inc., Class C	43	6,945
Amazon.com, Inc. *	219	40,460
American Express Co.	6	1,688
American Homes 4 Rent, Class A, REIT	50	1,870
American Tower Corp., REIT	16	3,534
Americold Realty Trust, Inc., REIT	50	967
Ameriprise Financial, Inc.	4	1,718
AMETEK, Inc.	8	1,394
Analog Devices, Inc.	31	5,943
Angi, Inc. *	4	46
Aon plc, Class A	7	2,617
Apple Hospitality REIT, Inc., REIT	8	98
Apple, Inc.	146	31,075
AppLovin Corp., Class A *	1	298
Arch Capital Group Ltd.	13	1,214
Arthur J Gallagher & Co.	7	2,112
AT&T, Inc.	41	1,143
Atlassian Corp., Class A *	7	1,681
AutoZone, Inc. *	1	2,344
Axalta Coating Systems Ltd. *	43	1,413
Baker Hughes Co.	210	7,421
Ball Corp.	37	1,920
Bank of America Corp.	302	12,060
Bath & Body Works, Inc.	10	310
Berkshire Hathaway, Inc., Class B *	10	5,190
Best Buy Co., Inc.	16	1,055
BJ's Wholesale Club Holdings, Inc. *	7	816
Blackstone, Inc.	16	2,081
Blueprint Medicines Corp. *	7	665
Booking Holdings, Inc.	1	3,060
Booz Allen Hamilton Holding Corp.	6	762
BP plc	142	654
Bright Horizons Family Solutions, Inc. *	6	785
Bristol-Myers Squibb Co.	199	9,990
Broadcom, Inc.	35	6,789
Bruker Corp.	6	225
Capital One Financial Corp.	6	1,008
Cardinal Health, Inc.	15	2,124
Carlisle Cos., Inc.	2	592
Carnival Corp. *	38	691
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Carrier Global Corp.	21	1,337
Casey's General Stores, Inc.	2	924
CBRE Group, Inc., Class A *	1	169
CDW Corp.	2	323
Cencora, Inc.	3	896
Charles Schwab Corp. (The)	108	8,798
Chemours Co. (The)	67	825
Cheniere Energy, Inc.	5	1,085
Chevron Corp.	7	1,017
Chipotle Mexican Grill, Inc. *	51	2,587
Chubb Ltd.	3	976
Cigna Group (The)	11	3,665
Cisco Systems, Inc.	3	188
Claire's Stores, Inc. ‡ * (e)	—	—
CME Group, Inc.	37	10,261
Cognizant Technology Solutions Corp., Class A	15	1,073
Columbia Banking System, Inc.	12	258
Columbia Sportswear Co.	1	81
Comcast Corp., Class A	61	2,099
Comerica, Inc.	11	573
ConocoPhillips	48	4,306
Constellation Brands, Inc., Class A	2	350
Cooper Cos., Inc. (The) *	13	1,057
Copart, Inc. *	31	1,910
Corpay, Inc. *	9	2,977
Coterra Energy, Inc.	10	237
Crowdstrike Holdings, Inc., Class A *	4	1,812
CSL Ltd.	4	683
CVS Health Corp.	7	475
CyberArk Software Ltd. *	—	145
Dick's Sporting Goods, Inc.	2	399
Digital Realty Trust, Inc., REIT	16	2,640
Discover Financial Services	1	143
Dominion Energy, Inc.	87	4,711
DoorDash, Inc., Class A *	11	2,056
Dover Corp.	4	636
Dow, Inc.	23	711
DR Horton, Inc.	7	928
Eagle Materials, Inc.	4	883
EastGroup Properties, Inc., REIT	1	204
Eaton Corp. plc	20	5,907
Edison International	23	1,216
Elevance Health, Inc.	3	1,245
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
elf Beauty, Inc. *	4	223
Eli Lilly & Co.	6	5,216
Emerson Electric Co.	13	1,397
Entegris, Inc.	12	946
Entergy Corp.	3	244
EOG Resources, Inc.	18	1,948
Equinix, Inc., REIT	1	1,273
Equity LifeStyle Properties, Inc., REIT	18	1,181
ExlService Holdings, Inc. *	13	616
Expedia Group, Inc.	2	336
Experian plc	8	402
Exxon Mobil Corp.	104	10,960
Federal Realty Investment Trust, REIT	3	282
FedEx Corp.	3	577
Ferrovial SE	4	203
Fidelity National Information Services, Inc.	104	8,176
Fifth Third Bancorp	23	812
First Citizens BancShares, Inc., Class A	2	3,501
First Horizon Corp.	65	1,166
Fiserv, Inc. *	2	289
FMC Corp.	17	693
Fortune Brands Innovations, Inc.	8	413
Freeport-McMoRan, Inc.	7	255
Garmin Ltd.	6	1,087
Gates Industrial Corp. plc *	67	1,272
General Dynamics Corp.	2	524
Genpact Ltd.	23	1,154
Gentex Corp.	13	290
Globant SA *	3	329
Goldman Sachs Group, Inc. (The)	3	1,883
Graphic Packaging Holding Co.	20	513
GSK plc	36	721
Haleon plc	80	401
Hayward Holdings, Inc. *	4	54
HCA Healthcare, Inc.	2	717
Henry Schein, Inc. *	12	811
Hess Corp.	5	641
Hewlett Packard Enterprise Co.	34	557
Hilton Worldwide Holdings, Inc.	3	641
Holcim AG	5	512
Home Depot, Inc. (The)	4	1,506
Host Hotels & Resorts, Inc., REIT	26	364
Howmet Aerospace, Inc.	8	1,074
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
HubSpot, Inc. *	3	1,693
Humana, Inc.	6	1,692
IAC, Inc. *	8	270
Incora Intermediate LLC ‡ *	—	9
Ingersoll Rand, Inc.	15	1,093
Insmed, Inc. *	14	1,016
Interactive Brokers Group, Inc., Class A	7	1,242
Intercontinental Exchange, Inc.	4	726
International Paper Co.	6	272
Intuit, Inc.	5	3,045
Intuitive Surgical, Inc. *	6	2,982
IQVIA Holdings, Inc. *	3	474
ITT, Inc.	12	1,645
Jabil, Inc.	8	1,156
James Hardie Industries plc, CHDI *	4	89
JB Hunt Transport Services, Inc.	10	1,336
Jefferies Financial Group, Inc.	8	377
Johnson & Johnson	89	13,887
Keurig Dr Pepper, Inc.	21	713
Kinder Morgan, Inc.	17	454
Kinsale Capital Group, Inc.	1	253
KKR & Co., Inc.	4	495
Kontoor Brands, Inc.	17	1,041
Labcorp Holdings, Inc.	7	1,568
Lamar Advertising Co., Class A, REIT	3	391
Linde plc	15	6,569
Lineage, Inc., REIT	3	122
Loews Corp.	6	520
Lowe's Cos., Inc.	4	975
M&T Bank Corp.	7	1,145
Marriott International, Inc., Class A	33	7,783
Martin Marietta Materials, Inc.	1	527
Mastercard, Inc., Class A	23	12,594
McDonald's Corp.	37	11,874
McKesson Corp.	2	1,704
Medtronic plc	26	2,176
Merck & Co., Inc.	5	455
Meta Platforms, Inc., Class A	60	33,195
Mettler-Toledo International, Inc. *	1	575
MGIC Investment Corp.	54	1,342
Microchip Technology, Inc.	7	331
Micron Technology, Inc.	17	1,335
Microsoft Corp.	127	50,325
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	13

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Mid-America Apartment Communities, Inc., REIT	4	639
Middleby Corp. (The) *	4	524
Mohawk Industries, Inc. *	15	1,586
Monday.com Ltd. *	—	92
MongoDB, Inc. *	3	438
Moody's Corp.	4	1,963
Moran Foods Backstop Equity ‡ *	2,995	—
Morgan Stanley	4	454
Murphy USA, Inc.	2	1,071
MYT Holding LLC ‡ *	23	6
Natera, Inc. *	13	1,918
Nestle SA (Registered)	52	5,505
Netflix, Inc. *	4	4,356
NextEra Energy, Inc.	94	6,261
NMG Parent LLC ‡ * (a)	1	27
Northern Trust Corp.	8	723
Novartis AG (Registered)	36	4,118
nVent Electric plc	18	1,002
NVIDIA Corp.	310	33,792
ON Semiconductor Corp. *	17	693
Oracle Corp.	52	7,318
Oscar Health, Inc., Class A *	77	1,008
Otis Worldwide Corp.	107	10,331
Packaging Corp. of America	2	339
Palo Alto Networks, Inc. *	14	2,636
PepsiCo, Inc.	3	392
Performance Food Group Co. *	23	1,821
PG&E Corp.	14	235
Philip Morris International, Inc.	32	5,434
PNC Financial Services Group, Inc. (The)	3	492
Pool Corp.	2	663
Post Holdings, Inc. *	4	483
Procter & Gamble Co. (The)	4	578
Progressive Corp. (The)	9	2,418
Prologis, Inc., REIT	37	3,734
Public Service Enterprise Group, Inc.	3	226
Public Storage, REIT	2	500
QIAGEN NV *	2	81
Quanta Services, Inc.	7	2,081
Raymond James Financial, Inc.	1	178
Rayonier, Inc., REIT	27	653
Regal Rexnord Corp.	7	744
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Regency Centers Corp., REIT	9	617
Regeneron Pharmaceuticals, Inc.	9	5,256
Regions Financial Corp.	31	634
Robinhood Markets, Inc., Class A *	11	530
Roche Holding AG	6	2,020
Roche Holding AG	—	98
Ross Stores, Inc.	65	9,082
RTX Corp.	21	2,612
Saia, Inc. *	2	517
Salesforce, Inc.	4	1,039
Sandisk Corp. *	10	329
Sanofi SA	34	3,759
SBA Communications Corp., REIT	8	1,838
Schneider Electric SE	5	1,123
Seagate Technology Holdings plc	21	1,899
ServiceNow, Inc. *	1	907
Shell plc	186	5,991
Silgan Holdings, Inc.	25	1,312
Smurfit WestRock plc	10	439
Snowflake, Inc., Class A *	8	1,315
Southern Co. (The)	137	12,618
Southwest Airlines Co.	73	2,049
Spotify Technology SA *	4	2,498
Starbucks Corp.	12	928
State Street Corp.	9	764
Steel Dynamics, Inc.	4	474
Stellantis NV	18	166
Swiss Re AG	3	476
Synopsys, Inc. *	3	1,254
Take-Two Interactive Software, Inc. *	9	2,039
TD SYNNEX Corp.	14	1,574
Tenaris SA	4	61
Teradyne, Inc.	8	624
Tesla, Inc. *	26	7,246
Texas Instruments, Inc.	4	684
Textron, Inc.	10	717
Thermo Fisher Scientific, Inc.	17	7,470
TJX Cos., Inc. (The)	19	2,453
Tradeweb Markets, Inc., Class A	7	956
Trane Technologies plc	22	8,576
TransUnion	3	239
Travelers Cos., Inc. (The)	4	980
Truist Financial Corp.	21	797
Uber Technologies, Inc. *	23	1,858
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Ulta Beauty, Inc. *	1	487
Union Pacific Corp.	2	465
UnitedHealth Group, Inc.	22	9,028
US Bancorp	59	2,394
Verizon Communications, Inc.	74	3,240
Vertex Pharmaceuticals, Inc. *	10	4,955
Walmart, Inc.	6	580
Walt Disney Co. (The)	80	7,306
Wells Fargo & Co.	163	11,538
WESCO International, Inc.	2	400
Western Digital Corp. *	53	2,312
Weyerhaeuser Co., REIT	12	321
Williams Cos., Inc. (The)	28	1,629
WillScot Holdings Corp.	20	505
WR Berkley Corp.	6	410
Xcel Energy, Inc.	17	1,187
Yum! Brands, Inc.	48	7,277
Zillow Group, Inc., Class C *	9	607
Zimmer Biomet Holdings, Inc.	16	1,676
		750,517
Total Common Stocks (Cost $975,865)		1,255,846
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 31.4%
Australia — 0.1%
Mineral Resources Ltd. 8.13%, 5/1/2027 (c)	805	783
Woolworths Group Ltd. 0.38%, 11/15/2028 (b)	EUR2,450	2,531
		3,314
Canada — 0.9%
Bank of Montreal 0.05%, 6/8/2029 (b)	EUR5,059	5,193
Enbridge, Inc.
(3-MONTH CME TERM SOFR + 3.68%), 5.50%, 7/15/2077 (f)	450	430
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.71%), 7.38%, 1/15/2083 (f)	1,100	1,103
National Bank of Canada (SOFRINDX + 0.90%), 5.25%, 3/25/2027 (f)	250	250
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Canada — continued
Ontario Teachers' Finance Trust
1.13%, 5/15/2026 (b)	GBP4,950	6,407
1.10%, 10/19/2027 (c)	CAD773	540
4.25%, 4/25/2028 (c)	3,483	3,521
0.10%, 5/19/2028 (b)	EUR2,955	3,134
0.05%, 11/25/2030 (b)	EUR2,896	2,843
Toronto-Dominion Bank (The)
1.20%, 6/3/2026	150	145
3.19%, 2/16/2029 (b)	EUR1,300	1,514
		25,080
Denmark — 0.1%
Danske Bank A/S (EUR Swap Annual 1 Year + 1.35%), 4.50%, 11/9/2028 (b) (f)	EUR2,000	2,370
France — 0.2%
Alstom SA 0.13%, 7/27/2027 (b)	EUR500	538
BPCE SFH SA 3.38%, 3/13/2029 (b)	EUR1,900	2,225
Electricite de France SA (EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (b) (f) (g) (h)	EUR400	440
Engie SA 3.63%, 3/6/2031 (b)	EUR2,200	2,550
Societe Generale SA (EURIBOR 3 Month + 1.80%), 4.25%, 12/6/2030 (b) (f)	EUR1,000	1,169
		6,922
Germany — 0.8%
Deutsche Bank AG (SOFR + 1.22%), 2.31%, 11/16/2027 (f)	2,450	2,359
Kreditanstalt fuer Wiederaufbau
0.00%, 3/31/2027 (b)	EUR7,500	8,201
3.13%, 10/10/2028 (b)	EUR2,690	3,149
Mercedes-Benz Finance North America LLC 4.90%, 11/15/2027 (c)	250	252
Traton Finance Luxembourg SA 3.75%, 3/27/2030 (b)	EUR2,100	2,411
Volkswagen Leasing GmbH
0.63%, 7/19/2029 (b)	EUR150	152
4.00%, 4/11/2031 (b)	EUR1,950	2,253
Vonovia SE 1.00%, 7/9/2030 (b)	EUR2,500	2,532
		21,309
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	15

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ireland — 0.3%
AIB Group plc (EUR Swap Annual 1 Year + 1.95%), 4.63%, 7/23/2029 (b) (f)	EUR2,000	2,371
Avolon Holdings Funding Ltd. 3.25%, 2/15/2027 (c)	2,350	2,276
Bank of Ireland Group plc (EURIBOR ICE Swap Rate 1 Year + 2.05%), 5.00%, 7/4/2031 (b) (f)	EUR1,900	2,316
		6,963
Italy — 0.5%
Autostrade per l'Italia SpA 5.13%, 6/14/2033 (b)	EUR1,900	2,298
Banca Monte dei Paschi di Siena SpA 3.50%, 4/23/2029 (b)	EUR2,150	2,525
Banco BPM SpA 4.63%, 11/29/2027 (b)	EUR2,000	2,375
Credito Emiliano SpA 3.25%, 4/18/2029 (b)	EUR2,000	2,321
Enel SpA (EURIBOR ICE Swap Rate 5 Year + 3.49%), 6.38%, 4/16/2028 (b) (f) (g) (h)	EUR300	364
Intesa Sanpaolo SpA 5.13%, 8/29/2031 (b)	EUR1,900	2,367
UniCredit SpA (EURIBOR 3 Month + 1.60%), 4.45%, 2/16/2029 (b) (f)	EUR2,050	2,415
		14,665
Mexico — 0.1%
Petroleos Mexicanos 6.70%, 2/16/2032	2,500	2,141
Netherlands — 0.2%
ING Groep NV (SOFR + 1.00%), 1.73%, 4/1/2027 (f)	200	195
Nederlandse Waterschapsbank NV 3.50%, 7/20/2027	AUD3,120	1,990
Viterra Finance BV 1.00%, 9/24/2028 (b)	EUR2,350	2,489
		4,674
Portugal — 0.2%
Banco Santander Totta SA 3.25%, 2/15/2031 (b)	EUR3,600	4,212
Puerto Rico — 0.1%
LCPR Senior Secured Financing DAC 5.13%, 7/15/2029 (a) (c)	2,344	1,739
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Singapore — 0.3%
Temasek Financial I Ltd.
3.63%, 8/1/2028 (c)	6,158	6,105
1.63%, 8/2/2031 (c)	2,593	2,246
		8,351
South Korea — 0.1%
Korea Southern Power Co. Ltd. 0.75%, 1/27/2026 (a) (c)	2,155	2,098
Spain — 0.2%
Banco de Sabadell SA (EURIBOR ICE Swap Rate 1 Year + 1.60%), 4.25%, 9/13/2030 (b) (f)	EUR1,000	1,182
Bankinter SA 0.88%, 7/8/2026 (b)	EUR2,300	2,559
CaixaBank SA (EURIBOR 3 Month + 1.65%), 5.00%, 7/19/2029 (b) (f)	EUR1,900	2,293
		6,034
Switzerland — 0.3%
Holcim Finance Luxembourg SA 0.50%, 4/23/2031 (b)	EUR2,108	2,040
UBS Group AG
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (c) (f)	250	244
(EURIBOR ICE Swap Rate 1 Year + 4.95%), 7.75%, 3/1/2029 (b) (f)	EUR1,850	2,364
UBS Switzerland AG 3.30%, 3/5/2029 (b)	EUR2,815	3,281
		7,929
United Kingdom — 0.4%
Barclays plc (EURIBOR ICE Swap Rate 1 Year + 2.05%), 4.51%, 1/31/2033 (b) (f)	EUR457	539
Cadent Finance plc 0.63%, 3/19/2030 (b)	EUR1,100	1,108
HSBC Holdings plc (SOFR + 1.29%), 5.29%, 11/19/2030 (f)	310	315
Lloyds Banking Group plc 4.45%, 5/8/2025	300	300
Motability Operations Group plc 3.88%, 1/24/2034 (b)	EUR2,245	2,571
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
Santander UK Group Holdings plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (f)	200	198
TSB Bank plc 3.32%, 3/5/2029 (b)	EUR4,450	5,202
		10,233
United States — 26.6%
Acrisure LLC 4.25%, 2/15/2029 (c)	2,812	2,628
Adient Global Holdings Ltd. 7.00%, 4/15/2028 (c)	2,101	2,119
ADT Security Corp. (The) 4.13%, 8/1/2029 (c)	3,125	2,949
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (c)	2,268	1,826
Affinity Interactive 6.88%, 12/15/2027 (c)	1,991	1,428
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (c)	999	1,029
Albertsons Cos., Inc. 4.63%, 1/15/2027 (c)	2,081	2,057
Allegiant Travel Co. 7.25%, 8/15/2027 (c)	2,172	2,006
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027 (c)	716	691
6.75%, 4/15/2028 (c)	3,682	3,709
Allied Universal Holdco LLC 4.63%, 6/1/2028 (c)	4,471	4,288
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (c)	1,942	1,634
AMC Networks, Inc. 10.25%, 1/15/2029 (c)	3,076	3,160
American Airlines, Inc.
5.50%, 4/20/2026 (c)	1,046	1,039
7.25%, 2/15/2028 (c)	1,142	1,128
5.75%, 4/20/2029 (c)	2,312	2,242
8.50%, 5/15/2029 (a) (c)	3,396	3,461
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029 (a)	2,817	2,471
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (c)	2,428	2,501
AmWINS Group, Inc. 6.38%, 2/15/2029 (c)	237	240
ANGI Group LLC 3.88%, 8/15/2028 (c)	1,833	1,671
Antero Midstream Partners LP 5.75%, 3/1/2027 (c)	152	151
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Antero Resources Corp. 5.38%, 3/1/2030 (c)	1,900	1,839
APH Somerset Investor 2 LLC 7.88%, 11/1/2029 (c)	2,743	2,677
Arches Buyer, Inc. 4.25%, 6/1/2028 (c)	3,127	2,941
Ardagh Metal Packaging Finance USA LLC 3.25%, 9/1/2028 (c)	4,170	3,812
Ascent Resources Utica Holdings LLC 8.25%, 12/31/2028 (c)	2,395	2,420
Athene Global Funding 5.62%, 5/8/2026 (c)	78	79
Avantor Funding, Inc.
4.63%, 7/15/2028 (c)	3,103	2,984
3.88%, 11/1/2029 (c)	1,863	1,720
Avianca Midco 2 plc 9.63%, 2/14/2030 (c)	1,092	953
Avis Budget Car Rental LLC
5.38%, 3/1/2029 (a) (c)	3,609	3,322
8.25%, 1/15/2030 (c)	551	550
Axalta Coating Systems LLC 4.75%, 6/15/2027 (c)	3,087	3,048
B&G Foods, Inc. 8.00%, 9/15/2028 (c)	2,834	2,812
Ball Corp. 6.88%, 3/15/2028	2,455	2,515
Bank of America Corp. (EURIBOR 3 Month + 0.95%), 1.10%, 5/24/2032 (b) (f)	EUR2,550	2,523
Bausch + Lomb Corp. 8.38%, 10/1/2028 (c)	3,550	3,688
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (c)	2,063	1,675
11.00%, 9/30/2028 (c)	1,725	1,622
Block, Inc. 2.75%, 6/1/2026	3,135	3,060
Boyd Gaming Corp. 4.75%, 12/1/2027	2,886	2,827
Brookfield Property REIT, Inc. REIT, 4.50%, 4/1/2027 (c)	136	132
Buckeye Partners LP 6.88%, 7/1/2029 (c)	1,255	1,279
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (c)	3,807	3,818
7.00%, 2/15/2030 (c)	1,909	1,954
California Resources Corp. 8.25%, 6/15/2029 (c)	2,297	2,190
Calpine Corp. 4.50%, 2/15/2028 (c)	2,661	2,603
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	17

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (c)	2,191	1,900
Carnival Corp.
7.63%, 3/1/2026 (c)	2,013	2,016
5.75%, 3/1/2027 (c)	2,875	2,865
6.00%, 5/1/2029 (c)	3,706	3,684
CCO Holdings LLC 6.38%, 9/1/2029 (c)	3,737	3,771
CEC Entertainment LLC 6.75%, 5/1/2026 (c)	2,616	2,569
Celanese US Holdings LLC
6.41%, 7/15/2027 (i)	574	579
6.60%, 11/15/2028 (i)	3,497	3,535
6.58%, 7/15/2029 (i)	2,031	2,048
Central Parent LLC 8.00%, 6/15/2029 (c)	2,197	1,945
Central Parent, Inc. 7.25%, 6/15/2029 (c)	1,416	1,214
Century Communities, Inc. 3.88%, 8/15/2029 (c)	2,637	2,352
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (c)	2,279	2,006
Chart Industries, Inc. 7.50%, 1/1/2030 (c)	2,052	2,129
Charter Communications Operating LLC
6.65%, 2/1/2034	50	52
6.38%, 10/23/2035	2,250	2,278
Chemours Co. (The) 5.75%, 11/15/2028 (c)	3,694	3,346
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (c)	78	77
Cinemark USA, Inc. 5.25%, 7/15/2028 (c)	2,804	2,753
Citigroup, Inc.
(SOFR + 0.76%), 1.12%, 1/28/2027 (f)	250	244
(SOFR + 1.34%), 4.54%, 9/19/2030 (f)	1,260	1,247
Civitas Resources, Inc. 8.38%, 7/1/2028 (a) (c)	3,535	3,473
Clarios Global LP
6.75%, 5/15/2028 (c)	2,473	2,512
6.75%, 2/15/2030 (c)	180	183
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (c)	4,143	3,909
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Clear Channel Outdoor Holdings, Inc.
9.00%, 9/15/2028 (c)	2,868	2,969
7.88%, 4/1/2030 (c)	971	971
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	559	552
6.88%, 11/1/2029 (c)	1,007	975
Cloud Software Group, Inc. 6.50%, 3/31/2029 (c)	3,945	3,946
Clydesdale Acquisition Holdings, Inc. 8.75%, 4/15/2030 (c)	2,777	2,861
Cogent Communications Group LLC 3.50%, 5/1/2026 (c)	2,453	2,406
Coinbase Global, Inc. 3.38%, 10/1/2028 (c)	3,247	2,989
CommScope LLC 4.75%, 9/1/2029 (c)	2,324	2,051
Community Health Systems, Inc.
5.63%, 3/15/2027 (c)	1,435	1,399
6.00%, 1/15/2029 (c)	3,657	3,407
Comstock Resources, Inc. 6.75%, 3/1/2029 (c)	3,545	3,379
Consolidated Communications, Inc. 6.50%, 10/1/2028 (c)	2,794	2,743
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (f)	2	2
CoreLogic, Inc. 4.50%, 5/1/2028 (c)	2,835	2,683
Credit Acceptance Corp.
9.25%, 12/15/2028 (c)	1,860	1,966
6.63%, 3/15/2030 (c)	1,133	1,112
Crescent Energy Finance LLC 9.25%, 2/15/2028 (c)	3,045	3,077
CSC Holdings LLC
11.25%, 5/15/2028 (c)	2,528	2,471
11.75%, 1/31/2029 (c)	2,496	2,360
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (c)	2,584	2,596
CVR Energy, Inc. 8.50%, 1/15/2029 (c)	2,567	2,359
CVR Partners LP 6.13%, 6/15/2028 (c)	736	711
Dcli Bidco LLC 7.75%, 11/15/2029 (c)	591	551
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Delek Logistics Partners LP 8.63%, 3/15/2029 (c)	3,093	3,175
Directv Financing LLC
5.88%, 8/15/2027 (c)	4,104	3,966
8.88%, 2/1/2030 (c)	2,994	2,857
Discovery Communications LLC 4.95%, 5/15/2042	50	36
Dominion Energy, Inc. 3.90%, 10/1/2025	100	100
Domtar Corp. 6.75%, 10/1/2028 (c)	1,140	955
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (c)	2,400	2,321
Edgewell Personal Care Co. 5.50%, 6/1/2028 (c)	3,385	3,325
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (a) (f)	1,548	1,474
Elastic NV 4.13%, 7/15/2029 (c)	2,619	2,472
Embecta Corp. 5.00%, 2/15/2030 (c)	2,515	2,264
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (c)	2,634	2,636
Encore Capital Group, Inc. 9.25%, 4/1/2029 (a) (c)	270	285
Energizer Holdings, Inc.
4.75%, 6/15/2028 (c)	2,221	2,140
4.38%, 3/31/2029 (c)	1,436	1,340
Energy Transfer LP
4.75%, 1/15/2026	100	100
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.83%), 7.13%, 10/1/2054 (f)	450	447
Entergy Corp. 0.90%, 9/15/2025	97	96
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (c)	3,061	3,116
Esab Corp. 6.25%, 4/15/2029 (c)	1,030	1,045
Ferrellgas LP
5.38%, 4/1/2026 (c)	2,057	2,000
5.88%, 4/1/2029 (c)	1,841	1,599
FirstCash, Inc. 4.63%, 9/1/2028 (c)	1,429	1,386
Five Point Operating Co. LP 10.50%, 1/15/2028 (c) (i)	2,374	2,413
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (c)	935	918
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Freedom Mortgage Corp.
7.63%, 5/1/2026 (c)	3,455	3,446
6.63%, 1/15/2027 (c)	851	845
12.00%, 10/1/2028 (c)	508	545
Freedom Mortgage Holdings LLC 9.25%, 2/1/2029 (c)	860	876
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (c)	3,247	3,243
5.00%, 5/1/2028 (c)	2,107	2,085
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (c)	1,451	1,500
Gap, Inc. (The) 3.63%, 10/1/2029 (c)	2,923	2,643
GCI LLC 4.75%, 10/15/2028 (c)	2,681	2,536
Gen Digital, Inc. 6.75%, 9/30/2027 (c)	2,943	2,991
General Motors Financial Co., Inc. 5.25%, 3/1/2026	150	150
GEO Group, Inc. (The) 8.63%, 4/15/2029	962	1,011
GFL Environmental, Inc. 4.38%, 8/15/2029 (c)	2,836	2,707
Global Net Lease, Inc. REIT, 3.75%, 12/15/2027 (c)	2,510	2,358
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (c)	1,336	1,324
Goldman Sachs Bank USA (SOFR + 0.77%), 5.12%, 3/18/2027 (f)	320	319
Goldman Sachs Group, Inc. (The) 0.88%, 1/21/2030 (b)	EUR600	619
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029 (a)	2,960	2,815
Gray Media, Inc. 10.50%, 7/15/2029 (a) (c)	3,338	3,426
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (c)	3,114	2,960
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (c)	278	277
Harvest Midstream I LP 7.50%, 9/1/2028 (c)	2,799	2,833
Heartland Dental LLC 10.50%, 4/30/2028 (c)	2,547	2,684
Herc Holdings, Inc. 5.50%, 7/15/2027 (c)	2,848	2,816
Hertz Corp. (The) 12.63%, 7/15/2029 (a) (c)	3,626	3,527
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	19

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Hess Midstream Operations LP
5.88%, 3/1/2028 (c)	633	634
6.50%, 6/1/2029 (c)	477	484
4.25%, 2/15/2030 (c)	1,484	1,393
Hilcorp Energy I LP 5.75%, 2/1/2029 (c)	2,669	2,499
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (c)	951	952
5.88%, 4/1/2029 (c)	312	315
HLF Financing Sarl LLC 12.25%, 4/15/2029 (c)	3,329	3,532
Howard Hughes Corp. (The) 4.13%, 2/1/2029 (c)	485	444
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (c)	2,397	2,491
Hunt Cos., Inc. 5.25%, 4/15/2029 (c)	1,544	1,467
Hyundai Capital America 4.30%, 9/24/2027 (c)	71	70
Icahn Enterprises LP
9.75%, 1/15/2029	1,534	1,514
4.38%, 2/1/2029	1,519	1,267
10.00%, 11/15/2029 (c)	770	753
ICITII 6.00%, 1/31/2033 ‡ (c)	9	7
Imola Merger Corp. 4.75%, 5/15/2029 (c)	2,318	2,213
Ingevity Corp. 3.88%, 11/1/2028 (c)	2,623	2,424
International Game Technology plc 4.13%, 4/15/2026 (c)	2,810	2,774
Iron Mountain, Inc.
REIT, 5.00%, 7/15/2028 (c)	1,496	1,463
REIT, 7.00%, 2/15/2029 (c)	2,245	2,306
ITT Holdings LLC 6.50%, 8/1/2029 (c)	1,887	1,723
Jazz Securities DAC 4.38%, 1/15/2029 (a) (c)	3,762	3,570
Jefferies Finance LLC 5.00%, 8/15/2028 (c)	2,283	2,124
KeHE Distributors LLC 9.00%, 2/15/2029 (c)	3,031	3,101
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	1,914	1,724
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (f)	1,450	1,519
Kinetik Holdings LP 6.63%, 12/15/2028 (c)	171	172
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
LABL, Inc. 5.88%, 11/1/2028 (c)	1,831	1,514
Lamar Media Corp.
3.75%, 2/15/2028	2,914	2,780
4.00%, 2/15/2030	441	412
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (c)	94	93
Level 3 Financing, Inc.
10.50%, 4/15/2029 (c)	3,370	3,731
4.88%, 6/15/2029 (c)	2,158	1,883
11.00%, 11/15/2029 (c)	250	279
4.50%, 4/1/2030 (c)	847	705
Liberty Mutual Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.31%), 4.13%, 12/15/2051 (c) (f)	724	684
Lithia Motors, Inc. 3.88%, 6/1/2029 (c)	2,960	2,748
Live Nation Entertainment, Inc.
4.75%, 10/15/2027 (c)	893	874
3.75%, 1/15/2028 (c)	3,304	3,158
Madison IAQ LLC 4.13%, 6/30/2028 (c)	2,777	2,651
Magnera Corp. 4.75%, 11/15/2029 (c)	2,663	2,321
Marathon Petroleum Corp. 4.70%, 5/1/2025	349	349
Matador Resources Co. 6.88%, 4/15/2028 (c)	420	418
Match Group Holdings II LLC 4.63%, 6/1/2028 (c)	2,479	2,386
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (c)	3,508	3,517
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (c)	2,885	2,826
Medline Borrower LP
3.88%, 4/1/2029 (c)	1,507	1,406
6.25%, 4/1/2029 (c)	3,723	3,752
5.25%, 10/1/2029 (c)	3,997	3,796
MGM Resorts International 4.75%, 10/15/2028	376	363
Michaels Cos., Inc. (The) 5.25%, 5/1/2028 (c)	2,710	1,412
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (c)	1,661	1,586
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Molina Healthcare, Inc. 4.38%, 6/15/2028 (c)	2,890	2,778
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027 (c)	753	753
5.50%, 8/15/2028 (c)	1,018	1,012
Navient Corp.
5.00%, 3/15/2027	944	935
4.88%, 3/15/2028	329	316
5.50%, 3/15/2029	2,214	2,096
NCL Corp. Ltd.
5.88%, 2/15/2027 (c)	3,629	3,612
8.13%, 1/15/2029 (c)	1,974	2,067
NCR Atleos Corp. 9.50%, 4/1/2029 (c)	3,428	3,688
NCR Voyix Corp. 5.00%, 10/1/2028 (c)	2,706	2,623
Necessity Retail REIT, Inc. REIT, 4.50%, 9/30/2028 (c)	1,830	1,726
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (c)	4,098	3,647
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (c)	3,154	2,859
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (c)	2,587	2,511
New Fortress Energy, Inc. 6.50%, 9/30/2026 (c)	2,969	2,432
Newell Brands, Inc.
6.38%, 9/15/2027	1,829	1,783
6.63%, 9/15/2029	544	510
Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028 (c)	1,778	942
Nexstar Media, Inc.
5.63%, 7/15/2027 (c)	1,479	1,465
4.75%, 11/1/2028 (a) (c)	1,656	1,559
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	250	251
NFE Financing LLC 12.00%, 11/15/2029 (c)	1,838	1,265
NGL Energy Operating LLC 8.13%, 2/15/2029 (c)	3,026	2,844
Nissan Motor Acceptance Co. LLC 2.00%, 3/9/2026 (c)	2,704	2,599
Noble Finance II LLC 8.00%, 4/15/2030 (c)	3,193	3,042
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (c)	2,707	2,673
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Novelis Corp.
3.25%, 11/15/2026 (c)	1,643	1,593
6.88%, 1/30/2030 (c)	2,099	2,129
NRG Energy, Inc. 3.38%, 2/15/2029 (c)	981	909
Olympus Water US Holding Corp.
4.25%, 10/1/2028 (c)	2,699	2,493
9.75%, 11/15/2028 (c)	2,372	2,472
ON Semiconductor Corp. 3.88%, 9/1/2028 (c)	1,000	945
OneMain Finance Corp.
3.50%, 1/15/2027	3,757	3,597
3.88%, 9/15/2028	943	873
9.00%, 1/15/2029	351	365
6.63%, 5/15/2029	1,996	2,002
OneSky Flight LLC 8.88%, 12/15/2029 (c)	2,441	2,464
Organon & Co. 4.13%, 4/30/2028 (c)	4,092	3,859
Outfront Media Capital LLC
5.00%, 8/15/2027 (c)	811	795
4.25%, 1/15/2029 (c)	1,699	1,578
Owens & Minor, Inc. 10.00%, 4/15/2030 (c)	469	484
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (c)	2,546	2,540
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (f)	1,114	1,072
Park Intermediate Holdings LLC REIT, 5.88%, 10/1/2028 (c)	960	937
Pattern Energy Operations LP 4.50%, 8/15/2028 (c)	264	251
PBF Holding Co. LLC 6.00%, 2/15/2028	3,172	2,799
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (c)	1,888	1,877
4.25%, 2/15/2029 (c)	183	171
Penske Automotive Group, Inc. 3.75%, 6/15/2029	2,553	2,367
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (c)	200	196
Performance Food Group, Inc. 5.50%, 10/15/2027 (c)	1,422	1,410
Permian Resources Operating LLC 8.00%, 4/15/2027 (c)	3,385	3,444
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	21

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
PetSmart, Inc.
4.75%, 2/15/2028 (c)	2,917	2,788
7.75%, 2/15/2029 (c)	2,022	1,883
PG&E Corp. 5.00%, 7/1/2028	2,012	1,963
Phinia, Inc. 6.75%, 4/15/2029 (c)	2,459	2,485
Pike Corp. 5.50%, 9/1/2028 (c)	2,554	2,508
Playtika Holding Corp. 4.25%, 3/15/2029 (c)	2,805	2,462
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (c)	3,375	3,218
Prime Security Services Borrower LLC
3.38%, 8/31/2027 (c)	1,622	1,547
6.25%, 1/15/2028 (c)	1,474	1,473
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (c)	155	147
QVC, Inc. 6.88%, 4/15/2029 (a) (c)	1,387	920
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (c)	1,347	1,428
Rand Parent LLC 8.50%, 2/15/2030 (a) (c)	2,778	2,583
Range Resources Corp. 8.25%, 1/15/2029	2,552	2,614
Realty Income Corp. REIT, 4.88%, 7/6/2030	EUR1,600	1,947
Reworld Holding Corp. 4.88%, 12/1/2029 (c)	2,556	2,388
Rithm Capital Corp. REIT, 8.00%, 4/1/2029 (c)	2,802	2,797
RLJ Lodging Trust LP REIT, 3.75%, 7/1/2026 (c)	3,062	3,002
Rocket Mortgage LLC
2.88%, 10/15/2026 (c)	3,860	3,725
3.63%, 3/1/2029 (c)	486	452
Rocket Software, Inc. 9.00%, 11/28/2028 (c)	2,721	2,804
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026 (c)	1,158	1,142
5.50%, 8/31/2026 (c)	2,568	2,569
5.38%, 7/15/2027 (c)	2,738	2,735
5.50%, 4/1/2028 (c)	784	783
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (c)	3,083	2,936
Sabre GLBL, Inc.
8.63%, 6/1/2027 (a) (c)	2,179	2,086
11.25%, 12/15/2027 (c)	1,622	1,630
10.75%, 11/15/2029 (c)	176	168
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Saks Global Enterprises LLC 11.00%, 12/15/2029 (c)	3,330	2,020
SBA Communications Corp.
REIT, 3.88%, 2/15/2027	2,803	2,742
REIT, 3.13%, 2/1/2029	3,028	2,805
SCIH Salt Holdings, Inc. 4.88%, 5/1/2028 (c)	3,275	3,137
SCIL IV LLC 5.38%, 11/1/2026 (c)	2,602	2,568
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (c)	2,085	1,589
Sealed Air Corp. 6.13%, 2/1/2028 (c)	1,995	2,010
Sensata Technologies BV 4.00%, 4/15/2029 (c)	3,157	2,904
Service Properties Trust REIT, 8.38%, 6/15/2029	404	395
Simmons Foods, Inc. 4.63%, 3/1/2029 (c)	3,028	2,813
Sirius XM Radio LLC
3.13%, 9/1/2026 (c)	1,729	1,683
4.00%, 7/15/2028 (c)	4,184	3,936
Sitio Royalties Operating Partnership LP 7.88%, 11/1/2028 (c)	719	739
SLM Corp.
3.13%, 11/2/2026	2,052	1,988
6.50%, 1/31/2030	1,065	1,099
SM Energy Co. 6.75%, 8/1/2029 (c)	991	925
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (c)	1,014	991
Somnigroup International, Inc. 4.00%, 4/15/2029 (c)	2,979	2,766
Sonic Automotive, Inc. 4.63%, 11/15/2029 (c)	939	881
Southern Power Co. 1.85%, 6/20/2026	EUR150	169
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (c)	2,358	2,509
Stagwell Global LLC 5.63%, 8/15/2029 (c)	3,317	3,130
Staples, Inc. 10.75%, 9/1/2029 (c)	3,871	3,354
Star Leasing Co. LLC 7.63%, 2/15/2030 (c)	2,578	2,312
Starwood Property Trust, Inc. REIT, 7.25%, 4/1/2029 (c)	3,140	3,256
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Sunoco LP
6.00%, 4/15/2027	694	692
7.00%, 9/15/2028 (c)	3,222	3,300
7.00%, 5/1/2029 (c)	256	263
Teleflex, Inc. 4.25%, 6/1/2028 (c)	1,421	1,361
Tenet Healthcare Corp.
4.63%, 6/15/2028	2,363	2,301
6.13%, 10/1/2028	3,580	3,571
4.38%, 1/15/2030	3,746	3,550
Tenneco, Inc. 8.00%, 11/17/2028 (c)	4,115	3,931
Time Warner Cable LLC 5.50%, 9/1/2041	2,650	2,270
TransDigm, Inc.
5.50%, 11/15/2027	3,178	3,163
6.75%, 8/15/2028 (c)	3,280	3,346
4.63%, 1/15/2029	3,677	3,537
6.38%, 3/1/2029 (c)	3,708	3,777
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (c)	1,718	1,702
Travel + Leisure Co. 6.63%, 7/31/2026 (c)	3,407	3,431
TriNet Group, Inc. 3.50%, 3/1/2029 (c)	2,601	2,372
Trinity Industries, Inc. 7.75%, 7/15/2028 (c)	2,487	2,564
Triumph Group, Inc. 9.00%, 3/15/2028 (c)	2,953	3,098
Tronox, Inc. 4.63%, 3/15/2029 (c)	3,321	2,688
TTM Technologies, Inc. 4.00%, 3/1/2029 (c)	2,402	2,233
Twilio, Inc. 3.63%, 3/15/2029	1,305	1,224
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (c)	1,349	1,343
5.75%, 6/15/2027 (c)	1,239	1,222
Uniti Group LP
REIT, 10.50%, 2/15/2028 (c)	3,340	3,546
REIT, 4.75%, 4/15/2028 (c)	2,976	2,848
Univision Communications, Inc.
6.63%, 6/1/2027 (c)	2,804	2,713
8.00%, 8/15/2028 (c)	3,328	3,233
4.50%, 5/1/2029 (c)	981	841
Urban One, Inc. 7.38%, 2/1/2028 (c)	1,765	847
US Acute Care Solutions LLC 9.75%, 5/15/2029 (c)	2,919	2,963
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
US Foods, Inc. 4.75%, 2/15/2029 (a) (c)	93	90
UWM Holdings LLC 6.63%, 2/1/2030 (c)	2,811	2,780
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (c)	3,000	2,748
6.25%, 1/15/2030 (c)	300	300
Venture Global LNG, Inc.
8.13%, 6/1/2028 (c)	3,557	3,532
9.50%, 2/1/2029 (c)	3,392	3,515
7.00%, 1/15/2030 (c)	3,835	3,613
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (c)	2,807	2,447
Viking Cruises Ltd. 7.00%, 2/15/2029 (c)	2,411	2,420
Vistra Operations Co. LLC 5.00%, 7/31/2027 (c)	2,538	2,516
Walgreens Boots Alliance, Inc. 8.13%, 8/15/2029 (a)	2,682	2,791
Warnermedia Holdings, Inc. 4.30%, 1/17/2030	EUR2,050	2,315
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (c)	2,979	2,949
Wayfair LLC 7.25%, 10/31/2029 (c)	2,976	2,718
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 ‡ (a) (c) (j)	197	83
WESCO Distribution, Inc.
7.25%, 6/15/2028 (c)	2,795	2,832
6.38%, 3/15/2029 (c)	1,878	1,903
Westlake Corp. 1.63%, 7/17/2029	EUR2,350	2,498
Williams Scotsman, Inc. 4.63%, 8/15/2028 (c)	2,476	2,381
Windstream Escrow LLC 7.75%, 8/15/2028 ‡	4	—
WPC Eurobond BV REIT, 1.35%, 4/15/2028	EUR2,350	2,543
WR Grace Holdings LLC 4.88%, 6/15/2027 (c)	1,075	1,041
Xerox Holdings Corp.
5.00%, 8/15/2025 (c)	213	211
5.50%, 8/15/2028 (a) (c)	2,247	1,439
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/2026 (c)	2,612	2,520
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	23

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
7.25%, 1/15/2029 (a) (c)	264	261
ZoomInfo Technologies LLC 3.88%, 2/1/2029 (c)	2,768	2,544
		724,709
Total Corporate Bonds (Cost $853,340)		852,743
Foreign Government Securities — 10.5%
Australia — 0.7%
Commonwealth of Australia
3.75%, 5/21/2034 (b)	AUD27,643	17,276
1.75%, 6/21/2051 (b)	AUD890	311
		17,587
Belgium — 0.4%
Dexia SA 0.25%, 12/10/2026 (b)	GBP4,200	5,266
Kingdom of Belgium
0.90%, 6/22/2029 (b)	EUR10	11
1.00%, 6/22/2031 (b)	EUR30	31
3.00%, 6/22/2034 (b)	EUR15	17
2.85%, 10/22/2034 (b)	EUR610	685
1.45%, 6/22/2037 (b)	EUR473	441
1.90%, 6/22/2038 (b)	EUR995	959
3.75%, 6/22/2045 (b)	EUR575	665
1.60%, 6/22/2047 (b)	EUR267	208
1.70%, 6/22/2050 (b)	EUR1,276	970
2.15%, 6/22/2066 (b)	EUR692	515
0.65%, 6/22/2071 (b)	EUR155	61
		9,829
Canada — 1.4%
Canada Government Bond
1.00%, 6/1/2027	CAD575	405
0.50%, 12/1/2030	CAD62	40
1.50%, 6/1/2031	CAD3,765	2,532
1.50%, 12/1/2031	CAD460	307
2.75%, 6/1/2033	CAD20	14
3.00%, 6/1/2034	CAD13,666	9,882
3.25%, 12/1/2034	CAD22,510	16,564
4.00%, 6/1/2041	CAD40	31
3.50%, 12/1/2045	CAD460	341
2.75%, 12/1/2048	CAD403	261
2.00%, 12/1/2051	CAD1,964	1,070
2.75%, 12/1/2064	CAD1,027	650
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Canada — continued
Province of Alberta 2.90%, 12/1/2028	CAD410	299
Province of British Columbia
4.70%, 6/18/2037	CAD880	680
2.95%, 6/18/2050	CAD505	284
Province of Ontario 0.01%, 11/25/2030 (b)	EUR5,800	5,693
		39,053
Chile — 0.0% ^
Republic of Chile 3.75%, 1/14/2032	EUR483	557
Czech Republic — 0.0% ^
Czech Republic 4.50%, 11/11/2032	CZK23,440	1,109
Denmark — 0.1%
Kingdom of Denmark
1.75%, 11/15/2025	DKK2,373	360
0.50%, 11/15/2027	DKK3,009	445
0.50%, 11/15/2029	DKK4,850	695
2.25%, 11/15/2033	DKK1,145	174
4.50%, 11/15/2039	DKK3,192	597
0.25%, 11/15/2052	DKK2,400	195
		2,466
Egypt — 0.0% ^
Arab Republic of Egypt 5.88%, 2/16/2031 (c)	500	403
France — 1.0%
French Republic
2.75%, 2/25/2029 (b)	EUR10	12
2.75%, 2/25/2030 (b)	EUR8,210	9,444
4.75%, 4/25/2035 (b)	EUR8,249	10,620
1.25%, 5/25/2036 (b)	EUR4,102	3,786
1.75%, 6/25/2039 (b)	EUR2,273	2,087
0.75%, 5/25/2053 (b)	EUR1,939	1,048
1.75%, 5/25/2066 (b)	EUR851	550
		27,547
Hungary — 0.5%
Hungary Government Bond
0.13%, 9/21/2028 (c)	EUR3,974	4,071
2.13%, 9/22/2031 (c)	1,158	939
5.38%, 9/12/2033 (b)	EUR300	355
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Hungary — continued
1.75%, 6/5/2035 (b)	EUR300	258
7.00%, 10/24/2035	HUF2,781,150	7,874
		13,497
Indonesia — 0.2%
Republic of Indonesia
3.88%, 1/15/2033	EUR622	704
6.63%, 2/15/2034	IDR62,329,000	3,712
		4,416
Italy — 1.1%
Buoni Poliennali del Tesoro
1.85%, 7/1/2025 (b)	EUR1	1
3.85%, 9/15/2026 (b)	EUR40	46
1.10%, 4/1/2027 (b)	EUR40	45
2.80%, 6/15/2029 (b)	EUR670	771
3.85%, 12/15/2029 (b)	EUR210	252
3.50%, 3/1/2030 (b)	EUR4,210	4,984
1.65%, 3/1/2032 (b)	EUR643	669
3.85%, 2/1/2035 (b)	EUR10,905	12,730
3.35%, 3/1/2035 (b)	EUR6,180	6,944
1.45%, 3/1/2036 (b)	EUR330	303
2.25%, 9/1/2036 (b)	EUR272	269
0.95%, 3/1/2037 (b)	EUR960	805
3.25%, 3/1/2038 (b)	EUR1,832	1,962
4.45%, 9/1/2043 (b)	EUR130	154
2.15%, 9/1/2052 (b)	EUR450	340
4.50%, 10/1/2053 (b)	EUR20	23
2.15%, 3/1/2072 (b)	EUR391	267
		30,565
Japan — 1.6%
Japan Bank for International Cooperation
4.25%, 1/26/2026	2,264	2,265
1.63%, 1/20/2027	674	649
Japan Government Bond
0.10%, 3/20/2031	JPY528,700	3,526
0.40%, 3/20/2036	JPY271,100	1,697
0.60%, 9/20/2037	JPY513,900	3,186
0.50%, 12/20/2038	JPY289,150	1,714
0.30%, 6/20/2039	JPY457,750	2,599
0.30%, 12/20/2039	JPY455,000	2,549
0.40%, 6/20/2040	JPY311,250	1,748
0.50%, 3/20/2041	JPY243,700	1,363
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Japan — continued
0.90%, 6/20/2042	JPY223,250	1,299
1.50%, 9/20/2043	JPY480,300	3,028
0.60%, 12/20/2046	JPY100,600	499
0.80%, 6/20/2047	JPY2,750	14
0.80%, 12/20/2047	JPY301,650	1,535
0.70%, 6/20/2048	JPY189,550	931
0.40%, 9/20/2049	JPY116,200	509
0.40%, 12/20/2049	JPY159,250	693
0.40%, 3/20/2050	JPY303,150	1,311
0.70%, 12/20/2050	JPY54,950	253
1.00%, 3/20/2052	JPY1,081,550	5,267
2.10%, 9/20/2054	JPY543,350	3,379
2.40%, 3/20/2055	JPY700,300	4,651
		44,665
Mexico — 0.5%
Mex Bonos Desarr Fix Rt 7.75%, 5/29/2031	MXN251,000	12,060
United Mexican States
5.40%, 2/9/2028	964	982
2.66%, 5/24/2031	1,110	942
		13,984
Netherlands — 0.1%
Kingdom of Netherlands
0.00%, 7/15/2030 (b)	EUR25	25
2.50%, 1/15/2033 (b)	EUR30	34
2.50%, 7/15/2034 (b)	EUR30	34
4.00%, 1/15/2037 (b)	EUR10	13
0.50%, 1/15/2040 (b)	EUR340	274
3.75%, 1/15/2042 (b)	EUR27	34
2.75%, 1/15/2047 (b)	EUR1,030	1,123
0.00%, 1/15/2052 (b)	EUR665	347
2.00%, 1/15/2054 (b)	EUR235	215
		2,099
Peru — 0.0% ^
Republic of Peru 1.86%, 12/1/2032	487	384
Romania — 0.0% ^
Romania Government Bond 2.00%, 4/14/2033 (c)	EUR1,470	1,230
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	25

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.75%, 1/18/2028 (c)	2,350	2,367
2.25%, 2/2/2033 (c)	914	755
		3,122
South Africa — 0.0% ^
Republic of South Africa 4.85%, 9/30/2029	900	847
South Korea — 0.3%
Export-Import Bank of Korea
0.75%, 9/21/2025	4,217	4,152
4.88%, 1/11/2026	1,394	1,395
Republic of Korea 0.00%, 9/16/2025	EUR1,276	1,432
		6,979
Spain — 0.9%
Bonos and Obligaciones del Estado
2.80%, 5/31/2026	EUR35	40
1.30%, 10/31/2026 (b)	EUR10	11
0.00%, 1/31/2027	EUR10	11
1.50%, 4/30/2027 (b)	EUR46	52
1.40%, 7/30/2028 (b)	EUR13	14
0.80%, 7/30/2029	EUR40	43
2.55%, 10/31/2032 (b)	EUR2,354	2,624
3.15%, 4/30/2033 (b)	EUR2,447	2,828
2.35%, 7/30/2033 (b)	EUR695	756
3.55%, 10/31/2033 (b)	EUR1,567	1,855
3.90%, 7/30/2039 (b)	EUR480	566
1.00%, 7/30/2042 (b)	EUR637	479
5.15%, 10/31/2044 (b)	EUR465	630
2.90%, 10/31/2046 (b)	EUR552	547
1.90%, 10/31/2052 (b)	EUR4,310	3,262
4.00%, 10/31/2054 (b)	EUR9,058	10,334
3.45%, 7/30/2066 (b)	EUR446	450
1.45%, 10/31/2071 (b)	EUR170	92
		24,594
Sweden — 0.1%
Kingdom of Sweden
1.00%, 11/12/2026 (b)	SEK5,010	512
0.75%, 5/12/2028 (b)	SEK1,985	199
0.75%, 11/12/2029 (b)	SEK5,915	579
3.50%, 3/30/2039 (b)	SEK2,505	290
0.50%, 11/24/2045 (b)	SEK470	33
		1,613
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Thailand — 0.2%
Kingdom of Thailand 2.80%, 6/17/2034	THB165,350	5,317
United Kingdom — 1.3%
United Kingdom of Great Britain and Northern Ireland
0.50%, 1/31/2029 (b)	GBP3,057	3,622
0.38%, 10/22/2030 (b)	GBP5,025	5,571
1.00%, 1/31/2032 (b)	GBP2,110	2,308
4.25%, 6/7/2032 (b)	GBP240	323
0.63%, 7/31/2035 (b)	GBP1,282	1,176
1.75%, 9/7/2037 (b)	GBP1,714	1,671
1.13%, 1/31/2039 (b)	GBP716	609
4.25%, 12/7/2040 (b)	GBP1,059	1,315
1.25%, 10/22/2041 (b)	GBP780	614
4.50%, 12/7/2042 (b)	GBP5,410	6,787
0.88%, 1/31/2046 (b)	GBP2,000	1,242
4.25%, 12/7/2046 (b)	GBP965	1,136
4.25%, 12/7/2049 (b)	GBP382	443
1.25%, 7/31/2051 (b)	GBP938	554
3.75%, 7/22/2052 (b)	GBP488	514
3.75%, 10/22/2053 (b)	GBP1,505	1,571
4.38%, 7/31/2054 (b)	GBP2,430	2,831
4.25%, 12/7/2055 (b)	GBP386	440
1.75%, 7/22/2057 (b)	GBP649	412
4.00%, 1/22/2060 (b)	GBP575	624
0.50%, 10/22/2061 (b)	GBP1,100	403
3.50%, 7/22/2068 (b)	GBP224	218
1.63%, 10/22/2071 (b)	GBP744	417
1.13%, 10/22/2073 (b)	GBP105	48
		34,849
Total Foreign Government Securities (Cost $294,823)		286,712
	SHARES (000)
Investment Companies — 4.2%
United States — 4.2%
JPMorgan Income Fund, Class R6 Shares (k)(Cost $115,690)	13,472	115,049
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 2.5%
U.S. Treasury Bonds 4.75%, 2/15/2045	935	941
U.S. Treasury Inflation Linked Notes 1.63%, 10/15/2029	12,544	12,749
U.S. Treasury Notes
4.25%, 1/31/2026 (l)	31,845	31,894
3.88%, 3/31/2027	3,196	3,211
4.50%, 5/15/2027	9,331	9,491
3.38%, 9/15/2027	200	199
3.88%, 3/15/2028	3,100	3,125
4.00%, 3/31/2030	1,890	1,914
4.13%, 3/31/2032	890	901
4.25%, 11/15/2034	2,475	2,494
4.63%, 2/15/2035	2,045	2,122
Total U.S. Treasury Obligations (Cost $68,939)		69,041
Supranational — 0.1%
Asian Development Bank, 3.40%, 9/10/2027 (b)	AUD3,030	1,933
Inter-American Development Bank, 4.40%, 1/26/2026	CAD614	451
Total Supranational (Cost $2,732)		2,384
Loan Assignments — 0.0% ‡ (m) ^
United States — 0.0% ^
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 (f)	327	158
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 (f)	903	714
FGI Operating Co. LLC, 1st Lien Term Loan 0.00%, 12/31/2024 (j) (n)	15	1
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50%), 15.92%, 6/30/2026 (f)	26	25
Total Loan Assignments (Cost $1,189)		898
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M2, 4.51%, 10/26/2048 (c) (n)	107	101
Series 2018-2, Class M3, 4.72%, 10/26/2048 (c) (n)	156	144
Total Commercial Mortgage-Backed Securities (Cost $263)		245
	SHARES (000)
Convertible Preferred Stocks — 0.0% ^
United States — 0.0% ^
Claire's Stores, Inc. ‡ * (e)(Cost $436)	—	202
	PRINCIPAL AMOUNT ($000)
Collateralized Mortgage Obligations — 0.0% ^
United States — 0.0% ^
CHL Mortgage Pass-Through Trust Series 2007-10, Class A4, 5.50%, 7/25/2037	—	—
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AF1, Class A4, 5.04%, 4/25/2036 (n)	—	—
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 4.79%, 1/25/2047 (n)	—	—
JPMorgan Mortgage Trust Series 2005-A8, Class 2A3, 5.73%, 11/25/2035 (n)	—	—
Total Collateralized Mortgage Obligations (Cost $—)		—
Short-Term Investments — 5.3%
Commercial Paper — 0.0% ^
BPCE SA, 4.62%, 11/6/2025 (c)	250	244
RWE AG, 4.70%, 7/2/2025 (c)	250	248
Total Commercial Paper (Cost $492)		492
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	27

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 3.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (k) (o) (Cost $105,198)	105,176	105,208
Investment of Cash Collateral from Securities Loaned — 1.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (k) (o) (Cost $37,855)	37,855	37,855
Total Short-Term Investments (Cost $143,545)		143,555
Total Investments — 100.2% (Cost $2,456,822)		2,726,675
Liabilities in Excess of Other Assets — (0.2)%		(6,025)
NET ASSETS — 100.0%		2,720,650

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CME	Chicago Mercantile Exchange
CVA	Certificaten Van Aandelen (Dutch Certificate)
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
GDR	Global Depositary Receipt
HUF	Hungarian Forint
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
JPY	Japanese Yen
JSC	Joint Stock Company
MXN	Mexican Peso
OYJ	Public Limited Company
PIK	Payment In Kind
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SEK	Swedish Krona
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
THB	Thai Baht

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $35,803.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Value is zero.
(e)	Fund is subject to legal or contractual restrictions on the resale of the security.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of April 30, 2025.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of April 30, 2025.

(i)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of April 30, 2025.

(j)	Defaulted security.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Funds	April 30, 2025

(n)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of April 30, 2025.

(o)	The rate shown is the current yield as of April 30, 2025.
Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Foreign Government Securities	10.5%
Banks	6.3
Oil, Gas & Consumable Fuels	4.4
Fixed Income	4.2
Semiconductors & Semiconductor Equipment	4.0
Hotels, Restaurants & Leisure	3.7
Software	3.7
Capital Markets	3.7
Media	2.6
U.S. Treasury Notes	2.5
Pharmaceuticals	2.4
Financial Services	2.3
Broadline Retail	2.3
Insurance	2.1
Interactive Media & Services	2.0
Health Care Providers & Services	1.9
Chemicals	1.9
Specialty Retail	1.7
Technology Hardware, Storage & Peripherals	1.7
Machinery	1.6
Aerospace & Defense	1.6
Health Care Equipment & Supplies	1.6
Electric Utilities	1.5
Diversified Telecommunication Services	1.2
Entertainment	1.2
Automobile Components	1.1
Commercial Services & Supplies	1.1
Biotechnology	1.0
Consumer Finance	1.0
Others (each less than 1.0%)	17.9
Short-Term Investments	5.3
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	29

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	148	06/06/2025	EUR	20,073	257
Euro-BTP	8	06/06/2025	EUR	1,090	5
Euro-Bund	281	06/06/2025	EUR	41,997	365
Euro-Schatz	1,138	06/06/2025	EUR	138,710	662
Japan 10 Year Mini Bond	138	06/12/2025	JPY	13,599	253
Japan 10 Year Bond	20	06/13/2025	JPY	19,706	363
Foreign Exchange EUR/USD	66	06/16/2025	USD	9,372	321
Foreign Exchange JPY/USD	373	06/16/2025	USD	32,798	865
Korea 10 Year Bond	150	06/17/2025	KRW	12,803	275
U.S. Treasury 10 Year Note	398	06/18/2025	USD	44,763	1,022
U.S. Treasury Ultra Bond	138	06/18/2025	USD	16,720	151
Canada 5 Year Bond	18	06/19/2025	CAD	1,511	9
MSCI EAFE Index	706	06/20/2025	USD	88,059	1,552
MSCI Emerging Markets Index	961	06/20/2025	USD	53,311	(1,205)
S&P 500 E-Mini Index	788	06/20/2025	USD	220,138	(3,950)
Long Gilt	41	06/26/2025	GBP	5,110	13
U.S. Treasury 2 Year Note	580	06/30/2025	USD	120,799	199
U.S. Treasury 5 Year Note	5,041	06/30/2025	USD	551,438	8,022
3 Month Euro Euribor	366	12/15/2025	EUR	101,951	417
					9,596
Short Contracts
Euro-Buxl 30 Year Bond	(120)	06/06/2025	EUR	(16,892)	(493)
Euro-OAT	(76)	06/06/2025	EUR	(10,831)	(202)
Short-Term Euro-BTP	(186)	06/06/2025	EUR	(22,797)	(67)
Australia 10 Year Bond	(146)	06/16/2025	AUD	(10,752)	(247)
U.S. Treasury 10 Year Note	(190)	06/18/2025	USD	(21,369)	(378)
U.S. Treasury 10 Year Ultra Note	(311)	06/18/2025	USD	(35,779)	496
Canada 10 Year Bond	(10)	06/19/2025	CAD	(897)	(1)
U.S. Treasury 5 Year Note	(374)	06/30/2025	USD	(40,912)	(473)
3 Month Euro Euribor	(103)	06/14/2027	EUR	(28,604)	(91)
3 Month Euro Euribor	(263)	12/13/2027	EUR	(72,921)	(288)
					(1,744)
					7,852

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Republic Won
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Funds	April 30, 2025

Forward foreign currency exchange contracts outstanding as of April 30, 2025 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	882	CAD	757	Citibank, NA	5/22/2025	16
AUD	851	EUR	473	Citibank, NA	5/22/2025	8
AUD	1,024	GBP	490	Citibank, NA	5/22/2025	3
AUD	840	NZD	901	Goldman Sachs International	5/22/2025	2
AUD	653	USD	406	HSBC Bank, NA	5/22/2025	12
AUD	4,646	USD	2,957	Morgan Stanley	5/22/2025	20
CAD	437	USD	314	Merrill Lynch International	5/22/2025	3
CAD	31,719	USD	22,878	Morgan Stanley	5/22/2025	154
CHF	542	EUR	576	Goldman Sachs International	5/22/2025	5
CHF	542	JPY	93,767	BNP Paribas	5/22/2025	1
CHF	439	SEK	5,132	BNP Paribas	5/22/2025	2
CHF	1,001	USD	1,214	Morgan Stanley	5/22/2025	2
CLP	423,465	USD	439	Goldman Sachs International**	5/22/2025	8
COP	4,530,571	USD	1,057	BNP Paribas**	5/22/2025	12
EUR	470	CHF	439	BNP Paribas	5/22/2025	— (a)
EUR	5,630	USD	6,231	Barclays Bank plc	5/22/2025	155
EUR	8,001	USD	8,748	HSBC Bank, NA	5/22/2025	328
GBP	406	CHF	435	BNP Paribas	5/22/2025	13
GBP	417	EUR	486	BNP Paribas	5/22/2025	5
GBP	2,166	USD	2,754	Barclays Bank plc	5/22/2025	133
GBP	354	USD	456	BNP Paribas	5/22/2025	16
GBP	6,168	USD	8,180	Goldman Sachs International	5/22/2025	40
IDR	20,456,538	USD	1,212	Barclays Bank plc**	5/22/2025	23
IDR	38,153,592	USD	2,269	Merrill Lynch International**	5/22/2025	35
ILS	4,381	USD	1,191	HSBC Bank, NA	5/22/2025	14
ILS	1,034	USD	284	Morgan Stanley	5/22/2025	1
JPY	94,057	EUR	578	Citibank, NA	5/22/2025	4
JPY	115,334	EUR	712	HSBC Bank, NA	5/22/2025	1
JPY	219,166	USD	1,488	Barclays Bank plc	5/22/2025	48
JPY	76,234	USD	528	Citibank, NA	5/22/2025	6
JPY	78,342	USD	536	Goldman Sachs International	5/22/2025	13
JPY	43,003	USD	300	Morgan Stanley	5/22/2025	2
KRW	17,659,837	USD	12,393	Standard Chartered Bank**	5/22/2025	22
MXN	8,045	USD	408	Citibank, NA	5/22/2025	1
MXN	72,312	USD	3,496	Morgan Stanley	5/22/2025	180
NOK	8,707	USD	825	HSBC Bank, NA	5/22/2025	12
NZD	6,741	USD	3,965	Morgan Stanley	5/22/2025	42
PEN	2,284	USD	613	BNP Paribas**	5/22/2025	9
SEK	24,251	USD	2,511	Barclays Bank plc	5/22/2025	1
SGD	2,628	USD	2,002	Goldman Sachs International	5/22/2025	12
THB	19,236	USD	575	Goldman Sachs International	5/22/2025	2
USD	562	DKK	3,677	Citibank, NA	5/22/2025	3
USD	26,837	EUR	23,558	BNP Paribas	5/22/2025	116
USD	2,831	GBP	2,113	Barclays Bank plc	5/22/2025	16
USD	12,934	JPY	1,832,994	HSBC Bank, NA	5/22/2025	84
USD	2,121	JPY	301,582	Morgan Stanley	5/22/2025	6
USD	8,376	MXN	164,491	HSBC Bank, NA	5/22/2025	11
USD	655	NZD	1,098	Goldman Sachs International	5/22/2025	2
USD	1,748	THB	58,196	Citibank, NA	5/22/2025	3
Total unrealized appreciation						1,607
CAD	750	AUD	882	Citibank, NA	5/22/2025	(20)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	31

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CAD	6,095	JPY	632,703	Goldman Sachs International	5/22/2025	(10)
CHF	432	EUR	469	Goldman Sachs International	5/22/2025	(7)
CHF	434	GBP	402	Citibank, NA	5/22/2025	(9)
CHF	4,647	USD	5,703	Goldman Sachs International	5/22/2025	(59)
CZK	7,809	USD	355	BNP Paribas	5/22/2025	(1)
CZK	5,381	USD	245	Citibank, NA	5/22/2025	— (a)
DKK	3,146	USD	480	Morgan Stanley	5/22/2025	(1)
EUR	473	AUD	844	Citibank, NA	5/22/2025	(4)
EUR	577	CHF	540	Morgan Stanley	5/22/2025	(1)
EUR	380	SGD	567	Standard Chartered Bank	5/22/2025	(4)
EUR	41,007	USD	46,659	BNP Paribas	5/22/2025	(147)
EUR	11,515	USD	13,145	Citibank, NA	5/22/2025	(85)
EUR	471	USD	536	Goldman Sachs International	5/22/2025	(2)
EUR	263	USD	299	HSBC Bank, NA	5/22/2025	(1)
EUR	6,940	USD	7,899	Morgan Stanley	5/22/2025	(28)
GBP	491	AUD	1,027	Goldman Sachs International	5/22/2025	(4)
GBP	210	AUD	439	HSBC Bank, NA	5/22/2025	(1)
GBP	372	USD	496	HSBC Bank, NA	5/22/2025	(1)
JPY	76,651	NZD	915	Morgan Stanley	5/22/2025	(7)
JPY	626,898	SGD	5,753	Goldman Sachs International	5/22/2025	(15)
JPY	2,952,192	USD	20,752	Barclays Bank plc	5/22/2025	(57)
JPY	10,257,505	USD	72,035	BNP Paribas	5/22/2025	(128)
JPY	42,479	USD	301	Citibank, NA	5/22/2025	(3)
NZD	980	USD	584	Morgan Stanley	5/22/2025	(2)
PLN	10,056	USD	2,680	Goldman Sachs International	5/22/2025	(21)
PLN	1,668	USD	442	Morgan Stanley	5/22/2025	(1)
RON	4,611	USD	1,054	Goldman Sachs International	5/22/2025	(6)
SEK	5,346	CHF	457	Goldman Sachs International	5/22/2025	(1)
SEK	7,644	USD	793	BNP Paribas	5/22/2025	(2)
USD	540	AUD	877	Citibank, NA	5/22/2025	(22)
USD	541	AUD	865	Goldman Sachs International	5/22/2025	(13)
USD	7,773	AUD	12,288	Morgan Stanley	5/22/2025	(99)
USD	959	CAD	1,335	BNP Paribas	5/22/2025	(10)
USD	654	CAD	906	Goldman Sachs International	5/22/2025	(4)
USD	31,070	CAD	42,989	Morgan Stanley	5/22/2025	(146)
USD	303	CHF	258	Morgan Stanley	5/22/2025	(11)
USD	5,438	EUR	4,941	BNP Paribas	5/22/2025	(166)
USD	5,702	GBP	4,287	BNP Paribas	5/22/2025	(11)
USD	3,879	GBP	2,964	Goldman Sachs International	5/22/2025	(70)
USD	5,517	HUF	1,988,165	Goldman Sachs International	5/22/2025	(46)
USD	1,759	HUF	630,025	HSBC Bank, NA	5/22/2025	(4)
USD	4,526	JPY	647,494	BNP Paribas	5/22/2025	(13)
USD	2,833	JPY	414,536	Goldman Sachs International	5/22/2025	(73)
USD	5,257	JPY	754,995	Morgan Stanley	5/22/2025	(36)
USD	273	KRW	397,738	Barclays Bank plc**	5/22/2025	(6)
USD	4,503	MXN	91,069	Goldman Sachs International	5/22/2025	(128)
USD	216	NZD	368	Morgan Stanley	5/22/2025	(2)
Total unrealized depreciation						(1,488)
Net unrealized appreciation						119

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Funds	April 30, 2025

CHF	Swiss Franc
CLP	Chile Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	33

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 34.0%
Angola — 0.0% ^
Azule Energy Finance plc 8.13%, 1/23/2030 (a)	700	670
Argentina — 0.0% ^
Pampa Energia SA 7.95%, 9/10/2031 (b)	383	388
Transportadora de Gas del Sur SA 8.50%, 7/24/2031 (b)	365	376
YPF Energia Electrica SA 7.88%, 10/16/2032 (a) (c)	400	391
YPF SA
8.50%, 6/27/2029 (b)	373	373
8.25%, 1/17/2034 (a)	1,000	974
		2,502
Australia — 0.1%
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	1,222	1,212
6.38%, 9/15/2032 (a)	1,414	1,377
Australia & New Zealand Banking Group Ltd. (SOFR + 0.56%), 4.91%, 3/18/2026 (a) (d)	262	262
Glencore Funding LLC
2.50%, 9/1/2030 (a)	40	35
2.63%, 9/23/2031 (a)	844	733
Scentre Group Trust 1, REIT 3.25%, 10/28/2025 (a)	51	51
		3,670
Austria — 0.0% ^
ams-OSRAM AG 12.25%, 3/30/2029 (a)	2,265	2,295
Bahrain — 0.0% ^
Bapco Energies BSC Closed 7.50%, 10/25/2027 (b)	1,150	1,177
Brazil — 0.1%
Braskem Netherlands Finance BV
7.25%, 2/13/2033 (a)	1,287	1,122
8.00%, 10/15/2034 (a)	975	865
Centrais Eletricas Brasileiras SA 6.50%, 1/11/2035 (a) (c)	900	871
CSN Resources SA 4.63%, 6/10/2031 (a)	900	682
FS Luxembourg Sarl
8.88%, 2/12/2031 (a)	415	415
8.88%, 2/12/2031 (b)	700	701
LD Celulose International GmbH 7.95%, 1/26/2032 (a)	600	615
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Brazil — continued
Minerva Luxembourg SA 8.88%, 9/13/2033 (a)	1,478	1,572
MV24 Capital BV 6.75%, 6/1/2034 (a)	511	488
Petrobras Global Finance BV 6.85%, 6/5/2115	300	261
Vale Overseas Ltd. 3.75%, 7/8/2030	12	11
Yinson Boronia Production BV 8.95%, 7/31/2042 (a) (c)	930	951
		8,554
Canada — 1.7%
1011778 BC ULC
3.88%, 1/15/2028 (a)	2,020	1,940
3.50%, 2/15/2029 (a)	936	875
4.00%, 10/15/2030 (a)	2,890	2,630
ATS Corp. 4.13%, 12/15/2028 (a)	1,150	1,067
Bank of Montreal
3.70%, 6/7/2025	318	318
5.72%, 9/25/2028	23	24
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.01%), 7.30%, 11/26/2084 (d) (e)	4,575	4,498
Bank of Nova Scotia (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.90%, 6/4/2025 (d) (e) (f) (g)	647	644
5.45%, 6/12/2025	310	310
5.65%, 2/1/2034	886	916
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (d) (e)	4,250	4,394
Baytex Energy Corp.
8.50%, 4/30/2030 (a)	5,005	4,651
7.38%, 3/15/2032 (a) (c)	2,378	2,050
Bombardier, Inc.
7.88%, 4/15/2027 (a)	2,582	2,588
7.50%, 2/1/2029 (a)	275	283
8.75%, 11/15/2030 (a)	1,478	1,584
7.25%, 7/1/2031 (a)	3,545	3,630
7.00%, 6/1/2032 (a) (c)	1,659	1,678
Canadian Imperial Bank of Commerce
3.95%, 8/4/2025	319	318
5.26%, 4/8/2029	1,257	1,290
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
Emera US Finance LP 2.64%, 6/15/2031	16	14
Emera, Inc. Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (d)	7,892	7,903
Enbridge, Inc.
Series 16-A, (3-MONTH CME TERM SOFR + 4.15%), 6.00%, 1/15/2077 (d)	1,924	1,885
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (d)	10,157	9,735
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.42%), 7.63%, 1/15/2083 (d)	4,061	4,142
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	575	620
Federation des Caisses Desjardins du Quebec
4.40%, 8/23/2025 (a)	317	317
5.70%, 3/14/2028 (a)	266	275
5.25%, 4/26/2029 (a) (c)	1,252	1,283
Garda World Security Corp.
4.63%, 2/15/2027 (a)	3,271	3,215
7.75%, 2/15/2028 (a)	1,627	1,679
8.38%, 11/15/2032 (a)	1,402	1,383
MEG Energy Corp. 5.88%, 2/1/2029 (a)	1,213	1,170
Northriver Midstream Finance LP 6.75%, 7/15/2032 (a)	1,512	1,502
NOVA Chemicals Corp.
5.00%, 5/1/2025 (a)	4,110	4,110
5.25%, 6/1/2027 (a)	5,626	5,561
8.50%, 11/15/2028 (a)	2,969	3,129
9.00%, 2/15/2030 (a)	6,114	6,533
Precision Drilling Corp.
7.13%, 1/15/2026 (a)	2,003	1,996
6.88%, 1/15/2029 (a)	168	158
RB Global Holdings, Inc.
6.75%, 3/15/2028 (a)	800	816
7.75%, 3/15/2031 (a)	1,024	1,074
Rogers Communications, Inc.
3.80%, 3/15/2032	790	722
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (a) (d)	4,421	4,305
Royal Bank of Canada
5.20%, 7/20/2026	177	179
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Canada — continued
(SOFRINDX + 0.46%), 4.84%, 8/3/2026 (d)	457	456
(SOFRINDX + 1.08%), 4.65%, 10/18/2030 (d)	970	968
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 7.50%, 5/2/2084 (d) (e)	9,026	9,272
Superior Plus LP 4.50%, 3/15/2029 (a)	1,621	1,513
Toronto-Dominion Bank (The)
1.20%, 6/3/2026	261	253
4.99%, 4/5/2029	854	871
4.46%, 6/8/2032	1,093	1,063
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (d) (e)	11,793	12,189
Transcanada Trust
Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (d)	2,598	2,560
(SOFR + 4.42%), 5.50%, 9/15/2079 (d)	7,546	7,159
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	1,138	1,168
		136,866
Colombia — 0.1%
Ecopetrol SA
8.63%, 1/19/2029	600	625
7.75%, 2/1/2032	1,330	1,268
8.38%, 1/19/2036	439	412
7.38%, 9/18/2043	412	334
5.88%, 5/28/2045	350	233
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (b)	950	814
		3,686
Denmark — 0.0% ^
Danske Bank A/S (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (d)	274	283
Finland — 0.1%
Amer Sports Co. 6.75%, 2/16/2031 (a)	4,350	4,398
Nordea Bank Abp
4.75%, 9/22/2025 (a)	317	317
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	35

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Finland — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (d) (e) (f) (g)	4,887	4,888
1.50%, 9/30/2026 (a)	578	556
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 6.30%, 9/25/2031 (a) (d) (e) (f) (g)	1,280	1,220
		11,379
France — 0.7%
Altice France SA
8.13%, 2/1/2027 (a)	3,019	2,763
5.50%, 1/15/2028 (a)	370	306
5.13%, 7/15/2029 (a)	3,800	3,100
5.50%, 10/15/2029 (a)	2,932	2,400
BNP Paribas SA
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (d)	500	499
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 9.25%, 11/17/2027 (a) (d) (e) (f) (g)	4,121	4,336
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (d) (e) (f) (g)	11,268	11,582
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (d)	880	897
BPCE SA
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (d)	1,791	1,766
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (d)	518	532
Credit Agricole SA
4.13%, 1/10/2027 (a)	482	479
5.13%, 3/11/2027 (a)	476	484
5.30%, 7/12/2028 (a) (c)	357	366
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 3.60%), 6.70%, 9/23/2034 (a) (d) (e) (f) (g)	9,970	9,441
(SOFR + 1.74%), 5.86%, 1/9/2036 (a) (d)	620	631
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (d)	604	610
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

France — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (a) (d) (e) (f) (g)	5,786	6,052
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (d)	1,091	1,053
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (a) (d)	897	905
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (d) (e) (f) (g)	3,500	3,455
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (d) (e) (f) (g)	5,432	4,743
		56,400
Georgia — 0.0% ^
Georgian Railway JSC 4.00%, 6/17/2028 (b)	700	620
Germany — 0.1%
Allianz SE (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (d)	2,200	2,134
BMW US Capital LLC
(SOFRINDX + 0.55%), 4.92%, 4/2/2026 (a) (d)	240	240
4.60%, 8/13/2027 (a)	250	251
Commerzbank AG (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 4.32%), 7.50%, 10/9/2030 (b) (d) (e) (f) (g)	1,400	1,385
Deutsche Bank AG, (SOFR + 1.87%), 2.13%, 11/24/2026 (d)	1,250	1,230
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (h)	878	1,033
IHO Verwaltungs GmbH
7.75% (Cash), 11/15/2030 (a) (i)	1,816	1,773
8.00% (Cash), 11/15/2032 (a) (i)	722	691
Mercedes-Benz Finance North America LLC 4.90%, 11/15/2027 (a)	250	252
Volkswagen Group of America Finance LLC (SOFR + 0.83%), 5.21%, 3/20/2026 (a) (d)	200	200
		9,189
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Guatemala — 0.0% ^
Energuate Trust 5.88%, 5/3/2027 (b)	1,147	1,129
Ireland — 0.0% ^
AerCap Ireland Capital DAC
6.45%, 4/15/2027	499	515
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (d)	1,247	1,252
AIB Group plc (SOFR + 3.46%), 7.58%, 10/14/2026 (a) (d)	621	628
Bank of Ireland Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (d)	464	466
EndoDesign 0.00%, 10/15/2024 ‡ (j)	925	—
		2,861
Israel — 0.0% ^
Energean Israel Finance Ltd. 8.50%, 9/30/2033 (b)	480	482
Italy — 0.1%
Fibercop SpA
Series 2033, 6.38%, 11/15/2033 (a)	856	817
Series 2034, 6.00%, 9/30/2034 (a)	4,233	3,909
Series 2038, 7.72%, 6/4/2038 (a)	488	484
Intesa Sanpaolo SpA 7.00%, 11/21/2025 (a)	323	327
Telecom Italia Capital SA
6.38%, 11/15/2033	144	144
6.00%, 9/30/2034 (c)	273	263
		5,944
Jamaica — 0.0% ^
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036 (a)	1,299	1,279
Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (d)	264	255
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (d)	663	637
Mizuho Financial Group, Inc.
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (d)	252	252
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Japan — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (d)	268	259
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (d)	267	273
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 5.59%, 7/10/2035 (d)	420	427
Sumitomo Mitsui Financial Group, Inc.
5.32%, 7/9/2029	377	387
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.28%), 6.60%, 6/5/2034 (d) (e) (f) (g)	2,696	2,629
		5,119
Luxembourg — 0.4%
Altice Financing SA 5.75%, 8/15/2029 (a)	4,343	3,203
Altice France Holding SA 10.50%, 5/15/2027 (a)	4,564	1,415
GCB144A Endo 0.00%, 4/1/2029 ‡	2,045	—
INEOS Finance plc
6.75%, 5/15/2028 (a)	1,877	1,832
7.50%, 4/15/2029 (a)	6,278	5,897
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	20,281	19,949
		32,296
Mexico — 0.3%
Braskem Idesa SAPI 7.45%, 11/15/2029 (b)	1,450	1,121
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (a)	686	679
Petroleos Mexicanos
6.49%, 1/23/2027	470	460
5.35%, 2/12/2028	1,900	1,753
6.50%, 1/23/2029	1,220	1,129
5.95%, 1/28/2031	1,460	1,207
6.70%, 2/16/2032	1,767	1,513
10.00%, 2/7/2033 (c)	3,275	3,267
10.00%, 2/7/2033	600	599
6.38%, 1/23/2045	900	589
5.63%, 1/23/2046	1,999	1,244
6.75%, 9/21/2047	850	568
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	37

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Mexico — continued
6.35%, 2/12/2048	500	317
7.69%, 1/23/2050	7,872	5,747
6.95%, 1/28/2060	2,900	1,928
Saavi Energia Sarl 8.88%, 2/10/2035 (a)	1,729	1,731
		23,852
Morocco — 0.1%
OCP SA
3.75%, 6/23/2031 (b)	950	836
6.88%, 4/25/2044 (b)	1,030	963
5.13%, 6/23/2051 (b)	1,000	730
7.50%, 5/2/2054 (a)	1,430	1,400
		3,929
Netherlands — 0.3%
Cooperatieve Rabobank UA
4.38%, 8/4/2025	354	353
3.75%, 7/21/2026	374	370
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (a) (d)	530	509
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (d)	552	567
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.45%, 3/5/2030 (a) (c) (d)	552	568
ING Groep NV
4.63%, 1/6/2026 (a)	250	250
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (d) (e) (f) (g)	8,357	8,220
3.95%, 3/29/2027	729	723
(SOFR + 1.01%), 1.73%, 4/1/2027 (d)	350	341
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (b) (d) (e) (f) (g)	5,125	5,311
Trivium Packaging Finance BV
5.50%, 8/15/2026 (a) (h)	2,341	2,318
8.50%, 8/15/2027 (a) (h)	2,586	2,556
		22,086
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Zealand — 0.0% ^
ASB Bank Ltd. 1.63%, 10/22/2026 (a)	262	252
Norway — 0.0% ^
DNB Bank ASA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (d)	669	660
(SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (d)	338	340
		1,000
Paraguay — 0.0% ^
Bioceanico Sovereign Certificate Ltd., Zero Coupon, 6/5/2034 (a)	333	259
Peru — 0.0% ^
Petroleos del Peru SA
4.75%, 6/19/2032 (a)	1,400	1,032
5.63%, 6/19/2047 (b)	600	365
		1,397
South Africa — 0.0% ^
Eskom Holdings SOC Ltd., 8.45%, 8/10/2028 (b)	1,200	1,213
Transnet SOC Ltd. 8.25%, 2/6/2028 (a)	1,600	1,609
		2,822
Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (d)	1,400	1,405
5.38%, 3/13/2029	400	411
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (d) (e) (f) (g)	10,409	11,210
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.55%, 3/14/2028 (d)	400	406
5.44%, 7/15/2031	1,200	1,239
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (d) (e) (f) (g)	9,800	11,071
6.94%, 11/7/2033	1,400	1,573
Grifols SA 4.75%, 10/15/2028 (a)	3,309	3,080
		30,395
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Sweden — 0.1%
Skandinaviska Enskilda Banken AB
1.40%, 11/19/2025 (a) (c)	336	331
5.38%, 3/5/2029 (a)	1,218	1,256
Svenska Handelsbanken AB
5.50%, 6/15/2028 (a)	856	882
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (d) (e) (f) (g)	2,800	2,478
		4,947
Switzerland — 0.3%
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.86%), 5.13%, 7/29/2026 (b) (d) (e) (f) (g)	1,356	1,327
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (d)	500	487
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.40%), 4.88%, 2/12/2027 (a) (d) (e) (f) (g)	1,661	1,588
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (d) (e) (f) (g)	2,264	2,446
(USD SOFR Spread-Adjusted ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (d)	288	297
(SOFR + 3.92%), 6.54%, 8/12/2033 (a) (d)	2,387	2,556
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (d) (e) (f) (g)	8,905	9,954
VistaJet Malta Finance plc 9.50%, 6/1/2028 (a) (c)	2,210	2,159
		20,814
Turkey — 0.0% ^
TC Ziraat Bankasi A/S
8.00%, 1/16/2029 (b)	1,400	1,425
7.25%, 2/4/2030 (a)	1,095	1,079
Turkiye Varlik Fonu Yonetimi A/S 8.25%, 2/14/2029 (b)	600	612
		3,116
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Kingdom — 0.9%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	2,570	2,407
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 8.00%, 3/15/2029 (d) (e) (f) (g)	2,749	2,808
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 5.78%), 9.63%, 12/15/2029 (d) (e) (f) (g)	1,500	1,638
(SOFR + 1.74%), 5.69%, 3/12/2030 (d)	221	227
BAT Capital Corp.
5.83%, 2/20/2031	835	869
5.35%, 8/15/2032	525	528
Connect Finco SARL 9.00%, 9/15/2029 (a)	895	837
HSBC Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.00%, 3/7/2028 (d) (e) (f) (g)	8,840	9,181
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	663	624
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (d) (e) (f) (g)	6,541	5,719
(SOFR + 1.52%), 5.73%, 5/17/2032 (d)	1,232	1,275
(SOFR + 1.19%), 2.80%, 5/24/2032 (d)	1,201	1,057
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 6.95%, 3/11/2034 (d) (e) (f) (g)	3,700	3,607
INEOS Quattro Finance 2 plc 9.63%, 3/15/2029 (a) (c)	1,867	1,797
Lloyds Banking Group plc
4.45%, 5/8/2025	400	400
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.75%, 6/27/2026 (d) (e) (f) (g)	5,231	5,220
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (d)	645	645
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	39

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (d)	318	322
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 6.75%, 9/27/2031 (d) (e) (f) (g)	2,000	1,874
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (d)	2,100	2,127
Mead Johnson Nutrition Co., 4.13%, 11/15/2025	111	111
Nationwide Building Society
1.00%, 8/28/2025 (a)	333	329
5.13%, 7/29/2029 (a)	663	675
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (d) (e) (f) (g)	6,017	5,980
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (d) (e) (f) (g)	3,952	4,081
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (d)	3,080	3,133
Santander UK Group Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (d)	300	297
(SOFR + 2.75%), 6.83%, 11/21/2026 (d)	1,127	1,138
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.17%, 1/9/2027 (a) (d)	492	496
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.98%), 7.75%, 8/15/2027 (a) (d) (e) (f) (g)	3,866	3,914
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.57%), 7.88%, 3/8/2030 (a) (d) (e) (f) (g)	2,500	2,502
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Kingdom — continued
Virgin Media Secured Finance plc 5.50%, 5/15/2029 (a)	4,520	4,352
Vodafone Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (d)	6,106	5,425
		75,595
United States — 28.1%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	6,675	6,536
AbbVie, Inc.
4.88%, 3/15/2030	985	1,007
4.05%, 11/21/2039	37	32
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	3,249	3,181
5.00%, 4/15/2029 (a)	2,430	2,297
7.38%, 3/15/2033 (a)	688	687
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	5,180	4,500
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	4,030	4,013
Acushnet Co. 7.38%, 10/15/2028 (a)	1,028	1,064
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	3,226	3,254
8.25%, 4/15/2031 (a)	6,149	6,087
7.50%, 2/15/2033 (a) (c)	2,262	2,143
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	4,280	4,039
4.88%, 7/15/2032 (a)	6,428	6,062
Aethon United BR LP 7.50%, 10/1/2029 (a)	1,847	1,854
Air Lease Corp.
3.75%, 6/1/2026	15	15
5.85%, 12/15/2027	232	239
Albertsons Cos., Inc.
3.25%, 3/15/2026 (a)	4,172	4,094
4.63%, 1/15/2027 (a)	7,330	7,247
5.88%, 2/15/2028 (a)	3,301	3,298
3.50%, 3/15/2029 (a)	6,048	5,641
4.88%, 2/15/2030 (a)	884	854
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (a)	4,466	4,601
Alexandria Real Estate Equities, Inc., REIT
2.75%, 12/15/2029	18	16
2.95%, 3/15/2034	7	6
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	4,340	4,161
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	3,507	3,442
5.88%, 6/1/2029 (a)	8,589	8,583
3.75%, 1/30/2031 (a)	1,315	1,181
Allstate Corp. (The) (3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (d)	2,669	2,651
Ally Financial, Inc.
5.75%, 11/20/2025	2,990	2,994
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028 (d) (f) (g)	5,049	4,272
Altria Group, Inc.
4.80%, 2/14/2029	18	18
5.63%, 2/6/2035	185	187
American Airlines, Inc.
5.50%, 4/20/2026 (a)	5,397	5,361
5.75%, 4/20/2029 (a)	10,303	9,993
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027 (c)	4,510	4,398
6.88%, 7/1/2028 (c)	4,578	4,406
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	3,615	3,489
American Electric Power Co., Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.88%, 2/15/2062 (d)	2,949	2,770
American Express Co.
3.95%, 8/1/2025	102	102
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (d) (f) (g)	6,137	5,872
(SOFR + 0.93%), 5.04%, 7/26/2028 (d)	209	212
American Honda Finance Corp. (SOFR + 0.50%), 4.87%, 10/10/2025 (d)	169	169
American Tower Corp., REIT
1.45%, 9/15/2026	22	21
1.50%, 1/31/2028	74	68
5.00%, 1/31/2030	955	970
2.10%, 6/15/2030	27	24
AmeriGas Partners LP
5.88%, 8/20/2026	2,830	2,796
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
5.75%, 5/20/2027	1,214	1,160
9.38%, 6/1/2028 (a)	2,065	2,052
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	3,941	3,937
ANGI Group LLC 3.88%, 8/15/2028 (a)	1,433	1,306
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	776	773
5.75%, 1/15/2028 (a)	4,175	4,150
5.38%, 6/15/2029 (a)	4,452	4,345
Antero Resources Corp.
7.63%, 2/1/2029 (a)	1,744	1,782
5.38%, 3/1/2030 (a)	1,432	1,386
Anywhere Real Estate Group LLC 5.25%, 4/15/2030 (a)	5,203	3,822
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	2,586	2,414
4.75%, 10/15/2029 (a)	2,037	1,916
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	4,810	4,732
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	1,775	1,669
6.13%, 12/1/2028 (a)	649	580
Archrock Partners LP
6.88%, 4/1/2027 (a)	635	634
6.25%, 4/1/2028 (a)	2,766	2,761
6.63%, 9/1/2032 (a)	1,689	1,679
Ardagh Metal Packaging Finance USA LLC 6.00%, 6/15/2027 (a)	687	684
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	3,785	3,339
5.25%, 8/15/2027 (a)	8,915	4,101
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	422	409
4.63%, 11/15/2029 (a)	4,479	4,212
4.75%, 3/1/2030	430	402
Ascent Resources Utica Holdings LLC
8.25%, 12/31/2028 (a)	2,712	2,740
5.88%, 6/30/2029 (a)	1,122	1,089
6.63%, 10/15/2032 (a)	1,487	1,471
ASGN, Inc. 4.63%, 5/15/2028 (a)	638	607
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	280	268
Athene Global Funding 4.86%, 8/27/2026 (a)	212	213
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	41

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
ATI, Inc.
5.88%, 12/1/2027	1,861	1,857
4.88%, 10/1/2029	1,655	1,581
7.25%, 8/15/2030	1,915	1,992
5.13%, 10/1/2031	1,240	1,174
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	7,346	7,065
Avient Corp. 7.13%, 8/1/2030 (a)	1,175	1,198
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	4,568	4,431
4.75%, 4/1/2028 (a) (c)	8,130	7,564
5.38%, 3/1/2029 (a) (c)	530	488
8.25%, 1/15/2030 (a) (c)	3,976	3,967
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	832	862
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	4,833	4,772
3.38%, 2/15/2029 (a)	4,680	4,335
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	504	513
Bank of America Corp.
Series DD, (3-MONTH CME TERM SOFR + 4.81%), 6.30%, 3/10/2026 (d) (f) (g)	4,459	4,463
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (d) (f) (g)	2,627	2,517
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (d) (f) (g)	2,778	2,771
Series FF, (3-MONTH CME TERM SOFR + 3.19%), 5.88%, 3/15/2028 (d) (f) (g)	4,378	4,332
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (d) (f) (g)	4,600	4,602
(3-MONTH CME TERM SOFR + 1.44%), 3.19%, 7/23/2030 (d)	464	438
(SOFR + 1.21%), 2.57%, 10/20/2032 (d)	694	603
(SOFR + 1.83%), 4.57%, 4/27/2033 (d)	950	920
(SOFR + 1.65%), 5.47%, 1/23/2035 (d)	673	683
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (d)	3,252	2,713
Bank of New York Mellon Corp. (The)
Series F, (3-MONTH CME TERM SOFR + 3.39%), 4.63%, 9/20/2026 (d) (f) (g)	6,537	6,391
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.30%), 6.30%, 3/20/2030 (d) (f) (g)	1,362	1,368
(SOFRINDX + 2.07%), 5.83%, 10/25/2033 (d)	22	23
Bath & Body Works, Inc.
5.25%, 2/1/2028	50	50
6.88%, 11/1/2035	997	997
6.75%, 7/1/2036	2,162	2,127
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	745	774
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	5,600	5,461
8.50%, 1/31/2027 (a)	3,952	3,754
Bausch Health Cos., Inc.
5.00%, 1/30/2028 (a)	2,194	1,680
4.88%, 6/1/2028 (a)	4,771	3,875
5.00%, 2/15/2029 (a)	4,668	2,955
6.25%, 2/15/2029 (a)	2,065	1,353
5.25%, 1/30/2030 (a)	8,398	4,916
5.25%, 2/15/2031 (a)	3,262	1,761
Baxter International, Inc. 2.54%, 2/1/2032	490	419
Beacon Roofing Supply, Inc. 6.75%, 4/30/2032 (a)	3,650	3,659
Big River Steel LLC 6.63%, 1/31/2029 (a)	3,183	3,203
Biogen, Inc. 4.05%, 9/15/2025	150	149
Block, Inc.
2.75%, 6/1/2026	1,985	1,937
3.50%, 6/1/2031	766	684
6.50%, 5/15/2032 (a)	4,941	5,041
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	1,675	1,667
7.00%, 7/15/2029 (a)	1,417	1,441
7.25%, 7/15/2032 (a)	1,040	1,066
Boise Cascade Co. 4.88%, 7/1/2030 (a)	852	804
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	983	916
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	3,600	3,426
BP Capital Markets America, Inc., 3.02%, 1/16/2027	258	253
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (f) (g)	2,196	2,084
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.45%, 12/1/2033 (d) (f) (g)	1,918	1,910
Brink's Co. (The)
4.63%, 10/15/2027 (a)	3,980	3,918
6.50%, 6/15/2029 (a)	1,087	1,107
Broadcom, Inc.
4.30%, 11/15/2032	32	31
2.60%, 2/15/2033 (a)	445	375
Buckeye Partners LP
3.95%, 12/1/2026	240	234
4.50%, 3/1/2028 (a)	5,175	4,989
6.75%, 2/1/2030 (a)	994	1,011
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	1,160	1,113
4.25%, 2/1/2032 (a)	3,138	2,826
6.38%, 6/15/2032 (a)	3,510	3,530
6.38%, 3/1/2034 (a)	2,310	2,293
Bunge Ltd. Finance Corp., 1.63%, 8/17/2025	170	168
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	2,624	2,521
4.13%, 4/15/2029 (a)	4,624	4,397
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	27	27
4.63%, 10/15/2029 (a)	2,525	2,331
7.00%, 2/15/2030 (a)	2,690	2,754
6.50%, 2/15/2032 (a)	5,678	5,708
California Resources Corp. 7.13%, 2/1/2026 (a)	1,062	1,055
Calpine Corp.
4.63%, 2/1/2029 (a)	1,117	1,080
5.00%, 2/1/2031 (a)	2,357	2,267
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (d) (f) (g)	5,396	5,125
Cardinal Health, Inc. 4.70%, 11/15/2026	62	62
Carnival Corp.
5.75%, 3/1/2027 (a)	4,414	4,398
4.00%, 8/1/2028 (a)	3,156	3,010
6.00%, 5/1/2029 (a)	2,183	2,170
7.00%, 8/15/2029 (a)	1,239	1,292
6.13%, 2/15/2033 (a)	4,243	4,207
Carpenter Technology Corp.
6.38%, 7/15/2028	1,466	1,467
7.63%, 3/15/2030	870	895
CCO Holdings LLC
5.13%, 5/1/2027 (a)	4,309	4,250
5.00%, 2/1/2028 (a)	17,291	16,870
5.38%, 6/1/2029 (a)	8,620	8,432
4.75%, 3/1/2030 (a)	34,981	33,023
4.50%, 8/15/2030 (a)	17,732	16,466
4.25%, 2/1/2031 (a)	16,121	14,566
4.75%, 2/1/2032 (a)	50	45
4.50%, 5/1/2032	1,400	1,244
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	3,398	2,916
Cencora, Inc. 2.70%, 3/15/2031	535	479
Central Garden & Pet Co.
5.13%, 2/1/2028	6,555	6,480
4.13%, 10/15/2030 (c)	3,579	3,278
Charles Schwab Corp. (The)
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.38%, 6/1/2025 (d) (f) (g)	1,012	1,009
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (d) (f) (g)	1,182	1,145
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (d) (f) (g)	10,584	9,235
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	5,783	6,000
9.50%, 1/1/2031 (a)	611	651
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	43

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Charter Communications Operating LLC
2.30%, 2/1/2032	185	150
6.65%, 2/1/2034	610	631
Chemours Co. (The)
5.75%, 11/15/2028 (a)	9,029	8,179
8.00%, 1/15/2033 (a)	1,590	1,433
Cheniere Energy Partners LP
4.50%, 10/1/2029	4,325	4,225
4.00%, 3/1/2031	1,000	935
3.25%, 1/31/2032	37	32
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (a)	155	153
Chord Energy Corp. 6.75%, 3/15/2033 (a)	1,974	1,921
Ciena Corp. 4.00%, 1/31/2030 (a)	2,329	2,157
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	2,165	2,126
7.00%, 8/1/2032 (a)	995	1,017
Citibank NA 4.93%, 8/6/2026	250	252
Citigroup, Inc.
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (d) (f) (g)	1,480	1,478
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (d) (f) (g)	5,615	5,461
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (d) (f) (g)	4,682	4,696
(SOFR + 0.77%), 1.12%, 1/28/2027 (d)	250	244
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (f) (g)	4,928	4,860
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (d) (f) (g)	1,880	1,805
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (d) (f) (g)	3,789	3,712
(SOFR + 2.11%), 2.57%, 6/3/2031 (d)	972	870
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	464	400
(SOFR + 1.35%), 3.06%, 1/25/2033 (d)	850	747
(SOFR + 1.94%), 3.79%, 3/17/2033 (d)	913	839
Series DD, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.76%), 7.00%, 8/15/2034 (d) (f) (g)	6,264	6,215
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	4,442	4,364
8.63%, 11/1/2030 (a)	2,721	2,622
8.75%, 7/1/2031 (a)	2,840	2,699
Clarios Global LP
6.25%, 5/15/2026 (a)	3,644	3,644
8.50%, 5/15/2027 (a)	3,430	3,443
6.75%, 5/15/2028 (a)	2,747	2,790
6.75%, 2/15/2030 (a) (c)	1,449	1,474
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	2,541	2,398
4.88%, 7/1/2029 (a)	2,948	2,679
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	9,104	8,852
7.75%, 4/15/2028 (a)	4,871	4,043
9.00%, 9/15/2028 (a)	4,165	4,311
7.50%, 6/1/2029 (a) (c)	7,957	6,522
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	3,278	2,988
6.88%, 11/1/2029 (a)	2,609	2,527
6.75%, 4/15/2030 (a)	2,747	2,645
4.88%, 3/1/2031 (a)	1,772	1,520
7.50%, 9/15/2031 (a)	1,367	1,323
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029 (a)	147	148
6.75%, 4/15/2032 (a)	5,545	5,670
CMS Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (d)	3,823	3,580
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.50%, 6/1/2055 (d)	1,100	1,072
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	828	762
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
CNX Resources Corp. 7.38%, 1/15/2031 (a)	2,491	2,494
Coherent Corp. 5.00%, 12/15/2029 (a)	9,100	8,712
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	1,628	1,498
3.63%, 10/1/2031 (a)	1,795	1,558
Columbia Pipelines Operating Co. LLC 5.93%, 8/15/2030 (a)	540	565
CommScope LLC
8.25%, 3/1/2027 (a)	7,245	6,599
4.75%, 9/1/2029 (a)	4,091	3,611
9.50%, 12/15/2031 (a)	1,080	1,105
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	1,098	1,071
6.00%, 1/15/2029 (a)	3,295	3,070
6.13%, 4/1/2030 (a)	540	368
5.25%, 5/15/2030 (a)	8,907	7,599
4.75%, 2/15/2031 (a)	2,958	2,442
10.88%, 1/15/2032 (a)	2,999	3,096
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	8,561	8,160
5.88%, 1/15/2030 (a)	2,507	2,269
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a)	1,101	1,127
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	4,085	3,755
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (i)	13,330	13,912
5.63% (Cash), 5/15/2027 (a) (c) (i)	8,013	6,535
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (d)	3,996	4,040
CoreCivic, Inc. 8.25%, 4/15/2029	4,255	4,485
Coty, Inc.
5.00%, 4/15/2026 (a)	775	770
4.75%, 1/15/2029 (a)	880	847
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	7,190	7,267
7.63%, 4/1/2032 (a)	3,986	3,622
7.38%, 1/15/2033 (a)	2,320	2,053
Crown Castle, Inc., REIT
3.65%, 9/1/2027	55	54
4.90%, 9/1/2029	1,035	1,037
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
CSC Holdings LLC
5.38%, 2/1/2028 (a)	3,222	2,816
11.25%, 5/15/2028 (a)	1,567	1,532
6.50%, 2/1/2029 (a)	10,417	8,519
3.38%, 2/15/2031 (a)	1,735	1,158
4.50%, 11/15/2031 (a)	2,518	1,712
Dana, Inc. 5.63%, 6/15/2028	1,809	1,794
DaVita, Inc.
4.63%, 6/1/2030 (a)	9,025	8,394
3.75%, 2/15/2031 (a)	6,536	5,746
6.88%, 9/1/2032 (a)	1,691	1,707
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	2,452	2,344
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	1,469	1,529
Directv Financing LLC 5.88%, 8/15/2027 (a)	4,425	4,277
DISH DBS Corp.
7.75%, 7/1/2026	10,126	8,802
5.25%, 12/1/2026 (a)	10,065	9,159
5.75%, 12/1/2028 (a)	2,450	2,058
DISH Network Corp. 11.75%, 11/15/2027 (a)	12,080	12,695
DOC DR LLC, REIT
3.95%, 1/15/2028	13	13
2.63%, 11/1/2031	4	3
Dominion Energy, Inc.
3.90%, 10/1/2025	150	150
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (d) (f) (g)	3,390	3,287
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (d)	1,144	1,188
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (d)	1,754	1,804
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (d)	2,345	2,306
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (c)	2,736	1,891
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	4,705	4,416
4.38%, 6/15/2031 (a)	1,677	1,545
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	45

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.45%, 9/1/2054 (d)	4,343	4,352
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	5,847	5,507
EchoStar Corp.
10.75%, 11/30/2029	5,220	5,520
6.75% (PIK), 11/30/2030 (i)	2,742	2,478
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	3,152	3,097
4.13%, 4/1/2029 (a)	2,842	2,656
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (h)	2,365	2,394
Embarq LLC 8.00%, 6/1/2036	4,000	1,800
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	1,421	915
EMRLD Borrower LP
6.63%, 12/15/2030 (a)	9,227	9,357
6.75%, 7/15/2031 (a)	1,287	1,312
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028 (a)	6,339	6,344
8.75%, 5/1/2031 (a)	2,280	2,321
Encompass Health Corp.
5.75%, 9/15/2025	1,338	1,335
4.75%, 2/1/2030 (c)	2,556	2,484
4.63%, 4/1/2031 (c)	4,745	4,517
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a) (c)	945	983
Energizer Holdings, Inc.
6.50%, 12/31/2027 (a)	1,513	1,518
4.75%, 6/15/2028 (a)	6,415	6,181
4.38%, 3/31/2029 (a)	7,756	7,236
Energy Transfer LP
4.75%, 1/15/2026	200	200
7.38%, 2/1/2031 (a)	995	1,041
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (d)	636	660
Enpro, Inc. 5.75%, 10/15/2026	50	50
Entegris, Inc.
4.38%, 4/15/2028 (a)	2,146	2,074
4.75%, 4/15/2029 (a)	5,001	4,867
3.63%, 5/1/2029 (a) (c)	3,009	2,770
5.95%, 6/15/2030 (a)	7,392	7,377
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Entergy Corp.
0.90%, 9/15/2025	97	96
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (d)	1,531	1,539
Enterprise Products Operating LLC Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (d)	3,227	3,122
EQT Corp.
7.50%, 6/1/2027 (a)	2,955	3,000
4.50%, 1/15/2029 (a)	1,646	1,597
7.50%, 6/1/2030 (a)	2,365	2,543
4.75%, 1/15/2031 (a)	5,576	5,385
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	6,588	6,705
8.63%, 5/15/2032 (a)	820	837
8.00%, 3/15/2033 (a)	1,336	1,319
Equitable Financial Life Global Funding
5.50%, 12/2/2025 (a)	272	273
4.88%, 11/19/2027 (a)	132	134
Esab Corp. 6.25%, 4/15/2029 (a)	1,862	1,889
Escrow Rite Aid 0.00%, 12/31/2049 ‡	967	—
Exelon Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (d)	2,690	2,674
Expand Energy Corp.
5.88%, 2/1/2029 (a)	575	573
6.75%, 4/15/2029 (a)	11,991	12,078
5.38%, 3/15/2030	5,142	5,105
4.75%, 2/1/2032	918	861
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	1,295	1,242
Fertitta Entertainment LLC 4.63%, 1/15/2029 (a)	208	193
Fifth Third Bancorp
Series L, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.22%), 4.50%, 9/30/2025 (d) (f) (g)	2,903	2,867
(SOFRINDX + 2.19%), 6.36%, 10/27/2028 (d)	301	313
(SOFR + 1.84%), 5.63%, 1/29/2032 (d)	398	408
Ford Motor Credit Co. LLC
4.69%, 6/9/2025	9,424	9,411
5.13%, 6/16/2025	7,621	7,615
4.13%, 8/4/2025	3,842	3,825
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.39%, 1/8/2026	5,270	5,215
6.95%, 3/6/2026	1,712	1,729
6.95%, 6/10/2026	1,864	1,884
4.54%, 8/1/2026	2,052	2,019
2.70%, 8/10/2026	2,049	1,969
4.27%, 1/9/2027	8,068	7,842
2.90%, 2/16/2028	1,455	1,332
6.80%, 5/12/2028	1,944	1,973
2.90%, 2/10/2029	880	783
7.20%, 6/10/2030	896	922
4.00%, 11/13/2030	3,339	2,972
Foundry JV Holdco LLC 5.50%, 1/25/2031 (a)	200	203
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	2,125	2,123
5.00%, 5/1/2028 (a)	10,138	10,033
6.75%, 5/1/2029 (a)	1,345	1,351
5.88%, 11/1/2029	50	50
6.00%, 1/15/2030 (a)	114	114
8.75%, 5/15/2030 (a)	2,138	2,238
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	2,750	2,486
Gartner, Inc.
4.50%, 7/1/2028 (a)	1,975	1,947
3.63%, 6/15/2029 (a)	1,138	1,067
3.75%, 10/1/2030 (a)	469	432
Gates Corp. 6.88%, 7/1/2029 (a)	873	886
GCI LLC 4.75%, 10/15/2028 (a)	8,852	8,374
General Motors Financial Co., Inc.
5.25%, 3/1/2026	250	250
4.30%, 4/6/2029	490	473
Genesis Energy LP
7.75%, 2/1/2028	3,701	3,687
8.25%, 1/15/2029	871	885
8.88%, 4/15/2030	2,535	2,587
7.88%, 5/15/2032	799	777
GEO Group, Inc. (The) 8.63%, 4/15/2029	2,603	2,736
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	4,027	3,836
4.75%, 6/15/2029 (a)	2,885	2,799
6.75%, 1/15/2031 (a)	4,377	4,550
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	3,005	2,858
7.50%, 4/15/2032 (a)	2,995	2,938
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Global Medical Response, Inc. 10.00% (Blend (Cash 9.25% + PIK 0.75%)), 10/31/2028 (a) (i)	2,330	2,330
Global Payments, Inc.
3.20%, 8/15/2029	43	40
2.90%, 11/15/2031	12	10
Goat Holdco LLC 6.75%, 2/1/2032 (a)	1,182	1,155
Goldman Sachs Bank USA (SOFR + 0.77%), 5.12%, 3/18/2027 (d)	320	319
Goldman Sachs Group, Inc. (The)
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 7.19%, 8/10/2025 (d) (f) (g)	1,490	1,479
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 7.56%, 8/10/2025 (d) (f) (g)	1,809	1,806
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (d) (f) (g)	5,607	5,412
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (d) (f) (g)	1,830	1,749
(SOFR + 0.91%), 1.95%, 10/21/2027 (d)	19	18
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	15	15
(SOFR + 1.85%), 3.62%, 3/15/2028 (d)	983	967
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (d) (f) (g)	4,001	4,143
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (f) (g)	6,484	6,612
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (d) (f) (g)	4,610	4,547
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	486	427
(SOFR + 1.25%), 2.38%, 7/21/2032 (d)	464	400
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	47

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 1.26%), 2.65%, 10/21/2032 (d)	16	14
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (d) (f) (g)	5,630	5,308
(SOFR + 1.55%), 5.33%, 7/23/2035 (d)	149	148
(SOFR + 1.42%), 5.02%, 10/23/2035 (d)	1,805	1,749
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	3,268	3,252
5.00%, 7/15/2029	5,732	5,452
5.25%, 7/15/2031 (c)	1,189	1,108
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	1,006	984
Gray Media, Inc.
7.00%, 5/15/2027 (a) (c)	5,897	5,737
10.50%, 7/15/2029 (a)	7,900	8,109
4.75%, 10/15/2030 (a) (c)	3,000	1,777
5.38%, 11/15/2031 (a)	1,274	760
Griffon Corp. 5.75%, 3/1/2028	4,655	4,593
Group 1 Automotive, Inc.
4.00%, 8/15/2028 (a)	1,271	1,208
6.38%, 1/15/2030 (a)	1,187	1,199
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	2,718	2,679
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	1,660	1,720
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	1,661	1,690
HCA, Inc.
2.38%, 7/15/2031	73	62
5.60%, 4/1/2034	600	603
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	50	47
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	3,841	3,798
6.63%, 6/15/2029 (a)	2,268	2,241
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	3,713	3,101
12.63%, 7/15/2029 (a) (c)	5,580	5,427
5.00%, 12/1/2029 (a) (c)	8,062	4,967
Hertz Corp. (The), Escrow
6.25%, 10/15/2022 ‡ (j)	1,106	88
5.50%, 10/15/2024 ‡ (j)	11,828	769
7.13%, 8/1/2026 ‡ (j)	5,505	1,129
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
6.00%, 1/15/2028 ‡ (j)	5,450	1,022
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	812	814
6.50%, 6/1/2029 (a)	1,763	1,790
4.25%, 2/15/2030 (a)	2,708	2,542
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	351	340
6.00%, 4/15/2030 (a)	1,791	1,635
6.25%, 4/15/2032 (a)	1,490	1,296
6.88%, 5/15/2034 (a)	552	469
Hillenbrand, Inc.
5.00%, 9/15/2026 (h)	815	803
6.25%, 2/15/2029	769	765
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	2,807	2,809
5.88%, 4/1/2029 (a)	1,254	1,267
3.75%, 5/1/2029 (a)	1,645	1,547
4.88%, 1/15/2030	1,463	1,434
6.13%, 4/1/2032 (a)	1,184	1,200
5.88%, 3/15/2033 (a)	2,680	2,679
Hologic, Inc. 3.25%, 2/15/2029 (a)	4,592	4,288
Howard Midstream Energy Partners LLC
8.88%, 7/15/2028 (a)	2,815	2,926
7.38%, 7/15/2032 (a)	1,430	1,464
Hughes Satellite Systems Corp. 6.63%, 8/1/2026 (c)	3,046	2,474
Huntington Bancshares, Inc. Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 4.05%), 4.45%, 10/15/2027 (d) (f) (g)	357	340
Hyundai Capital America
1.65%, 9/17/2026 (a)	37	35
4.30%, 9/24/2027 (a)	141	139
2.10%, 9/15/2028 (a)	18	16
ICITII 6.00%, 1/31/2033 ‡ (a)	840	672
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a) (c)	9,635	7,440
10.88%, 5/1/2030 (a) (c)	4,810	2,020
7.75%, 8/15/2030 (a)	2,842	2,026
ILFC E-Capital Trust I (3-MONTH CME TERM SOFR + 1.81%), 6.12%, 12/21/2065 (a) (d)	2,263	1,825
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
ILFC E-Capital Trust II (3-MONTH CME TERM SOFR + 2.06%), 6.37%, 12/21/2065 (a) (d)	2,205	1,823
Imola Merger Corp. 4.75%, 5/15/2029 (a)	10,829	10,340
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	897	910
IQVIA, Inc.
5.00%, 10/15/2026 (a)	7,250	7,203
5.00%, 5/15/2027 (a)	2,786	2,764
6.50%, 5/15/2030 (a)	750	762
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (a)	3,155	3,111
5.25%, 3/15/2028 (a)	2,317	2,281
5.00%, 7/15/2028 (a)	409	400
5.25%, 7/15/2030 (a)	2,822	2,735
4.50%, 2/15/2031 (a)	2,811	2,604
6.25%, 1/15/2033 (a)	364	363
ITC Holdings Corp., 2.95%, 5/14/2030 (a)	34	31
JELD-WEN, Inc.
4.88%, 12/15/2027 (a)	3,250	3,002
7.00%, 9/1/2032 (a) (c)	1,695	1,489
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	3,962	3,650
Kimco Realty OP LLC, REIT 2.25%, 12/1/2031	10	9
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	1,210	1,219
5.88%, 6/15/2030 (a)	2,451	2,395
Knife River Corp. 7.75%, 5/1/2031 (a)	3,094	3,236
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	1,796	1,824
LABL, Inc. 8.63%, 10/1/2031 (a)	543	444
Lamar Media Corp. 4.00%, 2/15/2030	500	467
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	6,785	6,365
LD Holdings Group LLC 8.75%, 11/1/2027 (a)	535	488
Lear Corp. 2.60%, 1/15/2032	5	4
Leidos, Inc. 5.40%, 3/15/2032	207	209
Level 3 Financing, Inc.
4.88%, 6/15/2029 (a) (c)	3,892	3,396
11.00%, 11/15/2029 (a)	2,319	2,592
3.88%, 10/15/2030 (a) (c)	1,239	977
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
10.75%, 12/15/2030 (a)	1,600	1,771
Liberty Interactive LLC 8.25%, 2/1/2030	1,702	635
Lithia Motors, Inc. 4.38%, 1/15/2031 (a)	1,604	1,473
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	4,097	4,072
6.50%, 5/15/2027 (a)	10,261	10,371
4.75%, 10/15/2027 (a)	8,509	8,329
3.75%, 1/15/2028 (a)	2,273	2,173
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	2,184	2,053
5.38%, 6/15/2029 (a)	4,316	3,442
4.13%, 4/15/2030 (a)	8,787	8,216
10.00%, 10/15/2032 (a)	715	713
M/I Homes, Inc. 4.95%, 2/1/2028	262	256
Madison IAQ LLC
4.13%, 6/30/2028 (a)	1,815	1,733
5.88%, 6/30/2029 (a) (c)	6,049	5,720
Mallinckrodt International Finance SA 14.75%, 11/14/2028 (a)	2,929	3,064
Marathon Petroleum Corp., 4.70%, 5/1/2025	215	215
Markel Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 6/1/2025 (d) (f) (g)	1,127	1,123
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	36	34
4.50%, 6/15/2029 (a)	971	886
Mars, Inc.
4.60%, 3/1/2028 (a)	430	435
4.80%, 3/1/2030 (a)	250	253
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	2,004	2,009
Matador Resources Co.
6.50%, 4/15/2032 (a)	1,944	1,872
6.25%, 4/15/2033 (a)	2,751	2,597
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	15,319	15,359
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	4,100	4,016
Medline Borrower LP
3.88%, 4/1/2029 (a)	10,847	10,118
6.25%, 4/1/2029 (a)	4,007	4,038
5.25%, 10/1/2029 (a)	5,150	4,891
MetLife Capital Trust IV 7.88%, 12/15/2037 (a)	7,992	8,617
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	49

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
MetLife, Inc. Series D, (3-MONTH CME TERM SOFR + 3.22%), 5.88%, 3/15/2028 (d) (f) (g)	106	107
MGM Resorts International
6.13%, 9/15/2029	2,478	2,467
6.50%, 4/15/2032 (c)	3,131	3,085
Microchip Technology, Inc. 4.25%, 9/1/2025	250	250
Midcontinent Communications 8.00%, 8/15/2032 (a)	2,213	2,256
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	1,874	1,880
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	1,762	1,763
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	1,256	1,132
Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	1,150	1,105
Moog, Inc. 4.25%, 12/15/2027 (a)	356	343
Morgan Stanley
(SOFR + 0.86%), 1.51%, 7/20/2027 (d)	40	39
(SOFR + 1.61%), 4.21%, 4/20/2028 (d)	20	20
(SOFR + 1.45%), 5.17%, 1/16/2030 (d)	619	630
(SOFR + 1.02%), 1.93%, 4/28/2032 (d)	18	15
(SOFR + 1.20%), 2.51%, 10/20/2032 (d)	948	818
(SOFR + 1.73%), 5.47%, 1/18/2035 (d)	673	680
(SOFR + 1.56%), 5.32%, 7/19/2035 (d)	130	129
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	817	824
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	5	4
Morgan Stanley Bank NA (SOFR + 1.08%), 4.95%, 1/14/2028 (d)	455	459
MPT Operating Partnership LP, REIT 8.50%, 2/15/2032 (a)	1,686	1,713
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027 (a)	430	430
5.50%, 8/15/2028 (a)	1,311	1,303
6.50%, 8/1/2029 (a)	200	203
5.13%, 12/15/2030 (a)	2,225	2,222
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
5.75%, 11/15/2031 (a)	4,470	4,487
7.13%, 2/1/2032 (a)	1,602	1,662
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	4,744	5,104
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	510	494
5.13%, 4/15/2029 (a)	5,726	5,506
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	1,187	1,076
New Albertsons LP
7.75%, 6/15/2026	1,535	1,575
6.63%, 6/1/2028	613	631
7.45%, 8/1/2029	392	411
8.00%, 5/1/2031	2,108	2,235
Newell Brands, Inc.
5.70%, 4/1/2026 (h)	5,381	5,310
6.38%, 9/15/2027	1,335	1,301
6.63%, 9/15/2029	1,966	1,844
6.38%, 5/15/2030	1,470	1,338
6.63%, 5/15/2032	629	564
6.87%, 4/1/2036 (h)	1,192	1,038
News Corp.
3.88%, 5/15/2029 (a)	4,395	4,135
5.13%, 2/15/2032 (a)	2,490	2,375
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	12,024	11,912
4.75%, 11/1/2028 (a) (c)	6,590	6,206
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	500	502
5.05%, 3/15/2030	990	1,006
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (d)	1,617	1,633
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (d)	1,100	1,109
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (d)	1,180	1,182
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (d)	945	950
(3-MONTH SOFR + 3.16%), 5.65%, 5/1/2079 (d)	3,683	3,558
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	2,582	2,427
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
8.38%, 2/15/2032 (a)	2,255	2,056
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (d)	3,014	3,054
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.53%), 6.38%, 3/31/2055 (d)	2,550	2,488
Noble Finance II LLC 8.00%, 4/15/2030 (a)	1,809	1,724
Novelis Corp.
3.25%, 11/15/2026 (a)	2,558	2,481
4.75%, 1/30/2030 (a)	4,690	4,361
6.88%, 1/30/2030 (a)	648	657
NRG Energy, Inc.
5.75%, 1/15/2028	1,086	1,090
3.38%, 2/15/2029 (a)	2,175	2,016
5.25%, 6/15/2029 (a)	3,177	3,139
5.75%, 7/15/2029 (a)	185	184
3.88%, 2/15/2032 (a)	762	682
6.00%, 2/1/2033 (a)	2,220	2,197
7.00%, 3/15/2033 (a)	1,272	1,370
NuStar Logistics LP
6.00%, 6/1/2026	3,036	3,037
6.38%, 10/1/2030	2,015	2,046
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	4,166	3,938
OneMain Finance Corp.
7.13%, 3/15/2026	4,252	4,289
3.50%, 1/15/2027	1,875	1,795
6.63%, 1/15/2028	3,483	3,507
3.88%, 9/15/2028	370	342
9.00%, 1/15/2029	287	299
ONEOK, Inc.
4.85%, 7/15/2026	649	649
5.60%, 4/1/2044	522	465
Organon & Co.
4.13%, 4/30/2028 (a)	6,828	6,440
5.13%, 4/30/2031 (a)	6,281	5,272
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	235	230
4.25%, 1/15/2029 (a)	986	916
7.38%, 2/15/2031 (a)	3,643	3,815
Owens & Minor, Inc.
4.50%, 3/31/2029 (a) (c)	4,242	3,438
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
6.63%, 4/1/2030 (a) (c)	2,204	1,876
10.00%, 4/15/2030 (a)	1,878	1,938
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	2,223	2,217
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (j)	6,648	—
Paramount Global (3-MONTH SOFR + 3.90%), 6.25%, 2/28/2057 (d)	2,363	2,181
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	200	196
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	2,555	2,534
4.25%, 8/1/2029 (a)	7,702	7,290
6.13%, 9/15/2032 (a)	1,119	1,119
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	2,380	2,422
9.88%, 7/15/2031 (a)	4,657	5,043
7.00%, 1/15/2032 (a)	2,596	2,613
6.25%, 2/1/2033 (a)	2,008	1,964
Perrigo Finance Unlimited Co. Series USD, 6.13%, 9/30/2032	1,413	1,403
PetSmart, Inc.
4.75%, 2/15/2028 (a)	5,361	5,124
7.75%, 2/15/2029 (a)	4,906	4,569
PG&E Corp.
5.00%, 7/1/2028	3,418	3,334
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (d)	2,693	2,614
Philip Morris International, Inc.
5.13%, 2/15/2030	590	605
4.38%, 4/30/2030	205	204
Pike Corp.
5.50%, 9/1/2028 (a)	2,908	2,856
8.63%, 1/31/2031 (a)	797	836
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	2,542	2,454
PNC Bank NA (SOFR + 0.50%), 4.78%, 1/15/2027 (d)	250	250
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (d) (f) (g)	10,908	10,259
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	51

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Series V, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.24%), 6.20%, 9/15/2027 (d) (f) (g)	5,543	5,539
(SOFR + 1.34%), 5.30%, 1/21/2028 (d)	214	217
(SOFR + 1.62%), 5.35%, 12/2/2028 (d)	123	126
(SOFR + 1.90%), 5.68%, 1/22/2035 (d)	673	686
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	7,148	7,016
6.25%, 2/15/2032 (a)	2,167	2,184
PPL Capital Funding, Inc. Series A, (3-MONTH CME TERM SOFR + 2.93%), 7.23%, 3/30/2067 (d)	7,617	7,446
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	1,057	1,065
Prestige Brands, Inc.
5.13%, 1/15/2028 (a)	282	280
3.75%, 4/1/2031 (a)	1,071	967
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	6,073	6,067
3.38%, 8/31/2027 (a)	1,981	1,889
Primo Water Holdings, Inc.
6.25%, 4/1/2029 (a)	2,758	2,743
4.38%, 4/30/2029 (a)	315	299
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.13%, 3/1/2052 (d)	3,169	2,978
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (d)	286	284
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.75%, 3/1/2053 (d)	3,054	3,135
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (d)	2,743	2,752
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	6,184	6,219
QVC, Inc. 6.88%, 4/15/2029 (a)	43	29
Qwest Corp. 7.25%, 9/15/2025	325	324
Radiology Partners, Inc. 7.78% (Blend (Cash 4.28% + PIK 3.50%)), 1/31/2029 (a) (c) (i)	2,360	2,277
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Range Resources Corp.
4.88%, 5/15/2025	3,190	3,187
8.25%, 1/15/2029	3,867	3,960
4.75%, 2/15/2030 (a)	252	238
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	2,240	2,185
Regal Rexnord Corp.
6.05%, 4/15/2028	2,162	2,218
6.30%, 2/15/2030	1,822	1,882
6.40%, 4/15/2033	2,552	2,600
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	2,896	2,873
RHP Hotel Properties LP, REIT
4.75%, 10/15/2027	7,265	7,129
7.25%, 7/15/2028 (a)	929	955
4.50%, 2/15/2029 (a)	7,243	6,931
6.50%, 4/1/2032 (a)	3,195	3,184
RingCentral, Inc. 8.50%, 8/15/2030 (a)	3,717	3,908
Rite Aid Corp.
8.00%, 10/18/2024 ‡	2,765	—
7.50%, 7/1/2025 ‡ (j)	3,803	—
8.00%, 11/15/2026 ‡ (j)	6,024	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32% (PIK), 8/30/2031 ‡ (a) (d) (i)	1,027	—
15.00% (PIK), 8/30/2031 ‡ (i)	4,375	—
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	2,759	2,663
3.63%, 3/1/2029 (a)	3,048	2,835
4.00%, 10/15/2033 (a)	466	403
Rockies Express Pipeline LLC
4.80%, 5/15/2030 (a)	1,170	1,096
6.75%, 3/15/2033 (a)	1,396	1,418
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	2,372	2,354
6.25%, 3/15/2032 (a)	5,835	5,922
6.00%, 2/1/2033 (a)	4,021	4,032
RXO, Inc. 7.50%, 11/15/2027 (a)	2,956	3,005
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	212	214
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	2,069	1,255
SBA Communications Corp., REIT
3.88%, 2/15/2027	1,140	1,115
3.13%, 2/1/2029	1,040	964
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,180	2,157
4.50%, 10/15/2029	3,957	3,690
4.00%, 4/1/2031	2,829	2,478
4.38%, 2/1/2032	4,777	4,162
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	2,582	2,045
Seagate HDD Cayman
8.25%, 12/15/2029	2,385	2,557
8.50%, 7/15/2031	565	604
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025 (d) (f) (g)	5,542	5,468
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (d)	1,453	1,331
Sensata Technologies BV
4.00%, 4/15/2029 (a)	5,555	5,110
5.88%, 9/1/2030 (a)	2,070	2,015
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a) (c)	878	767
6.63%, 7/15/2032 (a)	400	396
Service Corp. International
7.50%, 4/1/2027	2,735	2,800
4.63%, 12/15/2027	197	194
5.13%, 6/1/2029	10	10
3.38%, 8/15/2030	2,353	2,107
4.00%, 5/15/2031	915	835
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	2,401	2,435
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (i)	10,358	8,763
9.75%, 10/1/2027 (a)	1,580	1,572
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a)	2,890	2,695
5.50%, 3/1/2030 (a) (c)	684	492
8.13%, 2/15/2033 (a)	1,765	1,747
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	22,830	21,477
5.50%, 7/1/2029 (a)	11,185	10,890
3.88%, 9/1/2031 (a) (c)	81	70
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Six Flags Entertainment Corp.
7.00%, 7/1/2025 (a)	384	384
5.38%, 4/15/2027	2,150	2,140
5.25%, 7/15/2029	2,230	2,120
7.25%, 5/15/2031 (a)	2,398	2,431
6.63%, 5/1/2032 (a)	4,614	4,655
SM Energy Co.
6.75%, 9/15/2026	2,398	2,376
6.63%, 1/15/2027	3,335	3,277
6.50%, 7/15/2028	1,787	1,713
6.75%, 8/1/2029 (a)	2,043	1,907
7.00%, 8/1/2032 (a) (c)	1,749	1,612
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	2,140	2,196
Snap, Inc. 6.88%, 3/1/2033 (a)	1,019	1,018
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	7,570	7,028
3.88%, 10/15/2031 (a)	2,990	2,625
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a) (c)	4,036	3,786
4.88%, 11/15/2031 (a) (c)	3,449	3,149
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	2,502	2,566
Southern Co. (The)
Series 21-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.75%, 9/15/2051 (d)	2,900	2,808
Series 2025, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 6.38%, 3/15/2055 (d)	1,174	1,196
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	729	602
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	2,541	2,704
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	10,578	10,526
6.50%, 6/1/2032 (a)	705	715
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,221	4,927
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	4,629	4,687
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	1,647	1,635
4.75%, 1/15/2028 (a)	6,985	6,836
4.38%, 7/15/2030 (a)	215	201
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	53

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Staples, Inc.
10.75%, 9/1/2029 (a)	9,155	7,932
12.75%, 1/15/2030 (a)	5,152	2,997
Starwood Property Trust, Inc., REIT 7.25%, 4/1/2029 (a)	1,222	1,267
State Street Corp.
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (f) (g)	8,012	8,040
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (d) (f) (g)	3,100	3,113
(SOFR + 1.57%), 4.82%, 1/26/2034 (d)	464	456
Stryker Corp. 4.85%, 2/10/2030	1,005	1,019
Sunoco LP
5.88%, 3/15/2028	433	431
7.00%, 5/1/2029 (a)	1,157	1,190
4.50%, 5/15/2029	2,780	2,634
4.50%, 4/30/2030	4,232	3,983
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (c)	2,300	2,295
Synaptics, Inc. 4.00%, 6/15/2029 (a)	2,089	1,931
Synopsys, Inc. 4.85%, 4/1/2030	875	885
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	7	7
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	2,575	2,504
7.38%, 2/15/2029 (a)	1,583	1,577
6.00%, 12/31/2030 (a)	1,933	1,800
6.00%, 9/1/2031 (a)	5,087	4,690
Targa Resources Partners LP
6.50%, 7/15/2027	4,000	4,016
6.88%, 1/15/2029	1,906	1,946
TEGNA, Inc.
4.75%, 3/15/2026 (a)	477	471
4.63%, 3/15/2028	1,083	1,035
5.00%, 9/15/2029	2,149	2,002
Tenet Healthcare Corp.
6.25%, 2/1/2027	5,110	5,107
5.13%, 11/1/2027	7,215	7,156
4.25%, 6/1/2029	1,019	970
6.13%, 6/15/2030	6,231	6,252
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
6.75%, 5/15/2031	5,404	5,540
Terex Corp.
5.00%, 5/15/2029 (a)	6,259	5,987
6.25%, 10/15/2032 (a)	1,903	1,821
T-Mobile USA, Inc. 2.25%, 11/15/2031	965	829
TopBuild Corp. 4.13%, 2/15/2032 (a)	429	386
TransDigm, Inc.
6.38%, 3/1/2029 (a)	5,016	5,110
6.63%, 3/1/2032 (a)	3,132	3,208
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	1,263	1,254
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	865	857
Transocean, Inc. 8.75%, 2/15/2030 (a)	1,085	1,060
TriMas Corp. 4.13%, 4/15/2029 (a)	4,505	4,215
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	2,095	2,132
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	2,548	2,627
Trinseo Luxco Finance SPV Sarl 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (a) (i)	2,808	1,657
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	1,215	1,275
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.67%, 9/1/2025 (d) (f) (g)	2,651	2,604
Series M, (3-MONTH CME TERM SOFR + 3.05%), 5.13%, 12/15/2027 (d) (f) (g)	2,018	1,928
(SOFR + 1.62%), 5.44%, 1/24/2030 (d)	393	402
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (d) (f) (g)	6,957	6,661
(SOFR + 1.92%), 5.71%, 1/24/2035 (d)	979	996
UDR, Inc., REIT
3.20%, 1/15/2030	36	34
3.00%, 8/15/2031	9	8
United Rentals North America, Inc.
5.50%, 5/15/2027	6,701	6,688
3.88%, 2/15/2031	2,265	2,068
6.13%, 3/15/2034 (a)	3,642	3,681
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
United States Cellular Corp. 6.70%, 12/15/2033	2,500	2,706
United States Steel Corp. 6.88%, 3/1/2029	211	212
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	5,892	5,723
7.38%, 6/30/2030 (a)	4,022	3,663
US Bancorp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (d) (f) (g)	8,601	8,035
Series J, (3-MONTH CME TERM SOFR + 3.18%), 5.30%, 4/15/2027 (d) (f) (g)	1,216	1,182
(SOFR + 1.56%), 5.38%, 1/23/2030 (d)	82	84
(SOFR + 1.02%), 2.68%, 1/27/2033 (d)	915	788
(SOFR + 1.86%), 5.68%, 1/23/2035 (d)	810	825
US Foods, Inc. 6.88%, 9/15/2028 (a)	1,200	1,230
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	1,735	1,757
Valaris Ltd. 8.38%, 4/30/2030 (a)	1,769	1,658
Ventas Realty LP, REIT 4.00%, 3/1/2028	22	22
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	4,292	4,262
9.50%, 2/1/2029 (a)	1,315	1,363
7.00%, 1/15/2030 (a)	2,798	2,636
8.38%, 6/1/2031 (a)	1,985	1,914
9.88%, 2/1/2032 (a)	3,640	3,696
Venture Global Plaquemines LNG LLC
7.50%, 5/1/2033 (a)	690	708
7.75%, 5/1/2035 (a)	690	709
VICI Properties LP, REIT
5.75%, 2/1/2027 (a)	4,882	4,935
4.63%, 12/1/2029 (a)	4,688	4,553
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (a) (d) (f) (g)	1,472	1,487
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	166	166
5.63%, 2/15/2027 (a)	7,310	7,305
5.00%, 7/31/2027 (a)	86	85
4.38%, 5/1/2029 (a)	1,606	1,544
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
7.75%, 10/15/2031 (a)	5,689	6,015
6.88%, 4/15/2032 (a)	2,128	2,204
Vital Energy, Inc. 7.88%, 4/15/2032 (a) (c)	2,245	1,744
VMware LLC 2.20%, 8/15/2031	63	54
Wabash National Corp. 4.50%, 10/15/2028 (a)	3,500	2,947
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	2,335	2,405
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	109	93
Wayfair LLC
7.25%, 10/31/2029 (a)	1,166	1,065
7.75%, 9/15/2030 (a)	2,876	2,624
Weekley Homes LLC 4.88%, 9/15/2028 (a)	599	560
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (d) (f) (g)	10,146	9,965
(SOFR + 1.51%), 3.53%, 3/24/2028 (d)	983	967
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.63%, 9/15/2028 (d) (f) (g)	2,541	2,675
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (d) (f) (g)	3,896	3,938
(SOFR + 1.50%), 5.20%, 1/23/2030 (d)	556	567
(SOFR + 2.10%), 4.90%, 7/25/2033 (d)	464	456
(SOFR + 2.02%), 5.39%, 4/24/2034 (d)	269	270
(SOFR + 1.78%), 5.50%, 1/23/2035 (d)	464	468
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 ‡ (a) (c) (j)	8,013	3,366
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	3,215	3,258
6.38%, 3/15/2029 (a)	6,178	6,260
6.63%, 3/15/2032 (a)	3,267	3,323
6.38%, 3/15/2033 (a)	1,215	1,229
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	55

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Williams Cos., Inc. (The) 2.60%, 3/15/2031	19	17
Williams Scotsman, Inc.
6.63%, 6/15/2029 (a)	1,116	1,131
6.63%, 4/15/2030 (a)	648	660
7.38%, 10/1/2031 (a)	2,911	3,019
WMG Acquisition Corp. 3.75%, 12/1/2029 (a)	4,231	3,912
WP Carey, Inc., REIT
2.40%, 2/1/2031	33	29
2.45%, 2/1/2032	7	6
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	4,453	4,311
5.63%, 8/15/2029 (a)	2,806	2,486
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	6,520	6,286
7.13%, 2/15/2031 (a)	925	954
6.25%, 3/15/2033 (a) (c)	1,858	1,796
Xerox Corp. 10.25%, 10/15/2030 (a)	1,355	1,381
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	100	64
8.88%, 11/30/2029 (a)	2,419	1,448
XHR LP, REIT 4.88%, 6/1/2029 (a)	1,316	1,237
XPO, Inc.
6.25%, 6/1/2028 (a)	1,845	1,863
7.13%, 2/1/2032 (a)	1,640	1,680
Yum! Brands, Inc.
4.63%, 1/31/2032	3,147	2,962
5.38%, 4/1/2032	64	63
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	309	273
		2,248,301
Uzbekistan — 0.0% ^
Jscb Agrobank 9.25%, 10/2/2029 (a)	700	718
Navoi Mining & Metallurgical Combinat 6.95%, 10/17/2031 (a)	940	945
Uzbekneftegaz JSC 4.75%, 11/16/2028 (a)	1,350	1,213
		2,876
Venezuela, Bolivarian Republic of — 0.0% ^
Petroleos de Venezuela SA, 8.50%, 10/27/2020 (b) (j)	619	576
Total Corporate Bonds (Cost $2,795,166)		2,728,618
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 31.7%
Australia — 0.5%
AGL Energy Ltd.	332	2,265
APA Group	16	82
Atlas Arteria Ltd.	217	718
Bendigo & Adelaide Bank Ltd.	96	686
BHP Group Ltd.	45	1,071
Dexus, REIT	120	579
Fortescue Ltd.	12	121
Glencore plc	325	1,066
IGO Ltd.	52	132
Insignia Financial Ltd. *	259	624
JB Hi-Fi Ltd.	3	192
Magellan Financial Group Ltd.	37	182
Metcash Ltd.	341	703
New Hope Corp. Ltd.	114	267
QBE Insurance Group Ltd.	689	9,522
Region RE Ltd., REIT	94	140
Rio Tinto Ltd.	87	6,495
Rio Tinto plc	113	6,736
Sonic Healthcare Ltd.	78	1,304
Telstra Group Ltd.	323	931
Woodside Energy Group Ltd.	113	1,468
Woolworths Group Ltd.	77	1,564
Yancoal Australia Ltd.	79	251
		37,099
Austria — 0.2%
ANDRITZ AG	9	666
BAWAG Group AG (b)	10	1,119
Erste Group Bank AG	110	7,450
OMV AG	52	2,653
Strabag SE	1	96
		11,984
Belgium — 0.1%
Ageas SA	24	1,527
KBC Group NV	13	1,182
Solvay SA	46	1,724
		4,433
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	2,504	5,881
Banco do Brasil SA	775	3,938
Itau Unibanco Holding SA (Preference)	431	2,702
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Brazil — continued
Petroleo Brasileiro SA (Preference)	557	2,947
TIM SA	1,018	3,389
		18,857
Canada — 0.9%
Agnico Eagle Mines Ltd.	41	4,836
Bank of Nova Scotia (The)	76	3,798
Barrick Gold Corp.	182	3,465
BCE, Inc.	107	2,379
Canadian Imperial Bank of Commerce	68	4,270
Canadian Natural Resources Ltd.	119	3,414
Enbridge, Inc.	100	4,683
Fortis, Inc.	89	4,435
Great-West Lifeco, Inc.	114	4,424
Hydro One Ltd. (b)	11	415
Magna International, Inc.	112	3,906
Manulife Financial Corp.	27	828
Nutrien Ltd.	82	4,686
Pembina Pipeline Corp.	108	4,138
Power Corp. of Canada	126	4,772
Restaurant Brands International, Inc.	57	3,693
Suncor Energy, Inc.	107	3,772
TC Energy Corp.	92	4,646
Teck Resources Ltd., Class B	45	1,525
TELUS Corp.	211	3,244
Tourmaline Oil Corp.	85	3,749
		75,078
Chile — 0.0% ^
Banco Santander Chile, ADR	56	1,350
China — 1.1%
Alibaba Group Holding Ltd.	711	10,616
China Mengniu Dairy Co. Ltd.	1,445	3,599
China Merchants Bank Co. Ltd., Class H	903	4,926
China Petroleum & Chemical Corp., Class H	4,418	2,255
China Resources Gas Group Ltd.	841	2,349
China Yangtze Power Co. Ltd., Class A	760	3,083
ENN Energy Holdings Ltd.	530	4,185
Fuyao Glass Industry Group Co. Ltd., Class A	161	1,284
Fuyao Glass Industry Group Co. Ltd., Class H (b)	659	4,659
Haidilao International Holding Ltd. (b)	875	1,970
Haier Smart Home Co. Ltd., Class H	1,675	4,862
INVESTMENTS	SHARES (000)	VALUE ($000)

China — continued
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,113	4,558
Lenovo Group Ltd.	784	907
Midea Group Co. Ltd., Class A	528	5,350
NetEase, Inc.	375	8,059
Ping An Insurance Group Co. of China Ltd., Class H	713	4,264
Shenzhou International Group Holdings Ltd.	418	2,898
Sinopharm Group Co. Ltd., Class H	1,310	3,086
Tencent Holdings Ltd.	160	9,825
Tingyi Cayman Islands Holding Corp.	1,218	2,200
Wilmar International Ltd.	160	374
Wuliangye Yibin Co. Ltd., Class A	73	1,293
Zhejiang Supor Co. Ltd., Class A	211	1,636
		88,238
Denmark — 0.1%
Danske Bank A/S	240	8,432
Pandora A/S	9	1,349
Sydbank A/S	18	1,123
		10,904
Finland — 0.4%
Fortum OYJ	59	992
Kemira OYJ	68	1,404
Kone OYJ, Class B	18	1,115
Konecranes OYJ	12	781
Mandatum OYJ	135	955
Nokia OYJ	496	2,481
Nordea Bank Abp	688	9,534
Nordea Bank Abp	314	4,307
Orion OYJ, Class B	56	3,485
UPM-Kymmene OYJ	238	6,295
Wartsila OYJ Abp	73	1,355
		32,704
France — 1.5%
Accor SA	26	1,265
Air Liquide SA	8	1,719
Amundi SA (b)	15	1,176
AXA SA *	79	3,726
Ayvens SA (b)	21	215
Bouygues SA *	14	630
Capgemini SE	7	1,151
Carrefour SA	132	2,030
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	57

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Cie de Saint-Gobain SA	27	2,919
Cie Generale des Etablissements Michelin SCA	385	14,077
Coface SA	58	1,181
Covivio SA, REIT	27	1,528
Danone SA	58	4,983
Eiffage SA	12	1,669
Engie SA	744	15,385
FDJ UNITED (b)	40	1,441
Gaztransport Et Technigaz SA	9	1,473
Klepierre SA, REIT	161	5,909
LVMH Moet Hennessy Louis Vuitton SE	37	20,431
Orange SA	256	3,710
Pernod Ricard SA	62	6,735
Publicis Groupe SA	22	2,203
Rubis SCA	28	903
Safran SA	11	2,992
TotalEnergies SE	122	6,921
Unibail-Rodamco-Westfield, REIT	15	1,304
Vallourec SACA *	62	1,138
Vinci SA	106	14,895
Vivendi SE	115	357
		124,066
Germany — 1.5%
Allianz SE (Registered)	46	19,129
BASF SE *	81	4,115
Bilfinger SE	20	1,727
Commerzbank AG	73	1,922
Daimler Truck Holding AG	37	1,488
Deutsche Boerse AG	38	12,178
Deutsche Post AG	46	1,963
Deutsche Telekom AG (Registered)	401	14,415
E.ON SE	143	2,508
Evonik Industries AG	77	1,725
Freenet AG	54	2,244
Heidelberg Materials AG	15	2,993
HOCHTIEF AG	11	2,151
LEG Immobilien SE	6	528
Mercedes-Benz Group AG	66	3,913
Muenchener Rueckversicherungs- Gesellschaft AG (Registered) *	33	22,390
SAP SE	36	10,587
Siemens AG (Registered)	49	11,361
INVESTMENTS	SHARES (000)	VALUE ($000)

Germany — continued
Volkswagen AG (Preference)	16	1,740
Vonovia SE	60	1,984
		121,061
Greece — 0.1%
National Bank of Greece SA	487	5,169
Guatemala — 0.0% ^
Millicom International Cellular SA	42	1,455
Hong Kong — 0.1%
Cathay Pacific Airways Ltd.	211	242
Hang Lung Properties Ltd.	946	776
Henderson Land Development Co. Ltd.	100	284
Hong Kong Exchanges & Clearing Ltd.	47	2,045
Hysan Development Co. Ltd.	136	222
New World Development Co. Ltd. *	146	89
Orient Overseas International Ltd.	72	1,006
PCCW Ltd.	372	248
Power Assets Holdings Ltd.	118	780
Prudential plc	182	1,940
United Energy Group Ltd.	3,740	195
VTech Holdings Ltd.	47	315
Yue Yuen Industrial Holdings Ltd.	419	601
		8,743
India — 0.4%
Bajaj Auto Ltd.	37	3,507
HCL Technologies Ltd.	234	4,331
HDFC Bank Ltd., ADR	8	563
HDFC Bank Ltd.	400	9,092
Infosys Ltd., ADR	169	2,980
Power Grid Corp. of India Ltd.	1,416	5,143
Shriram Finance Ltd.	431	3,121
Tata Consultancy Services Ltd.	64	2,630
		31,367
Indonesia — 0.2%
Bank Mandiri Persero Tbk. PT	12,427	3,670
Bank Rakyat Indonesia Persero Tbk. PT	21,979	5,091
Telkom Indonesia Persero Tbk. PT	27,894	4,396
		13,157
Ireland — 0.2%
Accenture plc, Class A	49	14,762
AIB Group plc	214	1,437
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ireland — continued
Bank of Ireland Group plc	96	1,125
Cairn Homes plc	637	1,403
		18,727
Israel — 0.0% ^
Delek Group Ltd.	4	555
Plus500 Ltd.	25	1,036
		1,591
Italy — 0.7%
A2A SpA	474	1,207
Azimut Holding SpA	38	1,069
Banca Generali SpA	19	1,144
Banca Mediolanum SpA	158	2,366
Banca Monte dei Paschi di Siena SpA	95	799
Banco BPM SpA	139	1,554
BPER Banca SpA	173	1,404
Coca-Cola HBC AG	36	1,848
Enel SpA	744	6,449
Eni SpA	185	2,652
FinecoBank Banca Fineco SpA	57	1,138
Generali	60	2,204
Intesa Sanpaolo SpA	1,277	6,815
Maire SpA	131	1,412
Mediobanca Banca di Credito Finanziario SpA	72	1,467
Poste Italiane SpA (b)	76	1,545
Snam SpA	262	1,502
UniCredit SpA	243	14,134
Unipol Assicurazioni SpA	77	1,388
		52,097
Japan — 1.3%
Activia Properties, Inc., REIT	—	328
AEON REIT Investment Corp., REIT	—	412
Aozora Bank Ltd.	132	1,829
Bridgestone Corp.	278	11,650
Canon, Inc.	63	1,957
Chubu Electric Power Co., Inc.	47	608
Chugoku Electric Power Co., Inc. (The)	142	753
Dai Nippon Printing Co. Ltd.	81	1,132
Dai-ichi Life Holdings, Inc.	117	846
Disco Corp.	15	2,922
Electric Power Development Co. Ltd.	101	1,778
ENEOS Holdings, Inc.	226	1,087
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
FANUC Corp.	49	1,241
Frontier Real Estate Investment Corp., REIT	—	266
Idemitsu Kosan Co. Ltd.	294	1,821
Industrial & Infrastructure Fund Investment Corp., REIT	1	501
Inpex Corp.	36	455
Isuzu Motors Ltd.	9	128
Japan Exchange Group, Inc.	490	5,448
Japan Metropolitan Fund Invest, REIT	3	2,000
Japan Post Holdings Co. Ltd.	105	1,018
Japan Prime Realty Investment Corp., REIT	—	188
Japan Tobacco, Inc.	35	1,072
Kansai Electric Power Co., Inc. (The)	43	527
KDX Realty Investment Corp., REIT	1	758
Kirin Holdings Co. Ltd.	110	1,664
Kobe Steel Ltd.	83	969
Kyushu Electric Power Co., Inc.	22	199
Kyushu Railway Co.	82	2,127
Lixil Corp.	36	424
Matsui Securities Co. Ltd.	28	143
Mitsubishi Chemical Group Corp.	232	1,126
Mori Hills REIT Investment Corp., REIT	—	119
Nippon Building Fund, Inc., REIT	1	730
Nippon Shokubai Co. Ltd.	16	192
Nippon Steel Corp.	107	2,252
Niterra Co. Ltd.	6	177
Nomura Holdings, Inc.	90	499
Ono Pharmaceutical Co. Ltd.	17	195
Oracle Corp.	3	325
Pola Orbis Holdings, Inc.	37	337
Sekisui House REIT, Inc., REIT	1	371
Shin-Etsu Chemical Co. Ltd.	449	13,661
SoftBank Corp.	2,516	3,807
Sumitomo Rubber Industries Ltd.	32	405
Suzuki Motor Corp.	416	4,982
Takeda Pharmaceutical Co. Ltd.	98	2,967
Tokio Marine Holdings, Inc.	304	12,189
Tokyo Electron Ltd.	60	8,949
Toyo Tire Corp.	30	553
United Urban Investment Corp., REIT	1	1,185
		101,272
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	59

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Luxembourg — 0.2%
Intelsat SA ‡ *	270	10,680
Mallinckrodt plc ‡ *	66	5,748
		16,428
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	644	5,520
Kimberly-Clark de Mexico SAB de CV, Class A	627	1,103
Southern Copper Corp.	14	1,290
Wal-Mart de Mexico SAB de CV	2,425	7,681
		15,594
Netherlands — 0.7%
ABN AMRO Bank NV, CVA (b)	115	2,378
ASML Holding NV	5	3,110
ASR Nederland NV	24	1,551
BE Semiconductor Industries NV	14	1,538
Heineken NV	102	9,178
ING Groep NV	127	2,472
Koninklijke Ahold Delhaize NV	67	2,742
Koninklijke BAM Groep NV *	304	2,057
Koninklijke Heijmans N.V., CVA	25	1,290
Koninklijke KPN NV	3,406	15,844
NN Group NV	30	1,828
NXP Semiconductors NV	27	4,963
OCI NV	131	1,091
Randstad NV (c)	15	589
SBM Offshore NV	53	1,110
Wolters Kluwer NV	16	2,881
		54,622
New Zealand — 0.0% ^
Spark New Zealand Ltd.	441	545
Norway — 0.2%
Aker BP ASA	104	2,240
Aker Solutions ASA	447	1,213
DNB Bank ASA	68	1,705
DOF Group ASA *	168	1,316
Equinor ASA	195	4,426
Norsk Hydro ASA	132	699
Orkla ASA	33	365
Salmar ASA	12	617
Schibsted ASA, Class A	19	566
INVESTMENTS	SHARES (000)	VALUE ($000)

Norway — continued
Telenor ASA	363	5,447
Var Energi ASA	147	404
		18,998
Peru — 0.0% ^
Credicorp Ltd.	4	868
Poland — 0.0% ^
Powszechny Zaklad Ubezpieczen SA	88	1,368
Santander Bank Polska SA	2	389
		1,757
Portugal — 0.0% ^
Banco Comercial Portugues SA, Class R	1,439	921
NOS SGPS SA	239	996
		1,917
Russia — 0.0% ^
Moscow Exchange MICEX-RTS PJSC ‡	2,553	—
Severstal PAO, GDR ‡ * (b)	142	—
		—
Saudi Arabia — 0.2%
Al Rajhi Bank	114	2,960
Saudi Arabian Oil Co. (b)	669	4,522
Saudi National Bank (The)	545	5,196
		12,678
Singapore — 0.3%
CapitaLand Ascendas, REIT	323	659
DBS Group Holdings Ltd.	640	20,797
Singapore Telecommunications Ltd.	867	2,508
Venture Corp. Ltd.	23	203
		24,167
South Africa — 0.1%
Anglo American plc	49	1,330
Bidvest Group Ltd.	74	936
FirstRand Ltd.	490	1,920
Shoprite Holdings Ltd.	43	662
Standard Bank Group Ltd.	224	2,794
Vodacom Group Ltd.	270	2,003
		9,645
South Korea — 0.5%
Cheil Worldwide, Inc.	9	118
Hana Financial Group, Inc.	94	4,261
Hyundai Motor Co.	11	1,524
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — continued
KB Financial Group, Inc.	62	3,933
Kia Corp.	65	4,119
KT&G Corp.	7	533
Samsung Electronics Co. Ltd.	199	7,753
Samsung Electronics Co. Ltd. (Preference)	137	4,527
Samsung Fire & Marine Insurance Co. Ltd.	16	4,168
Shinhan Financial Group Co. Ltd.	100	3,598
SK Telecom Co. Ltd.	55	2,103
Woori Financial Group, Inc.	21	267
		36,904
Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	29	1,837
Aena SME SA (b)	50	12,453
Banco Bilbao Vizcaya Argentaria SA	254	3,483
Banco de Sabadell SA	333	973
Banco Santander SA	595	4,189
Bankinter SA	59	691
CaixaBank SA	257	1,971
Enagas SA	28	430
Endesa SA	239	7,178
Iberdrola SA	992	17,891
Logista Integral SA	50	1,712
Mapfre SA	355	1,265
Naturgy Energy Group SA (c)	104	3,084
Unicaja Banco SA (b)	359	684
		57,841
Sweden — 0.5%
Loomis AB	40	1,649
NCC AB, Class B	55	1,023
SSAB AB, Class B	81	505
Svenska Handelsbanken AB, Class A	135	1,767
Swedbank AB, Class A	55	1,367
Tele2 AB, Class B	463	6,835
Telia Co. AB	549	2,061
Volvo AB, Class B	865	23,529
		38,736
Switzerland — 0.1%
Adecco Group AG (Registered)	25	636
Cie Financiere Richemont SA (Registered)	23	4,089
Swisscom AG (Registered)	1	790
INVESTMENTS	SHARES (000)	VALUE ($000)

Switzerland — continued
Temenos AG (Registered)	9	652
Zurich Insurance Group AG	5	3,474
		9,641
Taiwan — 1.2%
ASE Technology Holding Co. Ltd.	1,099	4,685
MediaTek, Inc.	34	1,445
Novatek Microelectronics Corp.	49	802
Quanta Computer, Inc. *	780	5,864
Realtek Semiconductor Corp.	382	6,279
Taiwan Semiconductor Manufacturing Co. Ltd.	2,421	68,586
Vanguard International Semiconductor Corp.	601	1,696
Wistron Corp.	663	2,127
Wiwynn Corp.	21	1,236
		92,720
Thailand — 0.0% ^
SCB X PCL	1,115	3,927
United Kingdom — 1.7%
3i Group plc	41	2,351
Admiral Group plc	37	1,603
Associated British Foods plc	26	727
AstraZeneca plc	113	16,141
Aviva plc	238	1,781
B&M European Value Retail SA	438	1,971
Balfour Beatty plc	309	1,890
Barclays plc	586	2,336
Barratt Redrow plc	467	2,914
Beazley plc	97	1,146
Berkeley Group Holdings plc	27	1,530
British American Tobacco plc	102	4,433
British Land Co. plc (The), REIT	460	2,421
BT Group plc	648	1,505
Centrica plc	1,062	2,273
Drax Group plc	90	742
Dunelm Group plc	98	1,432
Games Workshop Group plc	6	1,332
Hammerson plc, REIT	261	879
HSBC Holdings plc	583	6,500
IG Group Holdings plc	42	594
Investec plc	166	1,041
ITV plc	736	793
J Sainsbury plc	214	762
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	61

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
JET2 plc	20	425
Lancashire Holdings Ltd.	144	1,087
Land Securities Group plc, REIT	268	2,124
Lloyds Banking Group plc	2,979	2,927
M&G plc	88	243
Mitie Group plc	1,015	1,958
Morgan Sindall Group plc	27	1,297
National Grid plc	233	3,364
NatWest Group plc	320	2,059
Next plc	12	1,945
Pennon Group plc	293	1,961
Persimmon plc	64	1,101
Phoenix Group Holdings plc	265	2,121
RELX plc	357	19,490
Sage Group plc (The)	128	2,122
SSE plc	416	9,378
Taylor Wimpey plc	864	1,357
Telecom Plus plc	43	1,077
Tesco plc	1,028	5,090
TP ICAP Group plc	336	1,152
Unilever plc	109	6,909
Vodafone Group plc	4,292	4,217
WPP plc	159	1,234
		133,735
United States — 15.6%
3M Co.	62	8,593
Abbott Laboratories	134	17,501
AbbVie, Inc.	115	22,413
Alexandria Real Estate Equities, Inc., REIT	4	281
Altria Group, Inc.	74	4,392
Amcor plc	106	978
American Electric Power Co., Inc.	41	4,419
Amgen, Inc.	13	3,869
Analog Devices, Inc.	122	23,732
Annaly Capital Management, Inc., REIT	197	3,854
Archer-Daniels-Midland Co.	80	3,800
AT&T, Inc.	673	18,642
Avery Dennison Corp.	21	3,646
Baker Hughes Co.	489	17,317
Bank of America Corp.	440	17,545
Best Buy Co., Inc.	116	7,770
Blackrock, Inc.	12	10,820
BP plc	1,100	5,080
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Bristol-Myers Squibb Co.	237	11,918
Broadcom, Inc.	189	36,398
BXP, Inc., REIT	57	3,647
Cardinal Health, Inc.	21	2,955
CF Industries Holdings, Inc.	49	3,831
CH Robinson Worldwide, Inc.	25	2,214
Chevron Corp.	87	11,806
Cisco Systems, Inc.	71	4,098
Citizens Financial Group, Inc.	61	2,248
Claire's Stores, Inc. ‡ * (k)	4	—
Clear Channel Outdoor Holdings, Inc. *	287	283
Clorox Co. (The)	24	3,483
CME Group, Inc.	87	24,069
CMS Energy Corp.	92	6,777
Coca-Cola Co. (The)	219	15,859
Comcast Corp., Class A	88	2,996
Conagra Brands, Inc.	143	3,540
ConocoPhillips	124	11,022
Consolidated Edison, Inc.	39	4,382
Crown Castle, Inc., REIT	40	4,278
Cummins, Inc.	12	3,610
Darden Restaurants, Inc.	21	4,304
Devon Energy Corp.	101	3,068
Diamondback Energy, Inc.	23	3,022
Digital Realty Trust, Inc., REIT	24	3,877
Dominion Energy, Inc.	73	3,972
Dow, Inc.	109	3,347
Duke Energy Corp.	37	4,459
Eastman Chemical Co.	43	3,339
Eaton Corp. plc	67	19,482
Edison International	53	2,829
Emerson Electric Co.	35	3,633
Endo GUC Trust ‡ *	377	236
Endo, Inc. *	153	3,265
Entergy Corp.	52	4,336
Envision Healthcare Corp. ‡ *	6	80
EOG Resources, Inc.	3	301
Estee Lauder Cos., Inc. (The), Class A	48	2,903
Evergy, Inc.	65	4,467
Eversource Energy	64	3,802
Exelon Corp.	97	4,536
Expand Energy Corp.	17	1,731
Exxon Mobil Corp.	175	18,516
Fastenal Co.	57	4,589
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Fidelity National Information Services, Inc.	468	36,885
Ford Motor Co.	381	3,813
Franklin Resources, Inc.	87	1,632
Frontier Communications Parent, Inc. *	71	2,582
General Dynamics Corp.	3	814
General Mills, Inc.	64	3,625
Genuine Parts Co.	32	3,769
Gilead Sciences, Inc.	40	4,238
GSK plc	364	7,204
Gulfport Energy Corp. *	18	3,153
Healthpeak Properties, Inc., REIT	201	3,591
Hewlett Packard Enterprise Co.	196	3,184
Hormel Foods Corp.	19	572
Host Hotels & Resorts, Inc., REIT	100	1,410
HP, Inc.	138	3,528
iHeartMedia, Inc., Class A *	122	126
Incora Intermediate LLC ‡ *	40	799
Incora Top Holdco LLC ‡ * (c)	2	42
Intel Corp.	86	1,723
International Business Machines Corp.	18	4,334
International Flavors & Fragrances, Inc.	49	3,862
International Paper Co.	80	3,635
Interpublic Group of Cos., Inc. (The)	141	3,533
Iron Mountain, Inc., REIT	39	3,474
J M Smucker Co. (The)	18	2,144
Johnson & Johnson	135	21,161
Juniper Networks, Inc.	113	4,089
Kellanova	53	4,378
Keurig Dr Pepper, Inc.	187	6,454
KeyCorp	250	3,708
Kimberly-Clark Corp.	28	3,758
Kimco Realty Corp., REIT	183	3,652
Kinder Morgan, Inc.	156	4,109
Kraft Heinz Co. (The)	126	3,653
Lam Research Corp.	158	11,343
Lockheed Martin Corp.	8	3,763
Lowe's Cos., Inc.	88	19,639
LyondellBasell Industries NV, Class A	54	3,159
Marsh & McLennan Cos., Inc.	48	10,770
McDonald's Corp.	106	33,990
Merck & Co., Inc.	143	12,157
Meta Platforms, Inc., Class A	92	50,428
Microchip Technology, Inc.	110	5,087
Microsoft Corp.	169	66,893
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Mid-America Apartment Communities, Inc., REIT	1	145
Mondelez International, Inc., Class A	115	7,838
Moran Foods Backstop Equity ‡ *	23,005,766	23
Morgan Stanley	175	20,170
Motorola Solutions, Inc.	9	3,868
MYT Holding LLC ‡ *	1,342	336
National CineMedia, Inc.	107	614
Nestle SA (Registered)	80	8,502
NetApp, Inc.	32	2,896
Newmont Corp.	92	4,863
NextEra Energy, Inc.	311	20,771
NMG Parent LLC ‡ * (c)	41	1,062
NMG, Inc. ‡ *	4	604
Novartis AG (Registered)	78	8,933
Omnicom Group, Inc.	181	13,805
ONEOK, Inc.	43	3,505
Otis Worldwide Corp.	218	20,992
PACCAR, Inc.	117	10,539
PepsiCo, Inc.	17	2,344
Pfizer, Inc.	54	1,310
Philip Morris International, Inc.	28	4,811
Phillips 66	26	2,744
PPL Corp.	34	1,259
Procter & Gamble Co. (The)	82	13,373
Prudential Financial, Inc.	35	3,642
Public Storage, REIT	12	3,542
Realty Income Corp., REIT	69	3,977
Regency Centers Corp., REIT	55	3,942
Regions Financial Corp.	98	2,004
Rite Aid ‡ *	10	—
Roche Holding AG	27	8,691
Ross Stores, Inc.	54	7,476
RTX Corp.	34	4,244
Salesforce, Inc.	62	16,618
Sanofi SA	44	4,805
Schneider Electric SE	9	2,194
Seagate Technology Holdings plc	204	18,556
Shell plc	216	6,969
Simon Property Group, Inc., REIT	25	3,914
Skyworks Solutions, Inc.	59	3,800
Southern Co. (The)	295	27,140
Starbucks Corp.	41	3,245
Steel Dynamics, Inc.	15	1,971
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	63

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Stellantis NV	29	269
Swiss Re AG	14	2,468
T. Rowe Price Group, Inc.	31	2,743
Target Corp.	37	3,540
The Campbell's Co.	78	2,862
T-Mobile US, Inc.	17	4,127
Trane Technologies plc	70	26,815
TransDigm Group, Inc.	1	1,642
Truist Financial Corp.	336	12,883
United Parcel Service, Inc., Class B	35	3,310
UnitedHealth Group, Inc.	28	11,709
US Bancorp	115	4,658
Valero Energy Corp.	25	2,886
Venator Materials plc ‡ *	4	1,683
Ventas, Inc., REIT	65	4,542
Verizon Communications, Inc.	98	4,329
VICI Properties, Inc., REIT	442	14,167
Walt Disney Co. (The)	189	17,202
Warner Music Group Corp., Class A	209	6,371
WEC Energy Group, Inc.	31	3,406
Wells Fargo & Co.	128	9,089
Welltower, Inc., REIT	2	267
Westlake Corp.	25	2,308
Weyerhaeuser Co., REIT	112	2,890
Williams Cos., Inc. (The)	75	4,368
WP Carey, Inc., REIT	67	4,207
		1,250,801
Total Common Stocks (Cost $2,127,579)		2,540,876
Exchange-Traded Funds — 10.4%
United States — 10.4%
JPMorgan Equity Premium Income ETF (l)	7,239	402,416
JPMorgan Income ETF (l)	514	23,672
JPMorgan Nasdaq Equity Premium Income ETF (l)	7,924	406,796
Total Exchange-Traded Funds (Cost $818,785)		832,884
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity Linked Notes — 5.4%
Canada — 1.1%
Royal Bank of Canada, ELN, 10.00%, 5/23/2025 (b)	22	4,714
Royal Bank of Canada, ELN, 11.40%, 5/16/2025 (b)	84	6,078
Royal Bank of Canada, ELN, 11.40%, 5/23/2025 (b)	53	4,690
Royal Bank of Canada, ELN, 11.90%, 5/16/2025 (b)	1	7,511
Royal Bank of Canada, ELN, 13.30%, 5/16/2025 (b)	67	5,372
Royal Bank of Canada, ELN, 15.10%, 5/30/2025 (b)	97	4,524
Royal Bank of Canada, ELN, 20.60%, 5/23/2025 (b)	176	4,399
Royal Bank of Canada, ELN, 20.70%, 5/16/2025 (b)	23	5,012
Royal Bank of Canada, ELN, 24.70%, 5/23/2025 (b)	199	4,525
Royal Bank of Canada, ELN, 5.60%, 5/30/2025 (b)	16	2,717
Royal Bank of Canada, ELN, 5.60%, 5/30/2025 (b)	21	5,319
Royal Bank of Canada, ELN, 7.80%, 5/23/2025 (b)	7	2,977
Royal Bank of Canada, ELN, 7.90%, 5/9/2025 (b)	24	6,005
Toronto-Dominion Bank (The), ELN, 10.10%, 5/30/2025 (b)	10	4,624
Toronto-Dominion Bank (The), ELN, 8.90%, 5/16/2025 (b)	45	15,538
Toronto-Dominion Bank (The), ELN, 9.10%, 5/30/2025 (b)	15	7,686
		91,691
France — 0.9%
BNP Paribas Issuance BV, ELN, 10.70%, 5/9/2025 (b)	70	4,480
BNP Paribas Issuance BV, ELN, 10.80%, 5/9/2025 (b)	12	12,756
BNP Paribas Issuance BV, ELN, 12.40%, 5/23/2025 (b)	15	6,024
BNP Paribas Issuance BV, ELN, 18.70%, 5/30/2025 (b)	66	5,589
BNP Paribas Issuance BV, ELN, 22.60%, 5/23/2025 (b)	47	6,089
BNP Paribas Issuance BV, ELN, 26.00%, 5/16/2025 (b)	62	5,105
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity Linked Notes — continued
France — continued
Societe Generale SA, ELN, 12.40%, 5/30/2025 (b)	3	5,213
Societe Generale SA, ELN, 14.60%, 5/9/2025 (b)	14	3,940
Societe Generale SA, ELN, 16.00%, 5/30/2025 (b)	15	4,780
Societe Generale SA, ELN, 18.60%, 5/30/2025 (b)	29	4,977
Societe Generale SA, ELN, 19.60%, 5/9/2025 (b)	45	5,260
Societe Generale SA, ELN, 8.60%, 5/30/2025 (b)	36	6,686
		70,899
Japan — 0.9%
Mizuho Markets Cayman LP, ELN, 12.00%, 5/9/2025 (b)	17	4,239
Mizuho Markets Cayman LP, ELN, 13.10%, 5/9/2025 (b)	69	2,645
Mizuho Markets Cayman LP, ELN, 18.10%, 5/9/2025 (b)	50	4,935
Mizuho Markets Cayman LP, ELN, 19.40%, 5/16/2025 (b)	126	4,442
Mizuho Markets Cayman LP, ELN, 19.60%, 5/16/2025 (b)	46	4,908
Mizuho Markets Cayman LP, ELN, 20.00%, 5/16/2025 (b)	45	4,750
Mizuho Markets Cayman LP, ELN, 9.00%, 5/30/2025 (b)	14	7,468
Mizuho Markets Cayman LP, ELN, 9.40%, 5/9/2025 (b)	60	4,456
Mizuho Markets Cayman LP, ELN, 9.90%, 5/30/2025 (b)	54	2,750
Nomura America Finance LLC, ELN, 10.50%, 5/16/2025 (b)	26	7,050
Nomura America Finance LLC, ELN, 10.50%, 5/16/2025 (b)	35	6,475
Nomura America Finance LLC, ELN, 14.40%, 5/9/2025 (b)	35	5,003
Nomura America Finance LLC, ELN, 18.20%, 5/16/2025 (b)	29	4,398
Nomura America Finance LLC, ELN, 20.50%, 5/9/2025 (b)	77	4,805
Nomura America Finance LLC, ELN, 9.10%, 5/30/2025 (b)	87	5,170
		73,494
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Kingdom — 0.3%
Barclays Bank plc, ELN, 11.30%, 5/9/2025 (b)	55	5,380
Barclays Bank plc, ELN, 15.00%, 5/30/2025 (b)	144	5,218
Barclays Bank plc, ELN, 17.00%, 5/9/2025 (b)	50	4,719
Barclays Bank plc, ELN, 29.70%, 5/30/2025 (b)	243	4,488
		19,805
United States — 2.2%
Goldman Sachs International, ELN, 12.10%, 5/9/2025 (b)	55	6,031
Goldman Sachs International, ELN, 12.30%, 5/9/2025 (b)	9	5,051
Goldman Sachs International, ELN, 18.90%, 5/23/2025 (b)	66	18,162
Goldman Sachs International, ELN, 9.90%, 5/9/2025 (b)	24	12,549
Morgan Stanley Finance LLC, ELN, 11.00%, 5/16/2025 (b)	26	4,843
Morgan Stanley Finance LLC, ELN, 13.30%, 5/23/2025 (b)	43	5,712
Morgan Stanley Finance LLC, ELN, 13.30%, 5/9/2025 (b)	4	4,909
Morgan Stanley Finance LLC, ELN, 14.60%, 5/23/2025 (b)	9	7,865
Morgan Stanley Finance LLC, ELN, 15.00%, 5/16/2025 (b)	34	5,261
Morgan Stanley Finance LLC, ELN, 16.40%, 5/16/2025 (b)	94	4,399
Morgan Stanley Finance LLC, ELN, 18.60%, 5/23/2025 (b)	73	4,830
Morgan Stanley Finance LLC, ELN, 19.80%, 5/16/2025 (b)	10	5,993
Morgan Stanley Finance LLC, ELN, 20.20%, 5/9/2025 (b)	37	4,586
Morgan Stanley Finance LLC, ELN, 20.50%, 5/9/2025 (b)	14	4,964
Societe Generale SA, ELN, 13.20%, 5/23/2025 (b)	173	18,496
Wells Fargo Bank NA, ELN, 11.20%, 5/30/2025 (b)	90	19,046
Wells Fargo Bank NA, ELN, 12.40%, 5/23/2025 (b)	19	16,716
Wells Fargo Bank NA, ELN, 14.20%, 5/16/2025 (b)	213	4,868
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	65

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity Linked Notes — continued
United States — continued
Wells Fargo Bank NA, ELN, 15.10%, 5/30/2025 (b)	36	4,774
Wells Fargo Bank NA, ELN, 15.50%, 5/23/2025 (b)	10	3,786
Wells Fargo Bank NA, ELN, 16.70%, 5/30/2025 (b)	122	3,912
Wells Fargo Bank NA, ELN, 23.70%, 5/16/2025 (b)	63	5,289
Wells Fargo Bank NA, ELN, 27.60%, 5/30/2025 (b)	50	3,619
		175,661
Total Equity Linked Notes (Cost $404,735)		431,550
Commercial Mortgage-Backed Securities — 4.5%
United States — 4.5%
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (a)	2,500	1,927
Series 2019-BN16, Class F, 3.84%, 2/15/2052 (a) (m)	2,000	878
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (a)	2,000	1,039
Series 2019-BN23, Class D, 2.50%, 12/15/2052 (a)	4,000	3,053
Series 2021-BN31, Class E, 2.50%, 2/15/2054 (a) (m)	2,500	1,680
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (a) (m)	8,500	7,290
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (a)	1,534	789
Series 2019-BN19, Class C, 4.16%, 8/15/2061 (m)	7,500	5,560
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (a)	1,000	736
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (a)	1,000	763
Series 2019-BN24, Class C, 3.63%, 11/15/2062 (m)	6,000	5,182
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (a)	1,350	996
Series 2020-BN28, Class E, 2.50%, 3/15/2063 (a)	3,000	2,078
BBCMS Mortgage Trust Series 2017-C1, Class D, 3.71%, 2/15/2050 (a) (m)	2,887	1,903
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (a)	975	566
Series 2019-B9, Class F, 3.91%, 3/15/2052 (a) (m)	6,590	2,512
Series 2019-B11, Class D, 3.00%, 5/15/2052 (a)	4,000	1,934
Series 2019-B11, Class C, 3.75%, 5/15/2052 (m)	13,959	10,615
Series 2020-B21, Class E, 2.00%, 12/17/2053 (a)	2,500	1,325
Series 2019-B14, Class E, 2.50%, 12/15/2062 (a)	1,415	792
Series 2019-B15, Class E, 2.75%, 12/15/2072 (a)	4,391	2,260
BX Series 2021-MFM1, Class G, 8.34%, 1/15/2034 (a) (m)	525	518
BX Mortgage Trust Series 2025-BIO3, Class D, 7.19%, 2/10/2042 (a) (m)	475	465
CD Mortgage Trust
Series 2016-CD2, Class C, 4.11%, 11/10/2049 (m)	750	458
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (a)	1,000	831
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (a)	1,831	1,611
Series 2017-CD6, Class C, 4.41%, 11/13/2050 (m)	1,371	1,279
Series 2018-CD7, Class D, 3.25%, 8/15/2051 (a) (m)	2,000	1,566
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (a)	1,790	950
CFCRE Commercial Mortgage Trust Series 2016-C6, Class D, 4.30%, 11/10/2049 (a) (m)	1,000	774
CGMS Commercial Mortgage Trust Series 2017-B1, Class E, 3.30%, 8/15/2050 (a) (m)	1,500	913
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class D, 4.54%, 2/10/2048 (a) (m)	2,233	2,151
Series 2015-GC29, Class C, 4.23%, 4/10/2048 (m)	2,000	1,830
Series 2015-P1, Class D, 3.23%, 9/15/2048 (a)	2,000	1,804
Series 2016-C1, Class D, 5.11%, 5/10/2049 (a) (m)	4,975	4,779
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2016-C2, Class D, 3.25%, 8/10/2049 (a) (m)	1,000	910
Series 2016-P6, Class D, 3.25%, 12/10/2049 (a)	1,325	949
Series 2017-P7, Class B, 4.14%, 4/14/2050 (m)	910	844
Series 2017-P7, Class C, 4.53%, 4/14/2050 (m)	3,295	2,833
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (a)	4,500	2,225
COLEM Mortgage Trust Series 2022-HLNE, Class A, 2.54%, 4/12/2042 (a) (m)	2,500	2,277
Commercial Mortgage Trust
Series 2014-CR15, Class C, 4.07%, 2/10/2047 (m)	989	918
Series 2014-LC15, Class D, 4.93%, 4/10/2047 (a) (m)	671	650
Series 2014-CR19, Class D, 4.66%, 8/10/2047 (a) (m)	151	145
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (a)	4,100	2,819
Series 2014-LC17, Class D, 3.69%, 10/10/2047 (a)	2,003	1,911
Series 2015-CR22, Class E, 3.00%, 3/10/2048 (a)	2,500	1,695
Series 2015-CR22, Class D, 4.04%, 3/10/2048 (a) (m)	1,000	751
Series 2015-LC21, Class D, 4.45%, 7/10/2048 (m)	450	403
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (m)	2,134	1,760
Series 2015-CR25, Class D, 3.91%, 8/10/2048 (m)	2,000	1,868
Series 2015-CR27, Class D, 3.60%, 10/10/2048 (a) (m)	500	422
Series 2015-CR26, Class D, 3.64%, 10/10/2048 (m)	2,500	2,011
Series 2015-LC23, Class D, 3.69%, 10/10/2048 (a) (m)	2,750	2,359
Series 2015-LC23, Class E, 3.69%, 10/10/2048 (a) (m)	1,500	1,220
Series 2016-CR28, Class D, 3.99%, 2/10/2049 (m)	1,350	1,151
Series 2016-CR28, Class C, 4.74%, 2/10/2049 (m)	2,000	1,852
Series 2018-COR3, Class D, 2.97%, 5/10/2051 (a) (m)	2,000	735
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class C, 4.72%, 11/15/2048 (m)	2,500	2,459
Series 2015-C2, Class B, 4.21%, 6/15/2057 (m)	1,000	972
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.62%, 8/10/2049 (a) (m)	1,170	816
Series 2016-C3, Class E, 4.37%, 8/10/2049 (a) (m)	1,250	647
FHLMC, Multi-Class Certificates Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	17,110	1,088
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class B1, 9.85%, 7/25/2041 (a) (m)	2,000	2,005
Series 2022-MN5, Class B1, 13.85%, 11/25/2042 (a) (m)	8,302	9,177
Series 2021-MN1, Class M1, 6.35%, 1/25/2051 (a) (m)	267	266
Series 2021-MN1, Class M2, 8.10%, 1/25/2051 (a) (m)	10,750	11,162
Series 2021-MN1, Class B1, 12.10%, 1/25/2051 (a) (m)	2,650	2,887
Series 2021-MN3, Class M1, 6.65%, 11/25/2051 (a) (m)	1,603	1,605
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K734, Class X3, IO, 2.24%, 7/25/2026 (m)	11,615	215
Series KC04, Class X1, IO, 1.40%, 12/25/2026 (m)	13,256	178
Series K084, Class X3, IO, 2.31%, 11/25/2028 (m)	6,000	421
Series K090, Class X3, IO, 2.39%, 10/25/2029 (m)	1,750	143
Series Q012, Class X, IO, 4.04%, 9/25/2035 (m)	19,844	3,047
Series K060, Class X3, IO, 1.96%, 12/25/2044 (m)	1,000	26
Series K061, Class X3, IO, 2.05%, 12/25/2044 (m)	1,544	46
Series K087, Class X3, IO, 2.35%, 1/25/2046 (m)	17,957	1,297
Series K089, Class X3, IO, 2.38%, 1/25/2046 (m)	22,283	1,707
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	67

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series K102, Class X3, IO, 1.96%, 12/25/2046 (m)	1,180	86
Series K088, Class X3, IO, 2.43%, 2/25/2047 (m)	10,130	786
Series K093, Class X3, IO, 2.28%, 5/25/2047 (m)	15,000	1,165
Series K116, Class X3, IO, 3.12%, 9/25/2047 (m)	10,500	1,367
Series K108, Class X3, IO, 3.61%, 4/25/2048 (m)	16,575	2,314
FNMA ACES Series 2020-M37, Class X, IO, 1.08%, 4/25/2032 (m)	23,931	926
FREMF Mortgage Trust
Series 2019-KC03, Class B, 4.48%, 1/25/2026 (a) (m)	2,304	2,264
Series 2019-KF58, Class B, 6.60%, 1/25/2026 (a) (m)	906	897
Series 2019-KF62, Class B, 6.50%, 4/25/2026 (a) (m)	489	475
Series 2017-KL1E, Class BE, 4.04%, 2/25/2027 (a) (m)	186	171
Series 2017-KF33, Class B, 7.00%, 6/25/2027 (a) (m)	566	539
Series 2017-KF40, Class B, 7.15%, 11/25/2027 (a) (m)	978	928
Series 2018-KF43, Class B, 6.60%, 1/25/2028 (a) (m)	1,288	1,239
Series 21K-F116, Class CS, 10.73%, 6/25/2028 (a) (m)	4,817	4,785
Series 2018-KF50, Class B, 6.35%, 7/25/2028 (a) (m)	293	280
Series 2019-KG01, Class B, 4.31%, 4/25/2029 (a) (m)	4,765	4,296
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	265,488	712
Series 2019-KW09, Class C, PO, 6/25/2029 (a)	24,011	17,124
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	32,681	106
Series 2022-KF132, Class CS, 10.73%, 2/25/2032 (a) (m)	7,869	7,258
Series 2023-KF149, Class CS, 10.48%, 12/25/2032 (a) (m)	8,577	8,740
Series 2017-K724, Class D, PO, 12/25/2049 (a)	723	708
Series 2017-K724, Class X2B, IO, 0.10%, 12/25/2049 (a)	723	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
GNMA
Series 2012-89, IO, 0.19%, 12/16/2053 (m)	4,394	—
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (m)	5,802	299
Series 2021-169, IO, 1.11%, 6/16/2061 (m)	10,719	883
Series 2021-153, Class SA, IF, IO, 3.60%, 8/16/2061 (m)	15,863	786
Series 2020-2, IO, 0.59%, 3/16/2062 (m)	6,198	273
Series 2020-94, IO, 0.97%, 3/16/2062 (m)	3,720	256
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (m)	3,228	256
Series 2020-169, IO, 0.85%, 7/16/2062 (m)	16,461	1,052
Series 2021-33, IO, 0.84%, 10/16/2062 (m)	8,006	521
Series 2020-195, Class IX, IO, 1.13%, 12/16/2062 (m)	1,717	139
Series 2020-145, IO, 0.73%, 3/16/2063 (m)	53,310	2,861
Series 2021-10, IO, 0.99%, 5/16/2063 (m)	4,970	371
Series 2024-32, IO, 0.71%, 6/16/2063 (m)	50,683	2,629
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (m)	5,223	471
Series 2025-78, IO, 1.00%, 11/16/2063 ‡ (m) (n)	67,000	4,690
Series 2023-28, IO, 0.86%, 2/16/2065 (m)	18,278	1,252
Series 2025-21, IO, 0.94%, 4/16/2065 (m)	25,508	1,806
Series 2025-42, IO, 0.54%, 11/16/2065 (m)	22,779	1,082
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.74%, 11/10/2045 (a) (m)	386	351
Series 2015-GC28, Class D, 4.63%, 2/10/2048 (a) (m)	1,420	1,351
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (a)	2,750	2,526
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (m)	2,900	650
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2017-GS6, Class D, 3.24%, 5/10/2050 (a)	1,750	1,221
Series 2015-GC30, Class D, 3.38%, 5/10/2050	1,250	978
Series 2019-GC40, Class D, 3.00%, 7/10/2052 (a)	3,800	2,639
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (a)	2,250	1,404
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (a) (m)	2,824	2,117
IRV Trust
Series 2025-200P, Class A, 5.47%, 3/14/2047 (a) (m)	3,400	3,405
Series 2025-200P, Class B, 5.62%, 3/14/2047 (a) (m)	1,400	1,382
Series 2025-200P, Class C, 5.92%, 3/14/2047 (a) (m)	1,700	1,678
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 (a)	2,000	1,064
Series 2014-C26, Class D, 3.81%, 1/15/2048 (a) (m)	1,500	1,245
Series 2014-C26, Class C, 4.31%, 1/15/2048 (m)	1,926	1,719
Series 2015-C33, Class C, 4.79%, 12/15/2048 (m)	8,000	7,601
Series 2016-C1, Class D2, 4.36%, 3/17/2049 (a) (m)	1,465	1,217
Series 2016-C1, Class C, 4.86%, 3/17/2049 (m)	5,000	4,706
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.64%, 3/15/2050 (a) (m)	7,577	5,511
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class D, 3.16%, 12/15/2049 (a) (m)	2,514	1,898
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class D, 3.56%, 8/15/2049 (a) (m)	4,500	3,645
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class G, 4.50%, 8/15/2045 (a)	1,500	1,225
Series 2014-C16, Class C, 4.87%, 6/15/2047 (m)	456	438
Series 2014-C19, Class D, 3.25%, 12/15/2047 (a)	2,585	2,291
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	6,000	5,394
Series 2015-C25, Class C, 4.67%, 10/15/2048 (m)	4,500	4,312
Series 2016-C31, Class C, 4.40%, 11/15/2049 (m)	1,440	1,251
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.42%, 7/11/2040 (a) (m)	730	546
Series 2018-L1, Class E, 3.00%, 10/15/2051 (a)	5,486	4,053
Series 2019-L2, Class D, 3.00%, 3/15/2052 (a)	7,075	5,216
Series 2019-L2, Class E, 3.00%, 3/15/2052 (a)	2,575	1,765
MRCD MARK Mortgage Trust
Series 2019-PARK, Class F, 2.72%, 12/15/2036 (a)	10,000	6,085
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (a)	4,000	2,134
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (a)	17,000	6,064
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.72%, 10/25/2049 (a) (m)	4,249	4,249
Series 2020-01, Class M10, 8.22%, 3/25/2050 (a) (m)	8,877	9,008
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.31%, 4/10/2043 (a) (m)	5,000	3,405
ROCK Trust Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (a)	8,925	9,330
VASA Trust Series 2021-VASA, Class G, 9.44%, 7/15/2039 (a) (m)	1,360	737
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (m)	1,351	1,318
Series 2018-2, Class M2, 4.51%, 10/26/2048 (a) (m)	101	95
Series 2018-2, Class M3, 4.72%, 10/26/2048 (a) (m)	147	135
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class E, 8.19%, 2/15/2040 (a) (m)	1,600	1,588
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (a) (m)	1,500	1,390
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	69

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2015-C28, Class D, 4.21%, 5/15/2048 (m)	7,740	6,759
Series 2016-C35, Class D, 3.14%, 7/15/2048 (a)	5,000	4,567
Series 2017-C38, Class D, 3.00%, 7/15/2050 (a)	1,700	1,158
Series 2018-C43, Class D, 3.00%, 3/15/2051 (a)	1,250	1,028
Series 2018-C44, Class D, 3.00%, 5/15/2051 (a)	1,517	1,175
Series 2019-C52, Class XA, IO, 1.70%, 8/15/2052 (m)	3,340	173
Series 2015-NXS3, Class D, 3.15%, 9/15/2057 (a)	1,000	943
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 3.90%, 9/15/2057 (a) (m)	5,505	2,097
Total Commercial Mortgage-Backed Securities (Cost $407,847)		361,709
Collateralized Mortgage Obligations — 3.4%
United States — 3.4%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 5.79%, 2/25/2035 (m)	101	100
Series 2005-2, Class 3A1, 6.32%, 6/25/2035 (m)	342	328
Alternative Loan Trust
Series 2004-28CB, Class 4A1, 5.00%, 1/25/2020	6	4
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1	1
Series 2005-85CB, Class 3A2, 5.25%, 2/25/2021	11	10
Series 2007-9T1, Class 3A1, 5.50%, 5/25/2022 ‡	5	5
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	4	4
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	60	58
Series 2005-J1, Class 3A1, 6.50%, 8/25/2032	9	9
Series 2004-12CB, Class 2A1, 6.00%, 6/25/2034	14	14
Series 2005-J3, Class 3A1, 6.50%, 9/25/2034 ‡	—	— (o)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	257	236
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	302	281
Series 2004-32CB, Class 2A5, 5.50%, 2/25/2035	1,024	1,002
Series 2005-J2, Class 1A5, 4.94%, 4/25/2035 (m)	2,925	2,237
Series 2005-6CB, Class 1A4, 5.50%, 4/25/2035	1,742	1,480
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	209	178
Series 2005-13CB, Class A4, 5.50%, 5/25/2035	720	619
Series 2005-21CB, Class A4, 5.25%, 6/25/2035	391	291
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,741	1,342
Series 2005-20CB, Class 1A1, 5.50%, 7/25/2035	78	62
Series 2005-23CB, Class A15, 5.50%, 7/25/2035	873	710
Series 2005-64CB, Class 1A1, 5.50%, 12/25/2035	294	261
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	745	659
Series 2005-J14, Class A3, 5.50%, 12/25/2035	199	120
Series 2005-J14, Class A7, 5.50%, 12/25/2035	1,048	632
Series 2005-J14, Class A8, 5.50%, 12/25/2035	876	528
Series 2005-86CB, Class A4, 5.50%, 2/25/2036	262	149
Series 2006-J1, Class 1A13, 5.50%, 2/25/2036	83	56
Series 2006-4CB, Class 2A5, 5.50%, 4/25/2036	446	334
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	1,085	585
Series 2006-19CB, Class A15, 6.00%, 8/25/2036	387	220
Series 2006-25CB, Class A2, 6.00%, 10/25/2036	191	99
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	2,099	993
Series 2007-8CB, Class A9, 6.00%, 5/25/2037	134	71
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2007-19, Class 1A8, 6.00%, 8/25/2037	133	62
American Home Mortgage Investment Trust Series 2007-2, Class 12A1, 4.98%, 3/25/2037 (m)	4,052	1,507
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (m)	6,250	5,768
Series 2019-6, Class B3, 5.98%, 11/25/2059 (a) (m)	1,285	1,112
Angel Oak Mortgage Trust I LLC Series 2019-2, Class B2, 6.29%, 3/25/2049 (a) (m)	2,250	2,295
Banc of America Alternative Loan Trust
Series 2006-4, Class 2A1, 6.00%, 3/25/2029	2	2
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	275	243
Series 2006-4, Class 3CB4, 6.00%, 5/25/2046	318	285
Series 2006-4, Class 4CB1, 6.50%, 5/25/2046	637	592
Series 2006-5, Class CB7, 6.00%, 6/25/2046	196	169
Banc of America Funding Trust
Series 2007-4, Class 8A1, 5.50%, 11/25/2034	50	37
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	985	791
Series 2005-7, Class 4A7, 6.00%, 11/25/2035	21	21
Series 2006-A, Class 1A1, 6.42%, 2/20/2036 (m)	226	211
Series 2006-2, Class 2A20, 5.75%, 3/25/2036	136	117
Series 2007-5, Class 4A1, 4.81%, 7/25/2037 (m)	1,824	1,232
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 5.91%, 2/25/2034 (m)	175	171
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	92	75
Bear Stearns ALT-A Trust Series 2006-8, Class 3A1, 4.76%, 2/25/2034 (m)	105	97
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class M1, 5.45%, 10/25/2034 (m)	214	188
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
BRAVO Residential Funding Trust Series 2023-NQM5, Class B1, 7.37%, 6/25/2063 (a) (m)	1,263	1,259
Chase Mortgage Finance Trust
Series 2006-S3, Class 1A2, 6.00%, 11/25/2036	1,045	408
Series 2006-S4, Class A5, 6.00%, 12/25/2036	812	335
Series 2007-S2, Class 1A8, 6.00%, 3/25/2037	185	99
CHL Mortgage Pass-Through Trust
Series 2005-20, Class A7, 5.25%, 12/25/2027	66	39
Series 2004-25, Class 2A1, 5.12%, 2/25/2035 (m)	1,509	1,348
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	989	593
Series 2005-31, Class 2A1, 4.45%, 1/25/2036 (m)	441	380
Series 2005-30, Class A5, 5.50%, 1/25/2036	105	64
Series 2006-HYB1, Class 2A2C, 4.58%, 3/20/2036 (m)	1,224	1,131
Series 2006-HYB2, Class 2A1B, 4.63%, 4/20/2036 (m)	365	325
Series 2006-J2, Class 1A1, 6.00%, 4/25/2036	69	35
Series 2006-10, Class 1A16, 6.00%, 5/25/2036	957	385
Series 2006-17, Class A2, 6.00%, 12/25/2036	279	123
Series 2006-18, Class 2A4, 6.00%, 12/25/2036	1,615	863
Series 2007-2, Class A2, 6.00%, 3/25/2037	95	40
Series 2007-3, Class A18, 6.00%, 4/25/2037	770	360
Series 2007-10, Class A4, 5.50%, 7/25/2037	99	40
Series 2007-13, Class A4, 6.00%, 8/25/2037	206	92
Series 2007-16, Class A1, 6.50%, 10/25/2037	1,788	730
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	414	138
Series 2006-OA5, Class 2A1, 4.84%, 4/25/2046 (m)	1,382	1,159
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	71

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
CITI Asset Receivables Trust I Series 2025-2, Class CERT, HB, 24.76%, 5/20/2031 ‡ (a)	1,351	1,398
Citicorp Mortgage Securities Trust Series 2007-4, Class 1A9, 6.00%, 5/25/2037	293	265
Citigroup Mortgage Loan Trust
Series 2005-9, Class 2A2, 5.50%, 11/25/2035	61	43
Series 2006-AR3, Class 1A1A, 5.74%, 6/25/2036 (m)	783	727
Series 2006-AR5, Class 1A5A, 5.09%, 7/25/2036 (m)	292	277
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1, 6.08%, 9/25/2035 (m)	135	133
Series 2006-8, Class A3, 4.79%, 10/25/2035 (a) (m)	439	194
COLT Mortgage Loan Trust
Series 2021-3, Class B1, 3.06%, 9/27/2066 (a) (m)	2,500	1,681
Series 2021-5, Class B2, 4.21%, 11/26/2066 (a) (m)	2,247	1,763
Series 2022-1, Class B2, 4.18%, 12/27/2066 (a) (m)	2,581	2,082
Series 2023-2, Class A1, 6.60%, 7/25/2068 (a) (h)	1,954	1,968
Series 2023-4, Class A1, 7.16%, 10/25/2068 (a) (h)	3,581	3,633
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2B1, 9.72%, 6/25/2039 (a) (m)	2,177	2,251
Series 2019-R05, Class 1B1, 8.57%, 7/25/2039 (a) (m)	277	284
Series 2019-R06, Class 2B1, 8.22%, 9/25/2039 (a) (m)	3,860	3,938
Series 2019-R07, Class 1B1, 7.87%, 10/25/2039 (a) (m)	7,300	7,433
Series 2020-R02, Class 2B1, 7.47%, 1/25/2040 (a) (m)	7,158	7,239
Series 2020-R01, Class 1B1, 7.72%, 1/25/2040 (a) (m)	1,000	1,019
Series 2021-R01, Class 1B1, 7.45%, 10/25/2041 (a) (m)	5,200	5,283
Series 2021-R03, Class 1B2, 9.85%, 12/25/2041 (a) (m)	6,100	6,306
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2022-R01, Class 1B2, 10.35%, 12/25/2041 (a) (m)	4,437	4,628
Series 2024-R02, Class 1M2, 6.15%, 2/25/2044 (a) (m)	7,000	6,990
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 11A1, 5.50%, 11/25/2020	572	69
Series 2004-AR4, Class 2A1, 5.28%, 5/25/2034 (m)	80	79
Series 2004-AR4, Class 4A1, 6.28%, 5/25/2034 (m)	658	661
Series 2004-AR5, Class 6A1, 6.29%, 6/25/2034 (m)	136	133
Series 2004-4, Class 4A1, 5.50%, 8/25/2034	645	659
Series 2005-4, Class 2A5, 4.99%, 6/25/2035 (m)	1,896	1,255
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	221	158
CSFB Mortgage-Backed Trust Series 2004-AR6, Class 7A1, 6.36%, 10/25/2034 (m)	23	23
CSMC Mortgage-Backed Trust
Series 2006-8, Class 5A1, 5.47%, 10/25/2026 (m)	24	23
Series 2007-2, Class 3A13, 5.50%, 3/25/2037	310	138
Deephaven Residential Mortgage Trust
Series 2021-3, Class B2, 4.13%, 8/25/2066 (a) (m)	4,502	3,342
Series 2021-4, Class B1, 4.16%, 11/25/2066 (a) (m)	6,000	4,687
Series 2021-4, Class B2, 4.44%, 11/25/2066 (a) (m)	6,508	5,112
Series 2022-1, Class B1, 4.27%, 1/25/2067 (a) (m)	3,000	2,361
Series 2022-1, Class B2, 4.27%, 1/25/2067 (a) (m)	5,640	4,190
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.40%, 2/25/2020 (m)	12	12
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 4.95%, 8/19/2045 (m)	1,070	933
FHLMC Seasoned Credit Risk Transfer Trust Series 2017-3, Class A, IO, 0.00%, 7/25/2056 (m)	170,395	106
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
FHLMC STACR REMIC Trust
Series 2021-DNA2, Class B2, 10.35%, 8/25/2033 (a) (m)	1,500	1,751
Series 2021-HQA2, Class B2, 9.80%, 12/25/2033 (a) (m)	1,200	1,358
Series 2021-DNA6, Class B1, 7.75%, 10/25/2041 (a) (m)	2,500	2,562
Series 2021-DNA6, Class B2, 11.85%, 10/25/2041 (a) (m)	400	423
Series 2024-DNA2, Class M1, 5.55%, 5/25/2044 (a) (m)	3,986	3,983
Series 2020-HQA1, Class B2, 9.57%, 1/25/2050 (a) (m)	4,000	4,292
Series 2021-DNA1, Class B2, 9.10%, 1/25/2051 (a) (m)	6,800	7,315
First Horizon Alternative Mortgage Securities Trust Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	5	—
GCAT Trust Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (a) (m)	3,000	2,509
GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A, 4.99%, 8/19/2034 (m)	153	136
Series 2005-AR1, Class 3A, 4.07%, 3/18/2035 (m)	33	29
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (m)	1,196	136
GSR Mortgage Loan Trust
Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	139	91
Series 2005-1F, Class 2A3, 6.00%, 2/25/2035	121	83
Series 2005-AR3, Class 6A1, 4.31%, 5/25/2035 (m)	49	36
Series 2005-AR4, Class 3A5, 5.43%, 7/25/2035 (m)	816	489
Series 2005-6F, Class 3A18, 5.50%, 7/25/2035	455	434
Series 2005-AR7, Class 6A1, 4.63%, 11/25/2035 (m)	318	271
Series 2006-1F, Class 2A16, 6.00%, 2/25/2036	477	202
Series 2006-1F, Class 2A9, 6.00%, 2/25/2036	773	326
Series 2006-9F, Class 3A1, 6.25%, 10/25/2036	333	305
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2007-1F, Class 3A13, 6.00%, 1/25/2037	198	120
HarborView Mortgage Loan Trust Series 2005-11, Class 2A1A, 5.05%, 8/19/2045 (m)	85	79
Impac CMB Trust
Series 2004-5, Class 1A1, 5.16%, 10/25/2034 (m)	100	99
Series 2004-5, Class 1M2, 5.31%, 10/25/2034 (m)	36	36
Series 2004-7, Class 1A2, 5.36%, 11/25/2034 (m)	123	121
Series 2004-10, Class 2A, 5.08%, 3/25/2035 (m)	295	269
Series 2005-1, Class 1A1, 4.96%, 4/25/2035 (m)	133	126
Series 2005-1, Class 1A2, 5.06%, 4/25/2035 (m)	163	154
Series 2005-2, Class 1A2, 5.06%, 4/25/2035 (m)	175	168
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A4, 3.75%, 8/25/2033	137	93
Impac Secured Assets Trust
Series 2007-3, Class A1B, 4.92%, 9/25/2037 (m)	1,283	1,076
Series 2007-3, Class A1C, 5.16%, 9/25/2037 (m)	2,149	1,813
IndyMac INDX Mortgage Loan Trust
Series 2005-AR3, Class 3A1, 4.13%, 4/25/2035 (m)	131	120
Series 2005-AR14, Class 2A1A, 5.04%, 7/25/2035 (m)	612	479
Series 2007-AR21, Class 6A1, 3.87%, 9/25/2037 (m)	3,770	2,288
JPMorgan Mortgage Trust
Series 2006-S3, Class 2A4, 5.50%, 8/25/2021	7	6
Series 2004-A6, Class 1A1, 4.40%, 12/25/2034 (m)	24	22
Series 2005-A3, Class 6A6, 5.77%, 6/25/2035 (m)	88	87
Series 2005-A6, Class 1A2, 6.35%, 9/25/2035 (m)	91	85
Series 2005-A8, Class 1A1, 5.13%, 11/25/2035 (m)	59	45
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	73

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2005-A8, Class 4A1, 5.30%, 11/25/2035 (m)	964	783
Series 2006-A7, Class 2A4, 4.55%, 1/25/2037 (m)	275	210
Series 2007-S1, Class 2A17, 4.77%, 3/25/2037 (m)	3,566	959
Legacy Mortgage Asset Trust
Series 2021-GS3, Class A2, 6.25%, 7/25/2061 (a) (h)	2,963	2,960
Series 2021-GS1, Class A2, 7.84%, 10/25/2066 (a) (h)	2,183	2,184
Lehman Mortgage Trust
Series 2005-2, Class 2A5, 5.50%, 12/25/2035	580	325
Series 2007-7, Class 5A7, 6.50%, 8/25/2037	6,604	3,010
LHOME Mortgage Trust
Series 2023-RTL3, Class A1, 8.00%, 8/25/2028 (a) (h)	2,550	2,573
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (a) (h)	4,025	4,065
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (a) (h)	3,325	3,367
Series 2024-RTL3, Class A1, 6.90%, 5/25/2029 (a) (h)	5,000	5,065
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (h)	480	478
MASTR Alternative Loan Trust
Series 2004-12, Class 3A1, 6.00%, 12/25/2034	326	325
Series 2005-3, Class 1A1, 5.50%, 4/25/2035	70	63
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	195	88
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	341	219
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A2, 5.16%, 4/25/2035 (m)	91	80
Series 2006-1, Class 2A1, 5.79%, 2/25/2036 (m)	465	448
Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	150	54
Metlife Securitization Trust Series 2017-1A, Class A, 3.00%, 4/25/2055 (a) (m)	1,563	1,493
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Morgan Stanley Mortgage Loan Trust
Series 2006-2, Class 1A, 5.25%, 2/25/2021	193	173
Series 2004-9, Class 1A, 5.30%, 11/25/2034 (m)	278	275
Series 2005-4, Class 1A, 5.00%, 8/25/2035	19	19
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (h)	3,750	3,779
Series 2019-NQM4, Class B1, 3.74%, 9/25/2059 (a) (m)	2,500	2,137
Series 2019-NQM4, Class B2, 5.15%, 9/25/2059 (a) (m)	4,000	3,522
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-WF1, Class 2A5, 5.66%, 3/25/2035 (h)	1	1
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (h)	873	867
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (a) (h)	290	290
Series 2024-NQM4, Class A3, 6.32%, 1/25/2064 (a) (h)	4,037	4,056
PRPM Series 2024-3, Class A1, 6.99%, 5/25/2029 (a) (h)	7,998	8,014
PRPM LLC
Series 2024-1, Class A1, 6.96%, 2/25/2029 (a) (h)	8,756	8,771
Series 2024-2, Class A1, 7.03%, 3/25/2029 (a) (h)	5,327	5,338
Series 2024-4, Class A1, 6.41%, 8/25/2029 (a) (h)	3,584	3,593
Series 2024-8, Class A2, 8.84%, 12/25/2029 (a) (h)	1,501	1,498
RALI Trust
Series 2003-QS20, Class CB, 5.00%, 11/25/2018 ‡	—	—
Series 2005-QA5, Class A2, 5.11%, 4/25/2035 (m)	590	530
Series 2005-QS17, Class A3, 6.00%, 12/25/2035	400	344
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	695	622
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2006-QS4, Class A2, 6.00%, 4/25/2036	849	687
Series 2006-QS17, Class A5, 6.00%, 12/25/2036	1,272	1,048
Residential Asset Securitization Trust
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	1,260	745
Series 2005-A14, Class A1, 5.50%, 12/25/2035	124	55
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	2,563	1,116
RFMSI Trust
Series 2005-S7, Class A6, 5.50%, 11/25/2035	45	35
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	938	754
Series 2006-SA4, Class 2A1, 5.66%, 11/25/2036 (m)	645	519
Sequoia Mortgage Trust Series 2007-3, Class 1A1, 4.83%, 7/20/2036 (m)	201	172
Starwood Mortgage Residential Trust
Series 2020-1, Class B1, 3.73%, 2/25/2050 (a) (m)	5,410	4,560
Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (a)	1,600	1,295
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 1A1, 4.42%, 2/25/2035 (m)	160	149
Structured Asset Mortgage Investments II Trust
Series 2005-AR3, Class 1A1, 4.98%, 8/25/2035 (m)	1,552	1,440
Series 2007-AR7, Class 1A1, 5.29%, 5/25/2047 (m)	2,530	1,969
Verus Securitization Trust
Series 2021-R1, Class B1, 3.20%, 10/25/2063 (a) (m)	2,000	1,789
Series 2021-R1, Class B2, 4.20%, 10/25/2063 (a) (m)	1,322	1,146
Series 2021-R3, Class B1, 3.07%, 4/25/2064 (a) (m)	2,500	2,069
Series 2021-R3, Class B2, 4.07%, 4/25/2064 (a) (m)	1,776	1,365
Series 2020-5, Class B2, 4.71%, 5/25/2065 (a) (m)	1,400	1,325
Series 2021-5, Class B1, 3.04%, 9/25/2066 (a) (m)	3,826	2,639
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2021-5, Class B2, 3.94%, 9/25/2066 (a) (m)	3,750	2,666
Series 2023-INV1, Class A3, 6.76%, 2/25/2068 (a) (h)	2,036	2,040
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (h)	303	303
Series 2023-6, Class B1, 7.80%, 9/25/2068 (a) (m)	3,500	3,497
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR11, Class A, 6.93%, 10/25/2034 (m)	327	314
Series 2005-AR5, Class A6, 5.71%, 5/25/2035 (m)	829	808
Series 2005-AR16, Class 1A1, 4.72%, 12/25/2035 (m)	281	251
Series 2005-AR14, Class 1A3, 5.18%, 12/25/2035 (m)	661	605
Series 2005-AR14, Class 1A4, 5.18%, 12/25/2035 (m)	441	403
Series 2005-AR18, Class 1A3A, 5.01%, 1/25/2036 (m)	28	26
Series 2006-AR2, Class 1A1, 4.60%, 3/25/2036 (m)	128	110
Series 2004-AR10, Class A1B, 5.28%, 7/25/2044 (m)	330	311
Series 2005-AR15, Class A1A1, 4.96%, 11/25/2045 (m)	20	19
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A3, 5.50%, 3/25/2035	347	332
Series 2005-4, Class CB7, 5.50%, 6/25/2035	245	222
Series 2005-10, Class 2A5, 5.75%, 11/25/2035	1,348	1,281
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	394	361
Series 2006-5, Class 2CB5, 6.50%, 7/25/2036	131	97
Series 2007-1, Class 1A7, 5.04%, 2/25/2037 (m)	2,223	1,649
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	75

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR19, Class A3, 6.93%, 12/25/2036 (m)	69	65
Series 2007-15, Class A1, 6.00%, 11/25/2037	58	56
Total Collateralized Mortgage Obligations (Cost $301,527)		268,963
Foreign Government Securities — 2.5%
Angola — 0.1%
Republic of Angola
8.25%, 5/9/2028 (b)	1,400	1,180
8.00%, 11/26/2029 (a)	1,550	1,236
8.00%, 11/26/2029 (b)	1,480	1,180
8.75%, 4/14/2032 (b)	1,670	1,286
9.13%, 11/26/2049 (b)	2,090	1,420
		6,302
Argentina — 0.2%
Argentine Republic
1.00%, 7/9/2029	2,875	2,321
0.75%, 7/9/2030 (h)	1,364	1,046
4.12%, 7/9/2035 (c) (h)	6,656	4,414
4.12%, 7/9/2035 (h)	800	530
5.00%, 1/9/2038 (h)	2,896	2,036
3.50%, 7/9/2041 (h)	5,045	3,113
4.12%, 7/9/2046 (h)	5,688	3,703
		17,163
Bahamas — 0.0% ^
Commonwealth of the Bahamas 6.00%, 11/21/2028 (b)	1,400	1,327
Bahrain — 0.1%
Kingdom of Bahrain
7.00%, 10/12/2028 (b)	800	816
6.75%, 9/20/2029 (b)	200	202
5.45%, 9/16/2032 (a)	481	444
6.00%, 9/19/2044 (b)	1,500	1,224
7.50%, 9/20/2047 (b)	1,590	1,533
		4,219
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Benin — 0.0% ^
Benin Government Bond
7.96%, 2/13/2038 (a)	1,010	907
8.38%, 1/23/2041 (a)	747	677
		1,584
Brazil — 0.1%
Federative Republic of Brazil
6.13%, 1/22/2032	880	896
8.25%, 1/20/2034	785	879
5.63%, 1/7/2041	950	842
5.00%, 1/27/2045	1,230	935
4.75%, 1/14/2050	620	438
7.13%, 5/13/2054	1,155	1,096
		5,086
Colombia — 0.1%
Republic of Colombia
3.13%, 4/15/2031	800	644
8.00%, 4/20/2033	950	965
7.38%, 9/18/2037	1,000	926
6.13%, 1/18/2041	950	747
5.00%, 6/15/2045	1,990	1,298
5.20%, 5/15/2049	420	272
4.13%, 5/15/2051	1,000	552
8.75%, 11/14/2053	1,002	960
8.38%, 11/7/2054	2,250	2,060
		8,424
Costa Rica — 0.0% ^
Republic of Costa Rica
6.55%, 4/3/2034 (a)	1,090	1,112
7.30%, 11/13/2054 (a)	819	831
		1,943
Dominican Republic — 0.1%
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	790	736
7.05%, 2/3/2031 (a) (c)	1,330	1,372
4.88%, 9/23/2032 (a)	1,090	980
7.45%, 4/30/2044 (b)	1,580	1,622
6.85%, 1/27/2045 (b)	500	480
6.50%, 2/15/2048 (b)	1,950	1,794
6.40%, 6/5/2049 (b)	1,050	960
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Dominican Republic—continued
5.88%, 1/30/2060 (a)	880	727
5.88%, 1/30/2060 (b)	620	512
		9,183
Ecuador — 0.2%
Republic of Ecuador
6.90%, 7/31/2030 (b) (h)	6,545	4,896
5.50%, 7/31/2035 (b) (h)	2,240	1,339
5.00%, 7/31/2040 (b) (h)	10,870	5,662
		11,897
Egypt — 0.2%
Arab Republic of Egypt
3.88%, 2/16/2026 (a)	665	650
3.88%, 2/16/2026 (b)	600	586
7.50%, 1/31/2027 (b)	2,670	2,645
7.60%, 3/1/2029 (b)	1,800	1,680
8.63%, 2/4/2030 (a)	657	624
5.88%, 2/16/2031 (a)	482	389
5.88%, 2/16/2031 (b)	1,100	887
7.05%, 1/15/2032 (a)	880	730
7.05%, 1/15/2032 (b)	1,300	1,079
7.63%, 5/29/2032 (b)	1,300	1,095
9.45%, 2/4/2033 (a)	1,175	1,077
7.30%, 9/30/2033 (b)	900	726
8.70%, 3/1/2049 (b)	4,370	3,210
8.70%, 3/1/2049 (a)	1,520	1,116
8.88%, 5/29/2050 (b)	1,750	1,302
		17,796
El Salvador — 0.1%
Republic of El Salvador
8.63%, 2/28/2029 (b)	1,119	1,136
9.25%, 4/17/2030 (a)	2,095	2,162
9.25%, 4/17/2030 (b)	620	640
7.12%, 1/20/2050 (b)	637	508
9.50%, 7/15/2052 (b)	1,250	1,248
9.65%, 11/21/2054 (a)	1,628	1,615
		7,309
Ethiopia — 0.0% ^
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (b)	1,350	1,099
Gabon — 0.0% ^
Gabonese Republic 7.00%, 11/24/2031 (b)	910	640
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ghana — 0.1%
Republic of Ghana
Zero Coupon, 7/3/2026 (a)	135	127
5.00%, 7/3/2029 (a) (h)	1,833	1,552
Zero Coupon, 1/3/2030 (a)	1,079	812
5.00%, 7/3/2035 (a) (h)	3,410	2,267
		4,758
Guatemala — 0.0% ^
Republic of Guatemala 6.13%, 6/1/2050 (a) (c)	720	640
Honduras — 0.0% ^
Republic of Honduras
6.25%, 1/19/2027 (b)	2,200	2,177
8.63%, 11/27/2034 (a)	1,190	1,177
		3,354
Iraq — 0.0% ^
Republic of Iraq 5.80%, 1/15/2028 (b)	1,866	1,804
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
7.63%, 1/30/2033 (b)	820	766
6.13%, 6/15/2033 (b)	4,730	4,068
8.08%, 4/1/2036 (a)	1,383	1,267
8.25%, 1/30/2037 (a)	532	488
		6,589
Jordan — 0.1%
Hashemite Kingdom of Jordan
6.13%, 1/29/2026 (b)	1,900	1,895
7.75%, 1/15/2028 (b)	900	910
5.85%, 7/7/2030 (b)	400	368
5.85%, 7/7/2030 (a) (c)	1,810	1,665
7.38%, 10/10/2047 (b)	1,320	1,106
		5,944
Kenya — 0.1%
Republic of Kenya
7.25%, 2/28/2028 (b)	1,362	1,272
9.75%, 2/16/2031 (a)	1,646	1,563
9.75%, 2/16/2031 (b)	1,220	1,159
9.50%, 3/5/2036 (a)	2,316	2,014
		6,008
Lebanon — 0.1%
Lebanese Republic
6.65%, 4/22/2024 (b) (j)	4,485	756
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	77

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Lebanon—continued
6.60%, 11/27/2026 (b) (j)	9,774	1,647
6.85%, 3/23/2027 (b) (j)	5,304	894
6.65%, 11/3/2028 (b) (j)	3,415	575
6.65%, 2/26/2030 (b) (j)	340	57
		3,929
Mongolia — 0.0% ^
State of Mongolia
8.65%, 1/19/2028 (a)	340	351
4.45%, 7/7/2031 (b)	800	674
		1,025
Montenegro — 0.0% ^
Republic of Montenegro 7.25%, 3/12/2031 (b)	700	705
Namibia — 0.0% ^
Republic of Namibia 5.25%, 10/29/2025 (b)	800	787
Nigeria — 0.1%
Federal Republic of Nigeria
6.50%, 11/28/2027 (a)	1,220	1,145
6.50%, 11/28/2027 (b)	2,720	2,551
8.38%, 3/24/2029 (b)	800	747
8.75%, 1/21/2031 (b)	780	709
7.88%, 2/16/2032 (b)	1,510	1,287
7.38%, 9/28/2033 (b)	1,620	1,305
7.63%, 11/28/2047 (b)	600	425
7.63%, 11/28/2047 (a)	1,290	913
		9,082
Oman — 0.0% ^
Sultanate of Oman Government Bond
6.50%, 3/8/2047 (b)	340	336
6.75%, 1/17/2048 (b)	1,170	1,179
7.00%, 1/25/2051 (b)	1,600	1,665
7.00%, 1/25/2051 (a)	301	313
		3,493
Pakistan — 0.1%
Islamic Republic of Pakistan
8.25%, 9/30/2025 (b)	550	540
6.00%, 4/8/2026 (b)	3,200	3,000
6.88%, 12/5/2027 (b)	1,500	1,317
7.38%, 4/8/2031 (a)	554	435
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pakistan—continued
7.38%, 4/8/2031 (b)	600	471
8.88%, 4/8/2051 (b)	767	546
		6,309
Paraguay — 0.1%
Republic of Paraguay
6.00%, 2/9/2036 (a)	410	412
6.10%, 8/11/2044 (b)	1,730	1,626
5.60%, 3/13/2048 (b)	350	307
5.40%, 3/30/2050 (a)	950	807
5.40%, 3/30/2050 (b)	2,100	1,783
6.65%, 3/4/2055 (a)	516	510
		5,445
Romania — 0.0% ^
Romania Government Bond 7.50%, 2/10/2037 (a)	408	406
Rwanda — 0.0% ^
Republic of Rwanda 5.50%, 8/9/2031 (b)	1,000	785
Senegal — 0.0% ^
Republic of Senegal
7.75%, 6/10/2031 (b)	2,100	1,638
6.25%, 5/23/2033 (b)	1,700	1,179
6.75%, 3/13/2048 (b)	650	388
6.75%, 3/13/2048 (a)	460	275
		3,480
South Africa — 0.1%
Republic of South Africa
7.10%, 11/19/2036 (a)	625	594
6.25%, 3/8/2041	2,500	2,064
5.00%, 10/12/2046	700	462
5.75%, 9/30/2049	2,170	1,540
7.30%, 4/20/2052	600	510
7.95%, 11/19/2054 (a)	1,514	1,367
		6,537
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (a)	1,237	1,143
3.10%, 1/15/2030 (a) (h)	1,359	1,107
3.35%, 3/15/2033 (a) (h)	1,366	963
3.60%, 6/15/2035 (a) (h)	1,800	1,156
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Sri Lanka—continued
3.60%, 5/15/2036 (a) (h)	889	611
3.60%, 2/15/2038 (a) (h)	1,800	1,246
		6,226
Suriname — 0.0% ^
Suriname Government International Bond 7.95%, 7/15/2033 (b) (i)	1,030	937
Turkey — 0.2%
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	2,146	2,280
Republic of Turkiye (The)
9.88%, 1/15/2028	3,376	3,644
5.13%, 2/17/2028	940	904
9.38%, 3/14/2029	1,500	1,616
9.13%, 7/13/2030	900	976
7.13%, 2/12/2032	200	195
9.38%, 1/19/2033	1,618	1,773
7.63%, 5/15/2034	1,300	1,292
6.00%, 1/14/2041	1,040	827
4.88%, 4/16/2043	1,120	753
5.75%, 5/11/2047	620	446
Turkiye Ihracat Kredi Bankasi A/S 9.00%, 1/28/2027 (a)	312	324
		15,030
Ukraine — 0.1%
Ukraine Government Bond
1.75%, 2/1/2029 (b) (h)	1,945	1,180
0.00%, 2/1/2034 (a) (h)	2,700	1,012
1.75%, 2/1/2034 (b) (h)	1,930	952
0.00%, 2/1/2035 (b) (h)	3,520	1,751
1.75%, 2/1/2035 (a) (h)	2,450	1,193
0.00%, 2/1/2036 (b) (h)	5,030	2,490
1.75%, 2/1/2036 (b) (h)	2,710	1,304
		9,882
Zambia — 0.0% ^
Republic of Zambia
5.75%, 6/30/2033 (a) (h)	1,291	1,115
0.50%, 12/31/2053 (b)	500	283
0.50%, 12/31/2053 (a)	1,084	615
		2,013
Total Foreign Government Securities (Cost $211,262)		199,140
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 2.4% (p)
Canada — 0.0% ^
1011778 BC ULC, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 9/20/2030 (d)	396	392
Four Seasons Hotels Ltd., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 11/30/2029 (d)	445	446
Garda World Security Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.29%, 2/1/2029 (d)	638	631
KDC/ONE Development Corp., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.32%, 8/15/2028 (d) (q)	559	557
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 8/16/2030 (d)	614	611
St. George's University Scholastic Services LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.06%, 2/12/2029 (d)	503	496
		3,133
France — 0.0% ^
Altice France SA, 1st Lien Term Loan B-14 (3-MONTH CME TERM SOFR + 5.50%), 9.76%, 8/15/2028 (d)	201	181
Banijay Entertainment SAS, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 3/1/2028 (d) (q)	30	29
		210
Germany — 0.0% ^
TK Elevator Midco GmbH, 1st Lien Term Loan C (6-MONTH CME TERM SOFR + 3.50%), 7.74%, 4/30/2030 (d) (q)	526	523
Luxembourg — 0.0% ^
Altice Financing SA, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.26%, 10/29/2027 (d)	373	302
INEOS US Finance LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 2/18/2030 (d) (q)	668	624
		926
United Kingdom — 0.0% ^
Crown Finance US, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.25%), 9.57%, 12/2/2031 (d) (q)	2,833	2,804
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	79

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — 2.4%
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 10.57%, 10/8/2030 (d) (q)	2,737	2,578
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.52%, 4/20/2028 (d)	2,535	2,478
ACProducts Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 8.81%, 5/17/2028 (d)	3,032	2,028
Acuren Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.08%, 7/30/2031 (d) (q)	476	474
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/31/2031 (d)	2,608	2,544
Advanced Drainage Systems, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.67%, 7/31/2026 (d)	295	295
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 2/3/2031 (d)	490	486
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 8/24/2028 (d)	371	370
Alliant Holdings Intermediate LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 9/19/2031 (d)	545	540
Allied Universal Holdco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.17%, 5/12/2028 (d)	501	500
Altafiber Virginia LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 11/22/2028 (d)	339	337
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.25%, 2/1/2029 (d)	623	606
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.75%, 2/1/2030 (d)	219	207
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3%; 3-MONTH CME TERM SOFR + 3%; 6-MONTH CME TERM SOFR + 3%), 7.20%, 12/13/2029 (d)	731	713
APi Group DE, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 1/3/2029 (d)	466	465
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Arches Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.67%, 12/6/2027 (d)	228	223
Asplundh Tree Expert LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.17%, 9/6/2027 (d)	235	235
Astoria Energy LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 12/10/2027 (d)	166	167
Asurion LLC, 1st Lien Term Loan B-10 (1-MONTH CME TERM SOFR + 4.00%), 8.42%, 8/21/2028 (d)	331	319
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.67%, 8/21/2028 (d)	553	535
Asurion LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 3.25%), 7.69%, 7/30/2027 (d)	338	330
Asurion LLC, 2nd Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 5.25%), 9.69%, 1/31/2028 (d)	325	303
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 2/15/2029 (d)	792	785
Avantor Funding, Inc., 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 2.00%), 6.42%, 11/8/2027 (d)	30	30
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 12/20/2029 (d)	446	445
AZZ, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 5/14/2029 (d)	408	408
B&G Foods, Inc., 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 3.50%), 7.82%, 10/10/2029 (d)	358	341
Bausch + Lomb Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.67%, 5/10/2027 (d)	371	366
BCP VI Summit Holdings LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.82%, 1/30/2032 (d)	465	463
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.82%, 11/25/2031 (d)	3,846	3,832
Belron Finance 2019 LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 10/16/2031 (d)	2,094	2,086
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
BIFM CA Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.07%, 5/31/2028 (d)	253	252
Bleriot US Bidco, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 10/31/2030 (d)	317	314
Boost Newco Borrower LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 4.18%), 8.47%, 1/31/2031 (d)	389	388
Boxer Parent Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 7/30/2031 (d)	725	710
Buckeye Partners LP, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 11/2/2026 (d)	90	90
Buckeye Partners LP, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 11/22/2030 (d)	398	396
Caesars Entertainment, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.56%, 2/6/2030 (d)	568	559
Caesars Entertainment, Inc., 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 2.25%), 6.56%, 2/6/2031 (d) (q)	248	244
Calpine Construction Finance Co. LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 7/19/2030 (d)	562	560
Camelot US Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 1/31/2031 (d)	273	269
Carnival Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 6.33%, 8/9/2027 (d)	443	442
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 7/6/2029 (d)	732	608
Chariot Buyer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.67%, 11/3/2028 (d)	538	530
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 12/9/2030 (d)	1,333	1,325
Charter Communications Operating LLC, 1st Lien Term Loan B-5 (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 12/15/2031 (d)	499	497
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Claire's Stores, Inc., 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 6.50%), 10.73%, 12/18/2026 (d)	1,759	1,328
Clarios Global LP, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 2.50%), 6.82%, 5/6/2030 (d)	428	419
(1-MONTH CME TERM SOFR + 2.75%), 7.07%, 1/28/2032 (d) (q)	225	220
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.44%, 8/23/2028 (d)	1,383	1,338
Cloud Software Group, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 3/21/2031 (d)	259	256
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 4/1/2032 (d) (q)	320	317
Coherent Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 7/2/2029 (d)	492	486
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.19%, 5/17/2028 (d)	1,957	988
Conservice Midco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 5/13/2030 (d)	927	921
Constellation Renewables LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.56%, 12/15/2027 (d)	408	407
CPI Holdco B LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 2.00%), 6.32%, 5/19/2031 (d)	418	415
(1-MONTH CME TERM SOFR + 2.25%), 6.57%, 5/19/2031 (d)	135	134
CPPIB OVM Member US LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 8/20/2031 (d)	725	719
Creative Artists Agency LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 10/1/2031 (d)	443	441
Crosby US Acquisition Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.83%, 8/16/2029 (d)	252	251
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.82%, 1/18/2028 (d)	950	923
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	81

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
DaVita, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 4/25/2031 (d)	613	608
DCert Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.32%, 10/16/2026 (d)	219	211
DCert Buyer, Inc., 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 7.00%), 11.32%, 2/16/2029 (d)	145	119
DexKo Global, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.19%, 10/4/2028 (d)	3,954	3,633
DIRECTV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.54%, 8/2/2027 (d)	565	564
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/18/2029 (d)	500	498
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.29%, 6/12/2031 (d)	473	464
Elanco Animal Health, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.17%, 8/2/2027 (d)	347	345
EMRLD Borrower LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 8/4/2031 (d)	3,047	3,007
EMRLD Borrower LP, 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 2.50%), 6.93%, 5/31/2030 (d) (q)	716	707
Endo Finance Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.32%, 4/23/2031 (d)	348	337
Ensemble RCM LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.28%, 8/1/2029 (d)	240	240
Entegris, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 7/6/2029 (d)	346	344
Enviri Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.69%, 6/9/2028 (d)	595	574
EPIC Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.26%, 10/15/2031 (d)	2,578	2,573
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
EW Scripps Co. (The), 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.00%), 7.44%, 1/7/2028 (d)	246	204
FGI Operating Co. LLC, 1st Lien Term Loan 0.00%, 12/31/2024 ‡ (j) (m)	142	12
First Advantage Holdings LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 10/31/2031 (d)	3,409	3,380
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 7/21/2028 (d)	1,987	1,976
First Student Bidco, Inc., 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 7/21/2028 (d)	4,223	4,199
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 7/21/2028 (d)	607	604
Gates Global LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 11/16/2029 (d)	171	169
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 4/10/2031 (d)	600	592
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 1/30/2032 (d)	3,328	3,278
Go Daddy Operating Co. LLC, 1st Lien Term Loan B-8 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 11/9/2029 (d)	494	491
GOAT Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 1/27/2032 (d)	290	285
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 8/4/2027 (d)	327	327
Grant Thornton Advisors LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.08%, 6/2/2031 (d) (q)	613	607
Gray Media, Inc., 1st Lien Term Loan D (1-MONTH CME TERM SOFR + 3.00%), 7.44%, 12/1/2028 (d)	208	191
Griffon Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 1/24/2029 (d)	434	432
Guardian US Holdco LLC, 1st Lien Term Loan 7.80%, 1/31/2030 (m)	344	332
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Hertz Corp. (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.94%, 6/30/2028 (d) (q)	1,388	1,072
Hertz Corp. (The), 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.50%), 7.94%, 6/30/2028 (d) (q)	272	210
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.77%, 6/20/2030 (d)	800	794
ICON Luxembourg SARL, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 7/3/2028 (d)	95	95
Icon Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.32%, 11/13/2031 (d)	3,285	3,263
Icon Parent, Inc., 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.32%, 11/12/2032 (d)	90	89
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 10.21%, 5/1/2029 (d)	2,972	2,284
Ingram Micro, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 9/19/2031 (d)	149	149
Insulet Corp., 1st Lien Term Loan A (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 8/1/2031 (d)	686	685
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 9/20/2030 (d)	578	572
Jazz Financing Lux SARL, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 5/5/2028 (d)	361	359
Jetblue Airways Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 9.05%, 8/13/2029 (d)	532	479
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 1/17/2031 (d)	468	467
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 9.43%, 10/30/2028 (d)	3,783	3,252
Leslie's Poolmart, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 7.03%, 3/9/2028 (d)	554	379
Live Nation Entertainment, Inc., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 6.17%, 10/19/2026 (d)	402	401
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.57%, 12/2/2031 (d)	5,221	5,003
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 6.79%, 4/16/2029 (d)	114	109
Lumen Technologies, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.35%), 6.79%, 4/15/2030 (d)	116	111
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.76%, 6/21/2028 (d)	3,578	3,541
Madison Safety & Flow LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 9/26/2031 (d)	463	459
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 4/15/2027 (d)	587	578
MED ParentCo LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.82%, 4/15/2031 (d)	399	398
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 10/23/2028 (d)	2,724	2,704
MH Sub I LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.25%), 8.58%, 5/3/2028 (d) (q)	318	301
(1-MONTH CME TERM SOFR + 4.25%), 8.58%, 12/31/2031 (d) (q)	199	174
Mirion Technologies, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 10/20/2028 (d)	409	408
Mister Car Wash Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 3/27/2031 (d)	334	331
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 3/28/2031 (d)	2,774	2,725
Modena Buyer LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.79%, 7/1/2031 (d)	313	296
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡ (d)	5,193	4,105
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	83

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50%), 15.92%, 6/30/2026 ‡ (d)	2,782	2,782
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 8.50%), 12.82%, 1/2/2029 ‡ (d)	719	719
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 2.50%), 6.82%, 1/2/2029 ‡ (d)	824	824
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡ (d)	2,094	1,010
Naked Juice LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.40%, 1/24/2029 (d)	451	152
NCR Atleos Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 3/27/2029 (d)	158	158
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 11/17/2031 (d)	4,896	4,861
NGL Energy Operating LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.07%, 2/3/2031 (d)	431	407
Nielsen Consumer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.82%, 3/6/2028 (d)	374	373
Novelis, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.29%, 2/25/2032 (d)	265	264
Option Care Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 10/27/2028 (d)	590	589
Orion Advisor Solutions, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.03%, 9/24/2030 (d)	533	532
Osmose Utilities Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.69%, 6/23/2028 (d)	720	710
Owens & Minor, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 5.25%), 9.38%, 4/2/2030 (d) (q)	155	152
Park River Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.80%, 12/28/2027 (d)	1,486	1,395
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.81%, 3/3/2028 (d)	6,778	5,895
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.17%, 2/11/2028 (d)	2,234	2,198
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 11/15/2028 (d)	1,861	1,848
Pike Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.44%, 1/21/2028 (d)	756	757
PRA Health Sciences, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 7/3/2028 (d)	24	24
Prairie Acquiror LP, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 4.25%), 8.57%, 8/1/2029 (d)	421	414
Pre-Paid Legal Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 12/7/2028 (d) (q)	544	538
Prime Security Services Borrower LLC, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 10/15/2030 (d)	909	904
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 3/31/2028 (d)	2,504	2,481
Project Boost Purchaser LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 7/16/2031 (d)	460	455
Proofpoint, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 8/31/2028 (d)	501	497
Queen MergerCo, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.00%), 7.05%, 4/26/2032 (d) (q)	1,633	1,630
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 3/19/2029 (d)	484	476
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 2/10/2032 (d)	4,722	4,624
Radiology Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.94%, 1/31/2029 (d)	492	474
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 11/19/2031 (d)	2,852	2,819
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
RealPage, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.56%, 4/24/2028 (d)	275	272
Recess Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.03%, 2/21/2030 (d)	257	255
Resonetics LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 6/18/2031 (d)	264	261
Ring Container Technologies Group LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 8/14/2028 (d)	416	414
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.57%, 11/28/2028 (d)	2,849	2,827
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.31%, 7/31/2031 (d) (q)	605	602
Shutterfly Finance LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 6.00%), 10.28%, 10/1/2027 ‡ (d)	51	51
Shutterfly Finance LLC, 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 1.00%), 5.32%, 10/1/2027 (d) (q)	3,195	2,744
Six Flags Entertainment Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 5/1/2031 (d)	471	467
Skopima Consilio Parent LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.07%, 5/12/2028 (d)	712	700
Spirit AeroSystems, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.79%, 1/15/2027 (d)	210	209
SPX FLOW, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 4/5/2029 (d)	1,965	1,954
Staples, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.75%), 10.04%, 8/23/2029 (d)	960	827
Star Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 8.30%, 9/27/2030 (d)	1,930	1,864
Star US Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.07%, 3/17/2027 (d)	741	740
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 3/14/2031 (d)	348	345
Surgery Center Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 12/19/2030 (d)	317	316
Terex Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 10/8/2031 (d)	625	623
Thoughtworks, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.94%, 3/24/2028 (d)	146	142
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 3/18/2030 (d)	322	302
Trans Union LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 6/24/2031 (d)	507	504
TransDigm, Inc., 1st Lien Term Loan J (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 2/28/2031 (d)	443	439
TransDigm, Inc., 1st Lien Term Loan K (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 3/22/2030 (d)	483	481
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 9/15/2028 (d)	463	447
UFC Holdings LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.25%), 6.58%, 11/21/2031 (d)	273	272
UKG, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 2/10/2031 (d)	639	636
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 9.44%, 6/28/2028 (d)	3,285	3,024
USI, Inc., 1st Lien Term Loan D (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 11/21/2029 (d)	521	518
Utz Quality Foods LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 1/29/2032 (d)	324	322
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.82%, 8/26/2031 (d)	5,297	5,197
Venator Materials LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 10.00%), 14.26%, 1/16/2026 (d)	180	171
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	85

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
(3-MONTH CME TERM SOFR + 2.00%), 14.32%, 10/12/2028 (d)	295	251
Venator Materials LLC, 1st Lien Term Loan B 12.33%, 7/16/2026 (m)	177	168
Vertex Aerospace Services LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 12/6/2030 (d)	460	453
Vertiv Group Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 3/2/2027 (d)	496	494
Virtusa Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 2/15/2029 (d)	512	510
Vista Management Holding, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 3/26/2031 (d) (q)	154	153
VT Topco, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 8/9/2030 (d)	612	610
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 1/30/2031 (d)	604	595
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/27/2031 (d)	966	956
Whatabrands LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 8/3/2028 (d)	533	529
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 10/19/2029 (d)	3,763	3,662
WhiteWater Whistler Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 1.75%), 6.06%, 2/15/2030 (d)	554	551
WMG Acquisition Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 1/24/2031 (d)	534	533
WR Grace Holdings LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 9/22/2028 (d)	1,024	1,003
Zekelman Industries, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/24/2031 (d)	227	226
		188,914
Total Loan Assignments (Cost $205,801)		196,510
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 1.5%
Cayman Islands — 0.3%
Ballyrock CLO Ltd. Series 2020-2A, Class A2R, 6.08%, 10/20/2031 (a) (m)	2,900	2,896
Barings CLO Ltd. Series 2022-1A, Class B, 6.22%, 4/15/2035 (a) (m)	300	299
Buttermilk Park CLO Ltd. Series 2018-1A, Class CR, 6.21%, 10/15/2031 (a) (m)	931	926
Carlyle Global Market Strategies CLO Ltd.
Series 2015-4A, Class A2RR, 6.12%, 7/20/2032 (a) (m)	1,400	1,397
Series 2015-4A, Class BRR, 6.72%, 7/20/2032 (a) (m)	1,400	1,397
Series 2016-1A, Class CR3, 7.47%, 4/20/2034 (a) (m)	899	897
Dryden CLO Ltd.
Series 2018-64A, Class A, 5.50%, 4/18/2031 (a) (m)	712	712
Series 2019-68A, Class BRR, 5.81%, 7/15/2035 (a) (m)	650	647
Dryden Senior Loan Fund Series 2015-37A, Class AR, 5.62%, 1/15/2031 (a) (m)	525	525
GoldenTree Loan Management US CLO Ltd. Series 2020-8A, Class DRR, 7.17%, 10/20/2034 (a) (m)	1,300	1,296
Madison Park Funding Ltd. Series 2021-49A, Class B1R, 5.72%, 10/19/2034 (a) (m)	900	894
Magnetite Ltd.
Series 2019-22A, Class BRR, 5.86%, 7/15/2036 (a) (m)	1,018	1,014
Series 2019-22A, Class CRR, 6.11%, 7/15/2036 (a) (m)	977	978
Neuberger Berman Loan Advisers CLO Ltd. Series 2019-34A, Class BR, 6.02%, 1/20/2035 (a) (m)	900	899
Octagon Investment Partners Ltd. Series 2013-1A, Class A1RR, 5.50%, 7/19/2030 (a) (m)	276	276
Palmer Square Loan Funding Ltd.
Series 2024-3A, Class A2, 5.95%, 8/8/2032 (a) (m)	2,199	2,198
Series 2024-3A, Class B, 6.20%, 8/8/2032 (a) (m)	2,300	2,288
Series 2024-1A, Class A2, 5.71%, 10/15/2032 (a) (m)	250	250
RR Ltd. Series 2020-12A, Class A2R3, 5.86%, 1/15/2036 (a) (m)	2,163	2,158
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Cayman Islands — continued
Symphony CLO Ltd. Series 2018-19A, Class B, 5.87%, 4/16/2031 (a) (m)	1,400	1,397
Voya CLO Ltd.
Series 2016-3A, Class CR, 7.78%, 10/18/2031 (a) (m)	550	536
Series 2022-1A, Class BR, 6.02%, 4/20/2035 (a) (m)	1,180	1,175
		25,055
Jersey — 0.0% ^
Neuberger Berman Loan Advisers CLO Ltd.
Series 2022-50A, Class BR, 5.93%, 7/23/2036 (a) (m)	1,200	1,195
Series 2022-50A, Class CR, 6.18%, 7/23/2036 (a) (m)	779	773
		1,968
United States — 1.2%
ABFC Trust
Series 2003-OPT1, Class A1A, 5.26%, 4/25/2033 (m)	75	75
Series 2004-OPT3, Class M1, 5.19%, 9/25/2033 (m)	87	87
Series 2004-HE1, Class M1, 5.34%, 3/25/2034 (m)	342	340
Accredited Mortgage Loan Trust Series 2004-4, Class M1, 4.81%, 1/25/2035 (m)	330	324
ACE Securities Corp. Home Equity Loan Trust
Series 2003-FM1, Class M1, 5.73%, 11/25/2032 (m)	230	252
Series 2004-OP1, Class M2, 6.02%, 4/25/2034 (m)	738	658
American Credit Acceptance Receivables Trust
Series 2024-1, Class D, 5.86%, 5/13/2030 (a)	1,400	1,418
Series 2023-4, Class D, 7.65%, 9/12/2030 (a)	1,400	1,452
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	446	446
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2002-AR1, Class M1, 3.30%, 9/25/2032 (m)	46	48
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2004-HE2, Class M2, 6.32%, 4/25/2034 (m)	98	122
Series 2004-HE7, Class M2, 6.02%, 10/25/2034 (m)	137	135
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class C, 5.85%, 12/26/2031 (a) (m)	149	149
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1, Class M1, 5.72%, 12/25/2033 (m)	388	410
Series 2004-SD4, Class A1, 5.34%, 8/25/2044 (m)	494	476
Bridgecrest Lending Auto Securitization Trust Series 2024-3, Class D, 5.83%, 5/15/2030	1,480	1,501
Carlyle Global Market Strategies CLO Ltd. Series 2012-3A, Class A1A2, 5.68%, 1/14/2032 (a) (m)	572	572
Centex Home Equity Loan Trust
Series 2004-C, Class M2, 4.47%, 6/25/2034 (m)	280	271
Series 2004-D, Class MV2, 5.48%, 9/25/2034 (m)	14	13
Series 2004-D, Class MF2, 6.06%, 9/25/2034 (h)	384	383
Chase Funding Trust
Series 2003-5, Class 1M2, 5.64%, 9/25/2032 (m)	98	88
Series 2004-1, Class 1M1, 4.73%, 5/25/2033	841	798
Series 2003-4, Class 1A5, 4.87%, 5/25/2033 (h)	414	404
CHEC Loan Trust Series 2004-1, Class M1, 5.34%, 7/25/2034 (a) (m)	412	405
CITI Asset Receivables Trust I 0.00%, 3/15/2031 ‡ (j) (m)	3,461	3,568
Citigroup Mortgage Loan Trust, Inc.
Series 2005-OPT1, Class M4, 5.49%, 2/25/2035 (m)	17	14
Series 2005-WF2, Class AF7, 5.75%, 8/25/2035 (h)	19	17
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2020-9, Class PT, 0.60%, 4/15/2045 ‡ (a) (m)	7	7
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	87

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Countrywide Asset-Backed Certificates Series 2004-3, Class M1, 5.19%, 6/25/2034 (m)	251	248
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	1,000	1,029
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	311	321
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	364	369
Series 2024-1A, Class B, 6.03%, 5/15/2034 (a)	320	327
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	420	432
CWABS Asset-Backed Certificates Trust Series 2005-11, Class AF6, 5.05%, 2/25/2036 (m)	24	23
CWABS Asset-Backed Certificates Trust, Series 2004-BC4, Class M1, 5.49%, 11/25/2034 (m)	2	2
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 5.27%, 3/25/2034 (m)	72	80
DT Auto Owner Trust Series 2022-3A, Class E, 10.99%, 7/16/2029 (a)	1,000	1,060
FFMLT Trust Series 2004-FF3, Class M1, 5.27%, 5/25/2034 (m)	232	227
Finance America Mortgage Loan Trust Series 2004-3, Class M2, 5.39%, 11/25/2034 (m)	139	126
Fremont Home Loan Trust
Series 2002-1, Class M1, 5.69%, 8/25/2033 (m)	504	540
Series 2004-B, Class M2, 5.39%, 5/25/2034 (m)	236	230
Series 2004-C, Class M1, 5.42%, 8/25/2034 (m)	399	369
Series 2004-D, Class M2, 5.34%, 11/25/2034 (m)	162	148
GLS Auto Receivables Issuer Trust Series 2022-2A, Class E, 5.50%, 6/15/2029 (a)	1,250	1,240
GSAMP Trust
Series 2003-SEA, Class A1, 5.24%, 2/25/2033 (m)	217	215
Series 2003-HE1, Class M1, 5.68%, 6/20/2033 (m)	468	485
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Hertz Vehicle Financing LLC
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	420	427
Series 2023-2A, Class D, 9.40%, 9/25/2029 (a)	700	713
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M2, 4.73%, 11/25/2034 (m)	182	177
Series 2004-C, Class M2, 4.30%, 3/25/2035 (m)	636	539
LendingClub Loan Certificate Issuer Trust
Series 2022-NP3, Class CERT, 0.00%, 5/15/2037 ‡ (a)	125	871
Series 2022-P3, Class CERT, 0.00%, 5/15/2037 ‡ (a)	125	548
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (a)	200	1,774
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (a)	200	940
Series 2022-NP6, Class CERT, 0.00%, 7/15/2037 ‡ (a)	50	443
Lendmark Funding Trust Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	500	462
Magnetite Ltd. Series 2023-39A, Class BR, 5.83%, 1/25/2037 (a) (m)	250	248
MASTR Asset-Backed Securities Trust
Series 2004-OPT2, Class M2, 5.42%, 9/25/2034 (m)	288	295
Series 2005-NC1, Class M4, 5.58%, 12/25/2034 (m)	423	426
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 3.16%, 7/25/2034 (m)	38	31
Series 2004-HE2, Class M1, 5.64%, 8/25/2035 (m)	39	38
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 5.46%, 10/25/2033 (m)	111	110
Series 2004-WMC2, Class M1, 5.36%, 7/25/2034 (m)	548	551
Series 2004-WMC2, Class M2, 6.24%, 7/25/2034 (m)	131	123
Series 2004-HE6, Class M2, 5.34%, 8/25/2034 (m)	454	443
Series 2004-HE7, Class M2, 5.39%, 8/25/2034 (m)	8	9
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2004-HE6, Class M3, 5.42%, 8/25/2034 (m)	167	161
Series 2004-HE8, Class M2, 5.46%, 9/25/2034 (m)	175	179
Series 2004-NC8, Class M3, 5.55%, 9/25/2034 (m)	59	65
Series 2004-HE8, Class M3, 5.57%, 9/25/2034 (m)	56	69
Series 2005-HE1, Class M2, 5.15%, 12/25/2034 (m)	195	189
Series 2005-NC1, Class M3, 5.21%, 1/25/2035 (m)	263	259
Morgan Stanley Mortgage Loan Trust Series 2007-5AX, Class 2A2, 4.74%, 2/25/2037 (m)	2,670	525
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 5.37%, 8/25/2034 (m)	49	54
Series 2004-3, Class M2, 5.42%, 11/25/2034 (m)	8	15
Series 2004-4, Class M2, 5.24%, 2/25/2035 (m)	27	31
NovaStar Mortgage Funding Trust Series 2003-2, Class M2, 7.22%, 9/25/2033 (m)	607	613
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a) (h)	2,447	2,466
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A3, 2.80%, 1/20/2051 (a)	2,484	2,400
Series 2021-1A, Class B1, 4.23%, 1/20/2051 (a)	1,250	1,200
Option One Mortgage Accept Corp. Asset-Backed Certificates Series 2003-5, Class A2, 5.08%, 8/25/2033 (m)	204	208
Option One Mortgage Loan Trust Series 2004-3, Class M2, 5.30%, 11/25/2034 (m)	266	273
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	424	408
PRET LLC
Series 2021-RN4, Class A2, 9.19%, 10/25/2051 (a) (m)	5,217	5,210
Series 2024-RN1, Class A1, 7.14%, 3/25/2054 (a) (h)	3,863	3,894
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2024-NPL3, Class A1, 7.52%, 4/27/2054 (a) (h)	9,116	9,147
Series 2024-NPL9, Class A1, 5.85%, 12/25/2054 (a) (h)	8,258	8,261
Series 2025-NPL4, Class A1, 6.37%, 4/25/2055 ‡ (a) (h) (n)	900	900
Series 2025-NPL3, Class A1, 6.71%, 4/25/2055 ‡ (a) (h)	1,000	1,003
Progress Residential Trust
Series 2021-SFR8, Class G, 4.01%, 10/17/2038 (a)	6,080	5,935
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	1,250	1,230
PRPM LLC Series 2021-11, Class A1, 5.49%, 11/25/2026 (a) (h)	2,637	2,640
RAMP Trust Series 2002-RS2, Class AI5, 4.63%, 3/25/2032 (m)	117	116
RCO Mortgage LLC Series 2024-1, Class A1, 7.02%, 1/25/2029 (a) (h)	2,207	2,218
Renaissance Home Equity Loan Trust
Series 2002-3, Class M1, 5.94%, 12/25/2032 (m)	267	248
Series 2003-1, Class M1, 5.94%, 6/25/2033 (m)	113	101
Series 2003-4, Class M1, 5.72%, 3/25/2034 (m)	1,058	940
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (h)	581	388
Republic Finance Issuance Trust Series 2024-A, Class A, 5.91%, 8/20/2032 (a)	1,546	1,571
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B, 6.45%, 12/15/2032 (a)	47	47
Series 2022-C, Class C, 6.99%, 12/15/2032 (a)	41	41
Series 2022-C, Class D, 8.20%, 12/15/2032 (a)	37	38
Series 2022-C, Class E, 11.37%, 12/15/2032 (a)	20	20
Santander Drive Auto Receivables Trust Series 2024-4, Class D, 5.32%, 12/15/2031	574	573
SASCO Mortgage Loan Trust Series 2004-GEL3, Class M1, 4.77%, 8/25/2034 (m)	299	299
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	89

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Saxon Asset Securities Trust Series 2004-2, Class MV2, 2.27%, 8/25/2035 (m)	84	92
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	1,194	1,221
Series 2023-10B, Class 1, 5.69%, 9/10/2033	493	515
Securitized Asset-Backed Receivables LLC Trust Series 2005-OP1, Class M2, 5.12%, 1/25/2035 (m)	303	270
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 4.38%, 10/16/2026 (a) (h)	500	493
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1, Class A3, 3.45%, 2/25/2032	—	—
Theorem Funding Trust Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	72	72
Toyota Auto Loan Extended Note Trust Series 2021-1A, Class A, 1.07%, 2/27/2034 (a)	307	299
Upstart Pass-Through Trust
Series 2022-PT3, Class A, 17.90%, 4/20/2030 ‡ (a) (m)	462	459
Series 2022-PT4, Class A, 18.36%, 5/20/2030 ‡ (a) (m)	947	947
Upstart Securitization Trust
Series 2022-1, Class C, 5.71%, 3/20/2032 (a)	1,200	676
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	40	40
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M8B, 5.00%, 10/25/2034 (a) (m)	290	271
Series 2004-2, Class M8A, 8.94%, 10/25/2034 (a) (m)	290	290
		90,652
Total Asset-Backed Securities (Cost $118,937)		117,675
U.S. Treasury Obligations — 0.9%
United States — 0.9%
U.S. Treasury Notes
4.25%, 1/31/2026 (r)	68,516	68,622
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
4.63%, 11/15/2026	400	405
3.38%, 9/15/2027	515	513
Total U.S. Treasury Obligations (Cost $69,416)		69,540
	SHARES (000)
Preferred Stocks — 0.4%
United States — 0.4%
Allstate Corp. (The) Series J, 7.38%, 7/15/2028 ($25 par value) (s)	66	1,750
Morgan Stanley,
Series I, 6.38%, 7/15/2025 ($25 par value) (s)	62	1,499
Series K, 5.85%, 4/15/2027 ($25 par value) (s)	254	5,769
Series P, 6.50%, 10/15/2027 ($25 par value) (s)	144	3,615
Series Q, 6.63%, 10/15/2029 ($25 par value) (s)	258	6,486
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,316	2,953
SCE Trust VI 5.00%, 6/4/2025 ($25 par value) (s)	333	5,448
Wells Fargo & Co. Series Z, 4.75%, 6/15/2025 ($25 par value) (s)	332	6,294
Total Preferred Stocks (Cost $37,246)		33,814
Convertible Preferred Stocks — 0.0% ^
United States — 0.0% ^
Claire's Stores, Inc. ‡ * (k) (Cost $5,619)	4	2,570
	PRINCIPAL AMOUNT ($000)
Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
FHLMC UMBS, 30 Year Pool # SD8238, 4.50%, 8/1/2052	87	83
FNMA UMBS, 20 Year Pool # CA1231, 3.50%, 2/1/2038	178	173
FNMA UMBS, 30 Year
Pool # MA4398, 2.00%, 8/1/2051	499	398
Pool # MA4465, 2.00%, 11/1/2051	45	36
Pool # MA4548, 2.50%, 2/1/2052	16	13
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Funds	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
United States — continued
Pool # MA4563, 2.50%, 3/1/2052	49	41
Pool # MA4564, 3.00%, 3/1/2052	14	12
Pool # MA4624, 3.00%, 6/1/2052	65	56
Pool # MA4733, 4.50%, 9/1/2052	83	80
FNMA, Other Pool # BZ3537, 4.97%, 4/1/2035	1,179	1,208
Total Mortgage-Backed Securities (Cost $2,222)		2,100
Convertible Bonds — 0.0% ^
United States — 0.0% ^
EchoStar Corp. 3.88% (PIK), 11/30/2030 (i)(Cost $1,900)	1,816	1,929
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United Kingdom — 0.0% ^
Cineworld Group plc expiring 11/23/2025, price 4,149.00 GBP *	17	—
United States — 0.0% ^
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD ‡ *	10	153
expiring 12/31/2049, price 1.00 USD ‡ *	13	4
expiring 9/30/2028, price 1.00 USD ‡ *	2	1
		158
Total Warrants (Cost $4,630)		158
	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 3.1%
Certificates of Deposits — 0.0% ^
Kookmin Bank, 5.47%, 5/14/2025(Cost $143)	143	143
Commercial Paper — 0.0% ^
BPCE SA, 4.62%, 11/6/2025 (a)	250	244
DNB Bank ASA
5.49%, 5/29/2025 (a)	246	245
4.55%, 11/12/2025 (a)	250	244
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
First Abu Dhabi Bank PJSC, 4.60%, 11/13/2025 (a)	250	244
Glencore Funding LLC, 4.66%, 10/31/2025 (a)	498	487
LMA SADIR, 4.50%, 7/18/2025 (a)	250	247
National Grid North America, Inc., 4.80%, 7/29/2025 (a)	250	247
RWE AG, 4.71%, 7/2/2025 (a)	500	496
Total Commercial Paper (Cost $2,454)		2,454
	SHARES (000)
Investment Companies — 1.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.40% (l) (t)	86,719	86,737
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (l) (t)	60,142	60,160
Total Investment Companies (Cost $146,897)		146,897
Investment of Cash Collateral from Securities Loaned — 1.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (l) (t)(Cost $98,475)	98,475	98,475
Total Short-Term Investments (Cost $247,969)		247,969
Total Investments — 100.2% (Cost $7,760,641)		8,036,005
Liabilities in Excess of Other Assets — (0.2)%		(19,569)
NET ASSETS — 100.0%		8,016,436

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
CVA	Certificaten Van Aandelen (Dutch Certificate)
ELN	Equity-Linked Note
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	91

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of April
30, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
OYJ	Public Limited Company
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $90,084.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of April 30, 2025.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
April 30, 2025 is $180,857 or 2.26% of the Fund’s
net assets as of April 30, 2025.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of April 30, 2025.

(h)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of April 30, 2025.

(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)	Defaulted security.
(k)	Fund is subject to legal or contractual restrictions on the resale of the security.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of April 30, 2025.

(n)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(o)	Value is zero.
(p)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Funds	April 30, 2025

(q)	All or a portion of this security is unsettled as of April 30, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(r)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(s)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of April 30, 2025.
(t)	The rate shown is the current yield as of April 30, 2025.
Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
U.S. Equity	10.1%
Banks	7.4
Oil, Gas & Consumable Fuels	5.8
Convertible Bonds	5.4
Commercial Mortgage-Backed Securities	4.5
Collateralized Mortgage Obligations	3.3
Diversified Telecommunication Services	3.3
Media	3.1
Semiconductors & Semiconductor Equipment	2.7
Electric Utilities	2.7
Capital Markets	2.6
Foreign Government Securities	2.5
Pharmaceuticals	2.0
Insurance	2.0
Software	1.8
Hotels, Restaurants & Leisure	1.8
Chemicals	1.7
Automobile Components	1.6
Health Care Providers & Services	1.5
Asset-Backed Securities	1.5
Building Products	1.3
Commercial Services & Supplies	1.3
Specialty Retail	1.2
Machinery	1.2
Consumer Finance	1.1
Financial Services	1.1
Metals & Mining	1.0
Food Products	1.0
Others (each less than 1.0%)	20.4
Short-Term Investments	3.1
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	93

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	18,653	06/18/2025	USD	2,097,880	35,612
EURO STOXX 50 Index	52	06/20/2025	EUR	3,022	(120)
FTSE 100 Index	13	06/20/2025	GBP	1,466	(35)
U.S. Treasury 5 Year Note	4,484	06/30/2025	USD	490,507	535
					35,992
Short Contracts
EURO STOXX 50 Index	(4,625)	06/20/2025	EUR	(268,783)	13,955
S&P 500 E-Mini Index	(186)	06/20/2025	USD	(51,961)	(1,611)
					12,344
					48,336

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Funds	April 30, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Global Allocation Fund	JPMorgan Income Builder Fund
ASSETS:
Investments in non-affiliates, at value	$2,468,563	$6,957,749
Investments in affiliates, at value	220,257	979,781
Investments of cash collateral received from securities loaned, at value (See Note 2.F.)	37,855	98,475
Cash	3,045	1,269
Foreign currency, at value	4,704	8,052
Deposits at broker for futures contracts	4,909	446
Receivables:
Investment securities sold	21,374	128,693
Fund shares sold	1,318	3,174
Interest from non-affiliates	16,854	54,126
Dividends from non-affiliates	1,709	5,640
Dividends from affiliates	879	262
Tax reclaims	1,932	5,072
Securities lending income (See Note 2.F.)	38	113
Variation margin on futures contracts	1,050	8,314
Unrealized appreciation on forward foreign currency exchange contracts	1,607	—
Total Assets	2,786,094	8,251,166
LIABILITIES:
Payables:
Investment securities purchased	22,413	119,241
Investment securities purchased — delayed delivery securities	—	5,590
Collateral received on securities loaned (See Note 2.F.)	37,855	98,475
Fund shares redeemed	1,683	6,146
Unrealized depreciation on forward foreign currency exchange contracts	1,488	—
Unrealized depreciation on unfunded commitments	—	1
Accrued liabilities:
Investment advisory fees	1,146	2,473
Administration fees	136	384
Distribution fees	217	1,139
Service fees	210	208
Custodian and accounting fees	84	169
Trustees’ and Chief Compliance Officer’s fees	—	1
Deferred foreign capital gains tax	46	457
Other	166	446
Total Liabilities	65,444	234,730
Net Assets	$2,720,650	$8,016,436
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	95

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Global Allocation Fund	JPMorgan Income Builder Fund
NET ASSETS:
Paid-in-Capital	$2,477,879	$8,531,277
Total distributable earnings (loss)	242,771	(514,841)
Total Net Assets	$2,720,650	$8,016,436
Net Assets:
Class A	$658,970	$4,081,361
Class C	136,806	519,030
Class I	1,236,660	3,081,337
Class R2	3,022	—
Class R3	728	—
Class R4	724	—
Class R5	20	—
Class R6	683,720	334,708
Total	$2,720,650	$8,016,436
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	32,791	417,749
Class C	6,992	53,288
Class I	60,905	314,746
Class R2	152	—
Class R3	36	—
Class R4	36	—
Class R5	1	—
Class R6	33,638	34,186
Net Asset Value (a):
Class A — Redemption price per share	$20.10	$9.77
Class C — Offering price per share (b)	19.57	9.74
Class I — Offering and redemption price per share	20.30	9.79
Class R2 — Offering and redemption price per share	19.85	—
Class R3 — Offering and redemption price per share	20.15	—
Class R4 — Offering and redemption price per share	20.13	—
Class R5 — Offering and redemption price per share	20.32	—
Class R6 — Offering and redemption price per share	20.33	9.79
Class A maximum sales charge	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$21.05	$10.23
Cost of investments in non-affiliates	$2,198,079	$6,696,484
Cost of investments in affiliates	220,888	965,682
Cost of foreign currency	4,699	8,052
Investment securities on loan, at value (See Note 2.F.)	35,803	90,084
Cost of investment of cash collateral (See Note 2.F.)	37,855	98,475

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Funds	April 30, 2025

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025 (Unaudited)
(Amounts in thousands)

	JPMorgan Global Allocation Fund	JPMorgan Income Builder Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$36,587	$172,985
Interest income from affiliates	19	89
Dividend income from non-affiliates	13,453	48,566
Dividend income from affiliates	5,757	43,321
Income from securities lending (net) (See Note 2.F.)	190	658
Foreign taxes withheld (net)	(783)	(3,421)
Total investment income	55,223	262,198
EXPENSES:
Investment advisory fees	7,671	17,211
Administration fees	1,047	3,077
Distribution fees:
Class A	836	5,181
Class C	586	2,146
Class R2	7	—
Class R3	1	—
Service fees:
Class A	836	5,181
Class C	195	715
Class I	1,597	3,917
Class R2	4	—
Class R3	1	—
Class R4	1	—
Class R5	— (a)	—
Custodian and accounting fees	288	591
Interest expense to affiliates	3	6
Professional fees	80	118
Trustees’ and Chief Compliance Officer’s fees	16	25
Printing and mailing costs	62	189
Registration and filing fees	50	55
Transfer agency fees (See Note 2.L.)	36	105
Other	65	112
Total expenses	13,382	38,629
Less fees waived	(1,780)	(10,329)
Less expense reimbursements	— (a)	(485)
Net expenses	11,602	27,815
Net investment income (loss)	43,621	234,383

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	97

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Global Allocation Fund	JPMorgan Income Builder Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$102,805	$(3,588)(a)
Investments in affiliates	(183)	723
Options purchased	(4,109)	—
Futures contracts	(23,944)	(134,500)
Foreign currency transactions	(681)	(1,572)
Forward foreign currency exchange contracts	2,622	—
Net realized gain (loss)	76,510	(138,937)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(133,224)(b)	(63,783)(c)
Investments in affiliates	724	(48,866)
Futures contracts	16,971	124,017
Foreign currency translations	420	1,129
Forward foreign currency exchange contracts	1,081	—
Unfunded commitments	—	(1)
Change in net unrealized appreciation/depreciation	(114,028)	12,496
Net realized/unrealized gains (losses)	(37,518)	(126,441)
Change in net assets resulting from operations	$6,103	$107,942

(a)
Net of foreign capital gains tax of $(391).
(b)
Net of change in foreign capital gains tax of $(36).
(c)
Net of change in foreign capital gains tax of $920.
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Funds	April 30, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Global Allocation Fund		JPMorgan Income Builder Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$43,621	$85,311	$234,383	$480,885
Net realized gain (loss)	76,510	293,638	(138,937)	273,499
Change in net unrealized appreciation/depreciation	(114,028)	247,886	12,496	821,092
Change in net assets resulting from operations	6,103	626,835	107,942	1,575,476
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(5,382)	(13,953)	(121,688)	(237,546)
Class C	(969)	(3,206)	(15,172)	(36,942)
Class I	(11,168)	(29,991)	(94,088)	(187,663)
Class R2	(21)	(62)	—	—
Class R3	(6)	(20)	—	—
Class R4	(10)	(28)	—	—
Class R5	— (a)	— (a)	—	—
Class R6	(6,330)	(16,699)	(10,473)	(22,152)
Total distributions to shareholders	(23,886)	(63,959)	(241,421)	(484,303)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(118,771)	(570,833)	(356,151)	(1,116,568)
NET ASSETS:
Change in net assets	(136,554)	(7,957)	(489,630)	(25,395)
Beginning of period	2,857,204	2,865,161	8,506,066	8,531,461
End of period	$2,720,650	$2,857,204	$8,016,436	$8,506,066

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	99

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Global Allocation Fund		JPMorgan Income Builder Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$62,915	$128,551	$303,963	$603,258
Distributions reinvested	4,890	12,697	113,920	221,607
Cost of shares redeemed	(85,742)	(175,525)	(534,440)	(1,171,192)
Change in net assets resulting from Class A capital transactions	(17,937)	(34,277)	(116,557)	(346,327)
Class C
Proceeds from shares issued	4,245	8,638	21,888	43,600
Distributions reinvested	926	3,046	14,557	35,307
Cost of shares redeemed	(41,557)	(100,176)	(144,330)	(346,043)
Change in net assets resulting from Class C capital transactions	(36,386)	(88,492)	(107,885)	(267,136)
Class I
Proceeds from shares issued	65,092	146,154	217,992	490,640
Distributions reinvested	9,518	25,566	85,451	169,491
Cost of shares redeemed	(142,521)	(462,271)	(416,278)	(1,092,189)
Change in net assets resulting from Class I capital transactions	(67,911)	(290,551)	(112,835)	(432,058)
Class R2
Proceeds from shares issued	170	433	—	—
Distributions reinvested	21	62	—	—
Cost of shares redeemed	(235)	(1,882)	—	—
Change in net assets resulting from Class R2 capital transactions	(44)	(1,387)	—	—
Class R3
Proceeds from shares issued	7	85	—	—
Distributions reinvested	5	11	—	—
Cost of shares redeemed	(2)	(848)	—	—
Change in net assets resulting from Class R3 capital transactions	10	(752)	—	—
Class R4
Proceeds from shares issued	76	129	—	—
Distributions reinvested	10	28	—	—
Cost of shares redeemed	(582)	(704)	—	—
Change in net assets resulting from Class R4 capital transactions	(496)	(547)	—	—
Class R5
Proceeds from shares issued	—	— (a)	—	—
Distributions reinvested	— (a)	— (a)	—	—
Cost of shares redeemed	— (a)	(35)	—	—
Change in net assets resulting from Class R5 capital transactions	— (a)	(35)	—	—

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Funds	April 30, 2025

	JPMorgan Global Allocation Fund		JPMorgan Income Builder Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$22,631	$34,237	$26,333	$61,993
Distributions reinvested	4,739	14,888	10,307	21,972
Cost of shares redeemed	(23,377)	(203,917)	(55,514)	(155,012)
Change in net assets resulting from Class R6 capital transactions	3,993	(154,792)	(18,874)	(71,047)
Total change in net assets resulting from capital transactions	$(118,771)	$(570,833)	$(356,151)	$(1,116,568)
SHARE TRANSACTIONS:
Class A
Issued	3,091	6,603	30,745	62,083
Reinvested	244	621	11,534	22,803
Redeemed	(4,216)	(9,010)	(54,095)	(121,031)
Change in Class A Shares	(881)	(1,786)	(11,816)	(36,145)
Class C
Issued	215	458	2,222	4,505
Reinvested	47	153	1,478	3,650
Redeemed	(2,099)	(5,291)	(14,654)	(35,837)
Change in Class C Shares	(1,837)	(4,680)	(10,954)	(27,682)
Class I
Issued	3,172	7,448	21,994	50,668
Reinvested	471	1,241	8,635	17,414
Redeemed	(6,933)	(23,651)	(42,071)	(113,139)
Change in Class I Shares	(3,290)	(14,962)	(11,442)	(45,057)
Class R2
Issued	9	22	—	—
Reinvested	1	3	—	—
Redeemed	(12)	(96)	—	—
Change in Class R2 Shares	(2)	(71)	—	—
Class R3
Issued	— (a)	4	—	—
Reinvested	— (a)	1	—	—
Redeemed	— (a)	(42)	—	—
Change in Class R3 Shares	— (a)	(37)	—	—
Class R4
Issued	3	7	—	—
Reinvested	1	1	—	—
Redeemed	(30)	(37)	—	—
Change in Class R4 Shares	(26)	(29)	—	—

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	101

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Global Allocation Fund		JPMorgan Income Builder Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	—	— (a)	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	— (a)	(2)	—	—
Change in Class R5 Shares	— (a)	(2)	—	—
Class R6
Issued	1,096	1,744	2,660	6,417
Reinvested	234	722	1,041	2,258
Redeemed	(1,140)	(10,046)	(5,603)	(15,981)
Change in Class R6 Shares	190	(7,580)	(1,902)	(7,306)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Funds	April 30, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Global Allocation Fund
Class A
Six Months Ended April 30, 2025 (Unaudited)	$20.24	$0.30	$(0.28)	$0.02	$(0.16)	$—	$(0.16)
Year Ended October 31, 2024	16.82	0.52	3.31	3.83	(0.41)	—	(0.41)
Year Ended October 31, 2023	16.91	0.37	0.21	0.58	(0.67)	—	(0.67)
Year Ended October 31, 2022	23.57	0.19	(4.69)	(4.50)	(0.36)	(1.80)	(2.16)
Year Ended October 31, 2021	19.27	0.22	4.50	4.72	(0.28)	(0.14)	(0.42)
Year Ended October 31, 2020	18.82	0.27	0.46	0.73	(0.28)	—	(0.28)
Class C
Six Months Ended April 30, 2025 (Unaudited)	19.72	0.24	(0.26)	(0.02)	(0.13)	—	(0.13)
Year Ended October 31, 2024	16.42	0.41	3.22	3.63	(0.33)	—	(0.33)
Year Ended October 31, 2023	16.58	0.27	0.21	0.48	(0.64)	—	(0.64)
Year Ended October 31, 2022	23.15	0.09	(4.58)	(4.49)	(0.28)	(1.80)	(2.08)
Year Ended October 31, 2021	18.94	0.11	4.41	4.52	(0.17)	(0.14)	(0.31)
Year Ended October 31, 2020	18.54	0.18	0.46	0.64	(0.24)	—	(0.24)
Class I
Six Months Ended April 30, 2025 (Unaudited)	20.44	0.33	(0.29)	0.04	(0.18)	—	(0.18)
Year Ended October 31, 2024	16.97	0.57	3.35	3.92	(0.45)	—	(0.45)
Year Ended October 31, 2023	17.02	0.42	0.21	0.63	(0.68)	—	(0.68)
Year Ended October 31, 2022	23.72	0.24	(4.73)	(4.49)	(0.41)	(1.80)	(2.21)
Year Ended October 31, 2021	19.39	0.28	4.52	4.80	(0.33)	(0.14)	(0.47)
Year Ended October 31, 2020	18.91	0.32	0.47	0.79	(0.31)	—	(0.31)
Class R2
Six Months Ended April 30, 2025 (Unaudited)	20.00	0.26	(0.27)	(0.01)	(0.14)	—	(0.14)
Year Ended October 31, 2024	16.64	0.44	3.27	3.71	(0.35)	—	(0.35)
Year Ended October 31, 2023	16.78	0.30	0.21	0.51	(0.65)	—	(0.65)
Year Ended October 31, 2022	23.40	0.12	(4.65)	(4.53)	(0.29)	(1.80)	(2.09)
Year Ended October 31, 2021	19.14	0.14	4.45	4.59	(0.19)	(0.14)	(0.33)
Year Ended October 31, 2020	18.73	0.20	0.46	0.66	(0.25)	—	(0.25)
Class R3
Six Months Ended April 30, 2025 (Unaudited)	20.30	0.29	(0.28)	0.01	(0.16)	—	(0.16)
Year Ended October 31, 2024	16.87	0.49	3.33	3.82	(0.39)	—	(0.39)
Year Ended October 31, 2023	16.97	0.35	0.21	0.56	(0.66)	—	(0.66)
Year Ended October 31, 2022	23.65	0.16	(4.70)	(4.54)	(0.34)	(1.80)	(2.14)
Year Ended October 31, 2021	19.34	0.20	4.50	4.70	(0.25)	(0.14)	(0.39)
Year Ended October 31, 2020	18.90	0.24	0.48	0.72	(0.28)	—	(0.28)
Class R4
Six Months Ended April 30, 2025 (Unaudited)	20.27	0.31	(0.28)	0.03	(0.17)	—	(0.17)
Year Ended October 31, 2024	16.84	0.54	3.32	3.86	(0.43)	—	(0.43)
Year Ended October 31, 2023	16.91	0.39	0.21	0.60	(0.67)	—	(0.67)
Year Ended October 31, 2022	23.57	0.21	(4.68)	(4.47)	(0.39)	(1.80)	(2.19)
Year Ended October 31, 2021	19.28	0.26	4.48	4.74	(0.31)	(0.14)	(0.45)
Year Ended October 31, 2020	18.81	0.30	0.47	0.77	(0.30)	—	(0.30)
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Funds	April 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(f)	Portfolio turnover rate (excluding securities sold short)(d)(h)	Portfolio turnover rate (including securities sold short)(d)(h)

$20.10	0.12%	$658,970	1.01%	2.95%	1.17%	54%	— %
20.24	22.77	681,509	1.03	2.63	1.17	94	—
16.82	3.39	596,497	1.01	2.11	1.17	136	—
16.91	(20.90)	600,741	1.03 (i)	0.98	1.18 (i)	92	100
23.57	24.67	773,563	1.04 (i)	0.97	1.18 (i)	101	110
19.27	3.94	472,779	1.03 (i)	1.45	1.19 (i)	105	116

19.57	(0.12)	136,806	1.51	2.43	1.67	54	—
19.72	22.12	174,130	1.53	2.14	1.67	94	—
16.42	2.89	221,791	1.51	1.58	1.67	136	—
16.58	(21.26)	324,254	1.53 (i)	0.47	1.68 (i)	92	100
23.15	24.02	519,020	1.54 (i)	0.49	1.68 (i)	101	110
18.94	3.44	463,256	1.54 (i)	0.95	1.69 (i)	105	116

20.30	0.20	1,236,660	0.76	3.19	0.92	54	—
20.44	23.08	1,312,202	0.78	2.88	0.92	94	—
16.97	3.68	1,343,601	0.76	2.34	0.92	136	—
17.02	(20.74)	1,657,768	0.78 (i)	1.22	0.93 (i)	92	100
23.72	24.96	2,760,026	0.79 (i)	1.23	0.93 (i)	101	110
19.39	4.25	2,091,223	0.78 (i)	1.71	0.93 (i)	105	116

19.85	(0.05)	3,022	1.38	2.58	1.46	54	—
20.00	22.29	3,090	1.40	2.27	1.46	94	—
16.64	3.02	3,737	1.38	1.72	1.45	136	—
16.78	(21.17)	4,859	1.40 (i)	0.62	1.45 (i)	92	100
23.40	24.16	6,946	1.41 (i)	0.61	1.45 (i)	101	110
19.14	3.55	5,724	1.40 (i)	1.09	1.46 (i)	105	116

20.15	0.03	728	1.13	2.83	1.19	54	—
20.30	22.61	723	1.15	2.52	1.20	94	—
16.87	3.29	1,237	1.13	1.97	1.17	136	—
16.97	(21.01)	1,410	1.15 (i)	0.83	1.18 (i)	92	100
23.65	24.47	932	1.16 (i)	0.86	1.18 (i)	101	110
19.34	3.85	720	1.15 (i)	1.22	1.26 (i)	105	116

20.13	0.16	724	0.88	3.04	0.92	54	—
20.27	22.92	1,256	0.90	2.77	0.94	94	—
16.84	3.54	1,529	0.88	2.24	0.92	136	—
16.91	(20.78)	1,656	0.89 (i)	1.11	0.93 (i)	92	100
23.57	24.77	1,377	0.91 (i)	1.12	0.93 (i)	101	110
19.28	4.13	688	0.90 (i)	1.59	0.95 (i)	105	116
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	105

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Global Allocation Fund (continued)
Class R5
Six Months Ended April 30, 2025 (Unaudited)	$20.46	$0.33	$(0.29)	$0.04	$(0.18)	$—	$(0.18)
Year Ended October 31, 2024	16.99	0.57	3.35	3.92	(0.45)	—	(0.45)
Year Ended October 31, 2023	17.04	0.41	0.22	0.63	(0.68)	—	(0.68)
Year Ended October 31, 2022	23.73	0.25	(4.72)	(4.47)	(0.42)	(1.80)	(2.22)
Year Ended October 31, 2021	19.39	0.33	4.48	4.81	(0.33)	(0.14)	(0.47)
Year Ended October 31, 2020	18.92	0.33	0.46	0.79	(0.32)	—	(0.32)
Class R6
Six Months Ended April 30, 2025 (Unaudited)	20.46	0.34	(0.28)	0.06	(0.19)	—	(0.19)
Year Ended October 31, 2024	16.98	0.60	3.35	3.95	(0.47)	—	(0.47)
Year Ended October 31, 2023	17.02	0.44	0.20	0.64	(0.68)	—	(0.68)
Year Ended October 31, 2022	23.71	0.27	(4.72)	(4.45)	(0.44)	(1.80)	(2.24)
Year Ended October 31, 2021	19.38	0.31	4.52	4.83	(0.36)	(0.14)	(0.50)
Year Ended October 31, 2020	18.91	0.35	0.46	0.81	(0.34)	—	(0.34)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Does not include expenses of Underlying Funds.
(g)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(h)
The Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For the year ended October 31,
2023, for the year ended October 31, 2024 and six months ended April 30, 2025 the Fund did not transact in securities sold short.

(i)

	April 30, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net expenses (excluding dividend and interest expense for securities sold short)
Class A	— %	— %	— %	1.02%	1.03%	1.02%
Class C	—	—	—	1.52	1.53	1.53
Class I	—	—	—	0.77	0.78	0.77
Class R2	—	—	—	1.39	1.40	1.39
Class R3	—	—	—	1.14	1.15	1.14
Class R4	—	—	—	0.88	0.90	0.89
Class R5	—	—	—	0.74	0.75	0.74
Class R6	—	—	—	0.64	0.65	0.64
Expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short)
Class A	—	—	—	1.17	1.17	1.18
Class C	—	—	—	1.67	1.67	1.68
Class I	—	—	—	0.92	0.92	0.92
Class R2	—	—	—	1.44	1.44	1.45
Class R3	—	—	—	1.17	1.17	1.25
Class R4	—	—	—	0.92	0.92	0.94
Class R5	—	—	—	0.78	0.80	0.96
Class R6	—	—	—	0.67	0.67	0.67
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Funds	April 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(f)	Portfolio turnover rate (excluding securities sold short)(d)(h)	Portfolio turnover rate (including securities sold short)(d)(h)

$20.32	0.21%	$20	0.73%	3.23%	1.07%	54%	— %
20.46	23.09	20	0.74	2.95	1.93	94	—
16.99	3.69	48	0.73	2.29	0.79	136	—
17.04	(20.66)	61	0.75 (i)	1.26	0.79 (i)	92	100
23.73	25.00	89	0.76 (i)	1.43	0.81 (i)	101	110
19.39	4.23	22	0.75 (i)	1.73	0.97 (i)	105	116

20.33	0.29	683,720	0.63	3.33	0.67	54	—
20.46	23.25	684,274	0.65	3.02	0.67	94	—
16.98	3.78	696,721	0.63	2.50	0.67	136	—
17.02	(20.59)	690,542	0.65 (i)	1.36	0.68 (i)	92	100
23.71	25.13	1,060,644	0.66 (i)	1.36	0.68 (i)	101	110
19.38	4.34	594,754	0.65 (i)	1.83	0.68 (i)	105	116

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Funds	107

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Income Builder Fund
Class A
Six Months Ended April 30, 2025 (Unaudited)	$9.93	$0.28	$(0.15)	$0.13	$(0.29)	$—	$(0.29)
Year Ended October 31, 2024	8.77	0.53	1.17	1.70	(0.54)	—	(0.54)
Year Ended October 31, 2023	9.01	0.46	(0.23)	0.23	(0.47)	—	(0.47)
Year Ended October 31, 2022	11.62	0.41	(2.08)	(1.67)	(0.44)	(0.50)	(0.94)
Year Ended October 31, 2021	10.21	0.40	1.42	1.82	(0.41)	—	(0.41)
Year Ended October 31, 2020	10.73	0.38	(0.49)	(0.11)	(0.39)	(0.02)	(0.41)
Class C
Six Months Ended April 30, 2025 (Unaudited)	9.90	0.25	(0.15)	0.10	(0.26)	—	(0.26)
Year Ended October 31, 2024	8.74	0.48	1.17	1.65	(0.49)	—	(0.49)
Year Ended October 31, 2023	8.98	0.42	(0.24)	0.18	(0.42)	—	(0.42)
Year Ended October 31, 2022	11.58	0.36	(2.07)	(1.71)	(0.39)	(0.50)	(0.89)
Year Ended October 31, 2021	10.19	0.34	1.40	1.74	(0.35)	—	(0.35)
Year Ended October 31, 2020	10.70	0.32	(0.47)	(0.15)	(0.34)	(0.02)	(0.36)
Class I
Six Months Ended April 30, 2025 (Unaudited)	9.95	0.29	(0.15)	0.14	(0.30)	—	(0.30)
Year Ended October 31, 2024	8.79	0.55	1.16	1.71	(0.55)	—	(0.55)
Year Ended October 31, 2023	9.03	0.48	(0.24)	0.24	(0.48)	—	(0.48)
Year Ended October 31, 2022	11.64	0.43	(2.09)	(1.66)	(0.45)	(0.50)	(0.95)
Year Ended October 31, 2021	10.23	0.41	1.42	1.83	(0.42)	—	(0.42)
Year Ended October 31, 2020	10.74	0.39	(0.48)	(0.09)	(0.40)	(0.02)	(0.42)
Class R6
Six Months Ended April 30, 2025 (Unaudited)	9.95	0.29	(0.15)	0.14	(0.30)	—	(0.30)
Year Ended October 31, 2024	8.79	0.55	1.17	1.72	(0.56)	—	(0.56)
Year Ended October 31, 2023	9.03	0.49	(0.24)	0.25	(0.49)	—	(0.49)
Year Ended October 31, 2022	11.64	0.44	(2.09)	(1.65)	(0.46)	(0.50)	(0.96)
Year Ended October 31, 2021	10.23	0.42	1.42	1.84	(0.43)	—	(0.43)
Year Ended October 31, 2020	10.74	0.40	(0.48)	(0.08)	(0.41)	(0.02)	(0.43)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

108

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.77	1.30%	$4,081,361	0.71%	5.68%	1.02%	52%
9.93	19.66	4,265,538	0.71	5.47	1.03	107
8.77	2.33	4,084,316	0.73	4.95	1.02	48
9.01	(15.40)	4,354,310	0.75	4.04	1.02	56
11.62	17.94	5,328,533	0.75	3.47	1.02	72
10.21	(1.01)	4,132,310	0.74	3.65	1.02	64

9.74	1.05	519,030	1.21	5.19	1.52	52
9.90	19.13	636,013	1.21	4.96	1.53	107
8.74	1.81	803,856	1.23	4.49	1.52	48
8.98	(15.80)	1,284,317	1.25	3.50	1.52	56
11.58	17.18	2,146,228	1.25	2.95	1.52	72
10.19	(1.42)	2,497,469	1.24	3.16	1.52	64

9.79	1.37	3,081,337	0.56	5.83	0.77	52
9.95	19.80	3,245,429	0.56	5.62	0.78	107
8.79	2.48	3,261,981	0.58	5.14	0.77	48
9.03	(15.24)	4,142,959	0.60	4.18	0.77	56
11.64	18.08	5,728,166	0.60	3.61	0.76	72
10.23	(0.76)	4,930,991	0.59	3.80	0.77	64

9.79	1.41	334,708	0.48	5.91	0.52	52
9.95	19.89	359,086	0.48	5.70	0.53	107
8.79	2.57	381,308	0.50	5.21	0.52	48
9.03	(15.16)	392,531	0.51	4.29	0.52	56
11.64	18.18	476,037	0.51	3.69	0.51	72
10.23	(0.68)	508,648	0.51	3.90	0.52	64

109

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 2 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Global Allocation Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	Diversified
JPMorgan Income Builder Fund	Class A, Class C, Class I and Class R6	Diversified
The investment objective of JPMorgan Global Allocation Fund (“Global Allocation Fund”) is to seek to maximize long-term total return.
The investment objective of JPMorgan Income Builder Fund (“Income Builder Fund”) is to seek to maximize income while maintaining prospects for capital appreciation.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission ("SEC") Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

110	J.P. Morgan Funds	April 30, 2025

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Income Builder Fund at April 30, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Global Allocation Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$— (a)	$—	$— (a)
Commercial Mortgage-Backed Securities	—	245	—	245
Common Stocks
Australia	—	12,083	—	12,083
Austria	—	355	—	355
Belgium	—	3,421	—	3,421
Brazil	7,072	47	—	7,119
Canada	6,061	—	—	6,061
Chile	—	76	—	76
China	8,116	42,175	—	50,291
Denmark	71	7,758	—	7,829
Finland	—	1,615	—	1,615
France	—	55,152	—	55,152
Germany	—	47,652	—	47,652
Greece	—	1,322	—	1,322
Hong Kong	45	12,993	—	13,038
Hungary	—	916	—	916

April 30, 2025	J.P. Morgan Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Global Allocation Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
India	$10,397	$14,644	$—	$25,041
Indonesia	—	3,898	—	3,898
Ireland	4,859	1,550	—	6,409
Israel	434	799	—	1,233
Italy	—	10,043	—	10,043
Japan	—	71,643	—	71,643
Jordan	—	39	—	39
Kazakhstan	425	—	—	425
Luxembourg	—	230	—	230
Macau	—	107	—	107
Mexico	3,280	—	—	3,280
Netherlands	622	23,281	—	23,903
New Zealand	103	327	—	430
Norway	—	908	—	908
Panama	211	—	—	211
Peru	683	—	—	683
Philippines	—	373	—	373
Poland	—	1,135	—	1,135
Portugal	—	604	—	604
Qatar	—	627	—	627
Russia	—	—	— (a)	— (a)
Saudi Arabia	—	4,099	—	4,099
Singapore	1,101	9,874	—	10,975
South Africa	425	2,840	—	3,265
South Korea	—	15,355	—	15,355
Spain	—	8,171	—	8,171
Sweden	—	18,800	—	18,800
Switzerland	—	13,061	—	13,061
Taiwan	12,486	23,778	—	36,264
Turkey	—	1,093	—	1,093
United Arab Emirates	—	663	— (b)	663
United Kingdom	2,623	32,808	—	35,431
United States	722,985	27,490	42	750,517
Total Common Stocks	781,999	473,805	42	1,255,846
Convertible Preferred Stocks	—	—	202	202
Corporate Bonds
Australia	—	3,314	—	3,314
Canada	—	25,080	—	25,080
Denmark	—	2,370	—	2,370
France	—	6,922	—	6,922
Germany	—	21,309	—	21,309
Ireland	—	6,963	—	6,963
Italy	—	14,665	—	14,665
Mexico	—	2,141	—	2,141
Netherlands	—	4,674	—	4,674
Portugal	—	4,212	—	4,212
Puerto Rico	—	1,739	—	1,739
Singapore	—	8,351	—	8,351

112	J.P. Morgan Funds	April 30, 2025

Global Allocation Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
South Korea	$—	$2,098	$—	$2,098
Spain	—	6,034	—	6,034
Switzerland	—	7,929	—	7,929
United Kingdom	—	10,233	—	10,233
United States	—	724,619	90	724,709
Total Corporate Bonds	—	852,653	90	852,743
Foreign Government Securities	—	286,712	—	286,712
Investment Companies	115,049	—	—	115,049
Loan Assignments	—	—	898	898
Supranational	—	2,384	—	2,384
U.S. Treasury Obligations	—	69,041	—	69,041
Short-Term Investments
Commercial Paper	—	492	—	492
Investment Companies	105,208	—	—	105,208
Investment of Cash Collateral from Securities Loaned	37,855	—	—	37,855
Total Short-Term Investments	143,063	492	—	143,555
Total Investments in Securities	$1,040,111	$1,685,332	$1,232	$2,726,675
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,607	$—	$1,607
Futures Contracts	15,247	—	—	15,247
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,488)	$—	$(1,488)
Futures Contracts	(7,148)	(247)	—	(7,395)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$8,099	$(128)	$—	$7,971

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

Income Builder Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$25,055	$—	$25,055
Jersey	—	1,968	—	1,968
United States	—	79,192	11,460	90,652
Total Asset-Backed Securities	—	106,215	11,460	117,675
Collateralized Mortgage Obligations
United States	—	267,560	1,403	268,963
Commercial Mortgage-Backed Securities
United States	—	357,019	4,690	361,709
Common Stocks
Australia	—	37,099	—	37,099
Austria	—	11,984	—	11,984

April 30, 2025	J.P. Morgan Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Income Builder Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Belgium	$—	$4,433	$—	$4,433
Brazil	18,857	—	—	18,857
Canada	75,078	—	—	75,078
Chile	1,350	—	—	1,350
China	—	88,238	—	88,238
Denmark	—	10,904	—	10,904
Finland	—	32,704	—	32,704
France	—	124,066	—	124,066
Germany	—	121,061	—	121,061
Greece	—	5,169	—	5,169
Guatemala	1,455	—	—	1,455
Hong Kong	—	8,743	—	8,743
India	3,543	27,824	—	31,367
Indonesia	—	13,157	—	13,157
Ireland	14,762	3,965	—	18,727
Israel	—	1,591	—	1,591
Italy	—	52,097	—	52,097
Japan	—	101,272	—	101,272
Luxembourg	—	—	16,428	16,428
Mexico	15,594	—	—	15,594
Netherlands	4,963	49,659	—	54,622
New Zealand	545	—	—	545
Norway	—	18,998	—	18,998
Peru	868	—	—	868
Poland	—	1,757	—	1,757
Portugal	—	1,917	—	1,917
Russia	—	—	— (a)	— (a)
Saudi Arabia	—	12,678	—	12,678
Singapore	—	24,167	—	24,167
South Africa	—	9,645	—	9,645
South Korea	—	36,904	—	36,904
Spain	—	57,841	—	57,841
Sweden	—	38,736	—	38,736
Switzerland	—	9,641	—	9,641
Taiwan	—	92,720	—	92,720
Thailand	—	3,927	—	3,927
United Kingdom	1,077	132,658	—	133,735
United States	1,190,821	55,115	4,865	1,250,801
Total Common Stocks	1,328,913	1,190,670	21,293	2,540,876
Convertible Bonds	—	1,929	—	1,929
Convertible Preferred Stocks	—	—	2,570	2,570
Corporate Bonds
Angola	—	670	—	670
Argentina	—	2,502	—	2,502
Australia	—	3,670	—	3,670
Austria	—	2,295	—	2,295
Bahrain	—	1,177	—	1,177
Brazil	—	8,554	—	8,554

114	J.P. Morgan Funds	April 30, 2025

Income Builder Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Canada	$—	$136,866	$—	$136,866
Colombia	—	3,686	—	3,686
Denmark	—	283	—	283
Finland	—	11,379	—	11,379
France	—	56,400	—	56,400
Georgia	—	620	—	620
Germany	—	9,189	—	9,189
Guatemala	—	1,129	—	1,129
Ireland	—	2,861	— (a)	2,861
Israel	—	482	—	482
Italy	—	5,944	—	5,944
Jamaica	—	1,279	—	1,279
Japan	—	5,119	—	5,119
Luxembourg	—	32,296	— (a)	32,296
Mexico	—	23,852	—	23,852
Morocco	—	3,929	—	3,929
Netherlands	—	22,086	—	22,086
New Zealand	—	252	—	252
Norway	—	1,000	—	1,000
Paraguay	—	259	—	259
Peru	—	1,397	—	1,397
South Africa	—	2,822	—	2,822
Spain	—	30,395	—	30,395
Sweden	—	4,947	—	4,947
Switzerland	—	20,814	—	20,814
Turkey	—	3,116	—	3,116
United Kingdom	—	75,595	—	75,595
United States	—	2,241,255	7,046	2,248,301
Uzbekistan	—	2,876	—	2,876
Venezuela, Bolivarian Republic of	—	576	—	576
Total Corporate Bonds	—	2,721,572	7,046	2,728,618
Equity Linked Notes	—	431,550	—	431,550
Exchange-Traded Funds	832,884	—	—	832,884
Foreign Government Securities	—	199,140	—	199,140
Loan Assignments
Canada	—	3,133	—	3,133
France	—	210	—	210
Germany	—	523	—	523
Luxembourg	—	926	—	926
United Kingdom	—	2,804	—	2,804
United States	—	179,411	9,503	188,914
Total Loan Assignments	—	187,007	9,503	196,510
Mortgage-Backed Securities	—	2,100	—	2,100
Preferred Stocks
United States	30,861	—	2,953	33,814
U.S. Treasury Obligations	—	69,540	—	69,540
Warrants
United Kingdom	—	— (a)	—	—(a )

April 30, 2025	J.P. Morgan Funds	115

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Income Builder Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United States	$—	$—	$158	$158
Total Warrants	—	— (a)	158	158
Short-Term Investments
Certificates of Deposits	—	143	—	143
Commercial Paper	—	2,454	—	2,454
Investment Companies	146,897	—	—	146,897
Investment of Cash Collateral from Securities Loaned	98,475	—	—	98,475
Total Short-Term Investments	245,372	2,597	—	247,969
Total Investments in Securities	$2,438,030	$5,536,899	$61,076	$8,036,005
Appreciation in Other Financial Instruments
Futures Contracts	$50,102	$—	$—	$50,102
Depreciation in Other Financial Instruments
Futures Contracts	$(1,766)	$—	$—	$(1,766)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$48,336	$—	$—	$48,336

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Income Builder Fund	Balance as of October 31, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2025
Investments in Securities:
Asset-Backed Securities	$8,596	$—	$13	$(2)	$5,469	$(2,616)	$—	$—	$11,460
Collateralized Mortgage Obligations	8,488	— (a)	— (a)	— (a)	1,398	— (a)	—	(8,483)	1,403
Commercial Mortgage-Backed Securities	—	—	—	—	4,690	—	—	—	4,690
Common Stocks	22,892	2,873	(1,928)	—	2,093	(4,637)	—	—	21,293
Convertible Bonds	3,155	—	(2,852)	—	77	(380)	—	—	—
Convertible Preferred Stocks	6,863	(1,041)	(8,979)	—	7,115	(1,388)	—	—	2,570
Corporate Bonds	6,553	(1,612)	(812)	75	678	(2,272)	4,436	—	7,046
Loan Assignments	8,731	—	(284)	180	876	—	—	—	9,503
Preferred Stocks	2,054	—	899	—	—	—	—	—	2,953
Warrants	475	— (a)	(4,946)	—	4,629	—	—	—	158
Total	$67,807	$220	$(18,889)	$253	$27,025	$(11,293)	$4,436	$(8,483)	$61,076

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at April 30, 2025, which were valued using significant unobservable inputs (level 3), amounted to $(5,674). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended April 30, 2025.

116	J.P. Morgan Funds	April 30, 2025

The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Income Builder Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at April 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,690	Terms of Restructuring	Expected Recovery	$0.00 - $137.77 ($65.43)
	841	Market Comparable Companies	EBITDA Multiple (b)	11.3x (11.3x)
			Discount for potential outcome (c)	0.00% - 20.00% (19.00%)

Common Stocks	2,531
	2,570	Market Comparable Companies	EBITDA Multiple (b)	7.2x (7.2x)

Convertible Preferred Stocks	2,570
	- (d)	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Corporate Bonds	- (d)
	466	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (14.78%)
			Constant Default Rate	0.00% - 12.00% (11.82%)
			Yield (Discount Rate of Cash Flows)	6.80% - 7.90% (7.88%)

Asset-Backed Securities	466
	5,335	Market Comparable Companies	EBITDA Multiple (b)	5.5x (5.5x)
	4,105	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	26.08% (26.08%)
	12	Terms of Restructuring	Expected Recovery	8.41% (8.41%)

Loan Assignments	9,452
Total	$15,019

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At April 30, 2025, the value of these investments was $46,057. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(d)	Amount rounds to less than one thousand.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of April 30, 2025, the Funds held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:

April 30, 2025	J.P. Morgan Funds	117

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Global Allocation Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc. - Common Stock	11/28/2018	$276	$— (a)	0.0%
Claire's Stores, Inc. - Convertible Preferred Stock	10/3/2018	436	202	0.0%
		$712	$202

(a)	Amount rounds to less than one thousand.
Income Builder Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc. - Common Stock	11/28/2018	$3,541	$— (a)	0.0%
Claire's Stores, Inc. - Convertible Preferred Stock	10/3/2018	5,619	2,570	0.0%
		$9,160	$2,570

(a)	Amount rounds to less than one thousand.
C. Loan Assignments— The Funds invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Funds invested in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.
D. Unfunded Commitments— Income Builder Fund entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.
At April 30, 2025, Income Builder Fund had the following loan commitments outstanding in which all or a portion of the commitments were unfunded, and which could be extended at the options of the borrower:
				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Income Builder Fund
Clydesdale Acquisition Holdings, Inc., 1st Lien Delayed Draw Term Loan B	04/01/2032	0.000%	0.000%	$5	$6	$— (a)	$— (a)	$5	$6

118	J.P. Morgan Funds	April 30, 2025

				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Income Builder Fund (continued)
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan	11/19/2031	0.000%	7.572%	$204	$201	$—	$—	$204	$201
E. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Funds purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Funds' Statements of Assets and Liabilities.
The Funds had when-issued securities, delayed delivery securities or forward commitments outstanding as of April 30, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at April 30, 2025 are detailed on the SOIs, if any.
F. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

April 30, 2025	J.P. Morgan Funds	119

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of April 30, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Global Allocation Fund	$35,803	$(35,803)	$—
Income Builder Fund	90,084	(90,084)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
G. Investment Transactions with Affiliates— The Funds invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Global Allocation Fund
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Income Fund Class R6 Shares (a)	$129,656	$3,779	$18,903	$(208)	$725	$115,049	13,472	$3,780	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (a) (b)	70,700	984,011	949,528	25	— (c)	105,208	105,176	1,977	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	12,484	124,225	98,853	—	(1)	37,855	37,855	506 *	—
Total	$212,840	$1,112,015	$1,067,284	$(183)	$724	$258,112		$6,263	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Income Builder Fund
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Equity Premium Income ETF (a)	$424,858	$—	$—	$—	$(22,442)	$402,416	7,239	$16,166	$—
JPMorgan Income ETF (a)	44,356	—	20,654	699	(729)	23,672	514	993	—
JPMorgan Nasdaq Equity Premium Income ETF (a)	432,469	—	—	—	(25,673)	406,796	7,924	23,224	—
JPMorgan Prime Money Market Fund Class IM Shares, 4.40% (a) (b)	48,289	383,101	344,646	(2)	(5)	86,737	86,719	864	—

120	J.P. Morgan Funds	April 30, 2025

Income Builder Fund (continued)
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (a) (b)	$56,352	$2,466,508	$2,462,709	$26	$(17)	$60,160	60,142	$2,074	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	86,568	233,311	221,404	—	—	98,475	98,475	1,921 *	—
Total	$1,092,892	$3,082,920	$3,049,413	$723	$(48,866)	$1,078,256		$45,242	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
H. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
I. Derivatives— The Funds used derivative instruments including options, futures contracts and forward foreign currency exchange contracts, in connection with their respective investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.

April 30, 2025	J.P. Morgan Funds	121

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Notes I(1) - I(3) below describe the various derivatives used by the Funds.
(1) Options— Global Allocation Fund purchased put and call options on various instruments including futures, securities and currencies to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased— Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as Options Purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2) Futures Contracts— The Funds used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to particular countries or regions. The Funds also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3) Forward Foreign Currency Exchange Contracts— Global Allocation Fund is exposed to foreign currency risks associated with some or all of its portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of its investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rates of the underlying currencies. Changes in the value of these contracts are recorded as Change in net unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

122	J.P. Morgan Funds	April 30, 2025

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(4) Summary of Derivatives Information—The following tables present the value of derivatives held as of April 30, 2025, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Global Allocation Fund	Income Builder Fund
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$1,552	$13,955
Unrealized Depreciation on Futures Contracts *	(5,155)	(1,766)
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	1,186	—
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	1,607	—
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(1,488)	—
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	12,509	36,147
Unrealized Depreciation on Futures Contracts *	(2,240)	—
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	7,852	48,336
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	119	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the six months ended April 30, 2025, by primary underlying risk exposure:
	Global Allocation Fund	Income Builder Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$(12,265)	$(54,866)
Purchased Options	(4,109)	—
Foreign Exchange Rate Risk Exposure:
Futures Contracts	1,473	—
Forward Foreign Currency Exchange Contracts	2,622	—
Interest Rate Risk Exposure:
Futures Contracts	(13,152)	(79,634)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	$(1,441)	$11,376
Foreign Exchange Rate Risk Exposure:
Futures Contracts	3,188	—
Forward Foreign Currency Exchange Contracts	1,081	—
Interest Rate Risk Exposure:
Futures Contracts	15,224	112,641

April 30, 2025	J.P. Morgan Funds	123

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Derivatives Volume
The table below discloses the volume of the Funds' options, futures contracts and forward foreign currency exchange contracts activity during the six months ended April 30, 2025. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
	Global Allocation Fund	Income Builder Fund
Futures Contracts:
Average Notional Balance Long	$1,325,910	$2,348,004
Average Notional Balance Short	(174,360)	(192,326)
Ending Notional Balance Long	1,493,948	2,592,875
Ending Notional Balance Short	(261,754)	(320,744)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	(182,577)	—
Average Settlement Value Sold	78,227	—
Ending Settlement Value Purchased	(286,030)	—
Ending Settlement Value Sold	137,806	—
Exchange-Traded Options:
Average Number of Contracts Purchased	81	—
The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding options, non-deliverable forward foreign currency exchange contracts and/or OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F), otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB, an affiliate of the Funds.
The Funds' derivatives contracts held at April 30, 2025 are not accounted for as hedging instruments under GAAP.
J. Equity-Linked Notes— The Funds invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs' values are linked to the performance of an underlying index. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as interest income on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. The Funds realize a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in non-affiliates on the Statements of Operations.
As of April 30, 2025, the Funds had outstanding ELNs as listed on the SOIs.
K. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, and dividend expense on securities sold short are recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
L. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended April 30, 2025, are as follows:

124	J.P. Morgan Funds	April 30, 2025

	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Global Allocation Fund
Transfer agency fees	$15	$6	$9	$1	$— (a)	$— (a)	$— (a)	$5	$36
Income Builder Fund
Transfer agency fees	66	12	22	n/a	n/a	n/a	n/a	5	105

(a)	Amount rounds to less than one thousand.
M. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of April 30, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
N. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
O. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly for Income Builder Fund and declared and paid at least quarterly for Global Allocation Fund. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
P. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
Q. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Global Allocation Fund	0.55%
Income Builder Fund	0.42
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

April 30, 2025	J.P. Morgan Funds	125

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended April 30, 2025, the effective annualized rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 Shares of each Fund do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Global Allocation Fund	0.25%	0.75%	0.50%	0.25%
Income Builder Fund	0.25	0.75	n/a	n/a
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Global Allocation Fund	$6	$— (a)
Income Builder Fund	59	3

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5
Global Allocation Fund	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.10%
Income Builder Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

126	J.P. Morgan Funds	April 30, 2025

F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Global Allocation Fund	1.03%	1.53%	0.78%	1.40%	1.15%	0.90%	0.75%	0.65%
Income Builder Fund	0.75	1.25	0.60	n/a	n/a	n/a	n/a	0.52

The expense limitation agreements were in effect for the six months ended April 30, 2025 and are in place until at least February 28, 2025.
For the six months ended April 30, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Global Allocation Fund	$252	$168	$1,276	$1,696	$— (a)
Income Builder Fund	999	667	8,538	10,204	485

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended April 30, 2025 were as follows:

Global Allocation Fund	$84
Income Builder Fund	125
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended April 30, 2025, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2025, purchases and sales of investments (excluding short-term investments) were as follows:

April 30, 2025	J.P. Morgan Funds	127

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Global Allocation Fund	$1,360,264	$1,556,796	$86,242	$34,054
Income Builder Fund	4,078,387	4,570,375	107,826	95,699
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Allocation Fund	$2,456,822	$347,576	$69,752	$277,824
Income Builder Fund	7,760,641	654,970	331,270	323,700
At October 31, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Global Allocation Fund	$18,145	$—
Income Builder Fund	358,924	337,761
During the year ended October 31, 2024, the following Fund utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Global Allocation Fund	$210,679	$108,622
Income Builder Fund	93,945	201,693
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2025.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to

128	J.P. Morgan Funds	April 30, 2025

the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended April 30, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of April 30, 2025, the Funds had individual shareholder and/or affiliated omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Global Allocation Fund	—	— %	4	44.7%
Income Builder Fund	1	15.5	3	37.8
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these investments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e. the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds invest in high yield securities that are not rated or rated below investment grade (commonly known as "junk bonds"). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
Global Allocation Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of April 30, 2025, a significant portion of each Fund's investments consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the

April 30, 2025	J.P. Morgan Funds	129

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Funds do not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Funds to risks of mispricing or improper valuation.
The Funds are subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit Fund's ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund's underlying index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

130	J.P. Morgan Funds	April 30, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. April 2025.
SAN-IB-GAL-425

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

Semi-Annual Financial Statements
J.P. Morgan Tax Aware Fund
April 30, 2025 (Unaudited)
JPMorgan Tax Aware Real Return Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectuses for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.8% (a)
Alabama — 1.7%
Black Belt Energy Gas District, Gas Project
Series 2022C-1, Rev., 5.25%, 12/1/2028	1,275	1,331
Series 2024D, Rev., 5.00%, 11/1/2034 (b)	3,500	3,687
County of Jefferson sewer Series 2024, Rev., 5.00%, 10/1/2038	2,000	2,107
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024B, Rev., AMT, 4.75%, 12/1/2054	1,000	911
Selma Industrial Development Board, International Paper Co. Projects Series 2019A, Rev., 3.45%, 10/1/2031 (b)	1,000	974
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, Rev., 5.50%, 12/1/2029 (b)	1,000	1,060
Total Alabama		10,070
Alaska — 0.2%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation
Series 2021B-1, Rev., 4.00%, 6/1/2050	1,000	950
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	3,000	379
Total Alaska		1,329
Arizona — 3.5%
Arizona Board of Regents, Stimulus Plan For Economic and Educational Development Series 2024, Rev., 5.00%, 8/1/2043	1,060	1,113
Arizona Industrial Development Authority, Academic of Math and Science Projects
Rev., 5.00%, 7/1/2038 (c)	250	247
Rev., 5.25%, 7/1/2043 (c)	250	247
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2024A, Rev., 5.00%, 11/1/2029	1,000	1,050
City of Lake Havasu City Wastewater System, Senior Lien, GO, 5.00%, 7/1/2038	1,200	1,321
City of Mesa Utility System, Rev., AGC, 5.00%, 7/1/2035 (d)	1,500	1,681
City of Phoenix Civic Improvement Corp., Senior Lien, Rev., AMT, 5.00%, 7/1/2030	1,475	1,524
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (c)	500	500
Maricopa County Industrial Development Authority, Valley Christian School Project Series 2023A, Rev., 6.25%, 7/1/2053 (c)	1,900	1,840
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Maricopa County Unified School District No. 60 Higley
COP, AGM, 5.00%, 6/1/2037	170	181
COP, AGM, 5.00%, 6/1/2038	250	265
Maricopa County Union High School District No. 216 Agua Fria, Project of 2023 and 2024, GO, 5.00%, 7/1/2038	1,275	1,387
Pinal County Electric District No. 3, Rev., 4.00%, 7/1/2034	150	150
Salt River Project Agricultural Improvement and Power District Series 2023A, Rev., 5.00%, 1/1/2047	2,000	2,087
Salt Verde Financial Corp. Series 2007-1, Rev., 5.00%, 12/1/2032	5,670	5,960
Town of Queen Creek Excise Tax, Rev., 5.00%, 8/1/2054	1,000	1,031
Total Arizona		20,584
Arkansas — 0.2%
City of Fort Smith, Water and Sewer, Rev., 5.00%, 10/1/2027	1,305	1,353
California — 4.6%
California Community Choice Financing Authority, Clean Energy Project
Series 2021B-1, Rev., 4.00%, 8/1/2031 (b)	4,400	4,350
Series 2024G, Rev., 5.00%, 8/1/2032 (b)	1,000	1,030
Series 2024H, Rev., 5.00%, 8/1/2033 (b)	1,500	1,605
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	2,000	472
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2034	1,250	1,322
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	1,000	833
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c)	4,000	3,861
California Municipal Finance Authority Series 2021A, Rev., AMT, 3.75%, 10/1/2025 (b)	1,000	998
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project, Rev., AMT, 5.00%, 7/1/2036 (c)	500	521
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.50%, 6/1/2054 (c)	1,000	934
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,110
Desert Sands Unified School District, Election of 2024, GO, 4.00%, 8/1/2050	1,000	933
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Tax Aware Fund	1

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	10,500	1,126
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds Series 2015A, Rev., 5.00%, 6/1/2025 (e)	4,950	4,957
Los Angeles Department of Water and Power Series 2024C, Rev., 5.00%, 7/1/2026	1,000	1,015
Los Angeles Department of Water and Power Water System Series 2017A, Rev., 4.00%, 7/1/2047	500	461
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (b)	1,000	1,098
Vista Unified School District Series 2022B, GO, 5.00%, 8/1/2033	365	409
Total California		27,035
Colorado — 2.0%
Boulder Valley School District No. Re-2 Boulder, GO, 4.13%, 12/1/2046	1,660	1,573
City and County of Denver, Airport System
Series 2022D, Rev., AMT, 5.50%, 11/15/2032	2,250	2,528
Series 2022A, Rev., AMT, 5.50%, 11/15/2042	2,500	2,667
Series 2018A, Rev., AMT, 4.00%, 12/1/2043	1,000	903
Colorado Health Facilities Authority, Adventist Health System Series 2024A-1, Rev., 5.00%, 11/15/2029 (b)	1,000	1,060
Colorado Health Facilities Authority, Covenant Living Communities and Services Series 2025A, Rev., 5.00%, 12/1/2029	1,000	1,057
Dominion Water and Sanitation District, Rev., 5.25%, 12/1/2032	500	501
Jefferson County School District R-1, GO, 5.00%, 12/15/2035	515	533
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.50%, 12/1/2037	825	699
Total Colorado		11,521
Connecticut — 0.7%
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2022A, Rev., 5.00%, 7/1/2031	1,250	1,376
Series 2022B, Rev., 5.00%, 7/1/2031	2,500	2,752
Total Connecticut		4,128
District of Columbia — 0.1%
Metropolitan Washington Airports Authority Dulles Toll Road Series 2019A, Rev., 5.00%, 10/1/2036	270	280
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — 3.0%
City of Jacksonville
Series 2024, Rev., 5.00%, 10/1/2027	1,000	1,043
Series 2024, Rev., 5.00%, 10/1/2030	1,460	1,588
City of Melbourne Water and Sewer Series 2023, Rev., 5.00%, 11/15/2039	2,355	2,524
County of Miami-Dade Water and Sewer System Series 2024A, Rev., 5.25%, 10/1/2054	1,000	1,043
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	500	500
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000	993
Florida Development Finance Corp., Idea Florida, Inc., Jacksonville IV Project, Rev., 5.25%, 6/15/2029 (c)	100	99
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 1.50%, 5/1/2025 (b)	1,000	1,000
JEA Electric System Series 2017B, Rev., 5.00%, 10/1/2031	4,000	4,138
Lee County School Board (The) Series 2023A, COP, 5.00%, 8/1/2042	1,000	1,041
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2025A, Rev., 5.25%, 10/1/2056	1,000	1,024
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2025B, Rev., 5.00%, 11/15/2049	1,750	1,717
Palm Beach County School District Series 2023A, COP, 5.00%, 8/1/2036	1,000	1,085
Total Florida		17,795
Georgia — 3.6%
City of Atlanta Series 2021B, Rev., 4.00%, 7/1/2040	1,850	1,792
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (b)	500	496
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer Project Series 2009-2, Rev., 3.88%, 3/6/2026 (b)	1,250	1,252
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project, Rev., RAN, 5.00%, 10/15/2030	1,000	1,079
Main Street Natural Gas, Inc., Gas Supply
Series 2023B, Rev., 5.00%, 3/1/2030 (b)	1,000	1,042
Series 2023A, Rev., 5.00%, 6/1/2030 (b)	1,300	1,345
Series 2024D, Rev., 5.00%, 4/1/2031 (b)	2,000	2,101
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Tax Aware Fund	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (b)	3,445	3,612
Municipal Electric Authority of Georgia Project Series 2024A, Rev., 5.25%, 1/1/2044	1,200	1,282
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
Series 2019A, Rev., 5.00%, 1/1/2049	1,000	991
Series 2019A, Rev., 5.00%, 1/1/2049	1,000	1,000
Rome Building Authority, Rome City School Project
Series 2023, Rev., 5.00%, 3/1/2037	600	656
Series 2023, Rev., 5.00%, 3/1/2038	1,375	1,493
Series 2023, Rev., 5.00%, 3/1/2039	185	200
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : TRUIST BANK, 1.50%, 5/1/2025 (b)	3,000	3,000
Total Georgia		21,341
Idaho — 0.3%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2025C, Rev., 5.00%, 3/1/2035 (b)	1,500	1,630
Illinois — 4.7%
Chicago Midway International Airport, Senior Lien Series 2023A, Rev., AMT, 5.00%, 1/1/2030	4,000	4,201
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2024D, Rev., 5.00%, 1/1/2026	1,000	1,010
Chicago O'Hare International Airport, Senior Lien Series 2023A, Rev., AMT, 5.00%, 1/1/2033	4,310	4,603
City of Chicago Waterworks, Second Lien Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	1,500	1,591
Cook County Community Consolidated School District No. 15 Palatine, GO, 5.00%, 12/1/2038	205	217
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 1.45%, 5/1/2025 (b)	500	500
Illinois Housing Development Authority
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	955	1,022
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	1,000	1,114
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2025	5,000	5,039
Series 2022A, GO, 5.00%, 3/1/2033	6,000	6,388
Series 2024B, GO, 5.25%, 5/1/2047	1,000	1,018
Series 2024B, GO, 5.25%, 5/1/2048	1,000	1,016
Total Illinois		27,719
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — 1.4%
City of Valparaiso, Green Oaks of Valparaiso Project, Rev., 5.38%, 12/1/2041 (c)	200	175
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project, Rev., 5.00%, 2/1/2026	1,000	1,001
Greater Clark County School Building Corp. Series 2024A, Rev., 5.00%, 7/15/2026	700	716
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2043	425	426
Indiana Finance Authority, Indiana University Health Obligated Group Series 2023B1, Rev., 5.00%, 7/1/2028 (b)	2,245	2,338
Indiana Housing and Community Development Authority, Vita of New Whiteland Project, Rev., 6.75%, 1/1/2043	2,000	1,948
Indianapolis Local Public Improvement Bond Bank Series 2024E, Rev., 5.00%, 2/1/2028	1,600	1,673
Total Indiana		8,277
Iowa — 0.2%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	9,250	1,359
Kansas — 0.0% ^
City of Wichita Water and Sewer Utility Series 2016B, Rev., 4.00%, 10/1/2026	125	127
Kentucky — 0.5%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	740	739
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2029	1,000	1,070
Kentucky State Property and Building Commission, Project No. 132 Series A, Rev., 5.00%, 4/1/2031	1,000	1,090
Total Kentucky		2,899
Louisiana — 2.5%
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (b)	5,500	5,511
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (e)	8,000	8,000
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2025A, Rev., 5.00%, 5/1/2039	1,000	1,083
Total Louisiana		14,594
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Tax Aware Fund	3

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maine — 0.2%
Maine Health and Higher Educational Facilities Authority Series 2023A, Rev., AGM, 5.00%, 7/1/2026	200	204
Maine Municipal Bond Bank Series 2025A, Rev., 5.00%, 11/1/2032 (d)	1,000	1,110
Total Maine		1,314
Maryland — 0.4%
County of Montgomery Series 2022A, GO, 5.00%, 8/1/2026	1,020	1,046
Maryland Stadium Authority, Built to Learn, Rev., 5.00%, 6/1/2054	1,000	1,015
Total Maryland		2,061
Massachusetts — 3.3%
Commonwealth of Massachusetts Series 2025A, GO, 5.00%, 4/1/2046 (d)	1,000	1,052
Commonwealth of Massachusetts Transportation Fund Series 2015A, Rev., 5.00%, 6/1/2028	1,000	1,001
Commonwealth of Massachusetts, Consolidated Loan of 2018 Series 2018B, GO, 5.00%, 1/1/2030	1,415	1,480
Commonwealth of Massachusetts, Consolidated Loan of 2022 Series 2022E, GO, 5.00%, 11/1/2049	3,030	3,118
Massachusetts Development Finance Agency, Boston Medical Center Issue Series 2025W, Rev., 4.25%, 7/1/2055	1,000	944
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024U-1, Rev., VRDO, LOC : TD Bank NA, 1.50%, 5/1/2025 (b)	10,000	10,000
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029 (d)	1,000	1,044
Massachusetts Water Resources Authority, Green Bond Series 2016C, Rev., 4.00%, 8/1/2040	1,000	966
Total Massachusetts		19,605
Michigan — 0.3%
City of Detroit, Unlimited Tax Series 2021A, GO, 5.00%, 4/1/2037	400	416
Michigan State Hospital Finance Authority, Corewell Health Series 2025B-2, Rev., 5.00%, 5/7/2025 (b) (d)	1,000	1,075
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (b)	125	125
Total Michigan		1,616
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — 0.7%
Chisholm Independent School District No. 695 Series 2023A, GO, Zero Coupon, 2/1/2039	600	323
County of Hennepin Series 2018A, GO, 5.00%, 12/1/2029	1,010	1,059
Minnesota Higher Education Facilities Authority, University of St. Thomas Series 2022A, Rev., 5.00%, 10/1/2025	170	171
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,000	1,105
Minnesota Municipal Gas Agency Series Subseries,2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2027	1,435	1,450
Total Minnesota		4,108
Missouri — 1.0%
Curators of the University of Missouri (The) Series 2024, Rev., 5.00%, 11/1/2030	1,000	1,096
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.15%, 5/1/2025 (b)	250	250
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2054 (c)	575	523
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	935	1,006
Missouri Joint Municipal Electric Utility Commission, Plum Point Project Series 2024, Rev., 5.00%, 1/1/2028	1,000	1,044
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	1,000	877
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015B, Rev., 5.00%, 7/1/2026	1,000	1,003
Total Missouri		5,799
Nebraska — 0.2%
Nebraska Public Power District Series C, Rev., 5.00%, 1/1/2029	1,040	1,051
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Tax Aware Fund	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nevada — 0.4%
County of Clark, Nevada Improvement District No. 158, 5.00%, 8/1/2034	10	10
State of Nevada, Capital Improvement and Cultural Affairs Series 2015B, GO, 5.00%, 5/1/2025	2,500	2,500
Total Nevada		2,510
New Hampshire — 0.2%
New Hampshire Business Finance Authority Series 2025-1, Class A, Rev., 4.17%, 1/20/2041	1,249	1,186
New Jersey — 2.2%
Camden County Improvement Authority (The), Camden Prep High School Project, Rev., 5.00%, 7/15/2042 (c)	585	580
New Jersey Economic Development Authority, School Facilities Construction Series 2023RRR, Rev., 5.00%, 3/1/2026	4,500	4,563
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2024AA, Rev., 5.25%, 6/15/2041	1,000	1,072
Series 2023BB, Rev., 5.00%, 6/15/2046	1,250	1,275
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2033	5,000	5,105
Total New Jersey		12,595
New Mexico — 1.0%
City of Farmington, San Juan Project Series 2010B, Rev., 3.88%, 6/1/2029 (b)	1,250	1,245
County of Santa Fe, Cresta Ranch Apartments Series 2024, Rev., 3.29%, 6/1/2028 (b)	2,000	1,984
Loving Municipal School District No. 10
GO, 5.00%, 9/15/2025 (e)	300	302
GO, 5.00%, 9/15/2025	1,090	1,096
GO, 5.00%, 9/15/2026	360	368
GO, 5.00%, 9/15/2027	340	353
GO, 5.00%, 9/15/2028	300	310
Total New Mexico		5,658
New York — 13.2%
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Rev., 5.00%, 7/1/2030	510	537
Rev., 5.00%, 7/1/2034	210	220
Camden Central School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,001
City of New York, Fiscal Year 2014 Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 1.60%, 5/1/2025 (b)	2,500	2,500
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
City of New York, Fiscal Year 2021
Series 2021F Subseries F-1, GO, 5.00%, 3/1/2036	1,000	1,069
Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2037	2,000	2,127
City of New York, Fiscal Year 2025 Series 2025 F, GO, 5.00%, 8/1/2034	1,250	1,400
Gloversville Enlarged School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,001
Hudson Yards Infrastructure Corp., Second Indenture Series 2017A, Rev., 5.00%, 2/15/2031	1,500	1,537
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	2,500	2,419
Series 2024B, Rev., 3.00%, 9/1/2031 (b)	2,750	2,610
Metropolitan Transportation Authority Series C-1, Rev., 5.25%, 11/15/2028	5,000	5,037
Metropolitan Transportation Authority, Climate Bond Series 2025A, Rev., 5.25%, 11/15/2045	1,000	1,045
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project, Class F, Rev., 5.25%, 12/15/2031	1,300	1,315
New York City Municipal Water Finance Authority, Second General Resolution Series 2025BB, Rev., 5.00%, 6/15/2048	1,785	1,863
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2024 Series 2024, Subseries BB-2, Rev., 5.25%, 6/15/2047	1,000	1,058
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 1.60%, 5/1/2025 (b)	500	500
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020B-1, Rev., 5.00%, 11/1/2025	900	908
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023D, Subseries D-1, Rev., 5.00%, 11/1/2046	10,000	10,350
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024C, Rev., 5.25%, 5/1/2050	1,500	1,577
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	1,000	922
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025A, Sub A-1, Rev., 5.00%, 11/1/2037	3,000	3,298
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured Series B, Rev., AGM - CR, Zero Coupon, 11/15/2049	8,770	2,437
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Tax Aware Fund	5

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,000	710
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	500	347
New York Power Authority Series 2020A, Rev., 4.00%, 11/15/2045	2,250	2,091
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 2025 2-B, Rev., 5.00%, 7/1/2032 (b)	1,000	1,086
New York State Dormitory Authority, Pace University
Series 2024A, Rev., 5.25%, 5/1/2031	400	432
Series 2024A, Rev., 5.25%, 5/1/2039	500	534
New York State Dormitory Authority, Personal Income Tax, General Purpose Series 2017A, Rev., 4.00%, 2/15/2034	1,000	996
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021E, Rev., 4.00%, 3/15/2042	2,000	1,891
Series 2020A, Rev., 4.00%, 3/15/2047	1,930	1,774
New York State Environmental Facilities Corp.
Series 2022B, Rev., 5.00%, 9/15/2031	300	335
Series 2022B, Rev., 5.00%, 9/15/2032	400	451
Series 2022B, Rev., 5.00%, 9/15/2033	565	637
Series 2022B, Rev., 5.00%, 9/15/2036	950	1,052
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2028	3,500	3,567
Series 2018, Rev., AMT, 5.00%, 1/1/2031	1,000	1,013
Series 2023, Rev., AMT, 6.00%, 4/1/2035	1,000	1,091
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	1,200	1,204
Northeastern Clinton Central School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,001
Onondaga Civic Development Corp., Syracuse University Project, Rev., 4.50%, 12/1/2050	1,000	977
Port Authority of New York and New Jersey, Consolidated Series 248, Rev., 5.00%, 1/15/2050	1,000	1,037
Sherburne Earlville Central School District, GO, BAN, 4.50%, 7/18/2025	2,000	2,003
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2024A, SubseriesA-1, Rev., 5.25%, 11/15/2051	2,115	2,221
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2024B, Subseries B-1, Rev., 5.25%, 5/15/2054	1,000	1,053
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox Series 2025A, Rev., 5.25%, 12/1/2054	2,000	2,099
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (c)	1,000	993
Total New York		77,326
North Carolina — 1.9%
County of Buncombe, Limited Tax, Rev., 5.00%, 6/1/2032	700	778
County of Durham Series 2023A, Rev., 5.00%, 6/1/2026	1,285	1,314
County of Harnett, Limited Tax
Rev., 5.00%, 4/1/2035	545	607
Rev., 5.00%, 4/1/2041	435	464
County of Wake
GO, 5.00%, 4/1/2028	1,315	1,392
Series 2025A, Rev., 5.00%, 5/1/2038	1,000	1,105
Series 2025A, Rev., 5.00%, 5/1/2039	1,000	1,099
Series 2025A, Rev., 5.00%, 5/1/2041 (d)	1,750	1,894
North Carolina Housing Finance Agency, Homeownership
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	1,000	996
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	995	1,073
State of North Carolina, Limited Obligation Series 2017B, Rev., 5.00%, 5/1/2027	100	104
Total North Carolina		10,826
North Dakota — 0.0% ^
North Dakota Building Authority Series 2020A, Rev., 5.00%, 12/1/2035	220	233
Ohio — 3.8%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron Series 2022A, Rev., 5.00%, 11/15/2029	650	697
Buckeye Tobacco Settlement Financing Authority
Series 2020B-2, Rev., 5.00%, 6/1/2055	3,000	2,618
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	5,655	539
Columbus Regional Airport Authority, John Glenn Columbus International Airport
Series 2025A, Rev., AMT, 5.00%, 1/1/2034	1,500	1,587
Series 2025A, Rev., AMT, 5.25%, 1/1/2044	1,000	1,034
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Tax Aware Fund	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2025A, Rev., 5.00%, 11/1/2040	1,000	1,045
County of Montgomery, Ohio Health care Facilities Solvita Project Series 2024, Rev., 5.25%, 9/1/2049	1,250	1,275
County of Warren, Otterbein Homes Obligation Group, Rev., 5.00%, 7/1/2044	1,010	995
Hilliard School District, Unlimited Tax, GO, 5.00%, 12/1/2042	1,000	1,070
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,140	2,152
North Ridgeville City School District
Series 2024, GO, 5.25%, 12/1/2054	1,000	1,023
Series 2024, GO, 4.50%, 12/1/2061	1,335	1,245
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2005C, Rev., AMT, 3.70%, 4/1/2028	1,250	1,230
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 1.60%, 5/1/2025 (b)	250	250
Series 2023B, Rev., 5.00%, 12/1/2033	2,000	2,244
Series 2021A, Rev., 4.00%, 12/1/2041	1,195	1,179
Series 2024A, Rev., 5.00%, 12/1/2043	1,400	1,487
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2040	760	799
Total Ohio		22,469
Oklahoma — 1.2%
Oklahoma County Independent School District No. 89 Oklahoma City Series 2025A, GO, 4.00%, 7/1/2028	1,210	1,241
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	1,000	1,111
Oklahoma Industries Authority, Oklahoma County Independent School District No. 89 Oklahoma City Series 2024, Rev., 5.00%, 4/1/2032	1,350	1,471
Oklahoma Turnpike Authority, Turnpike System, Second Senior Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,011
Oklahoma Water Resources Board, State Loan Program Series 2023C, Rev., 5.00%, 10/1/2037	810	892
Total Oklahoma		6,726
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oregon — 2.6%
City of Portland Sewer System, Second Lien Series 2014B, Rev., 4.00%, 5/5/2025	2,180	2,180
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series 2017A, GO, Zero Coupon, 6/15/2035	2,500	1,598
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 1.60%, 5/1/2025 (b)	10,000	10,000
Washington and Multnomah Counties School District No. 48J Beaverton Series B, GO, 5.00%, 6/15/2025	1,455	1,458
Total Oregon		15,236
Pennsylvania — 4.0%
Allegheny County Airport Authority, Pittsburgh International Airport Series 2023A, Rev., AMT, AGM, 5.50%, 1/1/2043	1,500	1,583
Allegheny County Sanitary Authority, Sewer Series 2024, Rev., 5.00%, 12/1/2028	1,000	1,064
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	630	630
Rev., 5.00%, 6/1/2026	380	385
Rev., 5.00%, 6/1/2027	500	512
Rev., 5.00%, 6/1/2028	880	910
Rev., 5.00%, 6/1/2029	380	393
Commonwealth of Pennsylvania
Series 2024B, GO, 4.00%, 8/15/2041	1,695	1,642
Series 2024-1, GO, 4.00%, 8/15/2043	1,815	1,717
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	2,900	2,898
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024B, Rev., GTD, 4.25%, 1/1/2050	1,000	940
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, AGM, 5.00%, 12/31/2057	1,695	1,651
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-2, Rev., 4.38%, 11/1/2054	2,250	1,951
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2024 -147A, Rev., 6.25%, 10/1/2054	1,000	1,092
Series 2024-146A, Rev., 6.25%, 10/1/2054	1,000	1,087
Pennsylvania Turnpike Commission Series 2016 A-3, Rev., 5.00%, 12/1/2027	1,445	1,487
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Tax Aware Fund	7

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Turnpike Commission, Subordinate Series 2024-1, Rev., 5.00%, 6/1/2031	1,285	1,407
Philadelphia Authority for Industrial Development, Holy Family University, Rev., 5.00%, 9/1/2029	675	696
Philadelphia Gas Works Co., 1998 General Ordinance Series 17B, Rev., 5.00%, 8/1/2026	1,500	1,532
Total Pennsylvania		23,577
Puerto Rico — 1.2%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	1,500	1,529
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	842
Series A-1, Rev., 5.00%, 7/1/2058	4,975	4,750
Total Puerto Rico		7,121
Rhode Island — 0.6%
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group
Rev., 5.00%, 5/15/2037	875	923
Rev., 5.00%, 5/15/2041	1,000	1,030
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,500	1,500
Total Rhode Island		3,453
South Carolina — 0.8%
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project Series 2024, Rev., 5.00%, 12/1/2030	1,250	1,366
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 3/1/2028	1,000	1,000
South Carolina Public Service Authority
Series 2025A, Rev., 5.00%, 12/1/2044	1,000	1,013
Series 2025B, Rev., 5.00%, 12/1/2045	1,000	1,009
Total South Carolina		4,388
South Dakota — 0.2%
South Dakota Housing Development Authority Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	1,000	1,126
Tennessee — 4.7%
City of Clarksville Water Sewer and Gas Series 2021A, Rev., 4.00%, 2/1/2051	2,000	1,803
City of Murfreesboro, GO, 5.00%, 6/1/2029	725	780
County of Sumner Series 2021, GO, 5.00%, 6/1/2025	1,750	1,752
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2054	500	524
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,159
Metropolitan Government of Nashville and Davidson County
Series 2024C, GO, 5.00%, 1/1/2040	1,000	1,083
Series 2024A, Rev., 5.00%, 5/15/2040	1,025	1,106
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2038	1,500	1,621
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	1,400	1,424
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group
Series 2024B, Rev., 5.00%, 9/1/2029 (b)	1,110	1,154
Series 2024A, Rev., 5.25%, 9/1/2034	2,960	3,223
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (b)	7,265	7,250
Tennessee Energy Acquisition Corp., Gas Project Series 2023A-1, Rev., 5.00%, 5/1/2028 (b)	4,685	4,805
Total Tennessee		27,684
Texas — 9.6%
Bryan Independent School District, GO, PSF-GTD, 4.00%, 2/15/2032	1,000	1,025
Central Texas Turnpike System, First Tier Series 2024B, Rev., 5.00%, 5/15/2030 (b)	1,000	1,037
Central Texas Turnpike System, Second Tier
Series 2024C, Rev., 5.00%, 8/15/2033	2,000	2,199
Series 2024C, Rev., 5.00%, 8/15/2034	1,250	1,376
City of Houston Airport System, United Airlines, Inc. Terminal Improvement Projects
Series 2020B-2, Rev., AMT, 5.00%, 7/15/2027	1,000	1,004
Series 2024B, Rev., AMT, 5.25%, 7/15/2033	1,500	1,520
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (e)	5,550	6,489
City of Killeen
GO, 4.00%, 8/1/2041	2,455	2,354
GO, 4.13%, 8/1/2042	2,555	2,464
City of Mesquite, Waterworks and Sewer System, Rev., 5.00%, 3/1/2035	1,000	1,076
City of Round Rock, GO, 5.00%, 8/15/2027	1,240	1,294
Collin County Community College District, Rev., 4.00%, 8/15/2042	3,000	2,858
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Tax Aware Fund	April 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
County of Fort Bend Toll Road, Senior Lien Series 2024, Rev., AGM, 5.00%, 3/1/2039	1,000	1,074
County of Tarrant, GO, 5.00%, 7/15/2033	500	547
Crandall Independent School District, Unlimited Tax, GO, PSF-GTD, 4.25%, 2/1/2053	500	468
Irving Independent School District
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2036	2,065	2,242
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2037	1,000	1,078
Lower Colorado River Authority, Rev., 5.00%, 5/15/2040	4,000	4,246
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Series 2019A, Rev., 5.00%, 5/15/2029	1,050	1,120
Series 2021, Rev., 5.00%, 5/15/2029	1,145	1,222
Mansfield Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,000	893
McKinney Independent School District, GO, PSF-GTD, 5.00%, 2/15/2033	2,650	2,886
Mission Economic Development Corp., Waste Management, Inc. Project Series 2020B, Rev., AMT, 3.75%, 6/2/2025 (b)	1,500	1,499
New Caney Independent School District Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,000	890
North Texas Tollway Authority, First Tier Series 2023A, Rev., 5.00%, 1/1/2026	1,000	1,012
Pearland Independent School District Series 2017, GO, PSF-GTD, 5.00%, 2/15/2026	2,000	2,030
Permanent University Fund - University of Texas System Series 2025A, Rev., 5.00%, 7/1/2035	1,000	1,136
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2043	1,500	1,432
Round Rock Independent School District Series 2025B, GO, PSF-GTD, 5.00%, 8/1/2039	1,000	1,094
State of Texas, Transportation Commission Mobility Fund Series 2024, GO, 5.00%, 10/1/2027	1,000	1,046
Taylor Independent School District, GO, PSF-GTD, 5.00%, 2/15/2026 (e)	1,150	1,168
Texas Municipal Gas Acquisition and Supply Corp. V Gas supply Series 2024, Rev., 5.00%, 1/1/2034 (b)	2,000	2,079
Texas Water Development Board, State Water Implementation Fund
Series 2019A, Rev., 5.00%, 10/15/2026	1,000	1,030
Series 2018B, Rev., 5.00%, 10/15/2029	1,000	1,060
Trinity River Authority, Walker-Calloway System, Rev., 5.00%, 2/1/2031	220	229
Total Texas		56,177
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utah — 0.7%
Intermountain Power Agency, Utah Powe Supply Series 2022A, Rev., 5.00%, 7/1/2037	2,035	2,137
Utah Charter School Finance Authority, Wallace Stegner Academy Series 2022A, Rev., 5.63%, 6/15/2042 (c)	805	799
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	1,000	1,107
Total Utah		4,043
Virginia — 3.0%
Henrico County Economic Development Authority, Westminster-Canterbury Corp., Rev., 4.00%, 10/1/2040	330	320
Virginia Public Building Authority
Series 2015A, Rev., 4.00%, 8/1/2031	1,485	1,486
Series 2024A, Rev., 5.00%, 8/1/2036	4,535	5,059
Virginia Public School Authority, 1997 Resolution Series 2025A, Rev., 5.00%, 8/1/2038 (d)	2,000	2,216
Virginia Public School Authority, Prince William County Series 2023, Rev., 4.25%, 10/1/2039	5,525	5,670
Virginia Small Business Financing Authority, Environmental Facilities Pure Salmon Virginia LLC Project, Rev., AMT, 4.00%, 11/20/2025 (b)	2,000	2,000
Virginia Small Business Financing Authority, Senior Lien, Transform 66 P3 Project, Rev., AMT, 5.00%, 12/31/2056	1,000	949
Total Virginia		17,700
Washington — 3.6%
Fircrest Properties, State of Washington Dshs Project, Rev., 5.50%, 6/1/2049	1,500	1,596
King County School District No. 403 Renton, Unlimited Tax, GO, 4.00%, 12/1/2039	4,610	4,518
State of Washington Motor Vehicle Fuel Tax Series 2024B, GO, 5.00%, 6/1/2045	2,000	2,090
State of Washington, Various Purpose
Series R-2022A, GO, 4.00%, 2/1/2036	4,335	4,403
Series 2023C, GO, 5.00%, 6/1/2041	2,000	2,137
Series 2022C, GO, 5.00%, 2/1/2042	2,000	2,100
Series 2025A, GO, 5.00%, 8/1/2046	2,500	2,609
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (c)	1,415	1,343
Total Washington		20,796
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Tax Aware Fund	9

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — 2.6%
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (c)	130	110
Public Finance Authority, Astro Texas Land Projects, Rev., 5.00%, 12/15/2036 (c)	1,000	972
Public Finance Authority, Eastern Michigan University Student Housing Project Series 2022A-1, Rev., 5.25%, 7/1/2033	500	546
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	1,032
Rev., AMT, 5.75%, 7/1/2049	2,000	2,094
State of Wisconsin Series 2021A, GO, 5.00%, 5/1/2036	1,470	1,530
University of Wisconsin Hospitals and Clinics Series 2024B, Rev., 5.00%, 10/1/2031 (b)	1,000	1,083
Wisconsin Department of Transportation Series 2017-1, Rev., 5.00%, 7/1/2025	2,000	2,005
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.25%, 8/15/2050	1,000	1,043
Wisconsin Health and Educational Facilities Authority, Marquette University, Rev., 5.00%, 10/1/2032	400	422
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 1.60%, 5/1/2025 (b)	2,200	2,200
Wisconsin Housing and Economic Development Authority Home Ownership
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	970	1,041
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	1,000	1,082
Total Wisconsin		15,160
Total Municipal Bonds (Cost $544,674)		543,585
	SHARES (000)
Short-Term Investments — 6.5%
Investment Companies — 6.5%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.98% (f) (g) (Cost $38,258)	38,256	38,260
Total Investments — 99.3% (Cost $582,932)		581,845
Other Assets in Excess of Liabilities — 0.7%		3,948
NET ASSETS — 100.0%		585,793

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of April 30, 2025.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of April 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Tax Aware Fund	April 30, 2025

Futures contracts outstanding as of April 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	276	06/18/2025	USD	31,041	522
U.S. Treasury Long Bond	113	06/18/2025	USD	13,203	116
					638
Short Contracts
U.S. Treasury 10 Year Ultra Note	(36)	06/18/2025	USD	(4,142)	(41)
U.S. Treasury Ultra Bond	(38)	06/18/2025	USD	(4,604)	(44)
					(85)
					553

Abbreviations
USD	United States Dollar
Centrally Cleared Inflation-linked swap contracts outstanding as of April 30, 2025 (amounts in thousands):

FLOATING RATE INDEX(a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.20% at termination	Receive	8/7/2029	USD115,717	35	1,907	1,942
CPI-U at termination	2.27% at termination	Receive	8/19/2029	USD13,682	—	188	188
CPI-U at termination	2.37% at termination	Receive	10/8/2029	USD6,400	—	63	63
CPI-U at termination	2.39% at termination	Receive	8/2/2029	USD11,391	—	86	86
CPI-U at termination	2.47% at termination	Receive	12/5/2029	USD29,675	—	160	160
					35	2,404	2,439
CPI-U at termination	2.54% at termination	Receive	3/6/2030	USD5,170	—	(4)	(4)
CPI-U at termination	2.55% at termination	Receive	3/3/2030	USD188,160	—	(143)	(143)
CPI-U at termination	2.56% at termination	Receive	1/31/2030	USD20,133	—	(5)	(5)
					—	(152)	(152)
					35	2,252	2,287

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a) Value of floating rate index at April 30, 2025 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	3.21%
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Tax Aware Fund	11

STATEMENT OF ASSETS AND LIABILITIES
AS OF April 30, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)

JPMorgan Tax Aware Real Return Fund
ASSETS:
Investments in non-affiliates, at value	$543,585
Investments in affiliates, at value	38,260
Cash	— (a)
Deposits at broker for futures contracts	759
Deposits at broker for centrally cleared swaps	12,192
Receivables:
Investment securities sold — delayed delivery securities	15
Fund shares sold	361
Interest from non-affiliates	7,264
Dividends from affiliates	129
Variation margin on futures contracts	74
Variation margin on centrally cleared swaps	311
Total Assets	602,950
LIABILITIES:
Payables:
Investment securities purchased	6,107
Investment securities purchased — delayed delivery securities	9,961
Fund shares redeemed	793
Accrued liabilities:
Investment advisory fees	122
Administration fees	9
Distribution fees	23
Service fees	40
Custodian and accounting fees	20
Trustees’ and Chief Compliance Officer’s fees	— (a)
Other	82
Total Liabilities	17,157
Net Assets	$585,793

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Tax Aware Fund	April 30, 2025

JPMorgan Tax Aware Real Return Fund
NET ASSETS:
Paid-in-Capital	$709,463
Total distributable earnings (loss)	(123,670)
Total Net Assets	$585,793
Net Assets:
Class A	$105,115
Class C	3,724
Class I	376,381
Class R6	100,573
Total	$585,793
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	11,370
Class C	404
Class I	40,590
Class R6	10,855
Net Asset Value (a):
Class A — Redemption price per share	$9.25
Class C — Offering price per share (b)	9.23
Class I — Offering and redemption price per share	9.27
Class R6 — Offering and redemption price per share	9.27
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$9.61
Cost of investments in non-affiliates	$544,674
Cost of investments in affiliates	38,258
Net upfront payments on centrally cleared swaps	35

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Tax Aware Fund	13

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025 (Unaudited)
(Amounts in thousands)

JPMorgan Tax Aware Real Return Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$10,246
Dividend income from affiliates	560
Total investment income	10,806
EXPENSES:
Investment advisory fees	1,000
Administration fees	215
Distribution fees:
Class A	127
Class C	14
Service fees:
Class A	127
Class C	5
Class I	468
Custodian and accounting fees	54
Interest expense to affiliates	— (a)
Professional fees	54
Trustees’ and Chief Compliance Officer’s fees	13
Printing and mailing costs	20
Registration and filing fees	44
Transfer agency fees	6
Other	7
Total expenses	2,154
Less fees waived	(794)
Net expenses	1,360
Net investment income (loss)	9,446
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(3,395)
Investments in affiliates	— (a)
Futures contracts	(23)
Swaps	1,897
Net realized gain (loss)	(1,521)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(6,547)
Investments in affiliates	— (a)
Futures contracts	566
Swaps	(956)
Change in net unrealized appreciation/depreciation	(6,937)
Net realized/unrealized gains (losses)	(8,458)
Change in net assets resulting from operations	$988

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Tax Aware Fund	April 30, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Tax Aware Real Return Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$9,446	$17,693
Net realized gain (loss)	(1,521)	(10,128)
Change in net unrealized appreciation/depreciation	(6,937)	33,704
Change in net assets resulting from operations	988	41,269
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,582)	(2,895)
Class C	(49)	(116)
Class I	(6,257)	(11,274)
Class R6	(1,588)	(3,540)
Total distributions to shareholders	(9,476)	(17,825)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	28,443	35,229
NET ASSETS:
Change in net assets	19,955	58,673
Beginning of period	565,838	507,165
End of period	$585,793	$565,838
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Tax Aware Fund	15

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Aware Real Return Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$19,513	$25,403
Distributions reinvested	1,478	2,728
Cost of shares redeemed	(11,613)	(25,115)
Change in net assets resulting from Class A capital transactions	9,378	3,016
Class C
Proceeds from shares issued	578	784
Distributions reinvested	41	97
Cost of shares redeemed	(814)	(1,623)
Change in net assets resulting from Class C capital transactions	(195)	(742)
Class I
Proceeds from shares issued	96,187	197,930
Distributions reinvested	5,157	9,354
Cost of shares redeemed	(92,932)	(154,658)
Change in net assets resulting from Class I capital transactions	8,412	52,626
Class R6
Proceeds from shares issued	23,113	20,398
Distributions reinvested	567	1,093
Cost of shares redeemed	(12,832)	(41,162)
Change in net assets resulting from Class R6 capital transactions	10,848	(19,671)
Total change in net assets resulting from capital transactions	$28,443	$35,229
SHARE TRANSACTIONS:
Class A
Issued	2,090	2,696
Reinvested	158	290
Redeemed	(1,238)	(2,676)
Change in Class A Shares	1,010	310
Class C
Issued	63	83
Reinvested	4	11
Redeemed	(87)	(173)
Change in Class C Shares	(20)	(79)
Class I
Issued	10,256	20,971
Reinvested	551	993
Redeemed	(9,941)	(16,453)
Change in Class I Shares	866	5,511
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Tax Aware Fund	April 30, 2025

	JPMorgan Tax Aware Real Return Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
SHARE TRANSACTIONS: (continued)
Class R6
Issued	2,476	2,165
Reinvested	61	116
Redeemed	(1,369)	(4,371)
Change in Class R6 Shares	1,168	(2,090)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Tax Aware Fund	17

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Tax Aware Real Return Fund
Class A
Six Months Ended April 30, 2025 (Unaudited)	$9.38	$0.14	$(0.13)	$0.01	$(0.14)
Year Ended October 31, 2024	8.95	0.29	0.44	0.73	(0.30)
Year Ended October 31, 2023	9.06	0.26	(0.11)	0.15	(0.26)
Year Ended October 31, 2022	9.94	0.14	(0.88)	(0.74)	(0.14)
Year Ended October 31, 2021	9.11	0.13	0.84	0.97	(0.14)
Year Ended October 31, 2020	9.25	0.18	(0.13)	0.05	(0.19)
Class C
Six Months Ended April 30, 2025 (Unaudited)	9.36	0.12	(0.13)	(0.01)	(0.12)
Year Ended October 31, 2024	8.93	0.24	0.44	0.68	(0.25)
Year Ended October 31, 2023	9.04	0.21	(0.11)	0.10	(0.21)
Year Ended October 31, 2022	9.92	0.09	(0.87)	(0.78)	(0.10)
Year Ended October 31, 2021	9.09	0.08	0.84	0.92	(0.09)
Year Ended October 31, 2020	9.23	0.14	(0.14)	— (e)	(0.14)
Class I
Six Months Ended April 30, 2025 (Unaudited)	9.41	0.16	(0.14)	0.02	(0.16)
Year Ended October 31, 2024	8.98	0.32	0.43	0.75	(0.32)
Year Ended October 31, 2023	9.09	0.29	(0.12)	0.17	(0.28)
Year Ended October 31, 2022	9.97	0.17	(0.88)	(0.71)	(0.17)
Year Ended October 31, 2021	9.13	0.16	0.84	1.00	(0.16)
Year Ended October 31, 2020	9.27	0.20	(0.13)	0.07	(0.21)
Class R6
Six Months Ended April 30, 2025 (Unaudited)	9.40	0.16	(0.13)	0.03	(0.16)
Year Ended October 31, 2024	8.97	0.33	0.43	0.76	(0.33)
Year Ended October 31, 2023	9.08	0.30	(0.12)	0.18	(0.29)
Year Ended October 31, 2022	9.96	0.18	(0.88)	(0.70)	(0.18)
Year Ended October 31, 2021	9.13	0.17	0.83	1.00	(0.17)
Year Ended October 31, 2020	9.27	0.23	(0.15)	0.08	(0.22)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Tax Aware Fund	April 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(b)(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(b)

$9.25	0.14%	$105,115	0.69%	3.08%	1.00%	32%
9.38	8.15	97,166	0.69	3.10	1.02	74
8.95	1.60	89,954	0.69	2.83	1.01	60
9.06	(7.46)	77,066	0.74	1.48	1.00	68
9.94	10.68	97,845	0.75	1.33	1.01	7
9.11	0.57	35,094	0.75	1.96	1.01	12

9.23	(0.11)	3,724	1.19	2.58	1.54	32
9.36	7.62	3,971	1.19	2.60	1.54	74
8.93	1.08	4,493	1.19	2.31	1.52	60
9.04	(7.93)	6,183	1.24	0.98	1.50	68
9.92	10.17	7,095	1.25	0.84	1.51	7
9.09	0.04	2,859	1.25	1.50	1.51	12

9.27	0.16	376,381	0.44	3.34	0.74	32
9.41	8.39	373,646	0.44	3.35	0.77	74
8.98	1.84	307,086	0.44	3.06	0.75	60
9.09	(7.20)	415,000	0.49	1.74	0.75	68
9.97	11.04	429,314	0.50	1.61	0.76	7
9.13	0.82	214,709	0.50	2.24	0.75	12

9.27	0.31	100,573	0.34	3.44	0.49	32
9.40	8.51	91,055	0.34	3.45	0.52	74
8.97	1.95	105,632	0.34	3.20	0.51	60
9.08	(7.11)	64,574	0.39	1.90	0.50	68
9.96	11.04	31,580	0.40	1.76	0.51	7
9.13	0.92	22,231	0.40	2.48	0.49	12

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Tax Aware Fund	19

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following is a separate fund of the Trust (the "Fund") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Tax Aware Real Return Fund	Class A, Class C, Class I and Class R6	Diversified
The investment objective of the Fund is to seek to maximize after-tax inflation protected return.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund's prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.

20	J.P. Morgan Tax Aware Fund	April 30, 2025

Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$543,585	$—	$543,585
Short-Term Investments
Investment Companies	38,260	—	—	38,260
Total Investments in Securities	$38,260	$543,585	$—	$581,845
Appreciation in Other Financial Instruments
Futures Contracts	$638	$—	$—	$638
Swaps	—	2,404	—	2,404
Depreciation in Other Financial Instruments
Futures Contracts	$(85)	$—	$—	$(85)
Swaps	—	(152)	—	(152)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$553	$2,252	$—	$2,805
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of April 30, 2025, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of April 30, 2025, which are shown as a Receivable for Investment securities sold - delayed delivery securities and a Payable for Investment securities purchased - delayed delivery securities, respectively, on the Statement of Assets and Liabilities. The values of these securities held at April 30, 2025 are detailed on the SOI, if any.

April 30, 2025	J.P. Morgan Tax Aware Fund	21

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
D. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not lend out any securities during the six months ended April 30, 2025.
E. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.98% (a) (b)	$37,415	$126,910	$126,065	$— (c)	$— (c)	$38,260	38,256	$560	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
(c)	Amount rounds to less than one thousand.
F. Futures Contracts—The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures

22	J.P. Morgan Tax Aware Fund	April 30, 2025

contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Swaps—The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve) and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statement of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/ depreciation on swaps on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
Inflation-Linked Swaps
The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.
Derivatives Volume
The table below discloses the volume of the Fund's futures contracts and swaps activity during the six months ended April 30, 2025. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:

Futures Contracts:
Average Notional Balance Long	$30,757
Average Notional Balance Short	(14,704)
Ending Notional Balance Long	44,244
Ending Notional Balance Short	(8,746)
Interest Rate-Related Swaps (Inflation-Linked Swaps):
Average Notional Balance - Pays Fixed Rate	347,658
Ending Notional Balance - Pays Fixed Rate	390,328
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when the Fund first learns of the dividend.

April 30, 2025	J.P. Morgan Tax Aware Fund	23

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
I. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the six months ended April 30, 2025, are as follows:
	Class A	Class C	Class I	Class R6	Total
Transfer agency fees	$2	$1	$2	$1	$6
J. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of April 30, 2025, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years, remain subject to examination by the Internal Revenue Service.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
L. Segment Reporting — The Fund adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
M. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.35% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the six months ended April 30, 2025, the effective annualized rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

24	J.P. Morgan Tax Aware Fund	April 30, 2025

C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund's principal underwriter and promotes and arranges for the sale of the Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of each Fund do not charge a distribution fee. The Distribution Plan provides that Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2025, JPMDS retained the following:
Front-End Sales Charge	CDSC
$2	$—
D. Service Fees— The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I
0.25%	0.25%	0.25%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund's respective average daily net assets as shown in the table below:
Class A	Class C	Class I	Class R6
0.70%	1.20%	0.45%	0.35%

The expense limitation agreements were in effect for the six months ended April 30, 2025 and the contractual expense limitation percentages in the table above are in place until at least February 28, 2026.
For the six months ended April 30, 2025, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

April 30, 2025	J.P. Morgan Tax Aware Fund	25

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total
$247	$165	$360	$772
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the six months ended April 30, 2025 was $22.
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended April 30, 2025, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$209,141	$169,453
During the six months ended April 30, 2025, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2025 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$582,967	$7,575	$5,857	$1,718
At October 31, 2024, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$94,906	$28,934
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates

26	J.P. Morgan Tax Aware Fund	April 30, 2025

beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2025.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the six months ended April 30, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of April 30, 2025, the Fund had two individual shareholder and/or non-affiliated omnibus accounts, which owned 37.2% of the Fund’s outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these investments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Fund is subject to credit risk. The Fund’s investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e. the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Fund invests primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer's ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers'

April 30, 2025	J.P. Morgan Tax Aware Fund	27

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
ratings and the Fund's ability to collect principal and interest, in the event of an issuer's default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

28	J.P. Morgan Tax Aware Fund	April 30, 2025

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. April 2025.
SAN-TA-425

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement
Not applicable.

Semi-Annual Financial Statements
J.P. Morgan Specialty Funds
April 30, 2025 (Unaudited)
JPMorgan Research Market Neutral Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectuses for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 99.6%
Common Stocks — 72.1%
Aerospace & Defense — 3.0%
Howmet Aerospace, Inc. (a)	30	4,212
RTX Corp.	20	2,539
TransDigm Group, Inc. (a)	3	3,493
		10,244
Air Freight & Logistics — 0.1%
FedEx Corp.	2	334
Banks — 2.0%
Bank of America Corp.	14	563
Fifth Third Bancorp (a)	58	2,081
Wells Fargo & Co. (a)	57	4,016
		6,660
Beverages — 0.8%
Coca-Cola Co. (The)	10	694
Keurig Dr Pepper, Inc.	34	1,179
PepsiCo, Inc.	5	754
		2,627
Biotechnology — 2.1%
AbbVie, Inc. (a)	15	2,871
Neurocrine Biosciences, Inc. *	8	863
Regeneron Pharmaceuticals, Inc.	3	1,783
Sarepta Therapeutics, Inc. *	5	294
Vertex Pharmaceuticals, Inc. * (a)	2	1,247
		7,058
Broadline Retail — 0.9%
Amazon.com, Inc. * (a)	17	3,186
Building Products — 1.2%
Trane Technologies plc	10	4,022
Capital Markets — 3.3%
Ameriprise Financial, Inc. (a)	9	4,307
Ares Management Corp.	3	467
Charles Schwab Corp. (The) (a)	38	3,132
CME Group, Inc.	1	400
Goldman Sachs Group, Inc. (The) (a)	1	345
MSCI, Inc.	4	1,907
Raymond James Financial, Inc.	6	766
		11,324
Chemicals — 0.2%
Air Products and Chemicals, Inc.	1	144
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — continued
Linde plc	1	508
Sherwin-Williams Co. (The)	—	169
		821
Communications Equipment — 0.3%
Arista Networks, Inc. *	12	991
Construction Materials — 0.6%
Martin Marietta Materials, Inc.	4	2,110
Consumer Finance — 0.6%
American Express Co.	5	1,283
Capital One Financial Corp.	4	706
		1,989
Consumer Staples Distribution & Retail — 0.4%
Maplebear, Inc. *	34	1,371
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	42	1,163
Electric Utilities — 3.3%
Entergy Corp. (a)	40	3,345
NextEra Energy, Inc. (a)	37	2,498
PG&E Corp.	53	865
Southern Co. (The) (a)	50	4,626
		11,334
Electrical Equipment — 1.0%
AMETEK, Inc.	6	897
Eaton Corp. plc	2	650
Emerson Electric Co.	16	1,694
		3,241
Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc. *	4	635
Energy Equipment & Services — 0.4%
Baker Hughes Co.	39	1,380
Entertainment — 1.8%
Live Nation Entertainment, Inc. *	8	1,052
Walt Disney Co. (The)	22	2,021
Warner Bros Discovery, Inc. *	110	959
Warner Music Group Corp., Class A (a)	68	2,061
		6,093
Financial Services — 7.3%
Affirm Holdings, Inc. *	45	2,234
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Specialty Funds	1

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Financial Services — continued
Apollo Global Management, Inc.	11	1,530
Corpay, Inc. * (a)	16	5,207
Fidelity National Information Services, Inc. (a)	82	6,467
Mastercard, Inc., Class A (a)	14	7,244
Toast, Inc., Class A *	55	1,964
WEX, Inc. *	2	287
		24,933
Food Products — 0.0% ^
Mondelez International, Inc., Class A	2	147
Ground Transportation — 1.0%
Canadian Pacific Kansas City Ltd. (Canada)	30	2,173
Saia, Inc. *	1	382
Uber Technologies, Inc. *	3	246
XPO, Inc. *	7	697
		3,498
Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp. *	11	1,118
Edwards Lifesciences Corp. *	15	1,123
Intuitive Surgical, Inc. *	1	370
Medtronic plc	7	652
Stryker Corp.	5	1,848
		5,111
Health Care Providers & Services — 1.6%
Cigna Group (The)	4	1,201
Humana, Inc.	5	1,377
McKesson Corp.	1	826
UnitedHealth Group, Inc. (a)	5	2,074
		5,478
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	13	897
Ventas, Inc.	28	1,980
		2,877
Hotels, Restaurants & Leisure — 3.0%
Carnival Corp. *	82	1,508
Chipotle Mexican Grill, Inc. * (a)	47	2,363
Expedia Group, Inc.	1	146
Hilton Worldwide Holdings, Inc.	4	1,027
INVESTMENTS	SHARES (000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
McDonald's Corp. (a)	8	2,500
Yum! Brands, Inc. (a)	18	2,648
		10,192
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	9	1,172
Industrial Conglomerates — 0.7%
3M Co. (a)	16	2,207
Insurance — 4.3%
Aon plc, Class A	14	4,837
Arch Capital Group Ltd.	5	471
Arthur J Gallagher & Co. (a)	15	4,924
Progressive Corp. (The) (a)	15	4,305
		14,537
Interactive Media & Services — 1.2%
Meta Platforms, Inc., Class A (a)	5	2,604
Pinterest, Inc., Class A *	56	1,412
		4,016
IT Services — 1.1%
Cognizant Technology Solutions Corp., Class A (a)	43	3,127
MongoDB, Inc. *	3	535
		3,662
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	11	1,211
Danaher Corp.	7	1,348
Thermo Fisher Scientific, Inc. (a)	2	886
		3,445
Machinery — 0.9%
AGCO Corp.	2	172
Deere & Co.	1	562
Ingersoll Rand, Inc. (a)	8	575
Otis Worldwide Corp.	18	1,754
		3,063
Media — 0.5%
Charter Communications, Inc., Class A *	3	1,226
Comcast Corp., Class A	12	406
		1,632
Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	11	384
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Specialty Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Multi-Utilities — 2.1%
Ameren Corp. (a)	33	3,269
CMS Energy Corp.	28	2,067
Dominion Energy, Inc.	34	1,843
		7,179
Oil, Gas & Consumable Fuels — 2.7%
Cheniere Energy, Inc.	8	1,883
ConocoPhillips	10	863
Diamondback Energy, Inc.	4	575
EOG Resources, Inc.	8	904
EQT Corp.	4	207
Exxon Mobil Corp. (a)	12	1,280
Marathon Petroleum Corp.	4	502
TC Energy Corp. (Canada)	50	2,506
Williams Cos., Inc. (The)	9	545
		9,265
Pharmaceuticals — 1.0%
Bristol-Myers Squibb Co. (a)	32	1,608
Johnson & Johnson	11	1,689
		3,297
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	6	690
Equifax, Inc.	2	683
		1,373
Residential REITs — 0.3%
American Homes 4 Rent, Class A	29	1,090
Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc. *	5	499
Analog Devices, Inc. (a)	8	1,560
ASML Holding NV (Registered), NYRS (Netherlands)	1	507
Broadcom, Inc.	8	1,607
Lam Research Corp.	14	1,021
Marvell Technology, Inc.	16	919
Microchip Technology, Inc. (a)	20	930
Micron Technology, Inc. (a)	15	1,179
NVIDIA Corp. (a)	36	3,958
NXP Semiconductors NV (Netherlands) (a)	13	2,348
ON Semiconductor Corp. *	38	1,497
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	25	4,061
Texas Instruments, Inc.	10	1,590
		21,676
Software — 4.1%
Crowdstrike Holdings, Inc., Class A *	2	866
Fair Isaac Corp. *	1	1,779
Microsoft Corp. (a)	11	4,312
Oracle Corp.	8	1,112
PTC, Inc. *	3	471
Roper Technologies, Inc.	1	547
Salesforce, Inc. (a)	8	2,079
ServiceNow, Inc. *	2	2,245
Synopsys, Inc. *	1	538
		13,949
Specialized REITs — 1.0%
American Tower Corp.	8	1,835
Extra Space Storage, Inc.	11	1,544
		3,379
Specialty Retail — 3.9%
AutoZone, Inc. *	—	1,757
Best Buy Co., Inc.	19	1,251
Burlington Stores, Inc. * (a)	15	3,434
Lowe's Cos., Inc. (a)	15	3,367
O'Reilly Automotive, Inc. * (a)	1	1,289
Ross Stores, Inc.	17	2,321
		13,419
Technology Hardware, Storage & Peripherals — 2.3%
Dell Technologies, Inc., Class C	5	484
Hewlett Packard Enterprise Co. (a)	123	1,986
Sandisk Corp. *	12	392
Seagate Technology Holdings plc	36	3,288
Western Digital Corp. *	37	1,607
		7,757
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	—	232
Total Common Stocks (Cost $206,637)		245,553
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Specialty Funds	3

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Short-Term Investments — 27.5%
Investment Companies — 27.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (b) (c)(Cost $93,785)	93,758	93,786
Total Long Positions (Cost $300,422)		339,339
Short Positions — (71.4)%
Common Stocks — (71.4)%
Aerospace & Defense — (0.9)%
General Dynamics Corp.	(2)	(478)
Huntington Ingalls Industries, Inc.	(6)	(1,317)
L3Harris Technologies, Inc.	(5)	(1,190)
Northrop Grumman Corp.	—	(240)
(3,225)
Air Freight & Logistics — (0.3)%
Expeditors International of Washington, Inc.	(7)	(778)
United Parcel Service, Inc., Class B	(3)	(328)
(1,106)
Automobiles — (0.7)%
Ford Motor Co.	(138)	(1,380)
General Motors Co.	(16)	(695)
Harley-Davidson, Inc.	(8)	(188)
(2,263)
Banks — (1.6)%
Citizens Financial Group, Inc.	(35)	(1,307)
Huntington Bancshares, Inc.	(156)	(2,264)
KeyCorp	(129)	(1,907)
(5,478)
Beverages — (0.4)%
Brown-Forman Corp., Class B	(8)	(261)
Brown-Forman Corp., Class A	(6)	(215)
Molson Coors Beverage Co., Class B	(16)	(926)
(1,402)
Biotechnology — (1.5)%
Amgen, Inc.	(8)	(2,277)
Gilead Sciences, Inc.	(23)	(2,509)
Moderna, Inc. *	(13)	(363)
(5,149)
Broadline Retail — (0.3)%
eBay, Inc.	(15)	(1,018)
INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — (0.9)%
Johnson Controls International plc	(36)	(3,005)
Capital Markets — (5.0)%
Bank of New York Mellon Corp. (The)	(17)	(1,387)
Blackrock, Inc.	(3)	(2,646)
Carlyle Group, Inc. (The)	(18)	(700)
Cboe Global Markets, Inc.	(4)	(880)
Coinbase Global, Inc., Class A *	(3)	(555)
FactSet Research Systems, Inc.	(4)	(1,657)
Franklin Resources, Inc.	(154)	(2,892)
KKR & Co., Inc.	(13)	(1,523)
Moody's Corp.	(6)	(2,751)
State Street Corp.	(23)	(1,990)
(16,981)
Chemicals — (0.4)%
Eastman Chemical Co.	(18)	(1,416)
Commercial Services & Supplies — (1.5)%
Cintas Corp.	(10)	(2,169)
Republic Services, Inc.	(3)	(796)
Veralto Corp.	(15)	(1,388)
Waste Management, Inc.	(3)	(622)
(4,975)
Communications Equipment — (2.2)%
Cisco Systems, Inc.	(128)	(7,363)
Consumer Finance — (0.3)%
Synchrony Financial	(20)	(1,028)
Consumer Staples Distribution & Retail — (3.7)%
Dollar General Corp.	(29)	(2,666)
Kroger Co. (The)	(11)	(821)
Sysco Corp.	(91)	(6,524)
Target Corp.	(27)	(2,640)
(12,651)
Containers & Packaging — (0.5)%
Ball Corp.	(3)	(162)
International Paper Co.	(35)	(1,618)
(1,780)
Distributors — (0.4)%
Pool Corp.	(4)	(1,313)
Electric Utilities — (3.9)%
American Electric Power Co., Inc.	(27)	(2,970)
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Specialty Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Electric Utilities — continued
Eversource Energy	(53)	(3,136)
Exelon Corp.	(31)	(1,440)
FirstEnergy Corp.	(60)	(2,567)
Pinnacle West Capital Corp.	(8)	(798)
PPL Corp.	(68)	(2,481)
(13,392)
Electrical Equipment — (0.4)%
Acuity, Inc.	(2)	(398)
Rockwell Automation, Inc.	(4)	(1,066)
(1,464)
Electronic Equipment, Instruments & Components — (0.6)%
Corning, Inc.	(44)	(1,939)
Energy Equipment & Services — (0.3)%
Halliburton Co.	(57)	(1,131)
Entertainment — (1.0)%
Electronic Arts, Inc.	(7)	(984)
Netflix, Inc. *	(2)	(1,874)
TKO Group Holdings, Inc.	(3)	(542)
(3,400)
Financial Services — (1.7)%
PayPal Holdings, Inc. *	(48)	(3,161)
Voya Financial, Inc.	(12)	(717)
Western Union Co. (The)	(202)	(1,996)
(5,874)
Food Products — (0.7)%
Conagra Brands, Inc.	(5)	(131)
General Mills, Inc.	(9)	(491)
Kraft Heinz Co. (The)	(67)	(1,939)
(2,561)
Gas Utilities — (0.3)%
National Fuel Gas Co.	(16)	(1,219)
Ground Transportation — (0.4)%
Heartland Express, Inc.	(27)	(206)
Norfolk Southern Corp.	(2)	(338)
Old Dominion Freight Line, Inc.	(5)	(754)
(1,298)
Health Care Equipment & Supplies — (1.1)%
Abbott Laboratories	(5)	(620)
Dentsply Sirona, Inc.	(58)	(807)
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Equipment & Supplies — continued
Dexcom, Inc. *	(17)	(1,262)
Zimmer Biomet Holdings, Inc.	(9)	(925)
(3,614)
Health Care Providers & Services — (1.5)%
Centene Corp. *	(23)	(1,391)
Elevance Health, Inc.	(2)	(1,028)
Henry Schein, Inc. *	(20)	(1,267)
Labcorp Holdings, Inc.	(2)	(371)
Molina Healthcare, Inc. *	(3)	(1,028)
(5,085)
Hotels, Restaurants & Leisure — (1.0)%
Airbnb, Inc., Class A *	(4)	(455)
Choice Hotels International, Inc.	(10)	(1,308)
Starbucks Corp.	(21)	(1,688)
(3,451)
Household Durables — (0.2)%
DR Horton, Inc.	(1)	(151)
NVR, Inc. *	—	(264)
PulteGroup, Inc.	(2)	(163)
(578)
Household Products — (0.1)%
Colgate-Palmolive Co.	(4)	(331)
Kimberly-Clark Corp.	(1)	(153)
(484)
Insurance — (5.5)%
Aflac, Inc.	(20)	(2,154)
Allstate Corp. (The)	(25)	(5,012)
American International Group, Inc.	(43)	(3,514)
Globe Life, Inc.	(8)	(987)
Hartford Insurance Group, Inc. (The)	(13)	(1,530)
Kinsale Capital Group, Inc.	(5)	(1,961)
RenaissanceRe Holdings Ltd. (Bermuda)	(4)	(1,004)
Willis Towers Watson plc	(3)	(1,025)
WR Berkley Corp.	(20)	(1,468)
(18,655)
Interactive Media & Services — (1.3)%
Alphabet, Inc., Class C	(19)	(3,119)
Snap, Inc., Class A *	(162)	(1,288)
(4,407)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Specialty Funds	5

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
IT Services — (1.7)%
Accenture plc (Ireland), Class A	(7)	(1,959)
Infosys Ltd. (India)	(68)	(1,200)
International Business Machines Corp.	(11)	(2,662)
(5,821)
Life Sciences Tools & Services — (1.7)%
Bruker Corp.	(50)	(2,018)
Illumina, Inc. *	(10)	(774)
Revvity, Inc.	(19)	(1,732)
Waters Corp. *	(3)	(1,150)
(5,674)
Machinery — (2.5)%
Caterpillar, Inc.	(1)	(392)
Donaldson Co., Inc.	(32)	(2,114)
IDEX Corp.	(2)	(352)
Illinois Tool Works, Inc.	(14)	(3,368)
Snap-on, Inc.	(2)	(617)
Stanley Black & Decker, Inc.	(28)	(1,668)
(8,511)
Media — (1.2)%
Fox Corp., Class A	(76)	(3,768)
Paramount Global, Class B	(15)	(180)
(3,948)
Multi-Utilities — (1.5)%
CenterPoint Energy, Inc.	(20)	(778)
Consolidated Edison, Inc.	(26)	(2,936)
WEC Energy Group, Inc.	(13)	(1,366)
(5,080)
Oil, Gas & Consumable Fuels — (2.8)%
APA Corp.	(88)	(1,362)
Coterra Energy, Inc.	(38)	(947)
Enbridge, Inc. (Canada)	(41)	(1,913)
Kinder Morgan, Inc.	(63)	(1,668)
Occidental Petroleum Corp.	(41)	(1,602)
ONEOK, Inc.	(12)	(975)
Valero Energy Corp.	(8)	(934)
(9,401)
Passenger Airlines — (0.0)% ^
Southwest Airlines Co.	(5)	(131)
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — (1.8)%
Eli Lilly & Co.	(2)	(2,082)
Merck & Co., Inc.	(11)	(943)
Pfizer, Inc.	(52)	(1,263)
Zoetis, Inc.	(12)	(1,842)
(6,130)
Professional Services — (2.4)%
Automatic Data Processing, Inc.	(3)	(975)
Dayforce, Inc. *	(10)	(555)
Paychex, Inc.	(12)	(1,807)
Paycom Software, Inc.	(10)	(2,282)
Robert Half, Inc.	(23)	(991)
TransUnion	(3)	(266)
Verisk Analytics, Inc.	(4)	(1,283)
(8,159)
Residential REITs — (0.1)%
Mid-America Apartment Communities, Inc.	(2)	(369)
Retail REITs — (1.5)%
NNN REIT, Inc.	(44)	(1,801)
Realty Income Corp.	(29)	(1,699)
Simon Property Group, Inc.	(10)	(1,524)
(5,024)
Semiconductors & Semiconductor Equipment — (4.7)%
ARM Holdings plc *	(32)	(3,675)
Intel Corp.	(50)	(1,004)
KLA Corp.	(1)	(994)
Monolithic Power Systems, Inc.	(3)	(1,616)
Qorvo, Inc. *	(14)	(1,030)
QUALCOMM, Inc.	(30)	(4,511)
Skyworks Solutions, Inc.	(32)	(2,030)
Teradyne, Inc.	(16)	(1,162)
(16,022)
Software — (2.4)%
Adobe, Inc. *	(7)	(2,539)
Bill Holdings, Inc. *	(29)	(1,306)
Palo Alto Networks, Inc. *	(6)	(1,124)
Workday, Inc., Class A *	(13)	(3,303)
(8,272)
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Specialty Funds	April 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Specialized REITs — (0.8)%
Iron Mountain, Inc.	(12)	(1,102)
Public Storage	(5)	(1,562)
(2,664)
Specialty Retail — (2.1)%
Home Depot, Inc. (The)	(9)	(3,368)
TJX Cos., Inc. (The)	(12)	(1,566)
Ulta Beauty, Inc. *	(3)	(1,053)
Williams-Sonoma, Inc.	(7)	(1,084)
(7,071)
Technology Hardware, Storage & Peripherals — (2.6)%
Apple, Inc.	(29)	(6,174)
HP, Inc.	(29)	(754)
NetApp, Inc.	(21)	(1,851)
(8,779)
Textiles, Apparel & Luxury Goods — (0.3)%
Lululemon Athletica, Inc. *	(3)	(930)
Trading Companies & Distributors — (0.7)%
Fastenal Co.	(29)	(2,370)
Wireless Telecommunication Services — (0.0)% ^
T-Mobile US, Inc.	(1)	(163)
Total Common Stocks (Proceeds $(256,181))		(243,224)
Total Short Positions (Proceeds $(256,181))		(243,224)
Total Investments — 28.2% (Cost $44,241)		96,115
Other Assets Less Liabilities — 71.8%		244,505
Net Assets — 100.0%		340,620

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities and cash segregated as collateral is $43,757 and $241,982, respectively.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Specialty Funds	7

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	29	06/20/2025	USD	8,102	706

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Specialty Funds	April 30, 2025

STATEMENT OF ASSETS AND LIABILITIES
AS OF April 30, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)

JPMorgan Research Market Neutral Fund
ASSETS:
Investments in non-affiliates, at value	$245,553
Investments in affiliates, at value	93,786
Cash	26
Deposits at broker for futures contracts	705
Deposits at broker for securities sold short	241,982
Receivables:
Investment securities sold	1,592
Fund shares sold	313
Interest from non-affiliates	787
Dividends from non-affiliates	116
Dividends from affiliates	325
Tax reclaims	2
Variation margin on futures contracts	16
Other assets	46
Total Assets	585,249
LIABILITIES:
Payables:
Securities sold short, at value	243,224
Dividend expense to non-affiliates on securities sold short	143
Investment securities purchased	699
Fund shares redeemed	382
Accrued liabilities:
Investment advisory fees	55
Administration fees	4
Distribution fees	7
Service fees	68
Custodian and accounting fees	1
Trustees’ and Chief Compliance Officer’s fees	1
Other	45
Total Liabilities	244,629
Net Assets	$340,620
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Specialty Funds	9

STATEMENT OF ASSETS AND LIABILITIES
AS OF April 30, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
JPMorgan Research Market Neutral Fund
NET ASSETS:
Paid-in-Capital	$325,164
Total distributable earnings (loss)	15,456
Total Net Assets	$340,620
Net Assets:
Class A	$29,267
Class C	1,910
Class I	309,443
Total	$340,620
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,016
Class C	150
Class I	19,757
Net Asset Value (a):
Class A — Redemption price per share	$14.52
Class C — Offering price per share (b)	12.73
Class I — Offering and redemption price per share	15.66
Class A maximum sales charge	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$15.32
Cost of investments in non-affiliates	$206,637
Cost of investments in affiliates	93,785
Proceeds from securities sold short	256,181

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Specialty Funds	April 30, 2025

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025 (Unaudited)
(Amounts in thousands)

JPMorgan Research Market Neutral Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$13
Interest income from non-affiliates on securities sold short	6,094
Dividend income from non-affiliates	1,980
Dividend income from affiliates	1,779
Total investment income	9,866
EXPENSES:
Investment advisory fees	659
Administration fees	141
Distribution fees:
Class A	38
Class C	7
Service fees:
Class A	38
Class C	3
Class I	430
Custodian and accounting fees	26
Professional fees	414
Trustees’ and Chief Compliance Officer’s fees	14
Printing and mailing costs	62
Registration and filing fees	40
Transfer agency fees (See Note 2.H.)	7
Dividend expense to non-affiliates on securities sold short	3,135
Other	6
Total expenses	5,020
Less fees waived	(612)
Net expenses	4,408
Net investment income (loss)	5,458
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	5,921
Investments in affiliates	(7)
Futures contracts	1,113
Securities sold short	(17,026)
Net realized gain (loss)	(9,999)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(15,330)
Investments in affiliates	(6)
Futures contracts	550
Securities sold short	24,422
Change in net unrealized appreciation/depreciation	9,636
Net realized/unrealized gains (losses)	(363)
Change in net assets resulting from operations	$5,095
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Specialty Funds	11

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Research Market Neutral Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,458	$9,120
Net realized gain (loss)	(9,999)	11,414
Change in net unrealized appreciation/depreciation	9,636	12,505
Change in net assets resulting from operations	5,095	33,039
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,459)	(644)
Class C	(97)	(43)
Class I	(16,312)	(5,534)
Total distributions to shareholders	(17,868)	(6,221)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	13,705	87,497
NET ASSETS:
Change in net assets	932	114,315
Beginning of period	339,688	225,373 (a)
End of period	$340,620	$339,688

(a)
Beginning of period net assets is shown after future share reacquisition adjustment.
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Specialty Funds	April 30, 2025

	JPMorgan Research Market Neutral Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$5,847	$13,867
Distributions reinvested	1,425	626
Cost of shares redeemed	(7,384)	(9,909)
Change in net assets resulting from Class A capital transactions	(112)	4,584
Class C
Proceeds from shares issued	113	166
Distributions reinvested	96	43
Cost of shares redeemed	(137)	(234)
Change in net assets resulting from Class C capital transactions	72	(25)
Class I
Proceeds from shares issued	201,375	179,385
Distributions reinvested	13,687	4,538
Cost of shares redeemed	(201,317)	(100,985)
Change in net assets resulting from Class I capital transactions	13,745	82,938
Total change in net assets resulting from capital transactions	$13,705	$87,497
SHARE TRANSACTIONS:
Class A
Issued	398	974
Reinvested	97	47
Redeemed	(507)	(695)
Change in Class A Shares	(12)	326
Class C
Issued	9	13
Reinvested	7	4
Redeemed	(11)	(19)
Change in Class C Shares	5	(2)
Class I
Issued	12,704	11,592
Reinvested	869	320
Redeemed	(12,833)	(6,646)
Change in Class I Shares	740	5,266
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Specialty Funds	13

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Research Market Neutral Fund
Class A
Six Months Ended April 30, 2025 (Unaudited)	$15.01	$0.19	$0.02	$0.21	$(0.35)	$(0.35)	$(0.70)
Year Ended October 31, 2024	13.56 *	0.47	1.34	1.81	(0.36)	—	(0.36)
Year Ended October 31, 2023	12.30 *	0.34	0.84	1.18	—	—	—
Year Ended October 31, 2022	12.63 *	(0.10)	(0.32)	(0.42)	—	—	—
Year Ended October 31, 2021	13.23 *	(0.21)	0.41	0.20	—	(0.91)	(0.91)
Year Ended October 31, 2020	13.26 *	(0.20)	1.51	1.31	—	(1.49)	(1.49)
Class C
Six Months Ended April 30, 2025 (Unaudited)	13.23	0.14	0.01	0.15	(0.30)	(0.35)	(0.65)
Year Ended October 31, 2024	12.00 *	0.36	1.17	1.53	(0.30)	—	(0.30)
Year Ended October 31, 2023	10.94 *	0.25	0.77	1.02	—	—	—
Year Ended October 31, 2022	11.29 *	(0.14)	(0.30)	(0.44)	—	—	—
Year Ended October 31, 2021	11.97 *	(0.25)	0.41	0.16	—	(0.91)	(0.91)
Year Ended October 31, 2020	12.20 *	(0.23)	1.36	1.13	—	(1.49)	(1.49)
Class I
Six Months Ended April 30, 2025 (Unaudited)	16.16	0.23	0.01	0.24	(0.39)	(0.35)	(0.74)
Year Ended October 31, 2024	14.58 *	0.55	1.42	1.97	(0.39)	—	(0.39)
Year Ended October 31, 2023	13.19 *	0.41	0.75	1.16	—	—	—
Year Ended October 31, 2022	13.51 *	(0.06)	(0.53)	(0.59)	—	—	—
Year Ended October 31, 2021	14.03 *	(0.20)	0.46	0.26	—	(0.91)	(0.91)
Year Ended October 31, 2020	13.96 *	(0.19)	1.00	0.81	—	(1.49)	(1.49)

*	Net asset value per share has been calculated after future share reacquisition adjustment for the impacted periods.
**	Amount presented after future share reacquisition adjustment.
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)

	April 30, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net expenses (excluding dividend and interest expense for securities sold short)
Class A	0.91%	0.92%	0.90%	0.90%	0.92%	1.06%
Class C	1.41	1.42	1.39	1.39	1.41	1.58
Class I	0.66	0.67	0.64	0.64	0.66	0.75
Expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short)
Class A	1.24	1.05	1.07	1.08	1.14	1.44
Class C	1.75	1.57	1.55	1.57	1.64	1.93
Class I	0.98	0.79	0.81	0.82	0.87	1.11

(g)	Interest expense on securities sold short is 0.16%.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Specialty Funds	April 30, 2025

		Ratios/Supplemental data
				Ratios to average net assets(a)
Future share reacquisition adjustment	Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses (including dividend expense for securities sold short)(e)(f)	Net investment income (loss)	Expenses without waivers and reimbursements (including dividend expense for securities sold short)(f)	Portfolio turnover rate (excluding securities sold short)(c)	Portfolio turnover rate (including securities sold short)(c)

$—	$14.52	1.42%	$29,267	2.57%	2.67%	2.90%	79%	164%
—	15.01	13.62	30,435	2.71	3.36	2.84	103	218
0.08	13.56 *	10.24	23,101 **	2.84	2.69	3.01	92	232
0.09	12.30 *	(2.61)	20,259 **	2.72	(0.84)	2.90	100	252
0.11	12.63 *	2.67	17,161 **	2.92 (g)	(1.71)	3.14	119	307
0.15	13.23 *	12.39	18,509 **	3.18	(1.53)	3.56	224	531

—	12.73	1.12	1,910	3.06	2.17	3.40	79	164
—	13.23	13.02	1,913	3.20	2.86	3.35	103	218
0.04	12.00 *	9.69	1,762 **	3.33	2.20	3.50	92	232
0.09	10.94 *	(3.10)	1,504 **	3.21	(1.30)	3.39	100	252
0.07	11.29 *	2.25	1,233 **	3.44 (g)	(2.22)	3.67	119	307
0.13	11.97 *	11.76	1,982 **	3.70	(1.94)	4.04	224	531

—	15.66	1.51	309,443	2.32	2.92	2.64	79	164
—	16.16	13.84	307,340	2.44	3.62	2.56	103	218
0.23	14.58 *	10.54	200,510 **	2.55	2.98	2.72	92	232
0.27	13.19 *	(2.37)	139,458 **	2.41	(0.47)	2.59	100	252
0.13	13.51 *	3.10	75,401 **	2.69 (g)	(1.50)	2.90	119	307
0.75	14.03 *	12.49	123,114 **	2.87	(1.39)	3.23	224	531

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Specialty Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following is a separate fund of the Trust (the "Fund") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Research Market Neutral Fund	Class A, Class C and Class I	Diversified
The investment objective of the Fund is to seek to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund's prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

16	J.P. Morgan Specialty Funds	April 30, 2025

•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$339,339	$—	$—	$339,339
Total Liabilities for Securities Sold Short (a)	$(243,224)	$—	$—	$(243,224)
Appreciation in Other Financial Instruments
Futures Contracts (a)	$706	$—	$—	$706

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of April 30, 2025, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not lend out any securities during the six months ended April 30, 2025.

April 30, 2025	J.P. Morgan Specialty Funds	17

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
D. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.31% (a) (b)	$86,511	$326,236	$318,948	$(7)	$(6)	$93,786	93,758	$1,779	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
E. Futures Contracts—The Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Fund also used index futures contracts to more effectively manage the long and short equity exposures in the portfolio. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the futures contracts activity during the six months ended April 30, 2025:

Futures Contracts:
Average Notional Balance Long	$1,157
Average Notional Balance Short	(8,848)
Ending Notional Balance Long	8,102
F. Short Sales— The Fund engaged in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.
The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities sold short, while cash collateral deposited at the Fund's custodian for the benefit of the broker is recorded as Restricted cash for securities sold short on the Statement of Assets and Liabilities. Securities segregated as collateral are denoted on the SOI. The Fund may receive or pay the net of

18	J.P. Morgan Specialty Funds	April 30, 2025

the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net amounts of income or fees are included as interest income or interest expense on securities sold short on the Statement of Operations.
The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statement of Operations as Dividend expense on securities sold short. The Fund is obligated to pay the broker interest accrued on short positions while the position is outstanding. Interest expense on short positions is reported as Interest expense to non-affiliates on securities sold short on the Statement of Operations. Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation/depreciation on the Statement of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.
As of April 30, 2025, The Fund had outstanding short sales as listed on its SOI.
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, and dividend expense on securities sold short are recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the six months ended April 30, 2025, are as follows:
	Class A	Class C	Class I	Total
Transfer agency fees	$3	$— (a)	$4	$7

(a)	Amount rounds to less than one thousand.
I. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of April 30, 2025, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

April 30, 2025	J.P. Morgan Specialty Funds	19

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
K. Segment Reporting — The Fund adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
L. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.35% of the Fund's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the six months ended April 30, 2025, the effective annualized rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund's principal underwriter and promotes and arranges for the sale of the Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Class I Shares of the Fund do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2025, JPMDS retained the following:
Front-End Sales Charge	CDSC
$— (a)	$—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

20	J.P. Morgan Specialty Funds	April 30, 2025

Class A	Class C	Class I
0.25%	0.25%	0.25%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
F. Waivers and Reimbursements— The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:
Class A	Class C	Class I
0.95%	1.45%	0.69%

The expense limitation agreement was in effect for the six months ended April 30, 2025 and are in place until at least February 28, 2025.
For the six months ended April 30, 2025, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total
$473	$65	$1	$539
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the six months ended April 30, 2025 was $73.
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

April 30, 2025	J.P. Morgan Specialty Funds	21

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
During the year ended October 31, 2024, the Fund identified a material error in accounting for the receipt of class action litigation payments which resulted in an understatement of the Fund’s net assets during the period April 29, 2019 through July 17, 2024, (the “Error Period”). The Fund applied its NAV error correction policy, and, for each financial reporting period during the Error Period, recorded a future share reacquisition adjustment to reflect the Fund’s unilateral right to remove excess shares attributable to purchases made during the Error Period and a Due to shareholders upon reprocessing payable for cash owed to shareholders who redeemed their shares of the Fund during the Error Period. As of October 15, 2024, the Adviser determined it would not reprocess share transactions and instead fully reimbursed the Fund $2,848 in cash towards the settlement of the future share reacquisition adjustment and due to shareholders upon reprocessing payable, net.
4. Investment Transactions
During the six months ended April 30, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
$234,632	$250,394	$236,763	$249,536
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2025 were as follows:
Aggregate Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$44,241	$66,828	$14,248	$52,580

*	The tax cost includes the proceeds from short sales which may result in a net negative cost.
At October 31, 2024, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term
$22,174 *

*	Amount includes capital loss carryforwards which are limited in future years under Internal Revenue Code sections 381-384.
During the year ended October 31, 2024, the following Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
$5,353
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II ("JPM II") and may be relied upon by the Fund because the Fund and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken

22	J.P. Morgan Specialty Funds	April 30, 2025

primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2025.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the six months ended April 30, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of April 30, 2025, the Fund had 3 individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the Fund's outstanding shares, and collectively owning 59.6% of the Fund's outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
As of April 30, 2025, the Fund pledged a significant portion of its assets to Citigroup Global Markets, Inc. for securities sold short. For the Fund, deposits at broker for securities sold short, as noted on the Statement of Assets and Liabilities, are held at Citigroup Global Markets, Inc.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund's underlying index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

April 30, 2025	J.P. Morgan Specialty Funds	23

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. April 2025.
SAN-SPEC-425

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
June 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
June 25, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
June 25, 2025